As filed with the Securities and Exchange Commission on December 21, 2001

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ( X )


Post-Effective Amendment No. 73 ( X )

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ( X )


Amendment No. 75 ( X )

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact name of registrant as specified in charter)

4900 Sears Tower
Chicago, Illinois 60606-6303
(Address of principal executive offices)

Registrant’s Telephone Number,
including Area Code 312-655-4400

Howard B. Surloff, Esq. Goldman Sachs Asset Management 32 Old Slip New York, New York 10005 (Name and address of agent for service)	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

    Immediately upon filing pursuant to paragraph (b)

    On December 28, 2001 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(1)
    On (date) pursuant to paragraph (a)(1)
    75 days after filing pursuant to paragraph (a)(2)
    On (date) pursuant to paragraph (a)(2) of rule 485.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Class A, B
and C Shares

December 28, 2001

 GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

■	Goldman Sachs CORESM International Equity Fund

■	Goldman Sachs International Equity Fund

■	Goldman Sachs European Equity Fund

■	Goldman Sachs Japanese Equity Fund

■	Goldman Sachs International Growth Opportunities Fund

■	Goldman Sachs Emerging Markets Equity Fund

■	Goldman Sachs Asia Growth Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as investment adviser to International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are each referred to in this Prospectus as the “Investment Adviser.”

ACTIVE INTERNATIONAL STYLE FUNDS

Goldman Sachs’ Active International Investment Philosophy:

Belief	How the Investment Adviser Acts on Belief

■ Equity markets are inefficient	Seeks excess return through team driven, research intensive and bottom-up stock selection.
■ Returns are variable	Seeks to capitalize on variability of market and regional returns through asset allocation decisions.
■ Corporate fundamentals ultimately drive share price	Seeks to conduct rigorous, first-hand research of business and company management.
■ A business’ intrinsic value will be achieved over time	Seeks to realize value through a long-term investment horizon.
■ Portfolio risk must be carefully analyzed and monitored	Seeks to systematically monitor and manage risk through diversification, multifactor risk models and currency management.

The Investment Adviser attempts to manage risk in these Funds through disciplined portfolio construction and continual portfolio review and analysis. As a result, bottom-up stock selection, driven by fundamental research, should be a main driver of returns.

1

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection

The CORE Fund uses the Goldman Sachs proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in the Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Value (How is the company priced relative to fundamental accounting measures?)
■	Price Momentum (What are medium-term price trends?)
■	Earnings Momentum (Are company profit expectations growing?)
■	Stability (How likely is the risk of earnings disappointment?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

II. CORE Portfolio Construction

Portfolio risk is monitored with the use of a sophisticated risk model, which measures the portfolio’s exposure to a variety of risk factors and estimates the associated volatility. In this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund benchmark. In addition, the CORE International Equity Fund utilizes proprietary quantitative models to allocate assets across countries.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

2

Fund Investment Objectives
and Strategies

Goldman Sachs CORE International Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged)

Investment Focus:	Large-cap equity investments in companies that are organized outside the United States or whose securities are primarily traded outside the United States

Investment Style:	Quantitative

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap companies that are organized outside the United States or whose securities are principally traded outside the United States.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries. The Fund may invest in the securities of issuers in countries with emerging markets or economies (“emerging countries”).

The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered to be cash equivalents.

3

Goldman Sachs
International Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Index (unhedged)

Investment Focus:	Equity investments in companies organized outside the United States or whose securities are principally traded outside the United States

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

The Fund may allocate its assets among countries as determined by the Invest- ment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may also invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
European Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Europe Index (unhedged)

Investment Focus:	Equity investments in European issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in European issuers. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified.

A European issuer is a company that either:

■	Has a class of its securities whose principal securities market is in one or more European countries;

■	Is organized under the laws of, or has a principal office in, a European country;

■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more European countries; or

■	Maintains 50% or more of its assets in one or more European countries.

The Fund may allocate its assets among different countries as determined by the Investment Adviser from time to time, provided that the Fund’s assets are invested in at least three European countries. It is currently anticipated that a majority of the Fund’s assets will be invested in the equity securities of large-cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid-cap companies and small-cap companies, as well as companies located in emerging countries in Eastern European nations, including the states that formerly comprised the Soviet Union and Yugoslavia.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-European countries including emerging countries located in Latin and South America, Africa and Asia, and in fixed-income securities, such as government, corporate and bank debt obligations.

5

Goldman Sachs
Japanese Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Tokyo Price Index (“TOPIX”) (unhedged)

Investment Focus:	Equity investments in Japanese issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Japanese issuers. A Japanese issuer is a company that either:

■	Has a class of its securities whose principal securities market is in Japan;

■	Is organized under the laws of, or has a principal office in, Japan;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in Japan; or
■	Maintains 50% or more of its assets in Japan.

The Fund’s concentration in Japanese issuers will expose it to the risks of adverse social, political and economic events which occur in Japan or affect the Japanese markets. These risks, some of which are discussed briefly below, may adversely affect the ability of the Fund to achieve its investment objective.

Japan’s economy, the second largest among developed nations, grew substantially after World War II. More recently, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has drifted between modest growth and recession. Currently, Japan has been experiencing stagnant consumer demand and rising unemployment. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation

6

FUND INVESTMENT OBJECTIVES AND STRATEGIES

of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. The current Prime Minister, shortly after taking office in April 2001, announced the outlines of a reform agenda to revitalize the economy. However, in November 2001, the credit rating of Japanese Government debt was downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan’s manufactured exports, could be expected to affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights are also not always enforced. For most of the 1990’s, Japanese securities markets experienced significant declines. Although the stock markets exhibited strength in 1999, they again generally declined in 2000 and through the first three quarters of 2001.

The common stock of many Japanese companies have historically traded at high price-earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price-earnings ratios of Japanese companies with those of companies in other countries, especially the United States. In addition, Japan’s relatively high degree of equity security cross-holdings between banks and corporations sometimes distorts supply/ demand conditions of certain securities. Such distortions may lead to higher price-earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in non-Japanese issuers and in fixed-income securities, such as government, corporate and bank debt obligations.

7

Goldman Sachs
International Growth Opportunities Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Small Cap Index (unhedged)

Investment Focus:	Small-cap foreign equity investments

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies:

■	With public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within $100 million and $4 billion, at the time of investment; and

■	That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in companies with public stock market capitalizations outside the market capitalization range stated above at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations. If the market capitalization of a company held by the Fund moves outside the range stated above, the Fund may, consistent with its investment objective, continue to hold the security.

8

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Emerging Markets Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Emerging Markets Free Index

Investment Focus:	Equity investments in emerging country issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries as well as any other emerging country to the extent that foreign investors are permitted by applicable law to make such investments:

■ Argentina	■ Egypt	■ Jordan	■ Philippines	■ Taiwan
■ Botswana	■ Greece	■ Kenya	■ Poland	■ Thailand
■ Brazil	■ Hong Kong	■ Malaysia	■ Russia	■ Turkey
■ Chile	■ Hungary	■ Mexico	■ Singapore	■ Venezuela
■ China	■ India	■ Morocco	■ South Africa	■ Zimbabwe
■ Colombia	■ Indonesia	■ Pakistan	■ South Korea
■ Czech Republic	■ Israel	■ Peru	■ Sri Lanka
9

Goldman Sachs Emerging Markets Equity Fund continued

An emerging country issuer is any company that either:

■	Has a class of its securities whose principal securities market is in an emerging country;
■	Is organized under the laws of, or has a principal office in, an emerging country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

■	Maintains 50% or more of its assets in one or more emerging countries.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments will depend upon the relative attractiveness of the emerging country markets and particular issuers. In addition, macro-economic factors and the portfolio managers’ and Goldman Sachs economists’ views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in (i) fixed-income securities of private and government emerging country issuers; and (ii) equity and fixed-income securities, such as government, corporate and bank debt obligations, of issuers in developed countries.

10

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Asia Growth Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® All Country Asia Free ex-Japan Index (unhedged)

Investment Focus:	Equity investments in issuers in Asian countries

Investment Process:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers.

An Asian issuer is any company that either:

■	Has a class of its securities whose principal securities market is in one or more Asian countries;

■	Is organized under the laws of, or has a principal office in, an Asian country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or
■	Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund’s investment policies, Asian countries include:

■ China	■ Malaysia	■ South Korea
■ Hong Kong	■ Pakistan	■ Sri Lanka
■ India	■ Philippines	■ Taiwan
■ Indonesia	■ Singapore	■ Thailand
11

Goldman Sachs Asia Growth Fund continued

as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments.

Allocation of the Fund’s investments will depend upon the Investment Adviser’s views of the relative attractiveness of the Asian markets and particular issuers.

Concentration of the Fund’s assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund’s assets were not so concentrated. For example, on August 31, 2001 (the end of the Fund’s last fiscal year), 24.5% of the Fund’s assets were invested in securities that traded in Hong Kong.

Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Since that time countries in the region have experienced recession and government intervention, have sought assistance from the International Monetary Fund and have experienced substantial domestic unrest. Although some restructuring has been undertaken, there can be no assurance that these efforts will be successful or that their recent problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can be no assurance that Hong Kong will not be adversely affected by Chinese sovereignty or political developments. Furthermore, the reversion of Hong Kong to China has created additional uncertainty as to future currency valuations relative to the U.S. dollar. Because the Hong Kong stock market has significant exposure to the property market in Hong Kong, the Fund’s investments could be adversely affected by a decline in that market.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-Asian countries and Japan, and in fixed-income securities, such as government, corporate and bank debt obligations.

12

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13

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities
lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and strategies of	CORE
the Fund	International	International	European
— Not permitted	Equity	Equity	Equity
	Fund	Fund	Fund

Investment Practices

Borrowings	33 1/3	33 1/3	33 1/3

Cross Hedging of Currencies	•	•	•

Currency Swaps*	15	15	15

Custodial Receipts	•	•	•

Equity Swaps*	15	15	15

Foreign Currency Transactions	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10	10	10

Options on Foreign Currencies[1]	•	•	•

Options on Securities and Securities Indices[2]	•	•	•

Unseasoned Companies	•	•	•

Warrants and Stock Purchase Rights	•	•	•

Repurchase Agreements	•	•	•

Securities Lending	33 1/3	33 1/3	33 1/3

Short Sales Against the Box	—	25	25

When-Issued Securities and Forward Commitments	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Funds may purchase and sell call and put options.
[2]	The Funds may sell covered call and put options and purchase call and put options.

14

OTHER INVESTMENT PRACTICES AND SECURITIES

	International	Emerging
Japanese	Growth	Markets
Equity	Opportunities	Equity	Asia Growth
Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3
•	•	•	•

15	15	15	15
•	•	•	•

15	15	15	15
•	•	•	•
•	•	•	•

10	10	10	10
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•

33 1/3	33 1/3	33 1/3	33 1/3

25	25	25	25
•	•	•	•

15

10 Percent of Total Assets (excluding securities lending collateral) (italic type)

10	Percent of Net Assets (including borrowings for investment purposes) (roman type)

•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Fund
— Not permitted

CORE
	International	International	European
	Equity	Equity	Equity
	Fund	Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•	•
Asset-Backed and Mortgage-Backed Securities[2]	—	•	•
Bank Obligations[1,2]	•	•	•
Convertible Securities	•	•	•
Corporate Debt Obligations[2]	•[4]	•	•
Equity Investments	80+	80+	80+
Emerging Country Securities	25	•	•
Fixed Income Securities[3]	20[4]	20	20[5]
Foreign Securities	•	•	•
Foreign Government Securities[2]	•	•	•
Non-Investment Grade Fixed Income Securities[2]	—	•[6]	•[6]
Real Estate Investment Trusts	•	•	•
Structured Securities*	•	•	•
Temporary Investments	35	100	100
U.S. Government Securities[2]	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	Issued by U.S. or foreign banks.
[2]	Limited by the amount the Fund invests in fixed-income securities.
[3]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities are investment grade (e.g., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investor’s Service, Inc. (“Moody’s”)).
[4]	Cash equivalents only.

[5]	The European Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) equity investments in issuers located in non-European countries; and (2) fixed-income securities.

[6]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

16

OTHER INVESTMENT PRACTICES AND SECURITIES

	International	Emerging
Japanese	Growth	Markets
Equity	Opportunities	Equity	Asia Growth
Fund	Fund	Fund	Fund

•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•
80+	80+	80+	80+
•	•	•	•
20 [7]	20[8]	20[9]	20[10]
•	•	•	•
•	•	•	•
•[6]	•[6]	•[6]	•[6]
•	•	•	•
•	•	•	•
100	100	35	100
•	•	•	•

[7]	The Japanese Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in non-Japanese issuers.

[8]	The International Growth Opportunities Fund may invest in the aggregate up to 20% of its Net Assets in (1) fixed-income securities; and (2) equity investments in companies with public stock market capitalizations of less than $100 million or more than $4 billion at the time of investment.

[9]	The Emerging Markets Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities of private and government emerging country issuers; and (2) equity and fixed-income investments in issuers in developed countries.

[10]	The Asia Growth Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in issuers located in non-Asian countries and Japan.

17

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

	CORE				International	Emerging
• Applicable	International	International	European	Japanese	Growth	Markets	Asia
— Not applicable	Equity	Equity	Equity	Equity	Opportunities	Equity	Growth

Credit/ Default	•	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Small Cap	—	—	•	—	•	—	—
Foreign	•	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
Stock	•	•	•	•	•	•	•
Geographic	•	•	•	•	•	•	•
Initial Public Offering (“IPO”)	•	—	•	•	•	•	•

All Funds:

■	Credit/ Default Risk— The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Emerging Countries Risk— The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

18

PRINCIPAL RISKS OF THE FUNDS

■	Interest Rate Risk— The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Foreign Risk— The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Derivatives Risk— The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk— The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk— The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

19

■	Geographic Risk— The European Equity Fund invests primarily in equity investments in European issuers. The Japanese Equity Fund invests primarily in equity investments in Japanese issuers. The Asia Growth Fund invests primarily in equity investments in Asian issuers. Concentration of the investments of these or other Funds in issuers located in a particular country or region will subject a Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Specific Funds:

■	Small Cap Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk— The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

20

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Class A Shares from year to year; and (b) how the average annual total returns of a Fund’s Class A, B and C Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The average annual total return calculation reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge (“CDSC”) for Class B Shares (5% maximum declining to 0% after six years), and the assumed CDSC for Class C Shares (1% if redeemed within 12 months of purchase). The bar chart does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.

21

CORE International Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -23.55%. Best Quarter* Q4 ’98 +18.84% Worst Quarter* Q3 ’98 -16.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 8/15/97)
Including Sales Charges	-20.84%	1.24%
Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Index (unhedged)**	-13.92%	6.18%

Class B (Inception 8/15/97)
Including CDSC	-20.77%	2.40%
MSCI® EAFE® Index (unhedged)**	-13.92%	6.18%

Class C (Inception 8/15/97)
Including CDSC	-17.51%	5.54%
MSCI® EAFE® Index (unhedged)**	-13.92%	6.18%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

22

FUND PERFORMANCE

International Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -27.68%. Best Quarter* Q4 ’99 +21.70% Worst Quarter* Q3 ’98 -14.37%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 12/1/92)
Including Sales Charges	-18.57%	9.28%	9.65%
MSCI® EAFE® Index (unhedged)**	-13.92%	7.41%	10.87%

Class B (Inception 5/1/96)
Including CDSC	-18.52%	N/A	7.74%
MSCI® EAFE® Index (unhedged)**	-13.92%	N/A	6.62%

Class C (Inception 8/15/97)
Including CDSC	-15.10%	N/A	5.54%
MSCI® EAFE® Index (unhedged)**	-13.92%	N/A	6.18%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

23

European Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -28.15%. Best Quarter* Q4 ’99 +24.66% Worst Quarter* Q3 ’00 -6.94%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 10/1/98)
Including Sales Charges	-10.37%	13.07%
MSCI® Europe Index (unhedged)**	-8.12%	11.12%

Class B (Inception 10/1/98)
Including CDSC	-10.35%	14.06%
MSCI® Europe Index (unhedged)**	-8.12%	11.12%

Class C (Inception 10/1/98)
Including CDSC	-6.65%	15.44%
MSCI® Europe Index (unhedged)**	-8.12%	11.12%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® Europe Index (unhedged) is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

24

FUND PERFORMANCE

Japanese Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -29.73%. Best Quarter* Q3 ’99 +23.08% Worst Quarter* Q4 ’00 -18.38%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 5/1/98)
Including Sales Charges	-32.53%	10.92%
Tokyo Price Index (“TOPIX”) (unhedged)**	-33.31%	7.56%

Class B (Inception 5/1/98)
Including CDSC	-32.38%	11.70%
Tokyo Price Index (“TOPIX”) (unhedged)**	-33.31%	7.56%

Class C (Inception 5/1/98)
Including CDSC	-29.73%	12.76%
Tokyo Price Index (“TOPIX”) (unhedged)**	-33.31%	7.56%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The TOPIX (unhedged) is an unmanaged composite of all stocks on the first section of the Tokyo Stock Exchange. The Index figures do not reflect any deduction for fees or expenses.

25

International Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -29.50%. Best Quarter* Q1 ’00 +14.53% Worst Quarter* Q4 ’00 -13.44%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 5/1/98)
Including Sales Charges	-16.49%	9.71%
MSCI® EAFE® Small Cap Index (unhedged)**	-9.21%	-1.76%

Class B (Inception 5/1/98)
Including CDSC	-16.44%	10.59%
MSCI® EAFE® Small Cap Index (unhedged)**	-9.21%	-1.76%

Class C (Inception 5/1/98)
Including CDSC	-12.94%	11.60%
MSCI® EAFE® Small Cap Index (unhedged)**	-9.21%	-1.76%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® EAFE® Small Cap Index (unhedged), inception date 1/15/98, includes approximately 1,000 securities from 21 developed markets with a capitalization range between $200 million and $1.5 billion and a general regional allocation of 55% Europe, 31% Japan and 14% Australasia. The Index figures do not reflect any deduction for fees or expenses.

26

FUND PERFORMANCE

Emerging Markets Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -24.29%. Best Quarter* Q4 ’99 +29.84% Worst Quarter* Q3 ’98 -22.94%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 12/15/97)
Including Sales Charges	-31.37%	-5.82%
MSCI® Emerging Markets Free (EMF) Index**	-30.54%	-2.84%

Class B (Inception 12/15/97)
Including CDSC	-31.29%	-5.42%
MSCI® EMF Index**	-30.54%	-2.84%

Class C (Inception 12/15/97)
Including CDSC	-28.54%	-4.42%
MSCI® EMF Index**	-30.54%	-2.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EMF Index is a market capitalization-weighted composite of securities in over 26 emerging countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

27

Asia Growth Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -24.22%. Best Quarter* Q2 ’99 +30.97% Worst Quarter* Q4 ’97 -27.33%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 7/8/94)
Including Sales Charges	-32.02%	-10.20%	-6.68%
MSCI® All Country Asia Free ex-Japan (unhedged)**	-36.22%	-10.16%	-7.45%

Class B (Inception 5/1/96)
Including CDSC	-31.90%	N/A	-13.19%
MSCI® All Country Asia Free ex-Japan (unhedged)**	-36.22%	N/A	-13.14%

Class C (Inception 8/15/97)
Including CDSC	-29.03%	N/A	-14.98%
MSCI® All Country Asia Free ex-Japan (unhedged)**	-36.22%	N/A	-15.99%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® All Country Asia Free ex-Japan Index (unhedged) is a market capitalization-weighted composite of securities in eleven Asian countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

28

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29

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of a Fund.

	CORE International Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.85%		0.85%		0.85%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.42%		0.42%		0.42%

Total Fund Operating Expenses*	1.77%		2.27%		2.27%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE International Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.31%	0.31%	0.31%

Total Fund Operating Expenses (after current expense limitations)	1.66%	2.16%	2.16%

30

FUND FEES AND EXPENSES

	International Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.33%		0.33%		0.33%

Total Fund Operating Expenses*	1.83%		2.33%		2.33%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	International Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	2.29%	0.29%	0.29%

Total Fund Operating Expenses (after current expense limitations)	1.79%	2.29%	2.29%

31

Fund Fees and Expenses continued

	European Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.67%		0.67%		0.67%

Total Fund Operating Expenses*	2.17%		2.67%		2.67%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	European Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.29%	0.29%	0.29%

Total Fund Operating Expenses (after current expense limitations)	1.79%	2.29%	2.29%

32

FUND FEES AND EXPENSES

	Japanese Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.79%		0.79%		0.79%

Total Fund Operating Expenses*	2.29%		2.79%		2.79%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Japanese Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.30%	0.30%	0.30%

Total Fund Operating Expenses (after current expense limitations)	1.80%	2.30%	2.30%

33

Fund Fees and Expenses continued

	International Growth Opportunities Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.20%		1.20%		1.20%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.43%		0.43%		0.43%

Total Fund Operating Expenses*	2.13%		2.63%		2.63%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	International Growth Opportunities Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.35%	0.35%	0.35%

Total Fund Operating Expenses (after current expense limitations)	2.05%	2.55%	2.55%

34

FUND FEES AND EXPENSES

	Emerging Markets Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.20%		1.20%		1.20%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	0.79%		0.79%		0.79%

Total Fund Operating Expenses*	2.49%		2.99%		2.99%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Emerging Markets Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.54%	0.54%	0.54%

Total Fund Operating Expenses (after current expense limitations)	2.24%	2.74%	2.74%

35

Fund Fees and Expenses continued

	Asia Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.50%		1.00%		1.00%
Other Expenses[7]	1.07%		1.07%		1.07%

Total Fund Operating Expenses*	2.57%		3.07%		3.07%

See page 37 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Asia Growth Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses[7]	0.35%	0.35%	0.35%

Total Fund Operating Expenses (after current expense limitations)	1.85%	2.35%	2.35%

36

FUND FEES AND EXPENSES

[1]	The maximum sales charge is a percentage of the offering price. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.
[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[4]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[5]	A transaction fee of $7.50 may be charged for redemption proceeds paid by wire.
[6]	The Funds’ annual operating expenses are based on actual expenses.

[7]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of each Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

CORE International Equity	0.12%
International Equity	0.10%
European Equity	0.10%
Japanese Equity	0.11%
International Growth Opportunities	0.16%
Emerging Markets Equity	0.35%
Asia Growth	0.16%
37

Fund Fees and Expenses continued

Example

The following Example is intended to help you compare the cost of investing in a Fund (without expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

CORE International Equity
Class A Shares	$720	$1,077	$1,457	$2,519
Class B Shares
– Assuming complete redemption at end of period	$730	$1,009	$1,415	$2,480
– Assuming no redemption	$230	$709	$1,215	$2,480
Class C Shares
– Assuming complete redemption at end of period	$330	$709	$1,215	$2,605
– Assuming no redemption	$230	$709	$1,215	$2,605

International Equity
Class A Shares	$726	$1,094	$1,486	$2,580
Class B Shares
– Assuming complete redemption at end of period	$736	$1,027	$1,445	$2,541
– Assuming no redemption	$236	$727	$1,245	$2,541
Class C Shares
– Assuming complete redemption at end of period	$336	$727	$1,245	$2,666
– Assuming no redemption	$236	$727	$1,245	$2,666

European Equity
Class A Shares	$758	$1,192	$1,650	$2,916
Class B Shares
– Assuming complete redemption at end of period	$770	$1,129	$1,615	$2,882
– Assuming no redemption	$270	$829	$1,415	$2,882
Class C Shares
– Assuming complete redemption at end of period	$370	$829	$1,415	$3,003
– Assuming no redemption	$270	$829	$1,415	$3,003

38

FUND FEES AND EXPENSES

	1	3	5	10
Fund	Year	Years	Years	Years

Japanese Equity
Class A Shares	$769	$1,226	$1,708	$3,031
Class B Shares
– Assuming complete redemption at end of period	$782	$1,165	$1,674	$3,000
– Assuming no redemption	$282	$865	$1,474	$3,000
Class C Shares
– Assuming complete redemption at end of period	$382	$865	$1,474	$3,119
– Assuming no redemption	$282	$865	$1,474	$3,119

International Growth Opportunities
Class A Shares	$754	$1,180	$1,631	$2,877
Class B Shares
– Assuming complete redemption at end of period	$766	$1,117	$1,595	$2,843
– Assuming no redemption	$266	$817	$1,395	$2,843
Class C Shares
– Assuming complete redemption at end of period	$366	$817	$1,395	$2,964
– Assuming no redemption	$266	$817	$1,395	$2,964

Emerging Markets Equity
Class A Shares	$788	$1,283	$1,803	$3,221
Class B Shares
– Assuming complete redemption at end of period	$802	$1,224	$1,772	$3,192
– Assuming no redemption	$302	$924	$1,572	$3,192
Class C Shares
– Assuming complete redemption at end of period	$402	$924	$1,572	$3,308
– Assuming no redemption	$302	$924	$1,572	$3,308

Asia Growth
Class A Shares	$796	$1,306	$1,840	$3,295
Class B Shares
– Assuming complete redemption at end of period	$810	$1,248	$1,811	$3,267
– Assuming no redemption	$310	$948	$1,611	$3,267
Class C Shares
– Assuming complete redemption at end of period	$410	$948	$1,611	$3,383
– Assuming no redemption	$310	$948	$1,611	$3,383

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?”

39

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	CORE International Equity

Goldman Sachs Asset Management International (“GSAMI”) Procession House 55 Ludgate Hill London, England EC4M 7JW	International Equity European Equity Japanese Equity International Growth Opportunities Emerging Markets Equity Asia Growth

GSAM and GSAMI are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSAMI, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds

40

SERVICE PROVIDERS

■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective portfolio’s average daily net assets) listed below:

		Actual Rate
		For the Fiscal
		Year Ended
	Contractual Rate	August 31, 2001

GSAM:

CORE International Equity	0.85%	0.85%

GSAMI:

International Equity	1.00%	1.00%

European Equity	1.00%	1.00%

Japanese Equity	1.00%	1.00%

International Growth Opportunities	1.20%	1.20%

Emerging Markets Equity	1.20%	1.20%

Asia Growth	1.00%	1.00%

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its

41

acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 20-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

International Equity Portfolio Management Team

■	Global portfolio teams based in London, Singapore, Tokyo and New York. Local presence is a key to the Investment Adviser’s fundamental research capabilities

■	Team manages over $33.1 billion in international equities for retail, institutional and high net worth clients

■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the asset allocation, currency and risk management capabilities of GSAM

______________________________________________________________________________________________________________

London-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert G. Collins Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 2001	Mr. Collins joined the International Equity Management Team as Co-Head in 2001. From 1997 to 2001, Mr. Collins was a portfolio manager and Co-Chair of the Growth Equity Investment Committee. From 1991 to 1997, he was a portfolio manager at Liberty Investment Management, Inc.

David Dick Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Dick joined the Investment Adviser as a senior portfolio manager on the European Equity team in 1998. From 1990 to 1998, he was with Mercury Asset Management, where he was a portfolio manager for European equity and was head of Mercury’s European sector strategy.

Hywel George Executive Director	Senior Portfolio Manager— European Equity	Since 2000	Mr. George joined the Investment Adviser as Head of the UK Equity Portfolio Management in 1999 and is currently responsible for the European Equity portfolio construction process. From 1988 to 1999, he was a UK Equity Fund manager at Mercury Asset Management.

42

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Ferguson Executive Director	Senior Portfolio Manager— International Growth Opportunities	Since 2000	Mr. Ferguson joined the Investment Adviser as Co-Head of European Equity Research in March 1999 and joined the Specialist Team in November 2000. From October 1993 to February 1999, he was a research analyst/fund manager in the Continental Europe team at Schroder Investment Management.

Susan Noble Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 1998	Ms. Noble joined the Investment Adviser as a senior portfolio manager and head of the European Equity Team in October 1997. From 1986 to 1997, she worked at Fleming Investment Management in London, where she most recently was Portfolio Management Director for the European equity investment strategy and process.

Robert Stewart Executive Director	Senior Portfolio Manager— International Equity	Since 1999	Mr. Stewart joined the Investment Adviser as a portfolio manager in 1996. He is a member of the European Equity Team. From 1996 to 1998, he was a portfolio manager in Japan where he managed Japanese Equity Institutional Portfolios. From 1989 to 1996, Mr. Stewart was a portfolio manager at CINMan where he managed international equities.

Gabriella Antici Executive Director	Senior Portfolio Manager— Emerging Markets Equity	Since 1998	Ms. Antici joined the Investment Adviser as a portfolio manager in 1997. From 1994 to 1997, she was a Vice President for HSBC Asset Management, where she was a portfolio manager for emerging markets and head of the Latin American Department.

Julian Abel Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Abel joined the Investment Adviser as a portfolio manager in 1996. Prior to that he was a portfolio manager at CINMan managing US equities from 1992 to 1996, after managing UK equities from 1986 to 1992.

43

New York-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Mark M. Carhart Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Carhart joined the Investment Adviser as a member of the Quantitative Research and Risk Management team in 1997. From August 1995 to September 1997, he was Assistant Professor of Finance at the Marshall School of Business at USC and a Senior Fellow of the Wharton Financial Institutions Center.

Len Ioffe Vice President	Senior Portfolio Manager— CORE International Equity	Since 2001	Mr. Ioffe joined the Investment Adviser as an associate in 1995. He became a portfolio manager in 1996.

Raymond J. Iwanowski Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Iwanowski joined the Investment Adviser as an associate and portfolio manager in 1997. From 1993 to 1997, he was a Vice President and head of the Fixed Derivatives Client Research group at Salomon Brothers.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1997	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

44

SERVICE PROVIDERS

Singapore-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Siew-Hua Thio Vice President	Portfolio Manager— Asia Growth Emerging Markets Equity International Equity International Growth Opportunities	Since 1998 1998 1998 1998	Ms. Thio joined the Investment Adviser as a portfolio manager in 1998. From 1997 to 1998, she was Head of Research for Indosuez WI Carr in Singapore. From 1993 to 1997, she was a research analyst at the same firm.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

45

Tokyo-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Toshiyuki Ejima Vice President	Portfolio Manager— Japanese Equity	Since 1999	Mr. Ejima joined the Investment Adviser as a portfolio manager in April 1999. Prior to that he was a portfolio manager at Daiichi Mutual Life from 1993 to 1999 where he managed Japanese equities.

Shigeka Kouda Vice President	Portfolio Manager— International Growth Opportunities Japanese Equity	Since 1998 2001	Mr. Kouda joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was at the Fixed Income Division of Goldman Sachs (Japan) Limited, where he was extensively involved in emerging markets trading as well as International Fixed Income institutional sales.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

Miyako Shibamoto Vice President	Portfolio Manager— Japanese Equity	Since 1998	Ms. Shibamoto joined the Investment Adviser as a member of the Japanese Equity team in March 1998. From 1993 to 1998, she was a Vice President at Scudder Stevens and Clark (Japan).

46

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
47

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid annually by each Fund.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

48

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ shares.

HOW TO BUY SHARES

How Can I Purchase Class A, Class B And Class C Shares Of The Funds?
You may purchase shares of the Funds through:

■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in a Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application attached to this Prospectus.

To Open an Account:

■	Complete the enclosed Account Application
■	Mail your payment and Account Application to:

Your Authorized Dealer

–	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
–	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

or

Goldman Sachs Funds c/o National Financial Data Services, Inc. (“NFDS”), P.O. Box 219711, Kansas City, MO 64121-9711

–	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds – (Name of Fund and Class of Shares)
–	NFDS will not accept a check drawn on a foreign bank, a third-party check, cash, money orders, travelers cheques or credit card checks
–	Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (each Fund’s custodian). Please call the Funds at 1-800-526-7384 to get detailed instructions on how to wire your money.

49

What Is My Minimum Investment In The Funds?

	Initial	Additional

Regular Accounts	$1,000	$50

Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and Education IRAs)	$250	$50

Uniform Gift to Minors Act Accounts/ Uniform Transfer to Minors Act Accounts	$250	$50

403(b) Plan Accounts	$200	$50

SIMPLE IRAs and Education IRAs	$50	$50

Automatic Investment Plan Accounts	$50	$50

What Alternative Sales Arrangements Are Available?
The Funds offer three classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate Across Funds	Class A	No limit

	Class B	$250,000

	Class C	$1,000,000

Initial Sales Charge	Class A	Applies to purchases of less than $1 million—varies by size of investment with a maximum of 5.5%

	Class B	None

	Class C	None

CDSC	Class A	1.00% on certain investments of $1 million or more if you sell within 18 months

	Class B	6 year declining CDSC with a maximum of 5%

	Class C	1% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class B	Class B Shares convert to Class A Shares after 8 years

	Class C	None

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of

50

SHAREHOLDER GUIDE

frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined NAV and share class. Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each share class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form, less any applicable CDSC.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

51

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?
The offering price of Class A Shares of each Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers are as follows:

		Sales Charge	Maximum Dealer
	Sales Charge as	as Percentage	Allowance as
Amount of Purchase	Percentage of	of Net Amount	Percentage of
(including sales charge, if any)	Offering Price	Invested	Offering Price*

Less than $50,000	5.50%	5.82%	5.00%
$50,000 up to (but less than) $100,000	4.75	4.99	4.00
$100,000 up to (but less than) $250,000	3.75	3.90	3.00
$250,000 up to (but less than) $500,000	2.75	2.83	2.25
$500,000 up to (but less than) $1 million	2.00	2.04	1.75
$1 million or more	0.00 **	0.00 **	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.
**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.

***	The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of 1% may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

52

SHAREHOLDER GUIDE

What Else Do I Need To Know About Class A Shares’ CDSC?
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an equivalent class of an ILA Portfolio, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Funds may be sold at NAV without payment of any sales charge to the following individuals and entities:

■	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
■	Qualified retirement plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary or non-discretionary accounts;
■	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;
■	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Retirement Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or
■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
■	Have at the time of purchase aggregate assets of at least $2,000,000;

53

■	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
■	Registered investment advisers investing for accounts for which they receive asset-based fees;
■	Accounts over which GSAM or its advisory affiliates have investment discretion;
■	Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;
■	Shareholders who roll over distributions from any tax-qualified retirement plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified retirement plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or
■	Other exemptions may be stated from time to time in the Additional Statement.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemption. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

How Can The Sales Charge On Class A Shares Be Reduced?

■	Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.
■	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest in the aggregate $50,000 or more (not counting reinvestments of dividends and distributions) within a period of 13 months in Class A Shares of one or more Goldman Sachs Fund. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. If the investment commitment of the Statement of

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Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS B SHARES

What Is The Offering Price Of Class B Shares?
You may purchase Class B Shares of the Funds at the next determined NAV without an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

CDSC as a
Percentage of
Dollar Amount
Year Since Purchase	Subject to CDSC

First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Dealers.

What Should I Know About The Automatic Conversion Of Class B Shares?

Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date.

If you acquire Class B Shares of a Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A

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Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of the Funds at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds; provided that in connection with purchases by Retirement Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1% of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A,
B AND C SHARES

What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?

■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.

■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.

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■	When counting the number of months since a purchase of Class B or Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Funds will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?
The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Retirement distributions or loans to participants or beneficiaries from Retirement Plans;
■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Retirement Plan;
■	Hardship withdrawals by a participant or beneficiary in a Retirement Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
■	The separation from service by a participant or beneficiary in a Retirement Plan;
■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
■	Excess contributions distributed from a Retirement Plan;
■	Distributions from a qualified Retirement Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; or
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A, B and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A, B Or C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
■	Class B Shares. If you plan to hold your investment for at least six years and would prefer not to pay an initial sales charge, you might consider purchasing

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Class B Shares. By not paying a front-end sales charge, your entire investment in Class B Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to Class B Shares. Individual purchases exceeding $250,000 will be rejected.

■	Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares (or Class B Shares after conversion to Class A Shares).

Although Class C Shares are subject to a CDSC for only 12 months, Class C Shares do not have the automatic eight year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Individual purchases exceeding $1,000,000 will be rejected.

Note: Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

In addition to Class A, Class B and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

HOW TO SELL SHARES

How Can I Sell Class A, Class B And Class C Shares Of The Funds?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Each Fund will redeem its shares upon request on any

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business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711

By Telephone:	If you have not declined the telephone redemption privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
■ You may redeem up to $50,000 of your shares within any 7 calendar day period
■ Proceeds which are sent directly to a Goldman Sachs brokerage account are not subject to the $50,000 limit

When Do I Need A Signature Guarantee To Redeem Shares?
A signature guarantee is required if:

■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust

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may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account) and exchanges of shares normally will be made only to an identically registered account.
■	Telephone redemptions will not be accepted during the 30-day period following any change in your address of record.
■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

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■	A transaction fee of $7.50 may be charged for payments of redemption pro-ceeds by wire. Your bank may also charge wiring fees. You should contact your bank directly to learn whether it charges such fees.
■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

The Trust reserves the right to:

■	Redeem your shares if your account balance is less than $50 as a result of a redemption. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Funds will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional shares of the same class of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?
You may redeem shares of a Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must hold the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A or B Shares—Class A Shares of the same Fund or any other Goldman Sachs Fund
■	Class C Shares—Class C Shares of the same Fund or any other Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Funds.
■	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Fund To Another?
You may exchange shares of a Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

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Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount you want to exchange
■ Obtain a signature guarantee (see details above)
■ Mail the request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery - Goldman Sachs Funds c/o NFDS 330 West 9th St. Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone exchange privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Funds may impose a charge in the future.
■	The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
■	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
■	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.

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■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs and NFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Telephone exchanges normally will be made only to an identically registered account. Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and accompanied by a signature guarantee.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?
You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. Forms for this option

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are available from Goldman Sachs, your Authorized Dealer or you may check the appropriate box on the Account Application.

Can My Dividends And Distributions From A Fund Be Invested In Other Funds?
You may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■	You may elect cross-reinvestment into an identically registered account or an account registered in a different name or with a different address, social security number or taxpayer identification number provided that the account has been properly established, appropriate signature guarantees obtained and the minimum initial investment has been satisfied.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:

■	You must hold $5,000 or more in the Fund which is paying the dividend or from which the exchange is being made.
■	You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment or continue to cross-reinvest or to make automatic exchanges until such minimum initial investment is met.
■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

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Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A, Class B or Class C Shares because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares.
■	You must have a minimum balance of $5,000 in a Fund.
■	Checks are mailed on or about the 25th day of each month.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types of Reports Will I Be Sent Regarding My Investment?
You will be provided with a printed confirmation of each transaction in your account and an individual quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Funds do not generally provide sub-accounting services.

What Should I Know When I Purchase Shares Through An Authorized Dealer?
Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of your

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transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A, B and C Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A, Class B and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund’s average daily net assets attributed to Class A, Class B and

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Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund’s average daily net assets attributed to Class A (applicable to Goldman Sachs International Equity Funds), Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

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SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

70

Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

71

investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only
72

APPENDIX A

then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

73

issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

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APPENDIX A

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

75

and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social

76

APPENDIX A

unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

77

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domes-

78

APPENDIX A

tic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

79

number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

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APPENDIX A

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

81

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased

82

APPENDIX A

by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

83

■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

84

APPENDIX A

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open

85

the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.™ The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been
86

APPENDIX A

established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

87

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

88

APPENDIX A

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities.

89

In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

90

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91

Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Funds’ financial statements, is included in the Funds’ annual reports (available upon request). The information for all periods prior to the period ended August 31, 2000, has been audited by the Funds’ previous independent accountants.

CORE INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment	Net realized
	beginning	income	and unrealized
	of period	(loss)	gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$11.32	$— [c]	$(2.35)
2001 - Class B Shares	11.22	(0.04)[c]	(2.34)
2001 - Class C Shares	11.23	(0.04)[c]	(2.34)
2001 - Institutional Shares	11.48	0.07 [c]	(2.39)
2001 - Service Shares	11.36	0.02 [c]	(2.36)

2000 - Class A Shares	10.87	0.02 [c]	0.74
2000 - Class B Shares	10.81	(0.04)[c]	0.73
2000 - Class C Shares	10.82	(0.03)[c]	0.72
2000 - Institutional Shares	11.00	0.09 [c]	0.75
2000 - Service Shares	10.93	0.05 [c]	0.73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	9.98	0.05	0.84
1999 - Class B Shares	9.95	0.01	0.85
1999 - Class C Shares	9.96	0.01	0.85
1999 - Institutional Shares	10.06	0.09	0.85
1999 - Service Shares	10.02	0.01	0.90

For the Year Ended January 31,
1999 - Class A Shares	9.22	(0.01)	0.79
1999 - Class B Shares	9.21	—	0.74
1999 - Class C Shares	9.22	—	0.74
1999 - Institutional Shares	9.24	0.05	0.80
1999 - Service Shares	9.23	—	0.81

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	—	(0.78)
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.02)	(0.77)
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	(0.76)
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.02	(0.76)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	(0.78)

See page 119 for all footnotes.

92

APPENDIX B

	Distributions to
	shareholders

						Net
						assets	Ratio of net
Total from	From net			Net asset		at end of	expenses to
investment	investment	From net	Total	value, end	Total	period	average
operations	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(2.35)	$(0.04)	$(0.55)	$(0.59)	$8.38	(21.50)%	$108,955	1.66%
(2.38)	—	(0.55)	(0.55)	8.29	(21.93)	8,575	2.16
(2.38)	—	(0.55)	(0.55)	8.30	(21.91)	5,114	2.16
(2.32)	(0.11)	(0.55)	(0.66)	8.50	(21.02)	291,596	1.01
(2.34)	(0.06)	(0.55)	(0.61)	8.41	(21.37)	21	1.51

0.76	(0.05)	(0.26)	(0.31)	11.32	6.92	147,409	1.66
0.69	(0.02)	(0.26)	(0.28)	11.22	6.36	12,032	2.16
0.69	(0.02)	(0.26)	(0.28)	11.23	6.34	6,887	2.16
0.84	(0.10)	(0.26)	(0.36)	11.48	7.62	308,074	1.01
0.78	(0.09)	(0.26)	(0.35)	11.36	7.05	27	1.51

0.89	—	—	—	10.87	8.92	114,502	1.66	[b]
0.86	—	—	—	10.81	8.64	9,171	2.16	[b]
0.86	—	—	—	10.82	8.63	4,913	2.16	[b]
0.94	—	—	—	11.00	9.34	271,212	1.01	[b]
0.91	—	—	—	10.93	9.08	8	1.51	[b]

0.78	(0.02)	—	(0.02)	9.98	8.37	110,338	1.63
0.74	—	—	—	9.95	8.03	7,401	2.08
0.74	—	—	—	9.96	8.03	3,742	2.08
0.85	(0.03)	—	(0.03)	10.06	9.20	280,731	1.01
0.81	(0.02)	—	(0.02)	10.02	8.74	22	1.50

(0.78)	—	—	—	9.22	(7.66)	7,087	1.50	[b]
(0.79)	—	—	—	9.21	(7.90)	2,721	2.00	[b]
(0.78)	—	—	—	9.22	(7.80)	1,608	2.00	[b]
(0.74)	(0.02)	—	(0.02)	9.24	(7.45)	17,719	1.00	[b]
(0.77)	—	—	—	9.23	(7.70)	1	1.50	[b]

93

CORE INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	—%	1.77%		(0.11)%	93%
2001 - Class B Shares	(0.47)	2.27		(0.58)	93
2001 - Class C Shares	(0.44)	2.27		(0.55)	93
2001 - Institutional Shares	0.70	1.12		0.59	93
2001 - Service Shares	0.21	1.62		0.10	93

2000 - Class A Shares	0.14	1.75		0.05	92
2000 - Class B Shares	(0.36)	2.25		(0.45)	92
2000 - Class C Shares	(0.34)	2.25		(0.43)	92
2000 - Institutional Shares	0.78	1.10		0.69	92
2000 - Service Shares	0.33	1.60		0.24	92

For the Seven-month Period Ended August 31,
1999 - Class A Shares	0.78 [b]	1.76	[b]	0.68 [b]	65
1999 - Class B Shares	0.26 [b]	2.26	[b]	0.16 [b]	65
1999 - Class C Shares	0.23 [b]	2.26	[b]	0.13 [b]	65
1999 - Institutional Shares	1.43 [b]	1.11	[b]	1.33 [b]	65
1999 - Service Shares	0.07 [b]	1.61	[b]	(0.03)[b]	65

For the Year Ended January 31,
1999 - Class A Shares	(0.11)	1.94		(0.42)	195
1999 - Class B Shares	(0.03)	2.39		(0.34)	195
1999 - Class C Shares	(0.04)	2.39		(0.35)	195
1999 - Institutional Shares	0.84	1.32		0.53	195
1999 - Service Shares	0.02	1.81		(0.29)	195

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.27)[b]	4.87	[b]	(3.90)[b]	25
1998 - Class B Shares (commenced August 15, 1997)	(0.72)[b]	5.12	[b]	(3.84)[b]	25
1998 - Class C Shares (commenced August 15, 1997)	(0.73)[b]	5.12	[b]	(3.85)[b]	25
1998 - Institutional Shares (commenced August 15, 1997)	0.59 [b]	4.12	[b]	(2.53)[b]	25
1998 - Service Shares (commenced August 15, 1997)	0.26 [b]	4.62	[b]	(2.86)[b]	25

94

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95

INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.59	$(0.02)[c]	$(5.80)	$(5.82)
2001 - Class B Shares	23.14	(0.12)[c]	(5.66)	(5.78)
2001 - Class C Shares	22.89	(0.11)[c]	(5.60)	(5.71)
2001 - Institutional Shares	24.06	0.11 [c]	(5.95)	(5.84)
2001 - Service Shares	23.65	0.02 [c]	(5.83)	(5.81)

2000 - Class A Shares	23.12	(0.03)[c]	3.41	3.38
2000 - Class B Shares	22.73	(0.16)[c]	3.38	3.22
2000 - Class C Shares	22.54	(0.14)[c]	3.35	3.21
2000 - Institutional Shares	23.49	0.14 [c]	3.46	3.60
2000 - Service Shares	23.14	(0.01)[c]	3.45	3.44

For the Seven Months Ended August 31,
1999 - Class A Shares	21.92	0.04	1.16	1.20
1999 - Class B Shares	21.63	(0.02)	1.12	1.10
1999 - Class C Shares	21.45	(0.03)	1.12	1.09
1999 - Institutional Shares	22.20	0.12 [c]	1.17 [c]	1.29
1999 - Service Shares	21.93	0.06	1.15	1.21

For the Years Ended January 31,
1999 - Class A Shares	19.85	(0.06)	3.24	3.18
1999 - Class B Shares	19.70	(0.17)	3.21	3.04
1999 - Class C Shares	19.56	(0.15)	3.15	3.00
1999 - Institutional Shares	19.97	0.03	3.31	3.34
1999 - Service Shares	19.84	(0.04)	3.24	3.20

1998 - Class A Shares	19.32	0.03	2.04	2.07
1998 - Class B Shares	19.24	(0.08)	2.02	1.94
1998 - Class C Shares (commenced August 15, 1997)	22.60	(0.04)	(1.38)	(1.42)
1998 - Institutional Shares	19.40	0.10	2.11	2.21
1998 - Service Shares	19.34	0.02	2.06	2.08

1997 - Class A Shares	17.20	0.10	2.23	2.33
1997 - Class B Shares (commenced May 1, 1996)	18.91	(0.06)	0.60	0.54
1997 - Institutional Shares (commenced February 7, 1996)	17.45	0.04	2.15	2.19
1997 - Service Shares (commenced March 6, 1996)	17.70	(0.02)	1.87	1.85

See page 119 for all footnotes.

96

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(2.13)	$(2.13)	$15.64	(26.49)%	$1,068,155	1.79%

—	—	(2.13)	(2.13)	15.23	(26.86)	49,019	2.29

—	—	(2.13)	(2.13)	15.05	(26.85)	17,665	2.29

—	—	(2.13)	(2.13)	16.09	(26.03)	292,298	1.14

—	—	(2.13)	(2.13)	15.71	(26.41)	5,621	1.64

(0.10)	(0.24)	(2.57)	(2.91)	23.59	14.68	1,343,869	1.79
(0.07)	(0.17)	(2.57)	(2.81)	23.14	14.20	80,274	2.29
(0.09)	(0.20)	(2.57)	(2.86)	22.89	14.28	22,031	2.29
(0.14)	(0.32)	(2.57)	(3.03)	24.06	15.45	325,161	1.14
(0.11)	(0.25)	(2.57)	(2.93)	23.65	15.00	3,789	1.64

—	—	—	—	23.12	5.47	943,473	1.79	[b]
—	—	—	—	22.73	5.09	68,691	2.29	[b]
—	—	—	—	22.54	5.08	11,241	2.29	[b]
—	—	—	—	23.49	5.81	180,564	1.14	[b]
—	—	—	—	23.14	5.52	3,852	1.64	[b]

—	—	(1.11)	(1.11)	21.92	16.39	947,973	1.73
—	—	(1.11)	(1.11)	21.63	15.80	69,231	2.24
—	—	(1.11)	(1.11)	21.45	15.70	11,619	2.24
—	—	(1.11)	(1.11)	22.20	17.09	111,315	1.13
—	—	(1.11)	(1.11)	21.93	16.49	3,568	1.63

—	(0.30)	(1.24)	(1.54)	19.85	11.12	697,590	1.67
—	(0.25)	(1.23)	(1.48)	19.70	10.51	55,324	2.20
—	(0.38)	(1.24)	(1.62)	19.56	(5.92)	3,369	2.27	[b]
(0.07)	(0.33)	(1.24)	(1.64)	19.97	11.82	56,263	1.08
—	(0.35)	(1.23)	(1.58)	19.84	11.25	3,035	1.55

—	—	(0.21)	(0.21)	19.32	13.48	536,283	1.69
—	—	(0.21)	(0.21)	19.24	2.83	19,198	2.23	[b]
(0.03)	—	(0.21)	(0.24)	19.40	12.53	68,374	1.10	[b]
—	—	(0.21)	(0.21)	19.34	10.42	674	1.60	[b]

97

INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss) to	expenses to		income (loss)	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,

2001 - Class A Shares	(0.10)%	1.83%		(0.14)%	63%

2001 - Class B Shares	(0.64)	2.33		(0.68)	63

2001 - Class C Shares	(0.62)	2.33		(0.66)	63

2001 - Institutional Shares	0.57	1.18		0.53	63

2001 - Service Shares	0.12	1.68		0.08	63

2000 - Class A Shares	(0.12)	1.84		(0.17)	80
2000 - Class B Shares	(0.65)	2.34		(0.70)	80
2000 - Class C Shares	(0.59)	2.34		(0.64)	80
2000 - Institutional Shares	0.54	1.19		0.49	80
2000 - Service Shares	(0.02)	1.69		(0.07)	80

For the Seven Months Ended August 31,
1999 - Class A Shares	0.31 [b]	1.84	[b]	0.26 [b]	61
1999 - Class B Shares	(0.19)[b]	2.34	[b]	(0.24)[b]	61
1999 - Class C Shares	(0.26)[b]	2.34	[b]	(0.31)[b]	61
1999 - Institutional Shares	0.89 [b]	1.19	[b]	0.84 [b]	61
1999 - Service Shares	0.47 [b]	1.69	[b]	0.42 [b]	61

For the Years Ended January 31,
1999 - Class A Shares	(0.28)	1.82		(0.37)	114
1999 - Class B Shares	(0.79)	2.32		(0.87)	114
1999 - Class C Shares	(0.98)	2.32		(1.06)	114
1999 - Institutional Shares	0.23	1.21		0.15	114
1999 - Service Shares	(0.18)	1.71		(0.26)	114

1998 - Class A Shares	(0.27)	1.80		(0.40)	41
1998 - Class B Shares	(0.90)	2.30		(1.00)	41
1998 - Class C Shares (commenced August 15, 1997)	(1.43)[b]	2.37	[b]	(1.53)[b]	41
1998 - Institutional Shares	0.30	1.18		0.20	41
1998 - Service Shares	(0.36)	1.65		(0.46)	41

1997 - Class A Shares	(0.07)	1.88		(0.26)	38
1997 - Class B Shares (commenced May 1, 1996)	(0.97)[b]	2.38	[b]	(1.12)[b]	38
1997 - Institutional Shares (commenced February 7, 1996)	0.43 [b]	1.25	[b]	0.28 [b]	38
1997 - Service Shares (commenced March 6, 1996)	(0.40)[b]	1.75	[b]	(0.55)[b]	38

98

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99

EUROPEAN EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment	Net realized
	beginning	income	and unrealized
	of period	(loss)	gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$13.82	$(0.02)[c]	$(2.93)
2001 - Class B Shares	13.69	(0.07)[c]	(2.89)
2001 - Class C Shares	13.72	(0.07)[c]	(2.91)
2001 - Institutional Shares	14.00	0.08 [c]	(3.00)
2001 - Service Shares	13.86	0.02 [c]	(2.94)

2000 - Class A Shares	11.75	— [c]	2.78
2000 - Class B Shares	11.71	(0.04)[c]	2.73
2000 - Class C Shares	11.72	(0.04)[c]	2.75
2000 - Institutional Shares	11.82	0.10 [c]	2.79
2000 - Service Shares	11.76	0.01 [c]	2.80

For the Seven Months Ended August 31,
1999 - Class A Shares	12.20	0.05	(0.50)
1999 - Class B Shares	12.19	0.03	(0.51)
1999 - Class C Shares	12.20	0.04	(0.52)
1999 - Institutional Shares	12.23	0.18	(0.59)
1999 - Service Shares	12.20	0.08	(0.52)

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	10.00	(0.03)	2.23
1999 - Class B Shares (commenced October 1, 1998)	10.00	(0.02)	2.21
1999 - Class C Shares (commenced October 1, 1998)	10.00	(0.01)	2.21
1999 - Institutional Shares (commenced October 1, 1998)	10.00	(0.01)	2.24
1999 - Service Shares (commenced October 1, 1998)	10.00	(0.03)	2.23

See page 119 for all footnotes.

100

APPENDIX B

	Distributions to shareholders

Total		In excess					Net assets
from	From net	of			Net asset		at end of	Ratio of
investment	investment	investment	From net	Total	value, end	Total	period	net expenses to
operations	income	income	realized gains	distributions	of period	return[a]	(in 000s)	average net assets

$(2.95)	$—	$—	$(1.56)	$(1.56)	$9.31	(23.47)%	$90,347	1.79%
(2.96)	—	—	(1.56)	(1.56)	9.17	(23.80)	2,727	2.29
(2.98)	—	—	(1.56)	(1.56)	9.18	(23.89)	1,195	2.29
(2.92)	—	(0.06)	(1.56)	(1.62)	9.46	(22.94)	10,713	1.14
(2.92)	—	—	(1.56)	(1.56)	9.38	(23.16)	2	1.64

2.78	—	—	(0.71)	(0.71)	13.82	24.04	139,966	1.79
2.69	—	—	(0.71)	(0.71)	13.69	23.32	4,538	2.29
2.71	—	—	(0.71)	(0.71)	13.72	23.48	1,482	2.29
2.89	—	—	(0.71)	(0.71)	14.00	24.85	14,630	1.14
2.81	—	—	(0.71)	(0.71)	13.86	24.28	2	1.64

(0.45)	—	—	—	—	11.75	(3.69)	74,862	1.79	[b]
(0.48)	—	—	—	—	11.71	(3.94)	879	2.29	[b]
(0.48)	—	—	—	—	11.72	(3.93)	388	2.29	[b]
(0.41)	—	—	—	—	11.82	(3.35)	5,965	1.14	[b]
(0.44)	—	—	—	—	11.76	(3.61)	2	1.64	[b]

2.20	—	—	—	—	12.20	22.00	61,151	1.79	[b]
2.19	—	—	—	—	12.19	21.90	432	2.29	[b]
2.20	—	—	—	—	12.20	22.00	587	2.29	[b]
2.23	—	—	—	—	12.23	22.30	12,740	1.14	[b]
2.20	—	—	—	—	12.20	22.00	2	1.64	[b]

101

EUROPEAN EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment			net investment
	income (loss)	Ratio of		income (loss)
	to	expenses		to	Portfolio
	average net	to average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.16)%	2.17%		(0.54)%	110%
2001 - Class B Shares	(0.63)	2.67		(1.01)	110
2001 - Class C Shares	(0.64)	2.67		(1.02)	110
2001 - Institutional Shares	0.71	1.52		0.33	110
2001 - Service Shares	0.14	2.02		(0.24)	110

2000 - Class A Shares	0.02	2.17		(0.36)	98
2000 - Class B Shares	(0.27)	2.67		(0.65)	98
2000 - Class C Shares	(0.26)	2.67		(0.64)	98
2000 - Institutional Shares	0.70	1.52		0.32	98
2000 - Service Shares	0.09	2.02		(0.29)	98

For the Seven Months Ended August 31,
1999 - Class A Shares	0.80 [b]	2.29	[b]	0.30 [b]	55
1999 - Class B Shares	0.43 [b]	2.79	[b]	(0.07)[b]	55
1999 - Class C Shares	0.42 [b]	2.79	[b]	(0.08)[b]	55
1999 - Institutional Shares	1.53 [b]	1.64	[b]	1.03 [b]	55
1999 - Service Shares	1.10 [b]	2.14	[b]	0.60 [b]	55

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	(1.19)[b]	2.80	[b]	(2.20)[b]	71
1999 - Class B Shares (commenced October 1, 1998)	(1.78)[b]	3.30	[b]	(2.79)[b]	71
1999 - Class C Shares (commenced October 1, 1998)	(1.83)[b]	3.30	[b]	(2.84)[b]	71
1999 - Institutional Shares (commenced October 1, 1998)	(0.33)[b]	2.15	[b]	(1.34)[b]	71
1999 - Service Shares (commenced October 1, 1998)	(0.69)[b]	2.65	[b]	(1.70)[b]	71

102

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103

JAPANESE EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$15.77	$(0.14)[c]	$(5.80)	$(5.94)
2001 - Class B Shares	15.63	(0.20)[c]	(5.73)	(5.93)
2001 - Class C Shares	15.58	(0.19)[c]	(5.71)	(5.90)
2001 - Institutional Shares	15.96	(0.08)[c]	(5.87)	(5.95)
2001 - Service Shares	15.83	(0.11)[c]	(5.83)	(5.94)

2000 - Class A Shares	16.24	(0.20)[c]	1.67	1.47
2000 - Class B Shares	16.14	(0.28)[c]	1.68	1.40
2000 - Class C Shares	16.16	(0.28)[c]	1.64	1.36
2000 - Institutional Shares	16.36	(0.09)[c]	1.67	1.58
2000 - Service Shares	16.22	(0.16)[c]	1.65	1.49

For the Seven Months Ended August 31,
1999 - Class A Shares	11.06	(0.06)	5.24	5.18
1999 - Class B Shares	11.03	(0.09)	5.20	5.11
1999 - Class C Shares	11.04	(0.08)	5.20	5.12
1999 - Institutional Shares	11.10	(0.03)	5.29	5.26
1999 - Service Shares	11.04	(0.06)	5.24	5.18

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.06)	1.12	1.06
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.08)	1.11	1.03
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.09)	1.13	1.04
1999 - Institutional Shares (commenced May 1, 1998)	10.00	(0.02)	1.13	1.11
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.05)	1.09	1.04

See page 119 for all footnotes.

104

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(1.01)	$(1.01)	$8.82	(39.60)%	$19,289	1.80%
—	—	(1.01)	(1.01)	8.69	(39.90)	2,281	2.30
—	—	(1.01)	(1.01)	8.67	(39.84)	2,242	2.30
—	—	(1.01)	(1.01)	9.00	(39.16)	2,285	1.15
—	—	(1.01)	(1.01)	8.88	(39.44)	2	1.65

—	(0.21)	(1.73)	(1.94)	15.77	8.47	69,741	1.74
—	(0.18)	(1.73)	(1.91)	15.63	8.12	5,783	2.24
—	(0.21)	(1.73)	(1.94)	15.58	7.82	4,248	2.24
—	(0.25)	(1.73)	(1.98)	15.96	9.14	27,768	1.09
—	(0.15)	(1.73)	(1.88)	15.83	8.65	3	1.59

—	—	—	—	16.24	46.84	34,279	1.70	[b]
—	—	—	—	16.14	46.33	4,219	2.20	[b]
—	—	—	—	16.16	46.41	3,584	2.20	[b]
—	—	—	—	16.36	47.40	22,709	1.05	[b]
—	—	—	—	16.22	46.92	3	1.55	[b]

—	—	—	—	11.06	10.60	8,391	1.64	[b]
—	—	—	—	11.03	10.30	1,427	2.15	[b]
—	—	—	—	11.04	10.40	284	2.15	[b]
(0.01)	—	—	(0.01)	11.10	11.06	11,418	1.03	[b]
—	—	—	—	11.04	10.43	2	1.53	[b]

105

JAPANESE EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	loss to	expenses to		loss to	Portfolio
	average net	average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.19)%	2.29%		(1.68)%	75%
2001 - Class B Shares	(1.67)	2.79		(2.16)	75
2001 - Class C Shares	(1.65)	2.79		(2.14)	75
2001 - Institutional Shares	(0.64)	1.64		(1.13)	75
2001 - Service Shares	(0.94)	2.14		(1.43)	75

2000 - Class A Shares	(1.20)	2.10		(1.56)	61
2000 - Class B Shares	(1.67)	2.60		(2.03)	61
2000 - Class C Shares	(1.66)	2.60		(2.02)	61
2000 - Institutional Shares	(0.53)	1.45		(0.89)	61
2000 - Service Shares	(0.94)	1.95		(1.30)	61

For the Seven Months Ended August 31,
1999 - Class A Shares	(1.17)[b]	2.62	[b]	(2.09)[b]	45
1999 - Class B Shares	(1.57)[b]	3.12	[b]	(2.49)[b]	45
1999 - Class C Shares	(1.81)[b]	3.12	[b]	(2.73)[b]	45
1999 - Institutional Shares	(0.37)[b]	1.97	[b]	(1.29)[b]	45
1999 - Service Shares	(0.74)[b]	2.47	[b]	(1.66)[b]	45

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.20)[b]	4.18	[b]	(3.74)[b]	53
1999 - Class B Shares (commenced May 1, 1998)	(1.76)[b]	4.69	[b]	(4.30)[b]	53
1999 - Class C Shares (commenced May 1, 1998)	(1.69)[b]	4.69	[b]	(4.23)[b]	53
1999 - Institutional Shares (commenced May 1, 1998)	(0.36)[b]	3.57	[b]	(2.90)[b]	53
1999 - Service Shares (commenced May 1, 1998)	(0.68)[b]	4.07	[b]	(3.22)[b]	53

106

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107

INTERNATIONAL GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$16.12	$(0.12)[c]	$(5.21)	$(5.33)
2001 - Class B Shares	15.98	(0.18)[c]	(5.16)	(5.34)
2001 - Class C Shares	15.97	(0.17)[c]	(5.16)	(5.33)
2001 - Institutional Shares	16.37	(0.05)[c]	(5.31)	(5.36)
2001 - Service Shares	16.16	(0.10)[c]	(5.23)	(5.33)

2000 - Class A Shares	13.24	(0.12)[c]	3.52	3.40
2000 - Class B Shares	13.19	(0.18)[c]	3.49	3.31
2000 - Class C Shares	13.19	(0.19)[c]	3.49	3.30
2000 - Institutional Shares	13.35	(0.03)[c]	3.57	3.54
2000 - Service Shares	13.24	(0.10)[c]	3.54	3.44

For the Seven-month Period Ended August 31,
1999 - Class A Shares	10.62	(0.03)	2.65	2.62
1999 - Class B Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Class C Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Institutional Shares	10.66	—	2.69	2.69
1999 - Service Shares	10.61	(0.02)	2.65	2.63

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.04)	0.66	0.62
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.10)	0.71	0.61
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.06)	0.67	0.61
1999 - Institutional Shares (commenced May 1, 1998)	10.00	—	0.67	0.67
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.02)	0.63	0.61

See page 119 for all footnotes.

108

APPENDIX B

Distributions to shareholders
						Ratio of
In excess					Net assets	net
of net			Net asset		at end of	expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(0.98)	$(0.98)	$9.81	(34.26)%	$161,849	2.05%
—	(0.98)	(0.98)	9.66	(34.64)	1,709	2.55
—	(0.98)	(0.98)	9.66	(34.60)	1,826	2.55
—	(0.98)	(0.98)	10.03	(33.90)	82,850	1.40
—	(0.98)	(0.98)	9.85	(34.17)	8	1.90

—	(0.52)	(0.52)	16.12	26.26	327,697	2.05
—	(0.52)	(0.52)	15.98	25.66	2,827	2.55
—	(0.52)	(0.52)	15.97	25.58	3,672	2.55
—	(0.52)	(0.52)	16.37	27.12	187,075	1.40
—	(0.52)	(0.52)	16.16	26.57	3	1.90

—	—	—	13.24	24.67	69,458	2.05	[b]
—	—	—	13.19	24.32	303	2.55	[b]
—	—	—	13.19	24.32	419	2.55	[b]
—	—	—	13.35	25.24	65,772	1.40	[b]
—	—	—	13.24	24.79	2	1.90	[b]

—	—	—	10.62	6.20	33,002	2.02	[b]
—	—	—	10.61	6.10	213	2.51	[b]
—	—	—	10.61	6.10	175	2.51	[b]
(0.01)	—	(0.01)	10.66	6.67	36,992	1.40	[b]
—	—	—	10.61	6.10	2	1.90	[b]

109

INTERNATIONAL GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment	Ratio of		investment
	loss to	expenses to		loss	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.02)%	2.13%		(1.10)%	64%
2001 - Class B Shares	(1.51)	2.63		(1.59)	64
2001 - Class C Shares	(1.47)	2.63		(1.55)	64
2001 - Institutional Shares	(0.38)	1.48		(0.46)	64
2001 - Service Shares	(0.86)	1.98		(0.94)	64

2000 - Class A Shares	(0.79)	2.22		(0.96)	73
2000 - Class B Shares	(1.16)	2.72		(1.33)	73
2000 - Class C Shares	(1.23)	2.72		(1.40)	73
2000 - Institutional Shares	(0.19)	1.57		(0.36)	73
2000 - Service Shares	(0.63)	2.07		(0.80)	73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	(0.68)[b]	2.42	[b]	(1.05)[b]	59
1999 - Class B Shares	(1.16)[b]	2.92	[b]	(1.53)[b]	59
1999 - Class C Shares	(1.21)[b]	2.92	[b]	(1.58)[b]	59
1999 - Institutional Shares	(0.05)[b]	1.77	[b]	(0.42)[b]	59
1999 - Service Shares	(0.35)[b]	2.27	[b]	(0.72)[b]	59

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.03)[b]	3.60	[b]	(2.61)[b]	96
1999 - Class B Shares (commenced May 1, 1998)	(1.30)[b]	4.09	[b]	(2.88)[b]	96
1999 - Class C Shares (commenced May 1, 1998)	(1.45)[b]	4.09	[b]	(3.03)[b]	96
1999 - Institutional Shares (commenced May 1, 1998)	(0.19)[b]	2.98	[b]	(1.77)[b]	96
1999 - Service Shares (commenced May 1, 1998)	(0.26)[b]	3.48	[b]	(1.84)[b]	96

110

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111

EMERGING MARKETS EQUITY FUND

		Income (loss) from
		investment operations

			Net
	Net asset	Net	realized	Total
	value,	investment	and	from
	beginning	income	unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$10.83	$0.01 [c]	$(3.27)	$(3.26)
2001 - Class B Shares	10.72	(0.02)[c]	(3.25)	(3.27)
2001 - Class C Shares	10.75	(0.03)[c]	(3.25)	(3.28)
2001 - Institutional Shares	11.02	0.05 [c]	(3.33)	(3.28)
2001 - Service Shares	10.63	0.08 [c]	(3.23)	(3.15)

2000 - Class A Shares	9.26	(0.05)[c]	1.62	1.57
2000 - Class B Shares	9.21	(0.11)[c]	1.62	1.51
2000 - Class C Shares	9.24	(0.10)[c]	1.61	1.51
2000 - Institutional Shares	9.37	0.01 [c]	1.64	1.65
2000 Service Shares	9.05	0.01 [c]	1.57	1.58

For the Seven Months Ended August 31,
1999 - Class A Shares	7.04	(0.01)	2.23	2.22
1999 - Class B Shares	7.03	(0.03)	2.21	2.18
1999 - Class C Shares	7.05	(0.03)	2.22	2.19
1999 - Institutional Shares	7.09	0.02	2.26	2.28
1999 - Service Shares	6.87	0.01	2.17	2.18

For the Year Ended January 31,
1999 - Class A Shares	9.69	0.04	(2.40)	(2.36)
1999 - Class B Shares	9.69	0.03	(2.41)	(2.38)
1999 - Class C Shares	9.70	0.01	(2.39)	(2.38)
1999 - Institutional Shares	9.70	0.06	(2.36)	(2.30)
1999 - Service Shares	9.69	(0.13)	(2.41)	(2.28)

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class B Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class C Shares (commenced December 15, 1997)	10.00	—	(0.30)	(0.30)
1998 - Institutional Shares (commenced December 15, 1997)	10.00	0.01	(0.31)	(0.30)
1998 - Service Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)

See page 119 for all footnotes.

112

APPENDIX B

Distributions to shareholders

						Net
	In excess	From				assets	Ratio of
From net	of net	net		Net asset		at end of	net expenses
investment	investment	realized	Total	value, end	Total	period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(0.36)	$(0.36)	$7.21	(30.55)%	$33,827	2.24%
—	—	(0.36)	(0.36)	7.09	(30.97)	1,498	2.74
—	—	(0.36)	(0.36)	7.11	(30.98)	656	2.74
—	—	(0.36)	(0.36)	7.38	(30.20)	74,483	1.59
—	—	(0.36)	(0.36)	7.12	(30.08)	8	1.55

—	—	—	—	10.83	16.95	64,279	2.11
—	—	—	—	10.72	16.40	2,187	2.61
—	—	—	—	10.75	16.34	1,304	2.61
—	—	—	—	11.02	17.61	145,774	1.46
—	—	—	—	10.63	17.46	2	1.96

—	—	—	—	9.26	31.53	65,698	2.04	[b]
—	—	—	—	9.21	31.01	972	2.54	[b]
—	—	—	—	9.24	31.06	1,095	2.54	[b]
—	—	—	—	9.37	32.16	108,574	1.39	[b]
—	—	—	—	9.05	31.73	2	1.89	[b]

(0.07)	(0.22)	—	(0.29)	7.04	(24.32)	52,704	2.09
(0.07)	(0.21)	—	(0.28)	7.03	(24.51)	459	2.59
(0.07)	(0.20)	—	(0.27)	7.05	(24.43)	273	2.59
(0.08)	(0.23)	—	(0.31)	7.09	(23.66)	90,189	1.35
(0.07)	(0.21)	—	(0.28)	6.87	(26.17)	1	1.85

—	—	—	—	9.69	(3.10)	17,681	1.90	[b]
—	—	—	—	9.69	(3.10)	64	2.41	[b]
—	—	—	—	9.70	(3.00)	73	2.48	[b]
—	—	—	—	9.70	(3.00)	19,120	1.30	[b]
—	—	—	—	9.69	(3.10)	2	2.72	[b]

113

EMERGING MARKETS EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.11%	2.49%		(0.14)%	139%
2001 - Class B Shares	(0.29)	2.99		(0.54)	139
2001 - Class C Shares	(0.41)	2.99		(0.66)	139
2001 - Institutional Shares	0.63	1.84		0.38	139
2001 - Service Shares	0.97	2.34		0.18	139

2000 - Class A Shares	(0.49)	2.30		(0.68)	125
2000 - Class B Shares	(1.00)	2.80		(1.19)	125
2000 - Class C Shares	(0.96)	2.80		(1.15)	125
2000 - Institutional Shares	0.13	1.65		(0.06)	125
2000 - Service Shares	0.14	2.15		(0.05)	125

For the Seven Months Ended August 31,
1999 - Class A Shares	(0.15)[b]	2.41	[b]	(0.52)[b]	63
1999 - Class B Shares	(0.71)[b]	2.91	[b]	(1.08)[b]	63
1999 - Class C Shares	(0.85)[b]	2.91	[b]	(1.22)[b]	63
1999 - Institutional Shares	0.50 [b]	1.76	[b]	0.13 [b]	63
1999 - Service Shares	0.12 [b]	2.26	[b]	(0.25)[b]	63

For the Year Ended January 31,
1999 - Class A Shares	0.80	2.53		0.36	154
1999 - Class B Shares	0.19	3.03		(0.25)	154
1999 - Class C Shares	0.28	3.03		(0.16)	154
1999 - Institutional Shares	1.59	1.79		1.15	154
1999 - Service Shares	(1.84)	2.29		(2.28)	154

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	0.55 [b]	5.88	[b]	(3.43)[b]	3
1998 - Class B Shares (commenced December 15, 1997)	0.05 [b]	6.39	[b]	(3.93)[b]	3
1998 - Class C Shares (commenced December 15, 1997)	(0.27)[b]	6.46	[b]	(4.25)[b]	3
1998 - Institutional Shares (commenced December 15, 1997)	0.80 [b]	5.28	[b]	(3.18)[b]	3
1998 - Service Shares (commenced December 15, 1997)	(0.05)[b]	6.70	[b]	(4.03)[b]	3

114

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115

ASIA GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$11.16	$0.04 [c]	$(3.13)	$(3.09)
2001 - Class B Shares	10.91	— [c]	(3.04)	(3.04)
2001 - Class C Shares	10.88	(0.01)[c]	(3.02)	(3.03)
2001 - Institutional Shares	11.41	0.13 [c]	(3.22)	(3.09)

2000 - Class A Shares	11.07	(0.05)[c]	0.14	0.09
2000 - Class B Shares	10.88	(0.11)[c]	0.14	0.03
2000 - Class C Shares	10.85	(0.11)[c]	0.14	0.03
2000 - Institutional Shares	11.24	0.01 [c]	0.16	0.17

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	7.79	(0.02)	3.30	3.28
1999 - Class B Shares	7.68	(0.04)	3.24	3.20
1999 - Class C Shares	7.68	(0.04)	3.21	3.17
1999 - Institutional Shares	7.91	0.01	3.36	3.37

For the Years Ended January 31,
1999 - Class A Shares	8.38	0.07	(0.66)	(0.59)
1999 - Class B Shares	8.31	0.01	(0.64)	(0.63)
1999 - Class C Shares	8.29	—	(0.61)	(0.61)
1999 - Institutional Shares	8.44	0.03	(0.56)	(0.53)

1998 - Class A Shares	16.31	—	(7.90)	(7.90)
1998 - Class B Shares	16.24	0.01	(7.91)	(7.90)
1998 - Class C Shares (commenced August 15, 1997)	15.73	0.01	(7.42)	(7.41)
1998 - Institutional Shares	16.33	0.10	(7.96)	(7.86)

1997 - Class A Shares	16.49	0.06	(0.11)	(0.05)
1997 - Class B Shares (commenced May 1, 1996)	17.31	(0.05)	(0.48)	(0.53)
1997 - Institutional Shares (commenced February 2, 1996)	16.61	0.04	(0.11)	(0.07)

See page 119 for all footnotes.

116

APPENDIX B

Distributions to shareholders

						Net	Ratio of
	In excess	From				assets	net
From net	of net	net		Net asset		at end	expenses
investment	investment	realized	Total	value, end	Total	of period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$—	$—	$8.07	(27.53)%	$33,854	1.85%
—	—	—	—	7.87	(27.80)	3,645	2.35
—	—	—	—	7.85	(27.78)	1,010	2.35
—	—	—	—	8.32	(26.93)	3,055	1.20

—	—	—	—	11.16	0.72	86,458	1.85
—	—	—	—	10.91	0.18	6,849	2.35
—	—	—	—	10.88	0.18	2,265	2.35
—	—	—	—	11.41	1.42	5,236	1.20

—	—	—	—	11.07	42.11	84,269	1.85	[b]
—	—	—	—	10.88	41.67	7,258	2.35	[b]
—	—	—	—	10.85	41.28	2,281	2.35	[b]
—	(0.04)	—	(0.04)	11.24	42.61	12,363	1.20	[b]

—	—	—	—	7.79	(7.04)	59,940	1.93
—	—	—	—	7.68	(7.58)	4,190	2.45
—	—	—	—	7.68	(7.36)	999	2.45
—	—	—	—	7.91	(6.28)	4,200	1.16

—	(0.03)	—	(0.03)	8.38	(48.49)	87,437	1.75
—	(0.03)	—	(0.03)	8.31	(48.70)	3,359	2.30
—	(0.03)	—	(0.03)	8.29	(47.17)	436	2.35	[b]
(0.03)	—	—	(0.03)	8.44	(48.19)	874	1.11

(0.12)	—	(0.01)	(0.13)	16.31	(1.01)	263,014	1.67
(0.51)	(0.03)	—	(0.54)	16.24	(6.02)	3,354	2.21	[b]
(0.11)	(0.06)	(0.04)	(0.21)	16.33	(1.09)	13,322	1.10	[b]

117

ASIA GROWTH FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment			investment
	income	Ratio of		income
	(loss)	expenses		(loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.41%	2.57%		(0.31)%	314%
2001 - Class B Shares	(0.04)	3.07		(0.76)	314
2001 - Class C Shares	(0.07)	3.07		(0.79)	314
2001 - Institutional Shares	1.41	1.92		0.69	314

2000 - Class A Shares	(0.39)	2.30		(0.84)	207
2000 - Class B Shares	(0.91)	2.80		(1.36)	207
2000 - Class C Shares	(0.91)	2.80		(1.36)	207
2000 - Institutional Shares	0.12	1.65		(0.33)	207

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.38)[b]	2.27	[b]	(0.80)[b]	97
1999 - Class B Shares	(0.90)[b]	2.77	[b]	(1.32)[b]	97
1999 - Class C Shares	(0.89)[b]	2.77	[b]	(1.31)[b]	97
1999 - Institutional Shares	(0.14)[b]	1.62	[b]	(0.28)[b]	97

For the Years Ended January 31,
1999 - Class A Shares	0.63	2.48		0.08	106
1999 - Class B Shares	0.10	2.97		(0.42)	106
1999 - Class C Shares	0.10	2.97		(0.42)	106
1999 - Institutional Shares	1.10	1.68		0.58	106

1998 - Class A Shares	0.31	1.99		0.07	105
1998 - Class B Shares	(0.29)	2.50		(0.49)	105
1998 - Class C Shares (commenced August 15, 1997)	(0.26)[b]	2.55	[b]	(0.46)[b]	105
1998 - Institutional Shares	0.87	1.31		0.67	105

1997 - Class A Shares	0.20	1.87		—	48
1997 - Class B Shares (commenced May 1, 1996)	(0.56)[b]	2.37	[b]	(0.72)[b]	48
1997 - Institutional Shares (commenced February 2, 1996)	0.54 [b]	1.26	[b]	0.38 [b]	48

118

APPENDIX B

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.
c	Calculated based on the average shares outstanding methodology.

119

Index

1 General Investment Management Approach

3 Fund Investment Objectives and Strategies
3	Goldman Sachs CORE International Equity Fund
4	Goldman Sachs International Equity Fund
5	Goldman Sachs European Equity Fund
6	Goldman Sachs Japanese Equity Fund
8	Goldman Sachs International Growth Opportunities Fund
9	Goldman Sachs Emerging Markets Equity Fund
11	Goldman Sachs Asia Growth Fund

14 Other Investment Practices and Securities

18 Principal Risks of the Funds

21 Fund Performance

30 Fund Fees and Expenses

40 Service Providers

48 Dividends

49 Shareholder Guide
49	How To Buy Shares
58	How To Sell Shares

69 Taxation

71 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

92 Appendix B Financial Highlights

International Equity Funds
Prospectus (Class A, B and C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-526-7384

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov Goldman Sachs: http://www.gs.com (Prospectus Only)

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

521413

EQINTLPROABC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Service
Shares

December 28, 2001

 GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

■	Goldman Sachs CORESM International Equity Fund

■	Goldman Sachs International Equity Fund

■	Goldman Sachs European Equity Fund

■	Goldman Sachs Japanese Equity Fund

■	Goldman Sachs International Growth Opportunities Fund

■	Goldman Sachs Emerging Markets Equity Fund

■	Goldman Sachs Asia Growth Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as investment adviser to International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are each referred to in this Prospectus as the “Investment Adviser.”

ACTIVE INTERNATIONAL STYLE FUNDS

Goldman Sachs’ Active International Investment Philosophy:

Belief	How the Investment Adviser Acts on Belief

■ Equity markets are inefficient	Seeks excess return through team driven, research intensive and bottom-up stock selection.
■ Returns are variable	Seeks to capitalize on variability of market and regional returns through asset allocation decisions.
■ Corporate fundamentals ultimately drive share price	Seeks to conduct rigorous, first-hand research of business and company management.
■ A business’ intrinsic value will be achieved over time	Seeks to realize value through a long-term investment horizon.
■ Portfolio risk must be carefully analyzed and monitored	Seeks to systematically monitor and manage risk through diversification, multifactor risk models and currency management.

The Investment Adviser attempts to manage risk in these Funds through disciplined portfolio construction and continual portfolio review and analysis. As a result, bottom-up stock selection, driven by fundamental research, should be a main driver of returns.

1

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection

The CORE Fund uses the Goldman Sachs proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in the Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Value (How is the company priced relative to fundamental accounting measures?)
■	Price Momentum (What are medium-term price trends?)
■	Earnings Momentum (Are company profit expectations growing?)
■	Stability (How likely is the risk of earnings disappointment?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

II. CORE Portfolio Construction

Portfolio risk is monitored with the use of a sophisticated risk model, which measures the portfolio’s exposure to a variety of risk factors and estimates the associated volatility. In this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund benchmark. In addition, the CORE International Equity Fund utilizes proprietary quantitative models to allocate assets across countries.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

2

Fund Investment Objectives
and Strategies

Goldman Sachs CORE International Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged)

Investment Focus:	Large-cap equity investments in companies that are organized outside the United States or whose securities are primarily traded outside the United States

Investment Style:	Quantitative

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap companies that are organized outside the United States or whose securities are principally traded outside the United States.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries. The Fund may invest in the securities of issuers in countries with emerging markets or economies (“emerging countries”).

The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered to be cash equivalents.

3

Goldman Sachs
International Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Index (unhedged)

Investment Focus:	Equity investments in companies organized outside the United States or whose securities are principally traded outside the United States

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may also invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
European Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Europe Index (unhedged)

Investment Focus:	Equity investments in European issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in European issuers. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified.

A European issuer is a company that either:

■	Has a class of its securities whose principal securities market is in one or more European countries;

■	Is organized under the laws of, or has a principal office in, a European country;

■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more European countries; or

■	Maintains 50% or more of its assets in one or more European countries.

The Fund may allocate its assets among different countries as determined by the Investment Adviser from time to time, provided that the Fund’s assets are invested in at least three European countries. It is currently anticipated that a majority of the Fund’s assets will be invested in the equity securities of large-cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid-cap companies and small-cap companies, as well as companies located in emerging countries in Eastern European nations, including the states that formerly comprised the Soviet Union and Yugoslavia.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-European countries including emerging countries located in Latin and South America, Africa and Asia, and in fixed-income securities, such as government, corporate and bank debt obligations.

5

Goldman Sachs
Japanese Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Tokyo Price Index (“TOPIX”) (unhedged)

Investment Focus:	Equity investments in Japanese issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Japanese issuers. A Japanese issuer is a company that either:

■	Has a class of its securities whose principal securities market is in Japan;

■	Is organized under the laws of, or has a principal office in, Japan;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in Japan; or
■	Maintains 50% or more of its assets in Japan.

The Fund’s concentration in Japanese issuers will expose it to the risks of adverse social, political and economic events which occur in Japan or affect the Japanese markets. These risks, some of which are discussed briefly below, may adversely affect the ability of the Fund to achieve its investment objective.

Japan’s economy, the second largest among developed nations, grew substantially after World War II. More recently, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has drifted between modest growth and recession. Currently, Japan has been experiencing stagnant consumer demand and rising unemployment. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation

6

FUND INVESTMENT OBJECTIVES AND STRATEGIES

of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. The current Prime Minister, shortly after taking office in April 2001, announced the outlines of a reform agenda to revitalize the economy. However, in November 2001, the credit rating of Japanese Government debt was downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan’s manufactured exports, could be expected to affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights are also not always enforced. For most of the 1990’s, Japanese securities markets experienced significant declines. Although the stock markets exhibited strength in 1999, they again generally declined in 2000 and through the first three quarters of 2001.

The common stock of many Japanese companies have historically traded at high price-earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price-earnings ratios of Japanese companies with those of companies in other countries, especially the United States. In addition, Japan’s relatively high degree of equity security cross-holdings between banks and corporations sometimes distorts supply/ demand conditions of certain securities. Such distortions may lead to higher price-earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in non-Japanese issuers and in fixed-income securities, such as government, corporate and bank debt obligations.

7

Goldman Sachs
International Growth Opportunities Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Small Cap Index (unhedged)

Investment Focus:	Small-cap foreign equity investments

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies:

■	With public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within $100 million and $4 billion, at the time of investment; and

■	That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in companies with public stock market capitalizations outside the market capitalization range stated above at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations. If the market capitalization of a company held by the Fund moves outside the range stated above, the Fund may, consistent with its investment objective, continue to hold the security.

8

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Emerging Markets Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Emerging Markets Free Index

Investment Focus:	Equity investments in emerging country issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries as well as any other emerging country to the extent that foreign investors are permitted by applicable law to make such investments:

■ Argentina	■ Egypt	■ Jordan	■ Philippines	■ Taiwan
■ Botswana	■ Greece	■ Kenya	■ Poland	■ Thailand
■ Brazil	■ Hong Kong	■ Malaysia	■ Russia	■ Turkey
■ Chile	■ Hungary	■ Mexico	■ Singapore	■ Venezuela
■ China	■ India	■ Morocco	■ South Africa	■ Zimbabwe
■ Colombia	■ Indonesia	■ Pakistan	■ South Korea
■ Czech Republic	■ Israel	■ Peru	■ Sri Lanka
9

Goldman Sachs Emerging Markets Equity Fund continued

An emerging country issuer is any company that either:

■	Has a class of its securities whose principal securities market is in an emerging country;
■	Is organized under the laws of, or has a principal office in, an emerging country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

■	Maintains 50% or more of its assets in one or more emerging countries.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments will depend upon the relative attractiveness of the emerging country markets and particular issuers. In addition, macro-economic factors and the portfolio managers’ and Goldman Sachs economists’ views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in (i) fixed-income securities of private and government emerging country issuers; and (ii) equity and fixed-income securities, such as government, corporate and bank debt obligations, of issuers in developed countries.

10

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Asia Growth Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® All Country Asia Free ex-Japan Index (unhedged)

Investment Focus:	Equity investments in issuers in Asian countries

Investment Process:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers.

An Asian issuer is any company that either:

■	Has a class of its securities whose principal securities market is in one or more Asian countries;

■	Is organized under the laws of, or has a principal office in, an Asian country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or
■	Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund’s investment policies, Asian countries include:

■ China	■ Malaysia	■ South Korea
■ Hong Kong	■ Pakistan	■ Sri Lanka
■ India	■ Philippines	■ Taiwan
■ Indonesia	■ Singapore	■ Thailand
11

Goldman Sachs Asia Growth Fund continued

as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments.

Allocation of the Fund’s investments will depend upon the Investment Adviser’s views of the relative attractiveness of the Asian markets and particular issuers.

Concentration of the Fund’s assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund’s assets were not so concentrated. For example, on August 31, 2001 (the end of the Fund’s last fiscal year), 24.5% of the Fund’s assets were invested in securities that traded in Hong Kong.

Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Since that time countries in the region have experienced recession and government intervention, have sought assistance from the International Monetary Fund and have experienced substantial domestic unrest. Although some restructuring has been undertaken, there can be no assurance that these efforts will be successful or that their recent problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can be no assurance that Hong Kong will not be adversely affected by Chinese sovereignty or political developments. Furthermore, the reversion of Hong Kong to China has created additional uncertainty as to future currency valuations relative to the U.S. dollar. Because the Hong Kong stock market has significant exposure to the property market in Hong Kong, the Fund’s investments could be adversely affected by a decline in that market.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-Asian countries and Japan, and in fixed-income securities, such as government, corporate and bank debt obligations.

12

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13

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (roman type)	CORE
• No specific percentage limitation on usage;	International	International	European
limited only by the objectives and strategies of the Fund	Equity	Equity	Equity
— Not permitted	Fund	Fund	Fund

Investment Practices

Borrowings	33 1/3	33 1/3	33 1/3

Cross Hedging of Currencies	•	•	•

Currency Swaps*	15	15	15

Custodial Receipts	•	•	•

Equity Swaps*	15	15	15

Foreign Currency Transactions	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10	10	10

Options on Foreign Currencies[1]	•	•	•

Options on Securities and Securities Indices[2]	•	•	•

Unseasoned Companies	•	•	•

Warrants and Stock Purchase Rights	•	•	•

Repurchase Agreements	•	•	•

Securities Lending	33 1/3	33 1/3	33 1/3

Short Sales Against the Box	—	25	25

When-Issued Securities and Forward Commitments	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Funds may purchase and sell call and put options.
[2]	The Funds may sell covered call and put options and purchase call and put options.

14

OTHER INVESTMENT PRACTICES AND SECURITIES

	International	Emerging
Japanese	Growth	Markets
Equity	Opportunities	Equity	Asia Growth
Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3
•	•	•	•

15	15	15	15
•	•	•	•

15	15	15	15
•	•	•	•
•	•	•	•

10	10	10	10
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•

33 1/3	33 1/3	33 1/3	33 1/3

25	25	25	25
•	•	•	•

15

10 Percent of Total Assets (excluding securities lending collateral) (italic type)
10 Percent of Net Assets (including borrowings for investment purposes) (roman type)	CORE
• No specific percentage limitation on usage;	International	International	European
limited only by the objectives and strategies of the Fund	Equity	Equity	Equity
— Not permitted	Fund	Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•	•
Asset-Backed and Mortgage-Backed Securities[2]	—	•	•
Bank Obligations[1,2]	•	•	•
Convertible Securities	•	•	•
Corporate Debt Obligations[2]	•[4]	•	•
Equity Investments	80+	80+	80+
Emerging Country Securities	25	•	•
Fixed Income Securities[3]	20[4]	20	20[5]
Foreign Securities	•	•	•
Foreign Government Securities[2]	•	•	•
Non-Investment Grade Fixed Income Securities[2]	—	•[6]	•[6]
Real Estate Investment Trusts	•	•	•
Structured Securities*	•	•	•
Temporary Investments	35	100	100
U.S. Government Securities[2]	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	Issued by U.S. or foreign banks.
[2]	Limited by the amount the Fund invests in fixed-income securities.
[3]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities are investment grade (e.g., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investor’s Service, Inc. (“Moody’s”)).
[4]	Cash equivalents only.

[5]	The European Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) equity investments in issuers located in non-European countries; and (2) fixed-income securities.

[6]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

16

OTHER INVESTMENT PRACTICES AND SECURITIES

International
Japanese		Growth	Emerging
Equity		Opportunities	Markets		Asia Growth
Fund		Fund	Equity Fund		Fund

•		•	•		•
•		•	•		•
•		•	•		•
•		•	•		•
•		•	•		•
80	+	80 +	80	+	80	+
•		•	•		•
20	[7]	20 [8]	20	[9]	20	[10]
•		•	•		•
•		•	•		•
•	[6]	• [6]	•	[6]	•	[6]
•		•	•		•
•		•	•		•
100		100	35		100
•		•	•		•

[7]	The Japanese Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in non-Japanese issuers.

[8]	The International Growth Opportunities Fund may invest in the aggregate up to 20% of its Net Assets in (1) fixed-income securities; and (2) equity investments in companies with public stock market capitalizations of less than $100 million or more than $4 billion at the time of investment.

[9]	The Emerging Markets Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities of private and government emerging country issuers; and (2) equity and fixed-income investments in issuers in developed countries.

[10]	The Asia Growth Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in issuers located in non-Asian countries and Japan.

17

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

	CORE				International	Emerging
• Applicable	International	International	European	Japanese	Growth	Markets	Asia
— Not applicable	Equity	Equity	Equity	Equity	Opportunities	Equity	Growth

Credit/ Default	•	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Small Cap	—	—	•	—	•	—	—
Foreign	•	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
Stock	•	•	•	•	•	•	•
Geographic	•	•	•	•	•	•	•
Initial Public Offering (“IPO”)	•	—	•	•	•	•	•

All Funds:

■	Credit/ Default Risk— The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Emerging Countries Risk— The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

18

PRINCIPAL RISKS OF THE FUNDS

■	Interest Rate Risk— The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Foreign Risk— The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Derivatives Risk— The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk— The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk— The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

19

■	Geographic Risk— The European Equity Fund invests primarily in equity investments in European issuers. The Japanese Equity Fund invests primarily in equity investments in Japanese issuers. The Asia Growth Fund invests primarily in equity investments in Asian issuers. Concentration of the investments of these or other Funds in issuers located in a particular country or region will subject a Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Specific Funds:

■	Small Cap Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk— The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

20

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Service Shares from year to year; and (b) how the average annual total returns of a Fund’s Service Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced. As of the date of this Prospectus, Service Shares of the Asia Growth Fund had not commenced operations. Performance of the Asia Growth Fund is represented by the Fund’s Class A Shares. Class A Shares are not offered in this Prospectus but have substantially similar annual returns because the shares are invested in the same investment portfolio of securities. Annual returns differ only to the extent that Class A Shares have a 0.50% distribution and service fee and a 0.19% transfer agency fee while Service Shares have a 0.25% personal account maintenance fee, a 0.25% shareholder administration fee and a 0.04% transfer agency fee. In addition, Class A Shares, unlike Service Shares, are subject to a maximum sales charge of 5.5%.
21

CORE International Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -23.48%. Best Quarter* Q4 ’98 +18.97% Worst Quarter* Q3 ’98 -15.97%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 8/15/97)	-16.08%	2.25%
Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Index (unhedged)**	-13.92%	6.18%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

22

FUND PERFORMANCE

International Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -27.58%. Best Quarter* Q4 ’99 +21.77% Worst Quarter* Q3 ’98 -14.37%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 3/6/96)	-13.68%	10.01%
MSCI® EAFE® (unhedged)**	-13.92%	7.51%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

23

European Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -28.01%. Best Quarter* Q4 ’99 +24.91% Worst Quarter* Q3 ’00 -6.85%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 10/1/98)	-4.95%	16.16%
MSCI® Europe Index (unhedged)**	-8.12%	11.12%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® Europe Index (unhedged) is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

24

FUND PERFORMANCE

Japanese Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -29.58%. Best Quarter* Q3 ’99 +23.18% Worst Quarter* Q4 ’00 -18.37%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 5/1/98)	-28.43%	13.35%
Tokyo Price Index (“TOPIX”) (unhedged)**	-33.31%	7.56%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The TOPIX (unhedged) is an unmanaged composite of all stocks on the first section of the Tokyo Stock Exchange. The Index figures do not reflect any deduction for fees or expenses.

25

International Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR

The total return for the Service Shares for the 9-month period ended September 30, 2001 was -29.41%. Best Quarter* Q1 ’00 +14.58% Worst Quarter* Q4 ’00 -13.40%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 5/1/98)	-11.44%	12.18%
MSCI® EAFE® Small Cap Index (unhedged)**	-9.21%	-1.76%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® EAFE® Small Cap Index (unhedged), inception date 1/15/98, includes approximately 1,000 securities from 21 developed markets with a capitalization range between $200 million and $1.5 billion and a general regional allocation of 55% Europe, 31% Japan and 14% Australasia. The Index figures do not reflect any deduction for fees or expenses.

26

FUND PERFORMANCE

Emerging Markets Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -23.84%. Best Quarter* Q4 ’99 +30.10% Worst Quarter* Q3 ’98 -23.84%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 12/15/97)	-27.02%	-4.59%
MSCI® Emerging Markets Free (EMF) Index**	-30.54%	-2.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EMF Index is a market capitalization-weighted composite of securities in over 30 emerging market countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

27

Asia Growth Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -24.22%. Best Quarter* Q2 ’99 +30.97% Worst Quarter* Q4 ’97 -27.33%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 7/8/94)
Including 5.5% Sales Charge	-32.02%	-10.20%	-6.68%
MSCI® All Country Asia Free ex-Japan (unhedged)**	-36.22%	-10.16%	-7.45%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® All Country Asia Free ex-Japan Index (unhedged) is a market capitalization-weighted composite of securities in eleven Asian countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

28

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29

Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Fund.

	CORE	International	European
	International	Equity	Equity
	Equity Fund	Fund	Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[2]
Management Fees	0.85%	1.00%	1.00%
Other Expenses	0.77%	0.68%	1.02%
Service Fees[3]	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%
All Other Expenses[4]	0.27%	0.18%	0.52%

Total Fund Operating Expenses*	1.62%	1.68%	2.02%

See page 32 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE	International	European
	International	Equity	Equity
	Equity Fund	Fund	Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[2]
Management Fees	0.85%	1.00%	1.00%
Other Expenses	0.66%	0.64%	0.64%
Service Fees[3]	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%
All Other Expenses[4]	0.16%	0.14%	0.14%

Total Fund Operating Expenses (after current expense limitations)	1.51%	1.64%	1.64%

30

FUND FEES AND EXPENSES

Japanese		Emerging
Equity	International Growth	Markets	Asia Growth
Fund	Opportunities Fund	Equity Fund	Fund[1]

None	None	None	None
None	None	None	None
None	None	None	None
None	None	None	None

1.00%	1.20%	1.20%	1.00%
1.14%	0.78%	1.14%	1.42%
0.25%	0.25%	0.25%	0.25%
0.25%	0.25%	0.25%	0.25%
0.64%	0.28%	0.64%	0.92%

2.14%	1.98%	2.34%	2.42%

Japanese		Emerging
Equity	International Growth	Markets	Asia Growth
Fund	Opportunities Fund	Equity Fund	Fund[1]

1.00%	1.20%	1.20%	1.00%
0.65%	0.70%	0.89%	0.70%
0.25%	0.25%	0.25%	0.25%
0.25%	0.25%	0.25%	0.25%
0.15%	0.20%	0.39%	0.20%

1.65%	1.90%	2.09%	1.70%

31

Fund Fees and Expenses continued

[1]	Service Shares had not commenced operations as of the date of this Prospectus.
[2]	The Funds’ annual operating expenses are based on actual expenses.
[3]	Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

[4]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “All Other Expenses” (excluding management fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

CORE International Equity	0.12%
International Equity	0.10%
European Equity	0.10%
Japanese Equity	0.11%
International Growth Opportunities	0.16%
Emerging Markets Equity	0.35%
Asia Growth	0.16%
32

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of a Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

CORE International Equity	$165	$511	$881	$1,922

International Equity	$171	$530	$913	$1,987

European Equity	$205	$634	$1,088	$2,348

Japanese Equity	$217	$670	$1,149	$2,472

International Growth Opportunities	$201	$621	$1,068	$2,306

Emerging Markets Equity	$237	$730	$1,250	$2,676

Asia Growth	$245	$755	$1,291	$2,756

Service Organizations that invest in Service Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations that invest in Service Shares may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

33

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	CORE International Equity

Goldman Sachs Asset Management International (“GSAMI”) Procession House 55 Ludgate Hill London, England EC4M 7JW	International Equity European Equity Japanese Equity International Growth Opportunities Emerging Markets Equity Asia Growth

GSAM and GSAMI are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSAMI, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds

34

SERVICE PROVIDERS

■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective portfolio’s average daily net assets) listed below:

		Actual Rate
		For the Fiscal
	Contractual	Year Ended
	Rate	August 31, 2001

GSAM:

CORE International Equity	0.85%	0.85%

GSAMI:

International Equity	1.00%	1.00%

European Equity	1.00%	1.00%

Japanese Equity	1.00%	1.00%

International Growth Opportunities	1.20%	1.20%

Emerging Markets Equity	1.20%	1.20%

Asia Growth	1.00%	1.00%

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its

35

acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 20-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

International Equity Portfolio Management Team

■	Global portfolio teams based in London, Singapore, Tokyo and New York. Local presence is a key to the Investment Adviser’s fundamental research capabilities

■	Team manages over $33.1 billion in international equities for retail, institutional and high net worth clients

■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the asset allocation, currency and risk management capabilities of GSAM

________________________________________________________________________________

London-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert G. Collins Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 2001	Mr. Collins joined the International Equity Management Team as Co-Head in 2001. From 1997 to 2001, Mr. Collins was a portfolio manager and Co-Chair of the Growth Equity Investment Committee. From 1991 to 1997, he was a portfolio manager at Liberty Investment Management, Inc.

David Dick Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Dick joined the Investment Adviser as a senior portfolio manager on the European Equity team in 1998. From 1990 to 1998, he was with Mercury Asset Management, where he was a portfolio manager for European equity and was head of Mercury’s European sector strategy.

Hywel George Executive Director	Senior Portfolio Manager— European Equity	Since 2000	Mr. George joined the Investment Adviser as Head of the UK Equity Portfolio Management in 1999 and is currently responsible for the European Equity portfolio construction process. From 1988 to 1999, he was a UK Equity Fund manager at Mercury Asset Management.

36

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Ferguson Executive Director	Senior Portfolio Manager— International Growth Opportunities	Since 2000	Mr. Ferguson joined the Investment Adviser as Co-Head of European Equity Research in March 1999 and joined the Specialist Team in November 2000. From October 1993 to February 1999, he was a research analyst/fund manager in the Continental Europe team at Schroder Investment Management.

Susan Noble Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 1998	Ms. Noble joined the Investment Adviser as a senior portfolio manager and head of the European Equity Team in October 1997. From 1986 to 1997, she worked at Fleming Investment Management in London, where she most recently was Portfolio Management Director for the European equity investment strategy and process.

Robert Stewart Executive Director	Senior Portfolio Manager— International Equity	Since 1999	Mr. Stewart joined the Investment Adviser as a portfolio manager in 1996. He is a member of the European Equity Team. From 1996 to 1998, he was a portfolio manager in Japan where he managed Japanese Equity Institutional Portfolios. From 1989 to 1996, Mr. Stewart was a portfolio manager at CINMan where he managed international equities.

Gabriella Antici Executive Director	Senior Portfolio Manager— Emerging Markets Equity	Since 1998	Ms. Antici joined the Investment Adviser as a portfolio manager in 1997. From 1994 to 1997, she was a Vice President for HSBC Asset Management, where she was a portfolio manager for emerging markets and head of the Latin American Department.

Julian Abel Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Abel joined the Investment Adviser as a portfolio manager in 1996. Prior to that he was a portfolio manager at CINMan managing US equities from 1992 to 1996, after managing UK equities from 1986 to 1992.

37

New York-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Mark M. Carhart Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Carhart joined the Investment Adviser as a member of the Quantitative Research and Risk Management team in 1997. From August 1995 to September 1997, he was Assistant Professor of Finance at the Marshall School of Business at USC and a Senior Fellow of the Wharton Financial Institutions Center.

Len Ioffe Vice President	Senior Portfolio Manager— CORE International Equity	Since 2001	Mr. Ioffe joined the Investment Adviser as an associate in 1995. He became a portfolio manager in 1996.

Raymond J. Iwanowski Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Iwanowski joined the Investment Adviser as an associate and portfolio manager in 1997. From 1993 to 1997, he was a Vice President and head of the Fixed Derivatives Client Research group at Salomon Brothers.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1997	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

38

SERVICE PROVIDERS

Singapore-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Siew-Hua Thio Vice President	Portfolio Manager— Asia Growth Emerging Markets Equity International Equity International Growth Opportunities	Since 1998 1998 1998 1998	Ms. Thio joined the Investment Adviser as a portfolio manager in 1998. From 1997 to 1998, she was Head of Research for Indosuez WI Carr in Singapore. From 1993 to 1997, she was a research analyst at the same firm.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

39

Tokyo-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Toshiyuki Ejima Vice President	Portfolio Manager— Japanese Equity	Since 1999	Mr. Ejima joined the Investment Adviser as a portfolio manager in April 1999. Prior to that he was a portfolio manager at Daiichi Mutual Life from 1993 to 1999 where he managed Japanese equities.

Shigeka Kouda Vice President	Portfolio Manager— International Growth Opportunities Japanese Equity	Since 1998 2001	Mr. Kouda joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was at the Fixed Income Division of Goldman Sachs (Japan) Limited, where he was extensively involved in emerging markets trading as well as International Fixed Income institutional sales.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

Miyako Shibamoto Vice President	Portfolio Manager— Japanese Equity	Since 1998	Ms. Shibamoto joined the Investment Adviser as a member of the Japanese Equity team in March 1998. From 1993 to 1998, she was a Vice President at Scudder Stevens and Clark (Japan).

40

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
41

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid annually by each Fund.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

42

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Service Shares.

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Funds?

Generally, Service Shares may be purchased only through institutions that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. These institutions are called “Service Organizations.” Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, Service Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged. Purchases of Service Shares must be settled within three business days of receipt of a complete purchase order.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.
43

What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in Service Shares:

■	Personal and account maintenance services; and

■	Shareholder administration services.

Personal and account maintenance services include:

■	Providing facilities to answer inquiries and responding to correspondence with the Service Organization’s customers

■	Acting as liaison between the Service Organization’s customers and the Trust

■	Assisting customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services include:

■	Acting, directly or through an agent, as the sole shareholder of record

■	Maintaining account records for customers

■	Processing orders to purchase, redeem and exchange shares for customers

■	Processing payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

■	Service Organizations or intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Funds that are attributable to or held in the name of the Service Organization for its customers.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge

44

SHAREHOLDER GUIDE

to the Funds, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?
The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.
■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Service Shares is the Fund’s next determined NAV. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

45

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Funds?
Generally, Service Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its Service Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are on record).

46

SHAREHOLDER GUIDE

A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application.

By Writing:	Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: The Funds will arrange for redemption proceeds to be wired as federal funds to the bank account designated in the recordholder’s Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

47

■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Service Organization.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such intermediaries or Service Organization.

By Check: A recordholder may elect in writing to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations may set times by which they must receive redemption requests. Service Organizations may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem the Service Shares of any Service Organization whose account balance falls below $50 as a result of a redemption. The Funds will not redeem Service Shares on this basis if the value of the account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days’ prior written notice to allow a Service Organization to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV

48

SHAREHOLDER GUIDE

in additional Service Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?
A Service Organization may exchange Service Shares of a Fund at NAV for Service Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ The recordholder name(s) and signature(s)
■ The account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirement of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

49

■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types Of Reports Will Be Sent Regarding Investments In Service Shares?
Service Organizations will receive from the Funds annual reports containing audited financial statements and semi-annual reports. Service Organizations will also be provided with a printed confirmation for each transaction in their account and a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Service Organizations.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

51

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

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investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only
54

APPENDIX A

then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

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issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

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APPENDIX A

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

57

and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social

58

APPENDIX A

unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

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A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments,

60

APPENDIX A

domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

61

number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

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APPENDIX A

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

63

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased

64

APPENDIX A

by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

65

■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

66

APPENDIX A

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open

67

the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.™ The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been
68

APPENDIX A

established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

69

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

70

APPENDIX A

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities.

71

In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

72

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73

Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Funds’ financial statements, is included in the Funds’ annual reports (available upon request). The information for all periods prior to the period ended August 31, 2000, has been audited by the Funds’ previous independent accountants.

CORE INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment	Net realized
	beginning	income	and unrealized
	of period	(loss)	gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$11.32	$— [c]	$(2.35)
2001 - Class B Shares	11.22	(0.04)[c]	(2.34)
2001 - Class C Shares	11.23	(0.04)[c]	(2.34)
2001 - Institutional Shares	11.48	0.07 [c]	(2.39)
2001 - Service Shares	11.36	0.02 [c]	(2.36)

2000 - Class A Shares	10.87	0.02 [c]	0.74
2000 - Class B Shares	10.81	(0.04)[c]	0.73
2000 - Class C Shares	10.82	(0.03)[c]	0.72
2000 - Institutional Shares	11.00	0.09 [c]	0.75
2000 - Service Shares	10.93	0.05 [c]	0.73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	9.98	0.05	0.84
1999 - Class B Shares	9.95	0.01	0.85
1999 - Class C Shares	9.96	0.01	0.85
1999 - Institutional Shares	10.06	0.09	0.85
1999 - Service Shares	10.02	0.01	0.90

For the Year Ended January 31,
1999 - Class A Shares	9.22	(0.01)	0.79
1999 - Class B Shares	9.21	—	0.74
1999 - Class C Shares	9.22	—	0.74
1999 - Institutional Shares	9.24	0.05	0.80
1999 - Service Shares	9.23	—	0.81

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	—	(0.78)
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.02)	(0.77)
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	(0.76)
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.02	(0.76)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	(0.78)

See page 101 for all footnotes.

74

APPENDIX B

	Distributions to
	shareholders

						Net
						assets	Ratio of net
Total from	From net			Net asset		at end of	expenses to
investment	investment	From net	Total	value, end	Total	period	average
operations	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(2.35)	$(0.04)	$(0.55)	$(0.59)	$8.38	(21.50)%	$108,955	1.66%
(2.38)	—	(0.55)	(0.55)	8.29	(21.93)	8,575	2.16
(2.38)	—	(0.55)	(0.55)	8.30	(21.91)	5,114	2.16
(2.32)	(0.11)	(0.55)	(0.66)	8.50	(21.02)	291,596	1.01
(2.34)	(0.06)	(0.55)	(0.61)	8.41	(21.37)	21	1.51

0.76	(0.05)	(0.26)	(0.31)	11.32	6.92	147,409	1.66
0.69	(0.02)	(0.26)	(0.28)	11.22	6.36	12,032	2.16
0.69	(0.02)	(0.26)	(0.28)	11.23	6.34	6,887	2.16
0.84	(0.10)	(0.26)	(0.36)	11.48	7.62	308,074	1.01
0.78	(0.09)	(0.26)	(0.35)	11.36	7.05	27	1.51

0.89	—	—	—	10.87	8.92	114,502	1.66	[b]
0.86	—	—	—	10.81	8.64	9,171	2.16	[b]
0.86	—	—	—	10.82	8.63	4,913	2.16	[b]
0.94	—	—	—	11.00	9.34	271,212	1.01	[b]
0.91	—	—	—	10.93	9.08	8	1.51	[b]

0.78	(0.02)	—	(0.02)	9.98	8.37	110,338	1.63
0.74	—	—	—	9.95	8.03	7,401	2.08
0.74	—	—	—	9.96	8.03	3,742	2.08
0.85	(0.03)	—	(0.03)	10.06	9.20	280,731	1.01
0.81	(0.02)	—	(0.02)	10.02	8.74	22	1.50

(0.78)	—	—	—	9.22	(7.66)	7,087	1.50	[b]
(0.79)	—	—	—	9.21	(7.90)	2,721	2.00	[b]
(0.78)	—	—	—	9.22	(7.80)	1,608	2.00	[b]
(0.74)	(0.02)	—	(0.02)	9.24	(7.45)	17,719	1.00	[b]
(0.77)	—	—	—	9.23	(7.70)	1	1.50	[b]

75

CORE INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	—%	1.77%		(0.11)%	93%
2001 - Class B Shares	(0.47)	2.27		(0.58)	93
2001 - Class C Shares	(0.44)	2.27		(0.55)	93
2001 - Institutional Shares	0.70	1.12		0.59	93
2001 - Service Shares	0.21	1.62		0.10	93

2000 - Class A Shares	0.14	1.75		0.05	92
2000 - Class B Shares	(0.36)	2.25		(0.45)	92
2000 - Class C Shares	(0.34)	2.25		(0.43)	92
2000 - Institutional Shares	0.78	1.10		0.69	92
2000 - Service Shares	0.33	1.60		0.24	92

For the Seven-month Period Ended August 31,
1999 - Class A Shares	0.78 [b]	1.76	[b]	0.68 [b]	65
1999 - Class B Shares	0.26 [b]	2.26	[b]	0.16 [b]	65
1999 - Class C Shares	0.23 [b]	2.26	[b]	0.13 [b]	65
1999 - Institutional Shares	1.43 [b]	1.11	[b]	1.33 [b]	65
1999 - Service Shares	0.07 [b]	1.61	[b]	(0.03)[b]	65

For the Year Ended January 31,
1999 - Class A Shares	(0.11)	1.94		(0.42)	195
1999 - Class B Shares	(0.03)	2.39		(0.34)	195
1999 - Class C Shares	(0.04)	2.39		(0.35)	195
1999 - Institutional Shares	0.84	1.32		0.53	195
1999 - Service Shares	0.02	1.81		(0.29)	195

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.27)[b]	4.87	[b]	(3.90)[b]	25
1998 - Class B Shares (commenced August 15, 1997)	(0.72)[b]	5.12	[b]	(3.84)[b]	25
1998 - Class C Shares (commenced August 15, 1997)	(0.73)[b]	5.12	[b]	(3.85)[b]	25
1998 - Institutional Shares (commenced August 15, 1997)	0.59 [b]	4.12	[b]	(2.53)[b]	25
1998 - Service Shares (commenced August 15, 1997)	0.26 [b]	4.62	[b]	(2.86)[b]	25

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77

INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.59	$(0.02)[c]	$(5.80)	$(5.82)
2001 - Class B Shares	23.14	(0.12)[c]	(5.66)	(5.78)
2001 - Class C Shares	22.89	(0.11)[c]	(5.60)	(5.71)
2001 - Institutional Shares	24.06	0.11 [c]	(5.95)	(5.84)
2001 - Service Shares	23.65	0.02 [c]	(5.83)	(5.81)

2000 - Class A Shares	23.12	(0.03)[c]	3.41	3.38
2000 - Class B Shares	22.73	(0.16)[c]	3.38	3.22
2000 - Class C Shares	22.54	(0.14)[c]	3.35	3.21
2000 - Institutional Shares	23.49	0.14 [c]	3.46	3.60
2000 - Service Shares	23.14	(0.01)[c]	3.45	3.44

For the Seven Months Ended August 31,
1999 - Class A Shares	21.92	0.04	1.16	1.20
1999 - Class B Shares	21.63	(0.02)	1.12	1.10
1999 - Class C Shares	21.45	(0.03)	1.12	1.09
1999 - Institutional Shares	22.20	0.12 [c]	1.17 [c]	1.29
1999 - Service Shares	21.93	0.06	1.15	1.21

For the Years Ended January 31,
1999 - Class A Shares	19.85	(0.06)	3.24	3.18
1999 - Class B Shares	19.70	(0.17)	3.21	3.04
1999 - Class C Shares	19.56	(0.15)	3.15	3.00
1999 - Institutional Shares	19.97	0.03	3.31	3.34
1999 - Service Shares	19.84	(0.04)	3.24	3.20

1998 - Class A Shares	19.32	0.03	2.04	2.07
1998 - Class B Shares	19.24	(0.08)	2.02	1.94
1998 - Class C Shares (commenced August 15, 1997)	22.60	(0.04)	(1.38)	(1.42)
1998 - Institutional Shares	19.40	0.10	2.11	2.21
1998 - Service Shares	19.34	0.02	2.06	2.08

1997 - Class A Shares	17.20	0.10	2.23	2.33
1997 - Class B Shares (commenced May 1, 1996)	18.91	(0.06)	0.60	0.54
1997 - Institutional Shares (commenced February 7, 1996)	17.45	0.04	2.15	2.19
1997 - Service Shares (commenced March 6, 1996)	17.70	(0.02)	1.87	1.85

See page 101 for all footnotes.

78

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(2.13)	$(2.13)	$15.64	(26.49)%	$1,068,155	1.79%

—	—	(2.13)	(2.13)	15.23	(26.86)	49,019	2.29

—	—	(2.13)	(2.13)	15.05	(26.85)	17,665	2.29

—	—	(2.13)	(2.13)	16.09	(26.03)	292,298	1.14

—	—	(2.13)	(2.13)	15.71	(26.41)	5,621	1.64

(0.10)	(0.24)	(2.57)	(2.91)	23.59	14.68	1,343,869	1.79
(0.07)	(0.17)	(2.57)	(2.81)	23.14	14.20	80,274	2.29
(0.09)	(0.20)	(2.57)	(2.86)	22.89	14.28	22,031	2.29
(0.14)	(0.32)	(2.57)	(3.03)	24.06	15.45	325,161	1.14
(0.11)	(0.25)	(2.57)	(2.93)	23.65	15.00	3,789	1.64

—	—	—	—	23.12	5.47	943,473	1.79	[b]
—	—	—	—	22.73	5.09	68,691	2.29	[b]
—	—	—	—	22.54	5.08	11,241	2.29	[b]
—	—	—	—	23.49	5.81	180,564	1.14	[b]
—	—	—	—	23.14	5.52	3,852	1.64	[b]

—	—	(1.11)	(1.11)	21.92	16.39	947,973	1.73
—	—	(1.11)	(1.11)	21.63	15.80	69,231	2.24
—	—	(1.11)	(1.11)	21.45	15.70	11,619	2.24
—	—	(1.11)	(1.11)	22.20	17.09	111,315	1.13
—	—	(1.11)	(1.11)	21.93	16.49	3,568	1.63

—	(0.30)	(1.24)	(1.54)	19.85	11.12	697,590	1.67
—	(0.25)	(1.23)	(1.48)	19.70	10.51	55,324	2.20
—	(0.38)	(1.24)	(1.62)	19.56	(5.92)	3,369	2.27	[b]
(0.07)	(0.33)	(1.24)	(1.64)	19.97	11.82	56,263	1.08
—	(0.35)	(1.23)	(1.58)	19.84	11.25	3,035	1.55

—	—	(0.21)	(0.21)	19.32	13.48	536,283	1.69
—	—	(0.21)	(0.21)	19.24	2.83	19,198	2.23	[b]
(0.03)	—	(0.21)	(0.24)	19.40	12.53	68,374	1.10	[b]
—	—	(0.21)	(0.21)	19.34	10.42	674	1.60	[b]

79

INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss) to	expenses to		income (loss)	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,

2001 - Class A Shares	(0.10)%	1.83%		(0.14)%	63%

2001 - Class B Shares	(0.64)	2.33		(0.68)	63

2001 - Class C Shares	(0.62)	2.33		(0.66)	63

2001 - Institutional Shares	0.57	1.18		0.53	63

2001 - Service Shares	0.12	1.68		0.08	63

2000 - Class A Shares	(0.12)	1.84		(0.17)	80
2000 - Class B Shares	(0.65)	2.34		(0.70)	80
2000 - Class C Shares	(0.59)	2.34		(0.64)	80
2000 - Institutional Shares	0.54	1.19		0.49	80
2000 - Service Shares	(0.02)	1.69		(0.07)	80

For the Seven Months Ended August 31,
1999 - Class A Shares	0.31 [b]	1.84	[b]	0.26 [b]	61
1999 - Class B Shares	(0.19)[b]	2.34	[b]	(0.24)[b]	61
1999 - Class C Shares	(0.26)[b]	2.34	[b]	(0.31)[b]	61
1999 - Institutional Shares	0.89 [b]	1.19	[b]	0.84 [b]	61
1999 - Service Shares	0.47 [b]	1.69	[b]	0.42 [b]	61

For the Years Ended January 31,
1999 - Class A Shares	(0.28)	1.82		(0.37)	114
1999 - Class B Shares	(0.79)	2.32		(0.87)	114
1999 - Class C Shares	(0.98)	2.32		(1.06)	114
1999 - Institutional Shares	0.23	1.21		0.15	114
1999 - Service Shares	(0.18)	1.71		(0.26)	114

1998 - Class A Shares	(0.27)	1.80		(0.40)	41
1998 - Class B Shares	(0.90)	2.30		(1.00)	41
1998 - Class C Shares (commenced August 15, 1997)	(1.43)[b]	2.37	[b]	(1.53)[b]	41
1998 - Institutional Shares	0.30	1.18		0.20	41
1998 - Service Shares	(0.36)	1.65		(0.46)	41

1997 - Class A Shares	(0.07)	1.88		(0.26)	38
1997 - Class B Shares (commenced May 1, 1996)	(0.97)[b]	2.38	[b]	(1.12)[b]	38
1997 - Institutional Shares (commenced February 7, 1996)	0.43 [b]	1.25	[b]	0.28 [b]	38
1997 - Service Shares (commenced March 6, 1996)	(0.40)[b]	1.75	[b]	(0.55)[b]	38

80

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81

EUROPEAN EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment	Net realized
	beginning	income	and unrealized
	of period	(loss)	gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$13.82	$(0.02)[c]	$(2.93)
2001 - Class B Shares	13.69	(0.07)[c]	(2.89)
2001 - Class C Shares	13.72	(0.07)[c]	(2.91)
2001 - Institutional Shares	14.00	0.08 [c]	(3.00)
2001 - Service Shares	13.86	0.02 [c]	(2.94)

2000 - Class A Shares	11.75	— [c]	2.78
2000 - Class B Shares	11.71	(0.04)[c]	2.73
2000 - Class C Shares	11.72	(0.04)[c]	2.75
2000 - Institutional Shares	11.82	0.10 [c]	2.79
2000 - Service Shares	11.76	0.01 [c]	2.80

For the Seven Months Ended August 31,
1999 - Class A Shares	12.20	0.05	(0.50)
1999 - Class B Shares	12.19	0.03	(0.51)
1999 - Class C Shares	12.20	0.04	(0.52)
1999 - Institutional Shares	12.23	0.18	(0.59)
1999 - Service Shares	12.20	0.08	(0.52)

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	10.00	(0.03)	2.23
1999 - Class B Shares (commenced October 1, 1998)	10.00	(0.02)	2.21
1999 - Class C Shares (commenced October 1, 1998)	10.00	(0.01)	2.21
1999 - Institutional Shares (commenced October 1, 1998)	10.00	(0.01)	2.24
1999 - Service Shares (commenced October 1, 1998)	10.00	(0.03)	2.23

See page 101 for all footnotes.

82

APPENDIX B

	Distributions to shareholders

Total		In excess					Net assets	Ratio of net
from	From net	of			Net asset		at end of	expenses to
investment	investment	investment	From net	Total	value, end	Total	period	average
operations	income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(2.95)	$—	$—	$(1.56)	$(1.56)	$9.31	(23.47)%	$90,347	1.79%
(2.96)	—	—	(1.56)	(1.56)	9.17	(23.80)	2,727	2.29
(2.98)	—	—	(1.56)	(1.56)	9.18	(23.89)	1,195	2.29
(2.92)	—	(0.06)	(1.56)	(1.62)	9.46	(22.94)	10,713	1.14
(2.92)	—	—	(1.56)	(1.56)	9.38	(23.16)	2	1.64

2.78	—	—	(0.71)	(0.71)	13.82	24.04	139,966	1.79
2.69	—	—	(0.71)	(0.71)	13.69	23.32	4,538	2.29
2.71	—	—	(0.71)	(0.71)	13.72	23.48	1,482	2.29
2.89	—	—	(0.71)	(0.71)	14.00	24.85	14,630	1.14
2.81	—	—	(0.71)	(0.71)	13.86	24.28	2	1.64

(0.45)	—	—	—	—	11.75	(3.69)	74,862	1.79	[b]
(0.48)	—	—	—	—	11.71	(3.94)	879	2.29	[b]
(0.48)	—	—	—	—	11.72	(3.93)	388	2.29	[b]
(0.41)	—	—	—	—	11.82	(3.35)	5,965	1.14	[b]
(0.44)	—	—	—	—	11.76	(3.61)	2	1.64	[b]

2.20	—	—	—	—	12.20	22.00	61,151	1.79	[b]
2.19	—	—	—	—	12.19	21.90	432	2.29	[b]
2.20	—	—	—	—	12.20	22.00	587	2.29	[b]
2.23	—	—	—	—	12.23	22.30	12,740	1.14	[b]
2.20	—	—	—	—	12.20	22.00	2	1.64	[b]

83

EUROPEAN EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment			net investment
	income (loss)	Ratio of		income (loss)
	to	expenses		to	Portfolio
	average net	to average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.16)%	2.17%		(0.54)%	110%
2001 - Class B Shares	(0.63)	2.67		(1.01)	110
2001 - Class C Shares	(0.64)	2.67		(1.02)	110
2001 - Institutional Shares	0.71	1.52		0.33	110
2001 - Service Shares	0.14	2.02		(0.24)	110

2000 - Class A Shares	0.02	2.17		(0.36)	98
2000 - Class B Shares	(0.27)	2.67		(0.65)	98
2000 - Class C Shares	(0.26)	2.67		(0.64)	98
2000 - Institutional Shares	0.70	1.52		0.32	98
2000 - Service Shares	0.09	2.02		(0.29)	98

For the Seven Months Ended August 31,
1999 - Class A Shares	0.80 [b]	2.29	[b]	0.30 [b]	55
1999 - Class B Shares	0.43 [b]	2.79	[b]	(0.07)[b]	55
1999 - Class C Shares	0.42 [b]	2.79	[b]	(0.08)[b]	55
1999 - Institutional Shares	1.53 [b]	1.64	[b]	1.03 [b]	55
1999 - Service Shares	1.10 [b]	2.14	[b]	0.60 [b]	55

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	(1.19)[b]	2.80	[b]	(2.20)[b]	71
1999 - Class B Shares (commenced October 1, 1998)	(1.78)[b]	3.30[b]		(2.79)[b]	71
1999 - Class C Shares (commenced October 1, 1998)	(1.83)[b]	3.30	[b]	(2.84)[b]	71
1999 - Institutional Shares (commenced October 1, 1998)	(0.33)[b]	2.15	[b]	(1.34)[b]	71
1999 - Service Shares (commenced October 1, 1998)	(0.69)[b]	2.65	[b]	(1.70)[b]	71

84

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85

JAPANESE EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$15.77	$(0.14)[c]	$(5.80)	$(5.94)
2001 - Class B Shares	15.63	(0.20)[c]	(5.73)	(5.93)
2001 - Class C Shares	15.58	(0.19)[c]	(5.71)	(5.90)
2001 - Institutional Shares	15.96	(0.08)[c]	(5.87)	(5.95)
2001 - Service Shares	15.83	(0.11)[c]	(5.83)	(5.94)

2000 - Class A Shares	16.24	(0.20)[c]	1.67	1.47
2000 - Class B Shares	16.14	(0.28)[c]	1.68	1.40
2000 - Class C Shares	16.16	(0.28)[c]	1.64	1.36
2000 - Institutional Shares	16.36	(0.09)[c]	1.67	1.58
2000 - Service Shares	16.22	(0.16)[c]	1.65	1.49

For the Seven Months Ended August 31,
1999 - Class A Shares	11.06	(0.06)	5.24	5.18
1999 - Class B Shares	11.03	(0.09)	5.20	5.11
1999 - Class C Shares	11.04	(0.08)	5.20	5.12
1999 - Institutional Shares	11.10	(0.03)	5.29	5.26
1999 - Service Shares	11.04	(0.06)	5.24	5.18

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.06)	1.12	1.06
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.08)	1.11	1.03
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.09)	1.13	1.04
1999 - Institutional Shares (commenced May 1, 1998)	10.00	(0.02)	1.13	1.11
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.05)	1.09	1.04

See page 101 for all footnotes.

86

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(1.01)	$(1.01)	$8.82	(39.60)%	$19,289	1.80%
—	—	(1.01)	(1.01)	8.69	(39.90)	2,281	2.30
—	—	(1.01)	(1.01)	8.67	(39.84)	2,242	2.30
—	—	(1.01)	(1.01)	9.00	(39.16)	2,285	1.15
—	—	(1.01)	(1.01)	8.88	(39.44)	2	1.65

—	(0.21)	(1.73)	(1.94)	15.77	8.47	69,741	1.74
—	(0.18)	(1.73)	(1.91)	15.63	8.12	5,783	2.24
—	(0.21)	(1.73)	(1.94)	15.58	7.82	4,248	2.24
—	(0.25)	(1.73)	(1.98)	15.96	9.14	27,768	1.09
—	(0.15)	(1.73)	(1.88)	15.83	8.65	3	1.59

—	—	—	—	16.24	46.84	34,279	1.70[b]
—	—	—	—	16.14	46.33	4,219	2.20[b]
—	—	—	—	16.16	46.41	3,584	2.20[b]
—	—	—	—	16.36	47.40	22,709	1.05[b]
—	—	—	—	16.22	46.92	3	1.55[b]

—	—	—	—	11.06	10.60	8,391	1.64[b]
—	—	—	—	11.03	10.30	1,427	2.15[b]
—	—	—	—	11.04	10.40	284	2.15[b]
(0.01)	—	—	(0.01)	11.10	11.06	11,418	1.03[b]
—	—	—	—	11.04	10.43	2	1.53[b]

87

JAPANESE EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	loss to	expenses to		loss to	Portfolio
	average net	average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.19)%	2.29%		(1.68)%	75%
2001 - Class B Shares	(1.67)	2.79		(2.16)	75
2001 - Class C Shares	(1.65)	2.79		(2.14)	75
2001 - Institutional Shares	(0.64)	1.64		(1.13)	75
2001 - Service Shares	(0.94)	2.14		(1.43)	75

2000 - Class A Shares	(1.20)	2.10		(1.56)	61
2000 - Class B Shares	(1.67)	2.60		(2.03)	61
2000 - Class C Shares	(1.66)	2.60		(2.02)	61
2000 - Institutional Shares	(0.53)	1.45		(0.89)	61
2000 - Service Shares	(0.94)	1.95		(1.30)	61

For the Seven Months Ended August 31,
1999 - Class A Shares	(1.17)[b]	2.62	[b]	(2.09)[b]	45
1999 - Class B Shares	(1.57)[b]	3.12	[b]	(2.49)[b]	45
1999 - Class C Shares	(1.81)[b]	3.12	[b]	(2.73)[b]	45
1999 - Institutional Shares	(0.37)[b]	1.97	[b]	(1.29)[b]	45
1999 - Service Shares	(0.74)[b]	2.47	[b]	(1.66)[b]	45

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.20)[b]	4.18	[b]	(3.74)[b]	53
1999 - Class B Shares (commenced May 1, 1998)	(1.76)[b]	4.69[b]		(4.30)[b]	53
1999 - Class C Shares (commenced May 1, 1998)	(1.69)[b]	4.69	[b]	(4.23)[b]	53
1999 - Institutional Shares (commenced May 1, 1998)	(0.36)[b]	3.57	[b]	(2.90)[b]	53
1999 - Service Shares (commenced May 1, 1998)	(0.68)[b]	4.07	[b]	(3.22)[b]	53

88

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89

INTERNATIONAL GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$16.12	$(0.12)[c]	$(5.21)	$(5.33)
2001 - Class B Shares	15.98	(0.18)[c]	(5.16)	(5.34)
2001 - Class C Shares	15.97	(0.17)[c]	(5.16)	(5.33)
2001 - Institutional Shares	16.37	(0.05)[c]	(5.31)	(5.36)
2001 - Service Shares	16.16	(0.10)[c]	(5.23)	(5.33)

2000 - Class A Shares	13.24	(0.12)[c]	3.52	3.40
2000 - Class B Shares	13.19	(0.18)[c]	3.49	3.31
2000 - Class C Shares	13.19	(0.19)[c]	3.49	3.30
2000 - Institutional Shares	13.35	(0.03)[c]	3.57	3.54
2000 - Service Shares	13.24	(0.10)[c]	3.54	3.44

For the Seven-month Period Ended August 31,
1999 - Class A Shares	10.62	(0.03)	2.65	2.62
1999 - Class B Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Class C Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Institutional Shares	10.66	—	2.69	2.69
1999 - Service Shares	10.61	(0.02)	2.65	2.63

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.04)	0.66	0.62
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.10)	0.71	0.61
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.06)	0.67	0.61
1999 - Institutional Shares (commenced May 1, 1998)	10.00	—	0.67	0.67
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.02)	0.63	0.61

See page 101 for all footnotes.

90

APPENDIX B

Distributions to shareholders
						Ratio of
In excess					Net assets	net
of net			Net asset		at end of	expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(0.98)	$(0.98)	$9.81	(34.26)%	$161,849	2.05%
—	(0.98)	(0.98)	9.66	(34.64)	1,709	2.55
—	(0.98)	(0.98)	9.66	(34.60)	1,826	2.55
—	(0.98)	(0.98)	10.03	(33.90)	82,850	1.40
—	(0.98)	(0.98)	9.85	(34.17)	8	1.90

—	(0.52)	(0.52)	16.12	26.26	327,697	2.05
—	(0.52)	(0.52)	15.98	25.66	2,827	2.55
—	(0.52)	(0.52)	15.97	25.58	3,672	2.55
—	(0.52)	(0.52)	16.37	27.12	187,075	1.40
—	(0.52)	(0.52)	16.16	26.57	3	1.90

—	—	—	13.24	24.67	69,458	2.05[b]
—	—	—	13.19	24.32	303	2.55[b]
—	—	—	13.19	24.32	419	2.55[b]
—	—	—	13.35	25.24	65,772	1.40[b]
—	—	—	13.24	24.79	2	1.90[b]

—	—	—	10.62	6.20	33,002	2.02[b]
—	—	—	10.61	6.10	213	2.51[b]
—	—	—	10.61	6.10	175	2.51[b]
(0.01)	—	(0.01)	10.66	6.67	36,992	1.40[b]
—	—	—	10.61	6.10	2	1.90[b]

91

INTERNATIONAL GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment	Ratio of		investment
	loss to	expenses to		loss	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.02)%	2.13%		(1.10)%	64%
2001 - Class B Shares	(1.51)	2.63		(1.59)	64
2001 - Class C Shares	(1.47)	2.63		(1.55)	64
2001 - Institutional Shares	(0.38)	1.48		(0.46)	64
2001 - Service Shares	(0.86)	1.98		(0.94)	64

2000 - Class A Shares	(0.79)	2.22		(0.96)	73
2000 - Class B Shares	(1.16)	2.72		(1.33)	73
2000 - Class C Shares	(1.23)	2.72		(1.40)	73
2000 - Institutional Shares	(0.19)	1.57		(0.36)	73
2000 - Service Shares	(0.63)	2.07		(0.80)	73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	(0.68)[b]	2.42	[b]	(1.05)[b]	59
1999 - Class B Shares	(1.16)[b]	2.92	[b]	(1.53)[b]	59
1999 - Class C Shares	(1.21)	2.92	[b]	(1.58)[b]	59
1999 - Institutional Shares	(0.05)	1.77	[b]	(0.42)[b]	59
1999 - Service Shares	(0.35)[b]	2.27	[b]	(0.72)[b]	59

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.03)[b]	3.60	[b]	(2.61)[b]	96
1999 - Class B Shares (commenced May 1, 1998)	(1.30)[b]	4.09	[b]	(2.88)[b]	96
1999 - Class C Shares (commenced May 1, 1998)	(1.45)[b]	4.09	[b]	(3.03)[b]	96
1999 - Institutional Shares (commenced May 1, 1998)	(0.19)[b]	2.98	[b]	(1.77)[b]	96
1999 - Service Shares (commenced May 1, 1998)	(0.26)[b]	3.48	[b]	(1.84)[b]	96

92

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93

EMERGING MARKETS EQUITY FUND

		Income (loss) from
		investment operations

			Net
	Net asset	Net	realized	Total
	value,	investment	and	from
	beginning	income	unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$10.83	$0.01 [c]	$(3.27)	$(3.26)
2001 - Class B Shares	10.72	(0.02)[c]	(3.25)	(3.27)
2001 - Class C Shares	10.75	(0.03)[c]	(3.25)	(3.28)
2001 - Institutional Shares	11.02	0.05 [c]	(3.33)	(3.28)
2001 - Service Shares	10.63	0.08 [c]	(3.23)	(3.15)

2000 - Class A Shares	9.26	(0.05)[c]	1.62	1.57
2000 - Class B Shares	9.21	(0.11)[c]	1.62	1.51
2000 - Class C Shares	9.24	(0.10)[c]	1.61	1.51
2000 - Institutional Shares	9.37	0.01 [c]	1.64	1.65
2000 Service Shares	9.05	0.01 [c]	1.57	1.58

For the Seven Months Ended August 31,
1999 - Class A Shares	7.04	(0.01)	2.23	2.22
1999 - Class B Shares	7.03	(0.03)	2.21	2.18
1999 - Class C Shares	7.05	(0.03)	2.22	2.19
1999 - Institutional Shares	7.09	0.02	2.26	2.28
1999 - Service Shares	6.87	0.01	2.17	2.18

For the Year Ended January 31,
1999 - Class A Shares	9.69	0.04	(2.40)	(2.36)
1999 - Class B Shares	9.69	0.03	(2.41)	(2.38)
1999 - Class C Shares	9.70	0.01	(2.39)	(2.38)
1999 - Institutional Shares	9.70	0.06	(2.36)	(2.30)
1999 - Service Shares	9.69	(0.13)	(2.41)	(2.28)

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class B Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class C Shares (commenced December 15, 1997)	10.00	—	(0.30)	(0.30)
1998 - Institutional Shares (commenced December 15, 1997)	10.00	0.01	(0.31)	(0.30)
1998 - Service Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)

See page 101 for all footnotes.

94

APPENDIX B

Distributions to shareholders

						Net
	In excess	From				assets	Ratio of
From net	of net	net		Net asset		at end of	net expenses
investment	investment	realized	Total	value, end	Total	period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(0.36)	$(0.36)	$7.21	(30.55)%	$33,827	2.24%
—	—	(0.36)	(0.36)	7.09	(30.97)	1,498	2.74
—	—	(0.36)	(0.36)	7.11	(30.98)	656	2.74
—	—	(0.36)	(0.36)	7.38	(30.20)	74,483	1.59
—	—	(0.36)	(0.36)	7.12	(30.08)	8	1.55

—	—	—	—	10.83	16.95	64,279	2.11
—	—	—	—	10.72	16.40	2,187	2.61
—	—	—	—	10.75	16.34	1,304	2.61
—	—	—	—	11.02	17.61	145,774	1.46
—	—	—	—	10.63	17.46	2	1.96

—	—	—	—	9.26	31.53	65,698	2.04	[b]
—	—	—	—	9.21	31.01	972	2.54	[b]
—	—	—	—	9.24	31.06	1,095	2.54	[b]
—	—	—	—	9.37	32.16	108,574	1.39	[b]
—	—	—	—	9.05	31.73	2	1.89	[b]

(0.07)	(0.22)	—	(0.29)	7.04	(24.32)	52,704	2.09
(0.07)	(0.21)	—	(0.28)	7.03	(24.51)	459	2.59
(0.07)	(0.20)	—	(0.27)	7.05	(24.43)	273	2.59
(0.08)	(0.23)	—	(0.31)	7.09	(23.66)	90,189	1.35
(0.07)	(0.21)	—	(0.28)	6.87	(26.17)	1	1.85

—	—	—	—	9.69	(3.10)	17,681	1.90	[b]
—	—	—	—	9.69	(3.10)	64	2.41	[b]
—	—	—	—	9.70	(3.00)	73	2.48	[b]
—	—	—	—	9.70	(3.00)	19,120	1.30	[b]
—	—	—	—	9.69	(3.10)	2	2.72	[b]

95

EMERGING MARKETS EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.11%	2.49%		(0.14)%	139%
2001 - Class B Shares	(0.29)	2.99		(0.54)	139
2001 - Class C Shares	(0.41)	2.99		(0.66)	139
2001 - Institutional Shares	0.63	1.84		0.38	139
2001 - Service Shares	0.97	2.34		0.18	139

2000 - Class A Shares	(0.49)	2.30		(0.68)	125
2000 - Class B Shares	(1.00)	2.80		(1.19)	125
2000 - Class C Shares	(0.96)	2.80		(1.15)	125
2000 - Institutional Shares	0.13	1.65		(0.06)	125
2000 - Service Shares	0.14	2.15		(0.05)	125

For the Seven Months Ended August 31,
1999 - Class A Shares	(0.15)[b]	2.41	[b]	(0.52)[b]	63
1999 - Class B Shares	(0.71)[b]	2.91	[b]	(1.08)[b]	63
1999 - Class C Shares	(0.85)[b]	2.91	[b]	(1.22)[b]	63
1999 - Institutional Shares	0.50 [b]	1.76	[b]	0.13 [b]	63
1999 - Service Shares	0.12 [b]	2.26	[b]	(0.25)[b]	63

For the Year Ended January 31,
1999 - Class A Shares	0.80	2.53		0.36	154
1999 - Class B Shares	0.19	3.03		(0.25)	154
1999 - Class C Shares	0.28	3.03		(0.16)	154
1999 - Institutional Shares	1.59	1.79		1.15	154
1999 - Service Shares	(1.84)	2.29		(2.28)	154

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	0.55 [b]	5.88	[b]	(3.43)[b]	3
1998 - Class B Shares (commenced December 15, 1997)	0.05 [b]	6.39	[b]	(3.93)[b]	3
1998 - Class C Shares (commenced December 15, 1997)	(0.27)[b]	6.46	[b]	(4.25)[b]	3
1998 - Institutional Shares (commenced December 15, 1997)	0.80 [b]	5.28	[b]	(3.18)[b]	3
1998 - Service Shares (commenced December 15, 1997)	(0.05)[b]	6.70	[b]	(4.03)[b]	3

96

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97

ASIA GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$11.16	$0.04 [c]	$(3.13)	$(3.09)
2001 - Class B Shares	10.91	— [c]	(3.04)	(3.04)
2001 - Class C Shares	10.88	(0.01)[c]	(3.02)	(3.03)
2001 - Institutional Shares	11.41	0.13 [c]	(3.22)	(3.09)

2000 - Class A Shares	11.07	(0.05)[c]	0.14	0.09
2000 - Class B Shares	10.88	(0.11)[c]	0.14	0.03
2000 - Class C Shares	10.85	(0.11)[c]	0.14	0.03
2000 - Institutional Shares	11.24	0.01 [c]	0.16	0.17

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	7.79	(0.02)	3.30	3.28
1999 - Class B Shares	7.68	(0.04)	3.24	3.20
1999 - Class C Shares	7.68	(0.04)	3.21	3.17
1999 - Institutional Shares	7.91	0.01	3.36	3.37

For the Years Ended January 31,
1999 - Class A Shares	8.38	0.07	(0.66)	(0.59)
1999 - Class B Shares	8.31	0.01	(0.64)	(0.63)
1999 - Class C Shares	8.29	—	(0.61)	(0.61)
1999 - Institutional Shares	8.44	0.03	(0.56)	(0.53)

1998 - Class A Shares	16.31	—	(7.90)	(7.90)
1998 - Class B Shares	16.24	0.01	(7.91)	(7.90)
1998 - Class C Shares (commenced August 15, 1997)	15.73	0.01	(7.42)	(7.41)
1998 - Institutional Shares	16.33	0.10	(7.96)	(7.86)

1997 - Class A Shares	16.49	0.06	(0.11)	(0.05)
1997 - Class B Shares (commenced May 1, 1996)	17.31	(0.05)	(0.48)	(0.53)
1997 - Institutional Shares (commenced February 2, 1996)	16.61	0.04	(0.11)	(0.07)

See page 101 for all footnotes.

98

APPENDIX B

Distributions to shareholders

						Net	Ratio of
	In excess	From				assets	net
From net	of net	net		Net asset		at end	expenses
investment	investment	realized	Total	value, end	Total	of period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$—	$—	$8.07	(27.53)%	$33,854	1.85%
—	—	—	—	7.87	(27.80)	3,645	2.35
—	—	—	—	7.85	(27.78)	1,010	2.35
—	—	—	—	8.32	(26.93)	3,055	1.20

—	—	—	—	11.16	0.72	86,458	1.85
—	—	—	—	10.91	0.18	6,849	2.35
—	—	—	—	10.88	0.18	2,265	2.35
—	—	—	—	11.41	1.42	5,236	1.20

—	—	—	—	11.07	42.11	84,269	1.85	[b]
—	—	—	—	10.88	41.67	7,258	2.35	[b]
—	—	—	—	10.85	41.28	2,281	2.35	[b]
—	(0.04)	—	(0.04)	11.24	42.61	12,363	1.20	[b]

—	—	—	—	7.79	(7.04)	59,940	1.93
—	—	—	—	7.68	(7.58)	4,190	2.45
—	—	—	—	7.68	(7.36)	999	2.45
—	—	—	—	7.91	(6.28)	4,200	1.16

—	(0.03)	—	(0.03)	8.38	(48.49)	87,437	1.75
—	(0.03)	—	(0.03)	8.31	(48.70)	3,359	2.30
—	(0.03)	—	(0.03)	8.29	(47.17)	436	2.35	[b]
(0.03)	—	—	(0.03)	8.44	(48.19)	874	1.11

(0.12)	—	(0.01)	(0.13)	16.31	(1.01)	263,014	1.67
(0.51)	(0.03)	—	(0.54)	16.24	(6.02)	3,354	2.21	[b]
(0.11)	(0.06)	(0.04)	(0.21)	16.33	(1.09)	13,322	1.10	[b]

99

ASIA GROWTH FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment			investment
	income	Ratio of		income
	(loss)	expenses		(loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.41%	2.57%		(0.31)%	314%
2001 - Class B Shares	(0.04)	3.07		(0.76)	314
2001 - Class C Shares	(0.07)	3.07		(0.79)	314
2001 - Institutional Shares	1.41	1.92		0.69	314

2000 - Class A Shares	(0.39)	2.30		(0.84)	207
2000 - Class B Shares	(0.91)	2.80		(1.36)	207
2000 - Class C Shares	(0.91)	2.80		(1.36)	207
2000 - Institutional Shares	0.12	1.65		(0.33)	207

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.38)[b]	2.27	[b]	(0.80)[b]	97
1999 - Class B Shares	(0.90)[b]	2.77	[b]	(1.32)[b]	97
1999 - Class C Shares	(0.89)[b]	2.77	[b]	(1.31)[b]	97
1999 - Institutional Shares	(0.14)[b]	1.62	[b]	(0.28)[b]	97

For the Years Ended January 31,
1999 - Class A Shares	0.63	2.48		0.08	106
1999 - Class B Shares	0.10	2.97		(0.42)	106
1999 - Class C Shares	0.10	2.97		(0.42)	106
1999 - Institutional Shares	1.10	1.68		0.58	106

1998 - Class A Shares	0.31	1.99		0.07	105
1998 - Class B Shares	(0.29)	2.50		(0.49)	105
1998 - Class C Shares (commenced August 15, 1997)	(0.26)[b]	2.55	[b]	(0.46)[b]	105
1998 - Institutional Shares	0.87	1.31		0.67	105

1997 - Class A Shares	0.20	1.87		—	48
1997 - Class B Shares (commenced May 1, 1996)	(0.56)[b]	2.37	[b]	(0.72)[b]	48
1997 - Institutional Shares (commenced February 2, 1996)	0.54 [b]	1.26	[b]	0.38 [b]	48

100

APPENDIX B

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.
c	Calculated based on the average shares outstanding methodology.

101

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Index

1 General Investment Management Approach

3 Fund Investment Objectives and Strategies
3	Goldman Sachs CORE International Equity Fund
4	Goldman Sachs International Equity Fund
5	Goldman Sachs European Equity Fund
6	Goldman Sachs Japanese Equity Fund
8	Goldman Sachs International Growth Opportunities Fund
9	Goldman Sachs Emerging Markets Equity Fund
11	Goldman Sachs Asia Growth Fund

14 Other Investment Practices and Securities

18 Principal Risks of the Funds

21 Fund Performance

30 Fund Fees and Expenses

34 Service Providers

42 Dividends

43 Shareholder Guide
43	How To Buy Shares
46	How to Sell Shares

51 Taxation

53 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

74 Appendix B Financial Highlights

    International Equity Funds
    Prospectus (Service Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

EQINTLPROSVC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Institutional Shares

December 28, 2001

 GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

■	Goldman Sachs CORESM International Equity Fund

■	Goldman Sachs International Equity Fund

■	Goldman Sachs European Equity Fund

■	Goldman Sachs Japanese Equity Fund

■	Goldman Sachs International Growth Opportunities Fund

■	Goldman Sachs Emerging Markets Equity Fund

■	Goldman Sachs Asia Growth Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the CORE International Equity Fund. Goldman Sachs Asset Management International serves as investment adviser to International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are each referred to in this Prospectus as the “Investment Adviser.”

ACTIVE INTERNATIONAL STYLE FUNDS

Goldman Sachs’ Active International Investment Philosophy:

Belief	How the Investment Adviser Acts on Belief

■ Equity markets are inefficient	Seeks excess return through team driven, research intensive and bottom-up stock selection.
■ Returns are variable	Seeks to capitalize on variability of market and regional returns through asset allocation decisions.
■ Corporate fundamentals ultimately drive share price	Seeks to conduct rigorous, first-hand research of business and company management.
■ A business’ intrinsic value will be achieved over time	Seeks to realize value through a long-term investment horizon.
■ Portfolio risk must be carefully analyzed and monitored	Seeks to systematically monitor and manage risk through diversification, multifactor risk models and currency management.

The Investment Adviser attempts to manage risk in these Funds through disciplined portfolio construction and continual portfolio review and analysis. As a result, bottom-up stock selection, driven by fundamental research, should be a main driver of returns.

1

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection

The CORE Fund uses the Goldman Sachs proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in the Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Value (How is the company priced relative to fundamental accounting measures?)
■	Price Momentum (What are medium-term price trends?)
■	Earnings Momentum (Are company profit expectations growing?)
■	Stability (How likely is the risk of earnings disappointment?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

II. CORE Portfolio Construction

Portfolio risk is monitored with the use of a sophisticated risk model, which measures the portfolio’s exposure to a variety of risk factors and estimates the associated volatility. In this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund benchmark. In addition, the CORE International Equity Fund utilizes proprietary quantitative models to allocate assets across countries.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

2

Fund Investment Objectives
and Strategies

Goldman Sachs CORE International Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged)

Investment Focus:	Large-cap equity investments in companies that are organized outside the United States or whose securities are primarily traded outside the United States

Investment Style:	Quantitative

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap companies that are organized outside the United States or whose securities are principally traded outside the United States.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries. The Fund may invest in the securities of issuers in countries with emerging markets or economies (“emerging countries”).

The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered to be cash equivalents.

3

Goldman Sachs
International Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Index (unhedged)

Investment Focus:	Equity investments in companies organized outside the United States or whose securities are principally traded outside the United States

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may also invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
European Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Europe Index (unhedged)

Investment Focus:	Equity investments in European issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in European issuers. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks than a fund that is more geographically diversified.

A European issuer is a company that either:

■	Has a class of its securities whose principal securities market is in one or more European countries;

■	Is organized under the laws of, or has a principal office in, a European country;

■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more European countries; or

■	Maintains 50% or more of its assets in one or more European countries.

The Fund may allocate its assets among different countries as determined by the Investment Adviser from time to time, provided that the Fund’s assets are invested in at least three European countries. It is currently anticipated that a majority of the Fund’s assets will be invested in the equity securities of large-cap companies located in the developed countries of Western Europe. However, the Fund may also invest, without limit, in mid-cap companies and small-cap companies, as well as companies located in emerging countries in Eastern European nations, including the states that formerly comprised the Soviet Union and Yugoslavia.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-European countries including emerging countries located in Latin and South America, Africa and Asia, and in fixed-income securities, such as government, corporate and bank debt obligations.

5

Goldman Sachs
Japanese Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Tokyo Price Index (“TOPIX”) (unhedged)

Investment Focus:	Equity investments in Japanese issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Japanese issuers. A Japanese issuer is a company that either:

■	Has a class of its securities whose principal securities market is in Japan;

■	Is organized under the laws of, or has a principal office in, Japan;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in Japan; or
■	Maintains 50% or more of its assets in Japan.

The Fund’s concentration in Japanese issuers will expose it to the risks of adverse social, political and economic events which occur in Japan or affect the Japanese markets. These risks, some of which are discussed briefly below, may adversely affect the ability of the Fund to achieve its investment objective.

Japan’s economy, the second largest among developed nations, grew substantially after World War II. More recently, however, Japan’s economic growth has been substantially below the level of earlier decades, and its economy has drifted between modest growth and recession. Currently, Japan has been experiencing stagnant consumer demand and rising unemployment. In response to these conditions, Japan has attempted to implement changes regarding high wages and taxes, currency valuations, structural rigidities, political reform and the deregulation

6

FUND INVESTMENT OBJECTIVES AND STRATEGIES

of its economy. These initiatives have, however, resulted in notable uncertainty and loss of public confidence. The current Prime Minister, shortly after taking office in April 2001, announced the outlines of a reform agenda to revitalize the economy. However, in November 2001, the credit rating of Japanese Government debt was downgraded as concern increased regarding the slow progress in implementing effective structural economic reform.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. A substantial rise in world oil or commodity prices, or a fall-off in Japan’s manufactured exports, could be expected to affect Japan’s economy adversely. In addition, Japan is vulnerable to earthquakes, volcanoes and other natural disasters. Japan’s banking industry has suffered from non-performing loans, low real estate values and lower valuations of securities holdings. Many Japanese banks have required public funds to avert insolvency. In addition, large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates.

The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights are also not always enforced. For most of the 1990’s, Japanese securities markets experienced significant declines. Although the stock markets exhibited strength in 1999, they again generally declined in 2000 and through the first three quarters of 2001.

The common stock of many Japanese companies have historically traded at high price-earnings ratios. Differences in accounting methods, interest rates and inflation have made it difficult to compare the earnings and price-earnings ratios of Japanese companies with those of companies in other countries, especially the United States. In addition, Japan’s relatively high degree of equity security cross-holdings between banks and corporations sometimes distorts supply/ demand conditions of certain securities. Such distortions may lead to higher price-earnings ratios in Japan than in other countries, although more recently the degree of such security cross-holdings has begun to diminish.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in non-Japanese issuers and in fixed-income securities, such as government, corporate and bank debt obligations.

7

Goldman Sachs
International Growth Opportunities Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® EAFE® Small Cap Index (unhedged)

Investment Focus:	Small-cap foreign equity investments

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies:

■	With public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within $100 million and $4 billion, at the time of investment; and

■	That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia. However, the Fund may also invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in companies with public stock market capitalizations outside the market capitalization range stated above at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations. If the market capitalization of a company held by the Fund moves outside the range stated above, the Fund may, consistent with its investment objective, continue to hold the security.

8

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Emerging Markets Equity Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® Emerging Markets Free Index

Investment Focus:	Equity investments in emerging country issuers

Investment Style:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. The Investment Adviser may consider classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund’s investment focus will be in the following emerging countries as well as any other emerging country to the extent that foreign investors are permitted by applicable law to make such investments:

■ Argentina	■ Egypt	■ Jordan	■ Philippines	■ Taiwan
■ Botswana	■ Greece	■ Kenya	■ Poland	■ Thailand
■ Brazil	■ Hong Kong	■ Malaysia	■ Russia	■ Turkey
■ Chile	■ Hungary	■ Mexico	■ Singapore	■ Venezuela
■ China	■ India	■ Morocco	■ South Africa	■ Zimbabwe
■ Colombia	■ Indonesia	■ Pakistan	■ South Korea
■ Czech Republic	■ Israel	■ Peru	■ Sri Lanka
9

Goldman Sachs Emerging Markets Equity Fund continued

An emerging country issuer is any company that either:

■	Has a class of its securities whose principal securities market is in an emerging country;
■	Is organized under the laws of, or has a principal office in, an emerging country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more emerging countries; or

■	Maintains 50% or more of its assets in one or more emerging countries.

Under normal circumstances, the Fund maintains investments in at least six emerging countries, and will not invest more than 35% of its Net Assets in securities of issuers in any one emerging country. Allocation of the Fund’s investments will depend upon the relative attractiveness of the emerging country markets and particular issuers. In addition, macro-economic factors and the portfolio managers’ and Goldman Sachs economists’ views of the relative attractiveness of emerging countries and currencies are considered in allocating the Fund’s assets among emerging countries.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in (i) fixed-income securities of private and government emerging country issuers; and (ii) equity and fixed-income securities, such as government, corporate and bank debt obligations, of issuers in developed countries.

10

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs Asia Growth Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	MSCI® All Country Asia Free ex-Japan Index (unhedged)

Investment Focus:	Equity investments in issuers in Asian countries

Investment Process:	Active International

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in Asian issuers.

An Asian issuer is any company that either:

■	Has a class of its securities whose principal securities market is in one or more Asian countries;

■	Is organized under the laws of, or has a principal office in, an Asian country;
■	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more Asian countries; or
■	Maintains 50% or more of its assets in one or more Asian countries.

The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund’s investment policies, Asian countries include:

■ China	■ Malaysia	■ South Korea
■ Hong Kong	■ Pakistan	■ Sri Lanka
■ India	■ Philippines	■ Taiwan
■ Indonesia	■ Singapore	■ Thailand

as well as any other country in Asia (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments.

11

Goldman Sachs Asia Growth Fund continued

Allocation of the Fund’s investments will depend upon the Investment Adviser’s views of the relative attractiveness of the Asian markets and particular issuers.

Concentration of the Fund’s assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund’s assets were not so concentrated. For example, on August 31, 2001 (the end of the Fund’s last fiscal year), 24.5% of the Fund’s assets were invested in securities that traded in Hong Kong.

Starting in mid-1997 some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. This situation resulted in a significant drop in the securities prices of companies located in the region. Since that time countries in the region have experienced recession and government intervention, have sought assistance from the International Monetary Fund and have experienced substantial domestic unrest. Although some restructuring has been undertaken, there can be no assurance that these efforts will be successful or that their recent problems will not persist. At the end of its last fiscal year, a substantial portion of the Asia Growth Fund was invested in securities traded in the Hong Kong market. In 1997, the sovereignty of Hong Kong reverted from the United Kingdom to China. Although Hong Kong is, by law, to maintain a high degree of autonomy, there can be no assurance that Hong Kong will not be adversely affected by Chinese sovereignty or political developments. Furthermore, the reversion of Hong Kong to China has created additional uncertainty as to future currency valuations relative to the U.S. dollar. Because the Hong Kong stock market has significant exposure to the property market in Hong Kong, the Fund’s investments could be adversely affected by a decline in that market.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in equity investments in issuers located in non-Asian countries and Japan, and in fixed-income securities, such as government, corporate and bank debt obligations.

12

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13

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending
collateral) (italic type)
10 Percent of net assets (excluding borrowings for investment
purposes) (roman type)	CORE
• No specific percentage limitation on usage;	International	International	European
limited only by the objectives and strategies of the Fund	Equity	Equity	Equity
— Not permitted	Fund	Fund	Fund

Investment Practices

Borrowings	33 1/3	33 1/3	33 1/3

Cross Hedging of Currencies	•	•	•

Currency Swaps*	15	15	15

Custodial Receipts	•	•	•

Equity Swaps*	15	15	15

Foreign Currency Transactions	•	•	•

Futures Contracts and Options on Futures Contracts	•	•	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10	10	10

Options on Foreign Currencies[1]	•	•	•

Options on Securities and Securities Indices[2]	•	•	•

Unseasoned Companies	•	•	•

Warrants and Stock Purchase Rights	•	•	•

Repurchase Agreements	•	•	•

Securities Lending	33 1/3	33 1/3	33 1/3

Short Sales Against the Box	—	25	25

When-Issued Securities and Forward Commitments	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Funds may purchase and sell call and put options.
[2]	The Funds may sell covered call and put options and purchase call and put options.

14

OTHER INVESTMENT PRACTICES AND SECURITIES

	International	Emerging
Japanese	Growth	Markets
Equity	Opportunities	Equity	Asia Growth
Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3
•	•	•	•

15	15	15	15
•	•	•	•

15	15	15	15
•	•	•	•
•	•	•	•

10	10	10	10
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•
•	•	•	•

33 1/3	33 1/3	33 1/3	33 1/3

25	25	25	25
•	•	•	•

15

10 Percent of Total Assets (excluding securities lending
collateral) (italic type)
10 Percent of Net Assets (including borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;	CORE
limited only by the objectives and strategies	International	International	European
of the Fund	Equity	Equity	Equity
— Not permitted	Fund	Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•	•
Asset-Backed and Mortgage-Backed Securities[2]	—	•	•
Bank Obligations[1,2]	•	•	•
Convertible Securities	•	•	•
Corporate Debt Obligations[2]	• [4]	•	•
Equity Investments	80+	80+	80+
Emerging Country Securities	25	•	•
Fixed Income Securities[3]	20 [4]	20	20 [5]
Foreign Securities	•	•	•
Foreign Government Securities[2]	•	•	•
Non-Investment Grade Fixed Income Securities[2]	—	• [6]	• [6]
Real Estate Investment Trusts	•	•	•
Structured Securities*	•	•	•
Temporary Investments	35	100	100
U.S. Government Securities[2]	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	Issued by U.S. or foreign banks.
[2]	Limited by the amount the Fund invests in fixed-income securities.
[3]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities are investment grade (e.g., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investor’s Service, Inc. (“Moody’s”)).
[4]	Cash equivalents only.

[5]	The European Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) equity investments in issuers located in non-European countries; and (2) fixed-income securities.

[6]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

16

OTHER INVESTMENT PRACTICES AND SECURITIES

International
Japanese		Growth	Emerging		Asia
Equity		Opportunities	Markets		Growth
Fund		Fund	Equity Fund		Fund

•		•	•		•
•		•	•		•
•		•	•		•
•		•	•		•
•		•	•		•
80	+	80 +	80	+	80	+
•		•	•		•
20	[7]	20 [8]	20	[9]	20	[10]
•		•	•		•
•		•	•		•
•	[6]	• [6]	•	[6]	•	[6]
•		•	•		•
•		•	•		•
100		100	35		100
•		•	•		•

[7]	The Japanese Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in non-Japanese issuers.

[8]	The International Growth Opportunities Fund may invest in the aggregate up to 20% of its Net Assets in (1) fixed-income securities; and (2) equity investments in companies with public stock market capitalizations of less than $100 million or more than $4 billion at the time of investment.

[9]	The Emerging Markets Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities of private and government emerging country issuers; and (2) equity and fixed-income investments in issuers in developed countries.

[10]	The Asia Growth Fund may invest in the aggregate up to 20% of its Net Assets in: (1) fixed-income securities; and (2) equity investments in issuers located in non-Asian countries and Japan.

17

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

	CORE				International	Emerging
• Applicable	International	International	European	Japanese	Growth	Markets	Asia
— Not applicable	Equity	Equity	Equity	Equity	Opportunities	Equity	Growth

Credit/ Default	•	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Small Cap	—	—	•	—	•	—	—
Foreign	•	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
Stock	•	•	•	•	•	•	•
Geographic	•	•	•	•	•	•	•
Initial Public Offering (“IPO”)	•	—	•	•	•	•	•

All Funds:

■	Credit/Default Risk—The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Emerging Countries Risk—The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

18

PRINCIPAL RISKS OF THE FUNDS

■	Interest Rate Risk—The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Foreign Risk—The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Derivatives Risk—The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk—The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs or emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

19

■	Geographic Risk—The European Equity Fund invests primarily in equity investments in European issuers. The Japanese Equity Fund invests primarily in equity investments in Japanese issuers. The Asia Growth Fund invests primarily in equity investments in Asian issuers. Concentration of the investments of these or other Funds in issuers located in a particular country or region will subject a Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Specific Funds:

■	Small Cap Risk—The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk—The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

20

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of a Fund’s Institutional Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
21

CORE International Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -23.19%. Best Quarter* Q4 ’98 +19.05% Worst Quarter* Q3 ’98 -15.84%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 8/15/97)	-15.65%	2.75%
Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Index (unhedged)**	-13.92%	6.18%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

22

FUND PERFORMANCE

International Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -27.31%. Best Quarter* Q4 ’99 +21.89% Worst Quarter* Q3 ’98 -14.25%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 2/7/96)	-13.29%	10.81%
MSCI® EAFE® (unhedged)**	-13.92%	7.33%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EAFE® Index (unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees or expenses.

23

European Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -27.76%. Best Quarter* Q4 ’99 +24.93% Worst Quarter* Q3 ’00 -6.79%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 10/1/98)	-4.57%	16.69%
MSCI® Europe Index (unhedged)**	-8.12%	11.12%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® Europe Index (unhedged) is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

24

FUND PERFORMANCE

Japanese Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -29.36%. Best Quarter* Q3 ’99 +23.29% Worst Quarter* Q4 ’00 -18.27%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 5/1/98)	-28.12%	13.98%
Tokyo Price Index (“TOPIX”) (unhedged)**	-33.31%	7.56%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The TOPIX (unhedged) is an unmanaged composite of all stocks on the first section of the Tokyo Stock Exchange. The Index figures do not reflect any deduction for fees or expenses.

25

International Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -29.20%. Best Quarter* Q1 ’00 +14.71% Worst Quarter* Q4 ’00 -13.29%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 5/1/98)	-11.06%	12.80%
MSCI® EAFE® Small Cap Index (unhedged)**	-9.21%	-1.76%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The MSCI® EAFE® Small Cap Index (unhedged), inception date 1/15/98, includes approximately 1,000 securities from 21 developed markets with a capitalization range between $200 million and $1.5 billion and a general regional allocation of 55% Europe, 31% Japan and 14% Australasia. The Index figures do not reflect any deduction for fees or expenses.

26

FUND PERFORMANCE

Emerging Markets Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -24.03%. Best Quarter* Q4 ’99 +30.18% Worst Quarter* Q3 ’98 -22.78%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 12/15/97)	-26.92%	-3.35%
MSCI® Emerging Markets Free (EMF) Index**	-30.54%	-2.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® EMF Index is a market capitalization-weighted composite of securities in over 26 emerging market countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

27

Asia Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -23.82%. Best Quarter* Q2 ’99 +31.32% Worst Quarter* Q4 ’97 -27.19%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 2/2/96)	-27.46%	-10.46%
MSCI® All Country Asia Free ex-Japan Index (unhedged)**	-36.22%	-11.72%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The unmanaged MSCI® All Country Asia Free ex-Japan Index (unhedged) is a market capitalization-weighted composite of securities in eleven Asian countries. “Free” indicates an index that excludes shares in otherwise free markets that are not purchasable by foreigners. The Index figures do not reflect any deduction for fees or expenses.

28

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29

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Fund.

CORE
	International	International	European
	Equity Fund	Equity Fund	Equity Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fees	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets): [1]
Management Fees	0.85%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.27%	0.18%	0.52%

Total Fund Operating Expenses*	1.12%	1.18%	1.52%

See page 32 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE
	International	International	European
	Equity Fund	Equity Fund	Equity Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets): [1]
Management Fees	0.85%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses[2]	0.16%	0.14%	0.14%

Total Fund Operating Expenses (after current expense limitations)	1.01%	1.14%	1.14%

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FUND FEES AND EXPENSES

	International	Emerging	Asia
Japanese	Growth	Markets	Growth
Equity Fund	Opportunities Fund	Equity Fund	Fund

None	None	None	None
None	None	None	None
None	None	None	None
None	None	None	None

1.00%	1.20%	1.20%	1.00%
None	None	None	None
0.64%	0.28%	0.64%	0.92%

1.64%	1.48%	1.84%	1.92%

	International	Emerging	Asia
Japanese	Growth	Markets	Growth
Equity Fund	Opportunities Fund	Equity Fund	Fund

1.00%	1.20%	1.20%	1.00%
None	None	None	None
0.15%	0.20%	0.39%	0.20%

1.15%	1.40%	1.59%	1.20%

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Fund Fees and Expenses continued

[1]	The Funds’ annual operating expenses are based on actual expenses.

[2]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Institutional Shares plus all other ordinary expenses of the Funds not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

CORE International Equity	0.12%
International Equity	0.10%
European Equity	0.10%
Japanese Equity	0.11%
International Growth Opportunities	0.16%
Emerging Markets Equity	0.35%
Asia Growth	0.16%
32

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

CORE International Equity	$114	$356	$617	$1,363

International Equity	$120	$375	$649	$1,432

European Equity	$155	$480	$829	$1,813

Japanese Equity	$167	$517	$892	$1,944

International Growth Opportunities	$151	$468	$808	$1,768

Emerging Markets Equity	$187	$579	$995	$2,159

Asia Growth	$195	$603	$1,037	$2,243

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

33

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	CORE International Equity

Goldman Sachs Asset Management International (“GSAMI”) Procession House 55 Ludgate Hill London, England EC4M 7JW	International Equity European Equity Japanese Equity International Growth Opportunities Emerging Markets Equity Asia Growth

GSAM and GSAMI are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSAMI, a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991, is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSAMI, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds

34

SERVICE PROVIDERS

■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates (as a percentage of each respective portfolio’s average daily net assets) listed below:

		Actual Rate
		For the Fiscal
		Year Ended
	Contractual Rate	August 31, 2001

GSAM:

CORE International Equity	0.85%	0.85%

GSAMI:

International Equity	1.00%	1.00%

European Equity	1.00%	1.00%

Japanese Equity	1.00%	1.00%

International Growth Opportunities	1.20%	1.20%

Emerging Markets Equity	1.20%	1.20%

Asia Growth	1.00%	1.00%

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its

35

acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 20-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

International Equity Portfolio Management Team

■	Global portfolio teams based in London, Singapore, Tokyo and New York. Local presence is a key to the Investment Adviser’s fundamental research capabilities

■	Team manages over $33.1 billion in international equities for retail, institutional and high net worth clients

■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the asset allocation, currency and risk management capabilities of GSAM

______________________________________________________________________________________________________________

London-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert G. Collins Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 2001	Mr. Collins joined the International Equity Management Team as Co-Head in 2001. From 1997 to 2001, Mr. Collins was a portfolio manager and Co-Chair of the Growth Equity Investment Committee. From 1991 to 1997, he was a portfolio manager at Liberty Investment Management, Inc.

David Dick Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Dick joined the Investment Adviser as a senior portfolio manager on the European Equity team in 1998. From 1990 to 1998, he was with Mercury Asset Management, where he was a portfolio manager for European equity and was head of Mercury’s European sector strategy.

Hywel George Executive Director	Senior Portfolio Manager— European Equity	Since 2000	Mr. George joined the Investment Adviser as Head of the UK Equity Portfolio Management in 1999 and is currently responsible for the European Equity portfolio construction process. From 1988 to 1999, he was a UK Equity Fund manager at Mercury Asset Management.

36

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Ferguson Executive Director	Senior Portfolio Manager— International Growth Opportunities	Since 2000	Mr. Ferguson joined the Investment Adviser as Co-Head of European Equity Research in March 1999 and joined the Specialist Team in November 2000. From October 1993 to February 1999, he was a research analyst/fund manager in the Continental Europe team at Schroder Investment Management.

Susan Noble Managing Director Co-Head of International Equity Management Team	Senior Portfolio Manager— International Equity	Since 1998	Ms. Noble joined the Investment Adviser as a senior portfolio manager and head of the European Equity Team in October 1997. From 1986 to 1997, she worked at Fleming Investment Management in London, where she most recently was Portfolio Management Director for the European equity investment strategy and process.

Robert Stewart Executive Director	Senior Portfolio Manager— International Equity	Since 1999	Mr. Stewart joined the Investment Adviser as a portfolio manager in 1996. He is a member of the European Equity Team. From 1996 to 1998, he was a portfolio manager in Japan where he managed Japanese Equity Institutional Portfolios. From 1989 to 1996, Mr. Stewart was a portfolio manager at CINMan where he managed international equities.

Gabriella Antici Executive Director	Senior Portfolio Manager— Emerging Markets Equity	Since 1998	Ms. Antici joined the Investment Adviser as a portfolio manager in 1997. From 1994 to 1997, she was a Vice President for HSBC Asset Management, where she was a portfolio manager for emerging markets and head of the Latin American Department.

Julian Abel Executive Director	Senior Portfolio Manager— European Equity	Since 1998	Mr. Abel joined the Investment Adviser as a portfolio manager in 1996. Prior to that he was a portfolio manager at CINMan managing US equities from 1992 to 1996, after managing UK equities from 1986 to 1992.

37

New York-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Mark M. Carhart Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Carhart joined the Investment Adviser as a member of the Quantitative Research and Risk Management team in 1997. From August 1995 to September 1997, he was Assistant Professor of Finance at the Marshall School of Business at USC and a Senior Fellow of the Wharton Financial Institutions Center.

Len Ioffe Vice President	Senior Portfolio Manager— CORE International Equity	Since 2001	Mr. Ioffe joined the Investment Adviser as an associate in 1995. He became a portfolio manager in 1996.

Raymond J. Iwanowski Managing Director	Portfolio Manager— CORE International Equity	Since 1998	Mr. Iwanowski joined the Investment Adviser as an associate and portfolio manager in 1997. From 1993 to 1997, he was a Vice President and head of the Fixed Derivatives Client Research group at Salomon Brothers.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE International Equity	Since 1997	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

38

SERVICE PROVIDERS

Singapore-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Siew-Hua Thio Vice President	Portfolio Manager— Asia Growth Emerging Markets Equity International Equity International Growth Opportunities	Since 1998 1998 1998 1998	Ms. Thio joined the Investment Adviser as a portfolio manager in 1998. From 1997 to 1998, she was Head of Research for Indosuez WI Carr in Singapore. From 1993 to 1997, she was a research analyst at the same firm.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

39

Tokyo-Based Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Toshiyuki Ejima Vice President	Portfolio Manager— Japanese Equity	Since 1999	Mr. Ejima joined the Investment Adviser as a portfolio manager in April 1999. Prior to that he was a portfolio manager at Daiichi Mutual Life from 1993 to 1999 where he managed Japanese equities.

Shigeka Kouda Vice President	Portfolio Manager— International Growth Opportunities Japanese Equity	Since 1998 2001	Mr. Kouda joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was at the Fixed Income Division of Goldman Sachs (Japan) Limited, where he was extensively involved in emerging markets trading as well as International Fixed Income institutional sales.

Shogo Maeda Managing Director	Senior Portfolio Manager— Japanese Equity International Equity International Growth Opportunities Asia Growth Emerging Markets Equity	Since 1994 1994 1998 2001 2001	Mr. Maeda joined the Investment Adviser as a portfolio manager in 1994. He became Chief Investment Officer for Pan-Asian Equities in 2001.

Miyako Shibamoto Vice President	Portfolio Manager— Japanese Equity	Since 1998	Ms. Shibamoto joined the Investment Adviser as a member of the Japanese Equity team in March 1998. From 1993 to 1998, she was a Vice President at Scudder Stevens and Clark (Japan).

40

SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

41

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

The Funds’ investments in foreign securities may be subject to foreign withholding taxes. Under certain circumstances, the Funds may elect to pass-through these taxes to you. If this election is made, a proportionate amount of such taxes will constitute a distribution to you, which would allow you either (1) to credit such proportionate amount of foreign taxes against your U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid annually by each Fund.

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed income or undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

42

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Funds?
You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds— (Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In order to make an initial investment in a Fund, you must furnish to the Fund or Goldman Sachs the Account Application attached to this Prospectus. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.

How Do I Purchase Shares Through A Financial Institution?

Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and

43

the order will be priced at the Fund’s NAV next determined after such acceptance.
■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds’ Institutional Shares. These payments may be in addition to other payments borne by the Funds.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to certain institutions and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Institutional Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

44

SHAREHOLDER GUIDE

What Is My Minimum Investment In The Funds?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of clients	$1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
■ Section 401(k), profit sharing, money purchase
    pension, tax-sheltered annuity, defined benefit
    pension, or other employee benefit plans that are
    sponsored by one or more employers (including
    governmental or church employers) or
employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees

■ Individual investors	$10,000,000
■ Qualified non-profit organizations, charitable trusts, foundations and endowments
■ Accounts over which GSAM or its advisory affiliates have investment discretion

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Modify or waive the minimum investment amounts.
■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of

45

  frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a   subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Institutional Shares is the Fund’s next determined NAV. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

46

SHAREHOLDER GUIDE

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Funds?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, each Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Mail your request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone redemption privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Funds as described under “How Do I Purchase Shares Through A Financial Institution?”

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm

47

that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any other institution assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

48

SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares if your account balance falls below $50 as a result of earlier redemptions. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Institutional Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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Can I Exchange My Investment From One Fund To Another?
You may exchange Institutional Shares of a Fund at NAV for Institutional Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be

50

SHAREHOLDER GUIDE

subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?
You will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-621-2550. You will also be provided with a printed confirmation for each transaction in your account and a monthly account statement. The Funds do not generally provide sub-accounting services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

52

TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

54

APPENDIX A

investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only
55

then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

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APPENDIX A

issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

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Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

58

APPENDIX A

and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social

59

unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

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APPENDIX A

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments,

61

domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

62

APPENDIX A

number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

63

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

64

APPENDIX A

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased

65

by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

66

APPENDIX A

■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

67

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities

68

APPENDIX A

convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.TM The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is
69

intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits,

70

APPENDIX A

bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Invest-

71

ment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

72

APPENDIX A

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

73

Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Funds’ financial statements, is included in the Funds’ annual reports (available upon request). The information for all periods prior to the period ended August 31, 2000, has been audited by the Funds’ previous independent accountants.

CORE INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment	Net realized
	beginning	income	and unrealized
	of period	(loss)	gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$11.32	$— [c]	$(2.35)
2001 - Class B Shares	11.22	(0.04)[c]	(2.34)
2001 - Class C Shares	11.23	(0.04)[c]	(2.34)
2001 - Institutional Shares	11.48	0.07 [c]	(2.39)
2001 - Service Shares	11.36	0.02 [c]	(2.36)

2000 - Class A Shares	10.87	0.02 [c]	0.74
2000 - Class B Shares	10.81	(0.04)[c]	0.73
2000 - Class C Shares	10.82	(0.03)[c]	0.72
2000 - Institutional Shares	11.00	0.09 [c]	0.75
2000 - Service Shares	10.93	0.05 [c]	0.73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	9.98	0.05	0.84
1999 - Class B Shares	9.95	0.01	0.85
1999 - Class C Shares	9.96	0.01	0.85
1999 - Institutional Shares	10.06	0.09	0.85
1999 - Service Shares	10.02	0.01	0.90

For the Year Ended January 31,
1999 - Class A Shares	9.22	(0.01)	0.79
1999 - Class B Shares	9.21	—	0.74
1999 - Class C Shares	9.22	—	0.74
1999 - Institutional Shares	9.24	0.05	0.80
1999 - Service Shares	9.23	—	0.81

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	—	(0.78)
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.02)	(0.77)
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	(0.76)
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.02	(0.76)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	(0.78)

See page 101 for all footnotes.

74

APPENDIX B

	Distributions to
	shareholders

						Net
						assets	Ratio of net
Total from	From net			Net asset		at end of	expenses to
investment	investment	From net	Total	value, end	Total	period	average
operations	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(2.35)	$(0.04)	$(0.55)	$(0.59)	$8.38	(21.50)%	$108,955	1.66%
(2.38)	—	(0.55)	(0.55)	8.29	(21.93)	8,575	2.16
(2.38)	—	(0.55)	(0.55)	8.30	(21.91)	5,114	2.16
(2.32)	(0.11)	(0.55)	(0.66)	8.50	(21.02)	291,596	1.01
(2.34)	(0.06)	(0.55)	(0.61)	8.41	(21.37)	21	1.51

0.76	(0.05)	(0.26)	(0.31)	11.32	6.92	147,409	1.66
0.69	(0.02)	(0.26)	(0.28)	11.22	6.36	12,032	2.16
0.69	(0.02)	(0.26)	(0.28)	11.23	6.34	6,887	2.16
0.84	(0.10)	(0.26)	(0.36)	11.48	7.62	308,074	1.01
0.78	(0.09)	(0.26)	(0.35)	11.36	7.05	27	1.51

0.89	—	—	—	10.87	8.92	114,502	1.66	[b]
0.86	—	—	—	10.81	8.64	9,171	2.16	[b]
0.86	—	—	—	10.82	8.63	4,913	2.16	[b]
0.94	—	—	—	11.00	9.34	271,212	1.01	[b]
0.91	—	—	—	10.93	9.08	8	1.51	[b]

0.78	(0.02)	—	(0.02)	9.98	8.37	110,338	1.63
0.74	—	—	—	9.95	8.03	7,401	2.08
0.74	—	—	—	9.96	8.03	3,742	2.08
0.85	(0.03)	—	(0.03)	10.06	9.20	280,731	1.01
0.81	(0.02)	—	(0.02)	10.02	8.74	22	1.50

(0.78)	—	—	—	9.22	(7.66)	7,087	1.50	[b]
(0.79)	—	—	—	9.21	(7.90)	2,721	2.00	[b]
(0.78)	—	—	—	9.22	(7.80)	1,608	2.00	[b]
(0.74)	(0.02)	—	(0.02)	9.24	(7.45)	17,719	1.00	[b]
(0.77)	—	—	—	9.23	(7.70)	1	1.50	[b]

75

CORE INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	—%	1.77%		(0.11)%	93%
2001 - Class B Shares	(0.47)	2.27		(0.58)	93
2001 - Class C Shares	(0.44)	2.27		(0.55)	93
2001 - Institutional Shares	0.70	1.12		0.59	93
2001 - Service Shares	0.21	1.62		0.10	93

2000 - Class A Shares	0.14	1.75		0.05	92
2000 - Class B Shares	(0.36)	2.25		(0.45)	92
2000 - Class C Shares	(0.34)	2.25		(0.43)	92
2000 - Institutional Shares	0.78	1.10		0.69	92
2000 - Service Shares	0.33	1.60		0.24	92

For the Seven-month Period Ended August 31,
1999 - Class A Shares	0.78 [b]	1.76	[b]	0.68 [b]	65
1999 - Class B Shares	0.26 [b]	2.26	[b]	0.16 [b]	65
1999 - Class C Shares	0.23 [b]	2.26	[b]	0.13 [b]	65
1999 - Institutional Shares	1.43 [b]	1.11	[b]	1.33 [b]	65
1999 - Service Shares	0.07 [b]	1.61	[b]	(0.03)[b]	65

For the Year Ended January 31,
1999 - Class A Shares	(0.11)	1.94		(0.42)	195
1999 - Class B Shares	(0.03)	2.39		(0.34)	195
1999 - Class C Shares	(0.04)	2.39		(0.35)	195
1999 - Institutional Shares	0.84	1.32		0.53	195
1999 - Service Shares	0.02	1.81		(0.29)	195

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.27)[b]	4.87	[b]	(3.90)[b]	25
1998 - Class B Shares (commenced August 15, 1997)	(0.72)[b]	5.12	[b]	(3.84)[b]	25
1998 - Class C Shares (commenced August 15, 1997)	(0.73)[b]	5.12	[b]	(3.85)[b]	25
1998 - Institutional Shares (commenced August 15, 1997)	0.59 [b]	4.12	[b]	(2.53)[b]	25
1998 - Service Shares (commenced August 15, 1997)	0.26 [b]	4.62	[b]	(2.86)[b]	25

76

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77

INTERNATIONAL EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.59	$(0.02)[c]	$(5.80)	$(5.82)
2001 - Class B Shares	23.14	(0.12)[c]	(5.66)	(5.78)
2001 - Class C Shares	22.89	(0.11)[c]	(5.60)	(5.71)
2001 - Institutional Shares	24.06	0.11 [c]	(5.95)	(5.84)
2001 - Service Shares	23.65	0.02 [c]	(5.83)	(5.81)

2000 - Class A Shares	23.12	(0.03)[c]	3.41	3.38
2000 - Class B Shares	22.73	(0.16)[c]	3.38	3.22
2000 - Class C Shares	22.54	(0.14)[c]	3.35	3.21
2000 - Institutional Shares	23.49	0.14 [c]	3.46	3.60
2000 - Service Shares	23.14	(0.01)[c]	3.45	3.44

For the Seven Months Ended August 31,
1999 - Class A Shares	21.92	0.04	1.16	1.20
1999 - Class B Shares	21.63	(0.02)	1.12	1.10
1999 - Class C Shares	21.45	(0.03)	1.12	1.09
1999 - Institutional Shares	22.20	0.12 [c]	1.17 [c]	1.29
1999 - Service Shares	21.93	0.06	1.15	1.21

For the Years Ended January 31,
1999 - Class A Shares	19.85	(0.06)	3.24	3.18
1999 - Class B Shares	19.70	(0.17)	3.21	3.04
1999 - Class C Shares	19.56	(0.15)	3.15	3.00
1999 - Institutional Shares	19.97	0.03	3.31	3.34
1999 - Service Shares	19.84	(0.04)	3.24	3.20

1998 - Class A Shares	19.32	0.03	2.04	2.07
1998 - Class B Shares	19.24	(0.08)	2.02	1.94
1998 - Class C Shares (commenced August 15, 1997)	22.60	(0.04)	(1.38)	(1.42)
1998 - Institutional Shares	19.40	0.10	2.11	2.21
1998 - Service Shares	19.34	0.02	2.06	2.08

1997 - Class A Shares	17.20	0.10	2.23	2.33
1997 - Class B Shares (commenced May 1, 1996)	18.91	(0.06)	0.60	0.54
1997 - Institutional Shares (commenced February 7, 1996)	17.45	0.04	2.15	2.19
1997 - Service Shares (commenced March 6, 1996)	17.70	(0.02)	1.87	1.85

See page 101 for all footnotes.

78

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(2.13)	$(2.13)	$15.64	(26.49)%	$1,068,155	1.79%

—	—	(2.13)	(2.13)	15.23	(26.86)	49,019	2.29

—	—	(2.13)	(2.13)	15.05	(26.85)	17,665	2.29

—	—	(2.13)	(2.13)	16.09	(26.03)	292,298	1.14

—	—	(2.13)	(2.13)	15.71	(26.41)	5,621	1.64

(0.10)	(0.24)	(2.57)	(2.91)	23.59	14.68	1,343,869	1.79
(0.07)	(0.17)	(2.57)	(2.81)	23.14	14.20	80,274	2.29
(0.09)	(0.20)	(2.57)	(2.86)	22.89	14.28	22,031	2.29
(0.14)	(0.32)	(2.57)	(3.03)	24.06	15.45	325,161	1.14
(0.11)	(0.25)	(2.57)	(2.93)	23.65	15.00	3,789	1.64

—	—	—	—	23.12	5.47	943,473	1.79	[b]
—	—	—	—	22.73	5.09	68,691	2.29	[b]
—	—	—	—	22.54	5.08	11,241	2.29	[b]
—	—	—	—	23.49	5.81	180,564	1.14	[b]
—	—	—	—	23.14	5.52	3,852	1.64	[b]

—	—	(1.11)	(1.11)	21.92	16.39	947,973	1.73
—	—	(1.11)	(1.11)	21.63	15.80	69,231	2.24
—	—	(1.11)	(1.11)	21.45	15.70	11,619	2.24
—	—	(1.11)	(1.11)	22.20	17.09	111,315	1.13
—	—	(1.11)	(1.11)	21.93	16.49	3,568	1.63

—	(0.30)	(1.24)	(1.54)	19.85	11.12	697,590	1.67
—	(0.25)	(1.23)	(1.48)	19.70	10.51	55,324	2.20
—	(0.38)	(1.24)	(1.62)	19.56	(5.92)	3,369	2.27	[b]
(0.07)	(0.33)	(1.24)	(1.64)	19.97	11.82	56,263	1.08
—	(0.35)	(1.23)	(1.58)	19.84	11.25	3,035	1.55

—	—	(0.21)	(0.21)	19.32	13.48	536,283	1.69
—	—	(0.21)	(0.21)	19.24	2.83	19,198	2.23	[b]
(0.03)	—	(0.21)	(0.24)	19.40	12.53	68,374	1.10	[b]
—	—	(0.21)	(0.21)	19.34	10.42	674	1.60	[b]

79

INTERNATIONAL EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss) to	expenses to		income (loss)	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,

2001 - Class A Shares	(0.10)%	1.83%		(0.14)%	63%

2001 - Class B Shares	(0.64)	2.33		(0.68)	63

2001 - Class C Shares	(0.62)	2.33		(0.66)	63

2001 - Institutional Shares	0.57	1.18		0.53	63

2001 - Service Shares	0.12	1.68		0.08	63

2000 - Class A Shares	(0.12)	1.84		(0.17)	80
2000 - Class B Shares	(0.65)	2.34		(0.70)	80
2000 - Class C Shares	(0.59)	2.34		(0.64)	80
2000 - Institutional Shares	0.54	1.19		0.49	80
2000 - Service Shares	(0.02)	1.69		(0.07)	80

For the Seven Months Ended August 31,
1999 - Class A Shares	0.31 [b]	1.84	[b]	0.26 [b]	61
1999 - Class B Shares	(0.19)[b]	2.34	[b]	(0.24)[b]	61
1999 - Class C Shares	(0.26)[b]	2.34	[b]	(0.31)[b]	61
1999 - Institutional Shares	0.89 [b]	1.19	[b]	0.84 [b]	61
1999 - Service Shares	0.47 [b]	1.69	[b]	0.42 [b]	61

For the Years Ended January 31,
1999 - Class A Shares	(0.28)	1.82		(0.37)	114
1999 - Class B Shares	(0.79)	2.32		(0.87)	114
1999 - Class C Shares	(0.98)	2.32		(1.06)	114
1999 - Institutional Shares	0.23	1.21		0.15	114
1999 - Service Shares	(0.18)	1.71		(0.26)	114

1998 - Class A Shares	(0.27)	1.80		(0.40)	41
1998 - Class B Shares	(0.90)	2.30		(1.00)	41
1998 - Class C Shares (commenced August 15, 1997)	(1.43)[b]	2.37	[b]	(1.53)[b]	41
1998 - Institutional Shares	0.30	1.18		0.20	41
1998 - Service Shares	(0.36)	1.65		(0.46)	41

1997 - Class A Shares	(0.07)	1.88		(0.26)	38
1997 - Class B Shares (commenced May 1, 1996)	(0.97)[b]	2.38	[b]	(1.12)[b]	38
1997 - Institutional Shares (commenced February 7, 1996)	0.43 [b]	1.25	[b]	0.28 [b]	38
1997 - Service Shares (commenced March 6, 1996)	(0.40)[b]	1.75	[b]	(0.55)[b]	38

80

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81

EUROPEAN EQUITY FUND

		Income (loss) from
		investment operations

	Net asset	Net
	value,	investment		Net realized
	beginning	income		and unrealized
	of period	(loss)		gain (loss)

For the Years Ended August 31,
2001 - Class A Shares	$13.82	$(0.02	) [c]	$(2.93)
2001 - Class B Shares	13.69	(0.07)[c]		(2.89)
2001 - Class C Shares	13.72	(0.07)[c]		(2.91)
2001 - Institutional Shares	14.00	0.08	[c]	(3.00)
2001 - Service Shares	13.86	0.02	[c]	(2.94)

2000 - Class A Shares	11.75	—	[c]	2.78
2000 - Class B Shares	11.71	(0.04)[c]		2.73
2000 - Class C Shares	11.72	(0.04)[c]		2.75
2000 - Institutional Shares	11.82	0.10	[c]	2.79
2000 - Service Shares	11.76	0.01	[c]	2.80

For the Seven Months Ended August 31,
1999 - Class A Shares	12.20	0.05		(0.50)
1999 - Class B Shares	12.19	0.03		(0.51)
1999 - Class C Shares	12.20	0.04		(0.52)
1999 - Institutional Shares	12.23	0.18		(0.59)
1999 - Service Shares	12.20	0.08		(0.52)

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	10.00	(0.03)		2.23
1999 - Class B Shares (commenced October 1, 1998)	10.00	(0.02)		2.21
1999 - Class C Shares (commenced October 1, 1998)	10.00	(0.01)		2.21
1999 - Institutional Shares (commenced October 1, 1998)	10.00	(0.01)		2.24
1999 - Service Shares (commenced October 1, 1998)	10.00	(0.03)		2.23

See page 101 for all footnotes.

82

APPENDIX B

	Distributions to shareholders

Total		In excess					Net assets
from	From net	of			Net asset		at end of	Ratio of
investment	investment	investment	From net	Total	value, end	Total	period	net expenses to
operations	income	income	realized gains	distributions	of period	return[a]	(in 000s)	average net assets

$(2.95)	$—	$—	$(1.56)	$(1.56)	$9.31	(23.47)%	$90,347	1.79%
(2.96)	—	—	(1.56)	(1.56)	9.17	(23.80)	2,727	2.29
(2.98)	—	—	(1.56)	(1.56)	9.18	(23.89)	1,195	2.29
(2.92)	—	(0.06)	(1.56)	(1.62)	9.46	(22.94)	10,713	1.14
(2.92)	—	—	(1.56)	(1.56)	9.38	(23.16)	2	1.64

2.78	—	—	(0.71)	(0.71)	13.82	24.04	139,966	1.79
2.69	—	—	(0.71)	(0.71)	13.69	23.32	4,538	2.29
2.71	—	—	(0.71)	(0.71)	13.72	23.48	1,482	2.29
2.89	—	—	(0.71)	(0.71)	14.00	24.85	14,630	1.14
2.81	—	—	(0.71)	(0.71)	13.86	24.28	2	1.64

(0.45)	—	—	—	—	11.75	(3.69)	74,862	1.79	[b]
(0.48)	—	—	—	—	11.71	(3.94)	879	2.29	[b]
(0.48)	—	—	—	—	11.72	(3.93)	388	2.29	[b]
(0.41)	—	—	—	—	11.82	(3.35)	5,965	1.14	[b]
(0.44)	—	—	—	—	11.76	(3.61)	2	1.64	[b]

2.20	—	—	—	—	12.20	22.00	61,151	1.79	[b]
2.19	—	—	—	—	12.19	21.90	432	2.29	[b]
2.20	—	—	—	—	12.20	22.00	587	2.29	[b]
2.23	—	—	—	—	12.23	22.30	12,740	1.14	[b]
2.20	—	—	—	—	12.20	22.00	2	1.64	[b]

83

EUROPEAN EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment			net investment
	income (loss)	Ratio of		income (loss)
	to	expenses		to	Portfolio
	average net	to average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.16)%	2.17%		(0.54)%	110%
2001 - Class B Shares	(0.63)	2.67		(1.01)	110
2001 - Class C Shares	(0.64)	2.67		(1.02)	110
2001 - Institutional Shares	0.71	1.52		0.33	110
2001 - Service Shares	0.14	2.02		(0.24)	110

2000 - Class A Shares	0.02	2.17		(0.36)	98
2000 - Class B Shares	(0.27)	2.67		(0.65)	98
2000 - Class C Shares	(0.26)	2.67		(0.64)	98
2000 - Institutional Shares	0.70	1.52		0.32	98
2000 - Service Shares	0.09	2.02		(0.29)	98

For the Seven Months Ended August 31,
1999 - Class A Shares	0.80 [b]	2.29	[b]	0.30 [b]	55
1999 - Class B Shares	0.43 [b]	2.79	[b]	(0.07)[b]	55
1999 - Class C Shares	0.42 [b]	2.79	[b]	(0.08)[b]	55
1999 - Institutional Shares	1.53 [b]	1.64	[b]	1.03 [b]	55
1999 - Service Shares	1.10 [b]	2.14	[b]	0.60 [b]	55

For the Period Ended January 31,
1999 - Class A Shares (commenced October 1, 1998)	(1.19)[b]	2.80	[b]	(2.20)[b]	71
1999 - Class B Shares (commenced October 1, 1998)	(1.78)[b]	3.30	[b]	(2.79)[b]	71
1999 - Class C Shares (commenced October 1, 1998)	(1.83)[b]	3.30	[b]	(2.84)[b]	71
1999 - Institutional Shares (commenced October 1, 1998)	(0.33)[b]	2.15	[b]	(1.34)[b]	71
1999 - Service Shares (commenced October 1, 1998)	(0.69)[b]	2.65	[b]	(1.70)[b]	71

84

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85

JAPANESE EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$15.77	$(0.14)[c]	$(5.80)	$(5.94)
2001 - Class B Shares	15.63	(0.20)[c]	(5.73)	(5.93)
2001 - Class C Shares	15.58	(0.19)[c]	(5.71)	(5.90)
2001 - Institutional Shares	15.96	(0.08)[c]	(5.87)	(5.95)
2001 - Service Shares	15.83	(0.11)[c]	(5.83)	(5.94)

2000 - Class A Shares	16.24	(0.20)[c]	1.67	1.47
2000 - Class B Shares	16.14	(0.28)[c]	1.68	1.40
2000 - Class C Shares	16.16	(0.28)[c]	1.64	1.36
2000 - Institutional Shares	16.36	(0.09)[c]	1.67	1.58
2000 - Service Shares	16.22	(0.16)[c]	1.65	1.49

For the Seven Months Ended August 31,
1999 - Class A Shares	11.06	(0.06)	5.24	5.18
1999 - Class B Shares	11.03	(0.09)	5.20	5.11
1999 - Class C Shares	11.04	(0.08)	5.20	5.12
1999 - Institutional Shares	11.10	(0.03)	5.29	5.26
1999 - Service Shares	11.04	(0.06)	5.24	5.18

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.06)	1.12	1.06
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.08)	1.11	1.03
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.09)	1.13	1.04
1999 - Institutional Shares (commenced May 1, 1998)	10.00	(0.02)	1.13	1.11
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.05)	1.09	1.04

See page 101 for all footnotes.

86

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(1.01)	$(1.01)	$8.82	(39.60)%	$19,289	1.80%
—	—	(1.01)	(1.01)	8.69	(39.90)	2,281	2.30
—	—	(1.01)	(1.01)	8.67	(39.84)	2,242	2.30
—	—	(1.01)	(1.01)	9.00	(39.16)	2,285	1.15
—	—	(1.01)	(1.01)	8.88	(39.44)	2	1.65

—	(0.21)	(1.73)	(1.94)	15.77	8.47	69,741	1.74
—	(0.18)	(1.73)	(1.91)	15.63	8.12	5,783	2.24
—	(0.21)	(1.73)	(1.94)	15.58	7.82	4,248	2.24
—	(0.25)	(1.73)	(1.98)	15.96	9.14	27,768	1.09
—	(0.15)	(1.73)	(1.88)	15.83	8.65	3	1.59

—	—	—	—	16.24	46.84	34,279	1.70	[b]
—	—	—	—	16.14	46.33	4,219	2.20	[b]
—	—	—	—	16.16	46.41	3,584	2.20	[b]
—	—	—	—	16.36	47.40	22,709	1.05	[b]
—	—	—	—	16.22	46.92	3	1.55	[b]

—	—	—	—	11.06	10.60	8,391	1.64	[b]
—	—	—	—	11.03	10.30	1,427	2.15	[b]
—	—	—	—	11.04	10.40	284	2.15	[b]
(0.01)	—	—	(0.01)	11.10	11.06	11,418	1.03	[b]
—	—	—	—	11.04	10.43	2	1.53	[b]

87

JAPANESE EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	loss to	expenses to		loss to	Portfolio
	average net	average		average net	turnover
	assets	net assets		assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.19)%	2.29%		(1.68)%	75%
2001 - Class B Shares	(1.67)	2.79		(2.16)	75
2001 - Class C Shares	(1.65)	2.79		(2.14)	75
2001 - Institutional Shares	(0.64)	1.64		(1.13)	75
2001 - Service Shares	(0.94)	2.14		(1.43)	75

2000 - Class A Shares	(1.20)	2.10		(1.56)	61
2000 - Class B Shares	(1.67)	2.60		(2.03)	61
2000 - Class C Shares	(1.66)	2.60		(2.02)	61
2000 - Institutional Shares	(0.53)	1.45		(0.89)	61
2000 - Service Shares	(0.94)	1.95		(1.30)	61

For the Seven Months Ended August 31,
1999 - Class A Shares	(1.17)[b]	2.62	[b]	(2.09)[b]	45
1999 - Class B Shares	(1.57)[b]	3.12	[b]	(2.49)[b]	45
1999 - Class C Shares	(1.81)[b]	3.12	[b]	(2.73)[b]	45
1999 - Institutional Shares	(0.37)[b]	1.97	[b]	(1.29)[b]	45
1999 - Service Shares	(0.74)[b]	2.47	[b]	(1.66)[b]	45

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.20)[b]	4.18	[b]	(3.74)[b]	53
1999 - Class B Shares (commenced May 1, 1998)	(1.76)[b]	4.69	[b]	(4.30)[b]	53
1999 - Class C Shares (commenced May 1, 1998)	(1.69)[b]	4.69	[b]	(4.23)[b]	53
1999 - Institutional Shares (commenced May 1, 1998)	(0.36)[b]	3.57	[b]	(2.90)[b]	53
1999 - Service Shares (commenced May 1, 1998)	(0.68)[b]	4.07	[b]	(3.22)[b]	53

88

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89

INTERNATIONAL GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$16.12	$(0.12)[c]	$(5.21)	$(5.33)
2001 - Class B Shares	15.98	(0.18)[c]	(5.16)	(5.34)
2001 - Class C Shares	15.97	(0.17)[c]	(5.16)	(5.33)
2001 - Institutional Shares	16.37	(0.05)[c]	(5.31)	(5.36)
2001 - Service Shares	16.16	(0.10)[c]	(5.23)	(5.33)

2000 - Class A Shares	13.24	(0.12)[c]	3.52	3.40
2000 - Class B Shares	13.19	(0.18)[c]	3.49	3.31
2000 - Class C Shares	13.19	(0.19)[c]	3.49	3.30
2000 - Institutional Shares	13.35	(0.03)[c]	3.57	3.54
2000 - Service Shares	13.24	(0.10)[c]	3.54	3.44

For the Seven-month Period Ended August 31,
1999 - Class A Shares	10.62	(0.03)	2.65	2.62
1999 - Class B Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Class C Shares	10.61	(0.08)[c]	2.66	2.58
1999 - Institutional Shares	10.66	—	2.69	2.69
1999 - Service Shares	10.61	(0.02)	2.65	2.63

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	10.00	(0.04)	0.66	0.62
1999 - Class B Shares (commenced May 1, 1998)	10.00	(0.10)	0.71	0.61
1999 - Class C Shares (commenced May 1, 1998)	10.00	(0.06)	0.67	0.61
1999 - Institutional Shares (commenced May 1, 1998)	10.00	—	0.67	0.67
1999 - Service Shares (commenced May 1, 1998)	10.00	(0.02)	0.63	0.61

See page 101 for all footnotes.

90

APPENDIX B

Distributions to shareholders
						Ratio of
In excess					Net assets	net
of net			Net asset		at end of	expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(0.98)	$(0.98)	$9.81	(34.26)%	$161,849	2.05%
—	(0.98)	(0.98)	9.66	(34.64)	1,709	2.55
—	(0.98)	(0.98)	9.66	(34.60)	1,826	2.55
—	(0.98)	(0.98)	10.03	(33.90)	82,850	1.40
—	(0.98)	(0.98)	9.85	(34.17)	8	1.90

—	(0.52)	(0.52)	16.12	26.26	327,697	2.05
—	(0.52)	(0.52)	15.98	25.66	2,827	2.55
—	(0.52)	(0.52)	15.97	25.58	3,672	2.55
—	(0.52)	(0.52)	16.37	27.12	187,075	1.40
—	(0.52)	(0.52)	16.16	26.57	3	1.90

—	—	—	13.24	24.67	69,458	2.05	[b]
—	—	—	13.19	24.32	303	2.55	[b]
—	—	—	13.19	24.32	419	2.55	[b]
—	—	—	13.35	25.24	65,772	1.40	[b]
—	—	—	13.24	24.79	2	1.90	[b]

—	—	—	10.62	6.20	33,002	2.02	[b]
—	—	—	10.61	6.10	213	2.51	[b]
—	—	—	10.61	6.10	175	2.51	[b]
(0.01)	—	(0.01)	10.66	6.67	36,992	1.40	[b]
—	—	—	10.61	6.10	2	1.90	[b]

91

INTERNATIONAL GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment	Ratio of		investment
	loss to	expenses to		loss	Portfolio
	average	average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(1.02)%	2.13%		(1.10)%	64%
2001 - Class B Shares	(1.51)	2.63		(1.59)	64
2001 - Class C Shares	(1.47)	2.63		(1.55)	64
2001 - Institutional Shares	(0.38)	1.48		(0.46)	64
2001 - Service Shares	(0.86)	1.98		(0.94)	64

2000 - Class A Shares	(0.79)	2.22		(0.96)	73
2000 - Class B Shares	(1.16)	2.72		(1.33)	73
2000 - Class C Shares	(1.23)	2.72		(1.40)	73
2000 - Institutional Shares	(0.19)	1.57		(0.36)	73
2000 - Service Shares	(0.63)	2.07		(0.80)	73

For the Seven-month Period Ended August 31,
1999 - Class A Shares	(0.68)[b]	2.42	[b]	(1.05)[b]	59
1999 - Class B Shares	(1.16)[b]	2.92	[b]	(1.53)[b]	59
1999 - Class C Shares	(1.21)[b]	2.92	[b]	(1.58)[b]	59
1999 - Institutional Shares	(0.05)[b]	1.77	[b]	(0.42)[b]	59
1999 - Service Shares	(0.35)[b]	2.27	[b]	(0.72)[b]	59

For the Period Ended January 31,
1999 - Class A Shares (commenced May 1, 1998)	(1.03)[b]	3.60	[b]	(2.61)[b]	96
1999 - Class B Shares (commenced May 1, 1998)	(1.30)[b]	4.09	[b]	(2.88)[b]	96
1999 - Class C Shares (commenced May 1, 1998)	(1.45)[b]	4.09	[b]	(3.03)[b]	96
1999 - Institutional Shares (commenced May 1, 1998)	(0.19)[b]	2.98	[b]	(1.77)[b]	96
1999 - Service Shares (commenced May 1, 1998)	(0.26)[b]	3.48	[b]	(1.84)[b]	96

92

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93

EMERGING MARKETS EQUITY FUND

		Income (loss) from
		investment operations

			Net
	Net asset	Net	realized	Total
	value,	investment	and	from
	beginning	income	unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$10.83	$0.01 [c]	$(3.27)	$(3.26)
2001 - Class B Shares	10.72	(0.02)[c]	(3.25)	(3.27)
2001 - Class C Shares	10.75	(0.03)[c]	(3.25)	(3.28)
2001 - Institutional Shares	11.02	0.05 [c]	(3.33)	(3.28)
2001 - Service Shares	10.63	0.08 [c]	(3.23)	(3.15)

2000 - Class A Shares	9.26	(0.05)[c]	1.62	1.57
2000 - Class B Shares	9.21	(0.11)[c]	1.62	1.51
2000 - Class C Shares	9.24	(0.10)[c]	1.61	1.51
2000 - Institutional Shares	9.37	0.01 [c]	1.64	1.65
2000 Service Shares	9.05	0.01 [c]	1.57	1.58

For the Seven Months Ended August 31,
1999 - Class A Shares	7.04	(0.01)	2.23	2.22
1999 - Class B Shares	7.03	(0.03)	2.21	2.18
1999 - Class C Shares	7.05	(0.03)	2.22	2.19
1999 - Institutional Shares	7.09	0.02	2.26	2.28
1999 - Service Shares	6.87	0.01	2.17	2.18

For the Year Ended January 31,
1999 - Class A Shares	9.69	0.04	(2.40)	(2.36)
1999 - Class B Shares	9.69	0.03	(2.41)	(2.38)
1999 - Class C Shares	9.70	0.01	(2.39)	(2.38)
1999 - Institutional Shares	9.70	0.06	(2.36)	(2.30)
1999 - Service Shares	9.69	(0.13)	(2.41)	(2.28)

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class B Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)
1998 - Class C Shares (commenced December 15, 1997)	10.00	—	(0.30)	(0.30)
1998 - Institutional Shares (commenced December 15, 1997)	10.00	0.01	(0.31)	(0.30)
1998 - Service Shares (commenced December 15, 1997)	10.00	—	(0.31)	(0.31)

See page 101 for all footnotes.

94

APPENDIX B

Distributions to shareholders

						Net
	In excess	From				assets	Ratio of
From net	of net	net		Net asset		at end of	net expenses
investment	investment	realized	Total	value, end	Total	period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(0.36)	$(0.36)	$7.21	(30.55)%	$33,827	2.24%
—	—	(0.36)	(0.36)	7.09	(30.97)	1,498	2.74
—	—	(0.36)	(0.36)	7.11	(30.98)	656	2.74
—	—	(0.36)	(0.36)	7.38	(30.20)	74,483	1.59
—	—	(0.36)	(0.36)	7.12	(30.08)	8	1.55

—	—	—	—	10.83	16.95	64,279	2.11
—	—	—	—	10.72	16.40	2,187	2.61
—	—	—	—	10.75	16.34	1,304	2.61
—	—	—	—	11.02	17.61	145,774	1.46
—	—	—	—	10.63	17.46	2	1.96

—	—	—	—	9.26	31.53	65,698	2.04	[b]
—	—	—	—	9.21	31.01	972	2.54	[b]
—	—	—	—	9.24	31.06	1,095	2.54	[b]
—	—	—	—	9.37	32.16	108,574	1.39	[b]
—	—	—	—	9.05	31.73	2	1.89	[b]

(0.07)	(0.22)	—	(0.29)	7.04	(24.32)	52,704	2.09
(0.07)	(0.21)	—	(0.28)	7.03	(24.51)	459	2.59
(0.07)	(0.20)	—	(0.27)	7.05	(24.43)	273	2.59
(0.08)	(0.23)	—	(0.31)	7.09	(23.66)	90,189	1.35
(0.07)	(0.21)	—	(0.28)	6.87	(26.17)	1	1.85

—	—	—	—	9.69	(3.10)	17,681	1.90	[b]
—	—	—	—	9.69	(3.10)	64	2.41	[b]
—	—	—	—	9.70	(3.00)	73	2.48	[b]
—	—	—	—	9.70	(3.00)	19,120	1.30	[b]
—	—	—	—	9.69	(3.10)	2	2.72	[b]

95

EMERGING MARKETS EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.11%	2.49%		(0.14)%	139%
2001 - Class B Shares	(0.29)	2.99		(0.54)	139
2001 - Class C Shares	(0.41)	2.99		(0.66)	139
2001 - Institutional Shares	0.63	1.84		0.38	139
2001 - Service Shares	0.97	2.34		0.18	139

2000 - Class A Shares	(0.49)	2.30		(0.68)	125
2000 - Class B Shares	(1.00)	2.80		(1.19)	125
2000 - Class C Shares	(0.96)	2.80		(1.15)	125
2000 - Institutional Shares	0.13	1.65		(0.06)	125
2000 - Service Shares	0.14	2.15		(0.05)	125

For the Seven Months Ended August 31,
1999 - Class A Shares	(0.15)[b]	2.41	[b]	(0.52)[b]	63
1999 - Class B Shares	(0.71)[b]	2.91	[b]	(1.08)[b]	63
1999 - Class C Shares	(0.85)[b]	2.91	[b]	(1.22)[b]	63
1999 - Institutional Shares	0.50 [b]	1.76	[b]	0.13 [b]	63
1999 - Service Shares	0.12 [b]	2.26	[b]	(0.25)[b]	63

For the Year Ended January 31,
1999 - Class A Shares	0.80	2.53		0.36	154
1999 - Class B Shares	0.19	3.03		(0.25)	154
1999 - Class C Shares	0.28	3.03		(0.16)	154
1999 - Institutional Shares	1.59	1.79		1.15	154
1999 - Service Shares	(1.84)	2.29		(2.28)	154

For the Period Ended January 31,
1998 - Class A Shares (commenced December 15, 1997)	0.55 [b]	5.88	[b]	(3.43)[b]	3
1998 - Class B Shares (commenced December 15, 1997)	0.05 [b]	6.39	[b]	(3.93)[b]	3
1998 - Class C Shares (commenced December 15, 1997)	(0.27)[b]	6.46	[b]	(4.25)[b]	3
1998 - Institutional Shares (commenced December 15, 1997)	0.80 [b]	5.28	[b]	(3.18)[b]	3
1998 - Service Shares (commenced December 15, 1997)	(0.05)[b]	6.70	[b]	(4.03)[b]	3

96

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97

ASIA GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$11.16	$0.04 [c]	$(3.13)	$(3.09)
2001 - Class B Shares	10.91	— [c]	(3.04)	(3.04)
2001 - Class C Shares	10.88	(0.01)[c]	(3.02)	(3.03)
2001 - Institutional Shares	11.41	0.13 [c]	(3.22)	(3.09)

2000 - Class A Shares	11.07	(0.05)[c]	0.14	0.09
2000 - Class B Shares	10.88	(0.11)[c]	0.14	0.03
2000 - Class C Shares	10.85	(0.11)[c]	0.14	0.03
2000 - Institutional Shares	11.24	0.01 [c]	0.16	0.17

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	7.79	(0.02)	3.30	3.28
1999 - Class B Shares	7.68	(0.04)	3.24	3.20
1999 - Class C Shares	7.68	(0.04)	3.21	3.17
1999 - Institutional Shares	7.91	0.01	3.36	3.37

For the Years Ended January 31,
1999 - Class A Shares	8.38	0.07	(0.66)	(0.59)
1999 - Class B Shares	8.31	0.01	(0.64)	(0.63)
1999 - Class C Shares	8.29	—	(0.61)	(0.61)
1999 - Institutional Shares	8.44	0.03	(0.56)	(0.53)

1998 - Class A Shares	16.31	—	(7.90)	(7.90)
1998 - Class B Shares	16.24	0.01	(7.91)	(7.90)
1998 - Class C Shares (commenced August 15, 1997)	15.73	0.01	(7.42)	(7.41)
1998 - Institutional Shares	16.33	0.10	(7.96)	(7.86)

1997 - Class A Shares	16.49	0.06	(0.11)	(0.05)
1997 - Class B Shares (commenced May 1, 1996)	17.31	(0.05)	(0.48)	(0.53)
1997 - Institutional Shares (commenced February 2, 1996)	16.61	0.04	(0.11)	(0.07)

See page 101 for all footnotes.

98

APPENDIX B

Distributions to shareholders

						Net	Ratio of
	In excess	From				assets	net
From net	of net	net		Net asset		at end	expenses
investment	investment	realized	Total	value, end	Total	of period	to average
income	income	gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$—	$—	$8.07	(27.53)%	$33,854	1.85%
—	—	—	—	7.87	(27.80)	3,645	2.35
—	—	—	—	7.85	(27.78)	1,010	2.35
—	—	—	—	8.32	(26.93)	3,055	1.20

—	—	—	—	11.16	0.72	86,458	1.85
—	—	—	—	10.91	0.18	6,849	2.35
—	—	—	—	10.88	0.18	2,265	2.35
—	—	—	—	11.41	1.42	5,236	1.20

—	—	—	—	11.07	42.11	84,269	1.85	[b]
—	—	—	—	10.88	41.67	7,258	2.35	[b]
—	—	—	—	10.85	41.28	2,281	2.35	[b]
—	(0.04)	—	(0.04)	11.24	42.61	12,363	1.20	[b]

—	—	—	—	7.79	(7.04)	59,940	1.93
—	—	—	—	7.68	(7.58)	4,190	2.45
—	—	—	—	7.68	(7.36)	999	2.45
—	—	—	—	7.91	(6.28)	4,200	1.16

—	(0.03)	—	(0.03)	8.38	(48.49)	87,437	1.75
—	(0.03)	—	(0.03)	8.31	(48.70)	3,359	2.30
—	(0.03)	—	(0.03)	8.29	(47.17)	436	2.35	[b]
(0.03)	—	—	(0.03)	8.44	(48.19)	874	1.11

(0.12)	—	(0.01)	(0.13)	16.31	(1.01)	263,014	1.67
(0.51)	(0.03)	—	(0.54)	16.24	(6.02)	3,354	2.21	[b]
(0.11)	(0.06)	(0.04)	(0.21)	16.33	(1.09)	13,322	1.10	[b]

99

ASIA GROWTH FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of			Ratio of
	net			net
	investment			investment
	income	Ratio of		income
	(loss)	expenses		(loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.41%	2.57%		(0.31)%	314%
2001 - Class B Shares	(0.04)	3.07		(0.76)	314
2001 - Class C Shares	(0.07)	3.07		(0.79)	314
2001 - Institutional Shares	1.41	1.92		0.69	314

2000 - Class A Shares	(0.39)	2.30		(0.84)	207
2000 - Class B Shares	(0.91)	2.80		(1.36)	207
2000 - Class C Shares	(0.91)	2.80		(1.36)	207
2000 - Institutional Shares	0.12	1.65		(0.33)	207

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.38)[b]	2.27	[b]	(0.80)[b]	97
1999 - Class B Shares	(0.90)[b]	2.77	[b]	(1.32)[b]	97
1999 - Class C Shares	(0.89)[b]	2.77	[b]	(1.31)[b]	97
1999 - Institutional Shares	(0.14)[b]	1.62	[b]	(0.28)[b]	97

For the Years Ended January 31,
1999 - Class A Shares	0.63	2.48		0.08	106
1999 - Class B Shares	0.10	2.97		(0.42)	106
1999 - Class C Shares	0.10	2.97		(0.42)	106
1999 - Institutional Shares	1.10	1.68		0.58	106

1998 - Class A Shares	0.31	1.99		0.07	105
1998 - Class B Shares	(0.29)	2.50		(0.49)	105
1998 - Class C Shares (commenced August 15, 1997)	(0.26)[b]	2.55	[b]	(0.46)[b]	105
1998 - Institutional Shares	0.87	1.31		0.67	105

1997 - Class A Shares	0.20	1.87		—	48
1997 - Class B Shares (commenced May 1, 1996)	(0.56)[b]	2.37	[b]	(0.72)[b]	48
1997 - Institutional Shares (commenced February 2, 1996)	0.54 [b]	1.26	[b]	0.38 [b]	48

100

APPENDIX B

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.
c	Calculated based on the average shares outstanding methodology.

101

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Index

1 General Investment Management Approach

3 Fund Investment Objectives and Strategies
3	Goldman Sachs CORE International Equity Fund
4	Goldman Sachs International Equity Fund
5	Goldman Sachs European Equity Fund
6	Goldman Sachs Japanese Equity Fund
8	Goldman Sachs International Growth Opportunities Fund
9	Goldman Sachs Emerging Markets Equity Fund
11	Goldman Sachs Asia Growth Fund

14 Other Investment Practices and Securities

18 Principal Risks of the Funds

21 Fund Performance

30 Fund Fees and Expenses

34 Service Providers

42 Dividends

43 Shareholder Guide
43	How To Buy Shares
47	How To Sell Shares

52 Taxation

54 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

74 Appendix B Financial Highlights

International Equity Funds
Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

EQINTLPROINS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Class A, B and C Shares

December 28, 2001

 GOLDMAN SACHS DOMESTIC EQUITY FUNDS

■	Goldman Sachs Balanced Fund

■	Goldman Sachs Growth and Income Fund

■	Goldman Sachs CORESM Large Cap Value Fund

■	Goldman Sachs CORESM U.S. Equity Fund

■	Goldman Sachs CORESM Large Cap Growth Fund

■	Goldman Sachs CORESM Small Cap Equity Fund

■	Goldman Sachs Capital Growth Fund

■	Goldman Sachs Strategic Growth Fund

■	Goldman Sachs Growth Opportunities Fund

■	Goldman Sachs Mid Cap Value Fund

■	Goldman Sachs Small Cap Value Fund

■	Goldman Sachs Large Cap Value Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the “Investment Adviser.”

VALUE STYLE FUNDS

Goldman Sachs’ Value Investment Philosophy:
Through intensive, hands-on research our portfolio team seeks to identify:

1.	Well-positioned businesses that have:

■	Attractive returns on capital.
■	Sustainable earnings and cash flow.
■	Strong company management focused on long-term returns to shareholders.

2.	Attractive valuation opportunities where:

■	The intrinsic value of the business is not reflected in the stock price.

Business quality, conservative valuation, and thoughtful portfolio construction are the key elements of our value approach.

GROWTH STYLE FUNDS

Goldman Sachs’ Growth Investment Philosophy:

1.	Invest as if buying the company/business, not simply trading its stock:

■	Understand the business, management, products and competition.
■	Perform intensive, hands-on fundamental research.
■	Seek businesses with strategic competitive advantages.
■	Over the long-term, expect each company’s stock price ultimately to track the growth in the value of the business.

2.	Buy high-quality growth businesses that possess strong business franchises, favorable long-term prospects and excellent management.

3.	Purchase superior long-term growth companies at a favorable price—seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

Growth companies have earnings expectations that exceed those of the stock market as a whole.

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection
The CORE Funds use the Goldman Sachs’ proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in each Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Research (What do fundamental analysts think about the company and its prospects?)
■	Value (How is the company priced relative to fundamental accounting measures?)
■	Momentum (What are medium-term price trends? How has the price responded to new information?)
■	Profitability (What is the company’s margin on sales? How efficient are its operations?)
■	Earnings Quality (Were earnings derived from sustainable (cash-based) sources?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

GENERAL INVESTMENT MANAGEMENT APPROACH

II. CORE Portfolio Construction

A proprietary risk model, which is intended to identify and measure risk as accurately as possible, includes all the above factors used in the return model to select stocks, as well as several other factors associated with risk but not return. In this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark, and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund’s benchmark.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

Fund Investment Objectives
and Strategies

Goldman Sachs Balanced Fund

FUND FACTS

Objective:	Long-term growth of capital and current income

Benchmarks:	S&P 500® Index and Lehman Brothers Aggregate Bond Index

Investment Focus:	Large-cap U.S. equity investments and fixed-income securities

Investment Style:	Asset Allocation, with growth and value (blend) equity components

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through equity investments. The Fund seeks to provide current income through investment in fixed-income securities (bonds).

PRINCIPAL INVESTMENT STRATEGIES

Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund’s intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund’s assets invested in fixed-income securities.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Although the Fund’s equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its Total Assets in foreign equity investments, including issuers in countries with emerging markets or economies (“emerging countries”) and equity investments quoted in foreign currencies. A portion of the Fund’s portfolio of equity investments may be selected primarily to provide current income (including interests in real estate investment trusts (“REITs”), convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

Fixed Income Securities. The Fund invests at least 25% of its Total Assets in fixed-income senior securities. The remainder of the Fund’s assets are invested in other fixed-income securities and cash.

The Fund’s fixed-income securities primarily include:

■	Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
■	Securities issued by corporations, banks and other issuers
■	Mortgage-backed and asset-backed securities

The Fund may also invest up to 10% of its Total Assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.

Goldman Sachs
Growth and Income Fund

FUND FACTS

Objective:	Long-term growth of capital and growth of income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments with an emphasis on undervalued stocks

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and growth of income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may also invest up to 35% of its Total Assets in fixed-income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Value Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	Russell 1000® Value Index

Investment Focus:	Diversified portfolio of equity investments in large-cap U.S. issuers selling at low to modest valuations

Investment Style:	Quantitative, applied to large-cap value stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
CORE U.S. Equity Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Growth Fund

FUND FACTS

Objective:	Long-term growth of capital; dividend income is a secondary consideration

Benchmark:	Russell 1000® Growth Index

Investment Focus:	Large-cap, growth-oriented U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Growth Index is currently between $206.7 million and $365.5 billion.

The Investment Adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

Goldman Sachs
CORE Small Cap Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Index

Investment Focus:	Equity investments in small-cap U.S. companies

Investment Style:	Quantitative, applied to small-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in U.S. issuers which are included in the Russell 2000® Index at the time of investment.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Index is currently between $3.7 million and $2.4 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Index. The Fund seeks a portfolio consisting of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Capital Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that offer long-term capital appreciation potential

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs
Strategic Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that are considered to be strategically positioned for consistent long-term growth

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth Opportunities Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P Midcap 400 Index

Investment Focus:	U.S. equity investments that offer long-term capital appreciation potential with a primary focus on mid-cap companies

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Goldman Sachs
Mid Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Russell Midcap® Value Index

Investment Focus:	Mid-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently between $250 million and $15 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Small Cap Value Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Value Index

Investment Focus:	Small-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Value Index is currently between $12 million and $3 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs
Large Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Russell 1000® Value Index

Investment Focus:	Large-cap U.S. equity investments that are believed to be undervalued

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities quoted in foreign currencies.

Other. The Fund may invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

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Other Investment Practices

and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these tech-niques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual/ semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities
lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and
strategies of the Fund		Growth	CORE	CORE
— Not permitted	Balanced	and Income	Large Cap	U.S. Equity
	Fund	Fund	Value Fund	Fund

Investment Practices
Borrowings	33 1/3	33 1/3	33 1/3	33 1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps*	15	—	—	—
Cross Hedging of Currencies	•	•	•	•
Custodial Receipts	•	•	•	•
Equity Swaps*	15	15	15	15
Foreign Currency Transactions**	•[1]	•	•	•
Futures Contracts and Options on Futures Contracts	•	•	•[2]	•[3]
Interest Rate Caps, Floors and Collars	•	—	—	—
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10	10	10	10
Loan Participations	•	—	—	—
Mortgage Dollar Rolls	•	—	—	—
Options on Foreign Currencies[4]	•	•	•	•
Options on Securities and Securities Indices[5]	•	•	•	•
Repurchase Agreements	•	•	•	•
Reverse Repurchase Agreements (for investment purposes)	•	—	—	—
Securities Lending	33 1/3	33 1/3	33 1/3	33 1/3
Short Sales Against the Box	25	25	—	—
Unseasoned Companies	•	•	•	•
Warrants and Stock Purchase Rights	•	•	•	•
When-Issued Securities and Forward Commitments	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

**	Limited by the amount the Fund invests in foreign securities.

[1]	The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
[2]	The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity Funds may enter into futures transactions only with respect to a representative index.

[3]	The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

[4]	The Funds may purchase and sell call and put options.
[5]	The Funds may sell covered call and put options and purchase call and put options.

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
15	15	15	15	15	15	15	15
•	•	•	•	•	•	•	•
•2	•2	•	•	•	•	•	•
—	—	—	—	—	—	—	—
10	10	10	10	10	10	10	10
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	25	25	25	25	25	25
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•

10 Percent of Total Assets (excluding securities
lending collateral) (italic type)
10 Percent of Net Assets (including borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and		Growth	CORE	CORE
strategies of the Fund	Balanced	and Income	Large Cap	U.S. Equity
— Not permitted	Fund	Fund	Value Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•	•[6]	•[6]
Asset-Backed and Mortgage-Backed Securities[7]	•	•	—	—
Bank Obligations[7]	•	•	•	•
Convertible Securities[8]	•	•	•	•
Corporate Debt Obligations[7]	•	•	•[9]	•[9]
Equity Investments	45-65	65+	80+	90+
Emerging Country Securities	10 [10]	25[10]	—	—
Fixed Income Securities[11]	35-45 [12]	35	20[9]	10 [9]
Foreign Securities	10 [10]	25[10]	•[15]	•[15]
Foreign Government Securities[7]	•	—	—	—
Municipal Securities	•	—	—	—
Non-Investment Grade Fixed Income Securities	10 [16]	10[17]	—	—
Real Estate Investment Trusts	•	•	•	•
Stripped Mortgage Backed Securities[7]	•	—	—	—
Structured Securities*	•	•	•	•
Temporary Investments	100	100	35	35
U.S. Government Securities[7]	•	•	•	•
Yield Curve Options and Inverse Floating Rate Securities	•	—	—	—

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[6]	The CORE Funds may not invest in European Depositary Receipts.
[7]	Limited by the amount the Fund invests in fixed-income securities.
[8]	Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor’s Service, Inc. (“Moody’s”). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
[9]	Cash equivalents only.

[10]	The Balanced, Growth and Income, Capital Growth, Strategic Growth and Growth Opportunities Funds may invest in the aggregate up to 10%, 25%, 10%, 10% and 10%, respectively, of their Total Assets in foreign securities, including emerging country securities. The Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 25% of their Net Assets in foreign securities including emerging country securities.

[11]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s).

[12]	The Balanced Fund invests at least 25% of its Total Assets in fixed-income senior securities; the remainder may be invested in other fixed-income securities and cash.

[13]	The Mid Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap Value Index at the time of investment; and (2) fixed-income securities.

[14]	The Small Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment; and (2) fixed-income securities.

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

•[6]	•[6]	•	•	•	•	•	•
—	—	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•[9]	•[9]	•	•	•	•	•	•
80+	80+	90+	90+	90+	80+	80+	80+
—	—	10 [10]	10[10]	10[10]	25[10]	25[10]	—
20[9]	20[9]	•	•	•	20 [13]	20[14]	20
•[15]	•[15]	10 [10]	10[10]	10[10]	25[10]	25[10]	25
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	10 [17]	10[17]	10[17]	10 [18]	20[17]	10[17]
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
35	35	100	100	100	100	100	100
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—

[15]	Equity securities of foreign issuers must be traded in the United States.

[16]	Must be at least BB or B by Standard & Poor’s or Ba or B by Moody’s at the time of investment.

[17]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

[18]	Must be B or higher by Standard & Poor’s or B or higher by Moody’s at the time of investment.

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

			CORE		CORE	CORE
		Growth	Large	CORE	Large	Small
• Applicable		and	Cap	U.S.	Cap	Cap
— Not applicable	Balanced	Income	Value	Equity	Growth	Equity
	Fund	Fund	Fund	Fund	Fund	Fund

Credit/ Default	•	•	•	•	•	•
Foreign	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•
Small Cap	—	—	—	—	—	•
Stock	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•
Management	•	•	•	•	•	•
Market	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•
Initial Public Offering (“IPO”)	—	—	—	—	—	—

PRINCIPAL RISKS OF THE FUNDS

			Mid	Small	Large
Capital	Strategic	Growth	Cap	Cap	Cap
Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund

•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	—	—	•	•	—
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	•	—	•	•	•

All Funds:

■	Credit/ Default Risk— The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Foreign Risk— The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Emerging Countries Risk— The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Derivatives Risk— The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Interest Rate Risk— The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk— The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk— The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market

PRINCIPAL RISKS OF THE FUNDS

conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

Specific Funds:

■	Small Cap Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk— The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Class A Shares from year to year; and (b) how the average annual total returns of a Fund’s Class A, B and C Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The average annual total return calculation reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge (“CDSC”) for Class B Shares (5% maximum declining to 0% after six years), and the assumed CDSC for Class C Shares (1% if redeemed within 12 months of purchase). The bar chart does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.

FUND PERFORMANCE

Balanced Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -8.90%. Best Quarter* Q2 ’97 +9.92% Worst Quarter* Q3 ’98 -8.71%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 10/12/94)
Including Sales Charges	-6.07%	8.32%	10.77%
S&P 500® Index**	-9.08%	18.30%	20.34%
Lehman Brothers Aggregate Bond Index***	11.59%	6.45%	8.11%

Class B (Inception 5/1/96)
Including CDSC	-6.23%	N/A	8.24%
S&P 500® Index**	-9.08%	N/A	18.02%
Lehman Brothers Aggregate Bond Index***	11.59%	N/A	7.46%

Class C (Inception 8/15/97)
Including CDSC	-2.25%	N/A	3.24%
S&P 500® Index**	-9.08%	N/A	12.60%
Lehman Brothers Aggregate Bond Index***	11.59%	N/A	10.46%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

***	The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any deduction for fees or expenses.

Growth and Income Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -17.50%. Best Quarter* Q2 ’97 +15.18% Worst Quarter* Q3 ’98 -16.97%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 2/5/93)
Including Sales Charges	-11.50%	7.36%	10.32%
S&P 500® Index**	-9.08%	18.30%	17.00%

Class B (Inception 5/1/96)
Including CDSC	-11.70%	N/A	6.47%
S&P 500® Index**	-9.08%	N/A	18.02%

Class C (Inception 8/15/97)
Including CDSC	-8.01%	N/A	-2.64%
S&P 500® Index**	-9.08%	N/A	12.60%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

FUND PERFORMANCE

CORE Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -11.61%. Best Quarter* Q2 ’99 +10.41% Worst Quarter* Q3 ’99 -8.52%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 12/31/98)
Including Sales Charges	-1.49%	3.54%
Russell 1000® Value Index**	7.00%	7.17%

Class B (Inception 12/31/98)
Including CDSC	-1.73%	4.16%
Russell 1000® Value Index**	7.00%	7.17%

Class C (Inception 12/31/98)
Including CDSC	2.42%	5.71%
Russell 1000® Value Index**	7.00%	7.17%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

CORE U.S. Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -19.40%. Best Quarter* Q4 ’98 +21.44% Worst Quarter* Q3 ’98 -14.69%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 5/24/91)
Including Sales Charges	-14.86%	15.17%	13.71%
S&P 500® Index**	-9.08%	18.30%	16.47%

Class B (Inception 5/1/96)
Including CDSC	-15.05%	N/A	14.72%
S&P 500® Index**	-9.08%	N/A	18.02%

Class C (Inception 8/15/97)
Including CDSC	-11.49%	N/A	9.80%
S&P 500® Index**	-9.08%	N/A	12.60%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

FUND PERFORMANCE

CORE Large Cap Growth Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -30.76%. Best Quarter* Q4 ’98 +25.47% Worst Quarter* Q4 ’00 -21.81%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 5/1/97)
Including Sales Charges	-26.69%	16.90%
Russell 1000® Growth Index**	-22.37%	16.34%

Class B (Inception 5/1/97)
Including CDSC	-26.84%	13.61%
Russell 1000® Growth Index**	-22.37%	16.34%

Class C (Inception 8/15/97)
Including CDSC	-23.76%	10.07%
Russell 1000® Growth Index**	-22.37%	12.34%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Growth Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

CORE Small Cap Equity Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -14.80%. Best Quarter* Q4 ’99 +15.26% Worst Quarter* Q3 ’98 -24.34%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 8/15/97)
Including Sales Charges	-2.89%	4.23%
Russell 2000® Index**	-3.02%	6.11%

Class B (Inception 8/15/97)
Including CDSC	-3.12%	4.31%
Russell 2000® Index**	-3.02%	6.11%

Class C (Inception 8/15/97)
Including CDSC	0.94%	5.28%
Russell 2000® Index**	-3.02%	6.11%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index figures do not reflect any deduction for fees or expenses.

FUND PERFORMANCE

Capital Growth Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -23.02%. Best Quarter* Q4 ’98 +24.31% Worst Quarter* Q3 ’98 -11.44%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	10 Years	Since Inception

Class A (Inception 4/20/90)
Including Sales Charges	-12.74%	19.50%	18.87%	16.92%
S&P 500® Index**	-9.08%	18.30%	17.44%	16.33%

Class B (Inception 5/1/96)
Including CDSC	-12.96%	N/A	N/A	19.30%
S&P 500® Index**	-9.08%	N/A	N/A	18.02%

Class C (Inception 8/15/97)
Including CDSC	-9.27%	N/A	N/A	15.72%
S&P 500® Index**	-9.08%	N/A	N/A	12.60%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

Strategic Growth Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -24.75%. Best Quarter* Q1 ’00 +1.33% Worst Quarter* Q4 ’00 -7.94%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 5/24/99)
Including Sales Charges	-12.54%	3.09%
S&P 500® Index**	-9.08%	0.31%

Class B (Inception 5/24/99)
Including CDSC	-12.66%	3.57%
S&P 500® Index**	-9.08%	0.31%

Class C (Inception 5/24/99)
Including CDSC	-9.07%	6.05%
S&P 500® Index**	-9.08%	0.31%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

FUND PERFORMANCE

Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -15.51%. Best Quarter* Q1 ’00 +16.35% Worst Quarter* Q4 ’00 +0.68%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 5/24/99)
Including Sales Charges	18.94%	45.79%
S&P Midcap 400 Index**	17.45%	17.84%

Class B (Inception 5/24/99)
Including CDSC	19.69%	48.45%
S&P Midcap 400 Index**	17.45%	17.84%

Class C (Inception 5/24/99)
Including CDSC	24.01%	49.92%
S&P Midcap 400 Index**	17.45%	17.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P Midcap 400 Index is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

Mid Cap Value Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -1.06%. Best Quarter* Q2 ’99 +21.13% Worst Quarter* Q3 ’98 -20.87%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 8/15/97)
Including Sales Charges	24.41%	5.21%
Russell Midcap® Value Index**	19.13%	10.01%

Class B (Inception 8/15/97)
Including CDSC	25.76%	5.31%
Russell Midcap® Value Index**	19.13%	10.01%

Class C (Inception 8/15/97)
Including CDSC	29.58%	6.26%
Russell Midcap® Value Index**	19.13%	10.01%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

FUND PERFORMANCE

Small Cap Value Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was +3.19%. Best Quarter* Q2 ’99 +30.13% Worst Quarter* Q3 ’98 -32.23%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Class A (Inception 10/22/92)
Including Sales Charges	24.81%	10.00%	10.37%
Russell 2000® Value Index**	22.74%	12.59%	14.98%

Class B (Inception 5/1/96)
Including CDSC	25.93%	N/A	7.18%
Russell 2000® Value Index**	22.74%	N/A	11.86%

Class C (Inception 8/15/97)
Including CDSC	29.89%	N/A	3.57%
Russell 2000® Value Index**	22.74%	N/A	6.86%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2001 was -12.14%. Best Quarter* Q3 ’00 +8.56% Worst Quarter* Q2 ’00 -2.02%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Class A (Inception 12/15/99)
Including Sales Charges	4.13%	3.94%
Russell 1000® Value Index**	7.00%	8.63%

Class B (Inception 12/15/99)
Including CDSC	4.26%	4.92%
Russell 1000® Value Index**	7.00%	8.63%

Class C (Inception 12/15/99)
Including CDSC	8.28%	8.74%
Russell 1000® Value Index**	7.00%	8.63%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A, Class B, or Class C Shares of a Fund.

	Balanced Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.44%		0.44%		0.44%

Total Fund Operating Expenses*	1.34%		2.09%		2.09%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Invest-ment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Balanced Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current expense limitations)	1.15%	1.90%	1.90%

Fund Fees and Expenses continued

	Growth and Income Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.26%		0.26%		0.26%

Total Fund Operating Expenses*	1.21%		1.96%		1.96%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Invest-ment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Growth and Income Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.24%	0.24%	0.24%

Total Fund Operating Expenses (after current expense limitations)	1.19%	1.94%	1.94%

FUND FEES AND EXPENSES

	CORE Large Cap Value Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.60%		0.60%		0.60%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.32%		0.32%		0.32%

Total Fund Operating Expenses*	1.17%		1.92%		1.92%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE Large Cap Value Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current expense limitations)	1.10%	1.85%	1.85%

Fund Fees and Expenses continued

	CORE U.S. Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees[7]	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.23%		0.23%		0.23%

Total Fund Operating Expenses*	1.23%		1.98%		1.98%

See page 51 for all other footnotes.

*	As a result of current waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE U.S. Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees[7]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.14%	1.89%	1.89%

FUND FEES AND EXPENSES

	CORE Large Cap Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees[7]	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.24%		0.24%		0.24%

Total Fund Operating Expenses*	1.24%		1.99%		1.99%

See page 51 for all other footnotes.

*	As a result of current waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE Large Cap Growth Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees[7]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.21%	0.21%	0.21%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.16%	1.91%	1.91%

Fund Fees and Expenses continued

	CORE Small Cap Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.85%		0.85%		0.85%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.49%		0.49%		0.49%

Total Fund Operating Expenses*	1.59%		2.34%		2.34%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Invest-ment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	CORE Small Cap Equity Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.23%	0.23%	0.23%

Total Fund Operating Expenses (after current expense limitations)	1.33%	2.08%	2.08%

FUND FEES AND EXPENSES

	Capital Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.21%		0.21%		0.21%

Total Fund Operating Expenses*	1.46%		2.21%		2.21%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Capital Growth Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current expense limitations)	1.44%	2.19%	2.19%

Fund Fees and Expenses continued

	Strategic Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.42%		0.42%		0.42%

Total Fund Operating Expenses*	1.67%		2.42%		2.42%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Strategic Growth Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current expense limitations)	1.44%	2.19%	2.19%

FUND FEES AND EXPENSES

	Growth Opportunities Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.29%		0.29%		0.29%

Total Fund Operating Expenses*	1.54%		2.29%		2.29%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Growth Opportunities Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.29%	0.29%	0.29%

Total Fund Operating Expenses (after current expense limitations)	1.54%	2.29%	2.29%

Fund Fees and Expenses continued

	Mid Cap Value Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.32%		0.32%		0.32%

Total Fund Operating Expenses*	1.32%		2.07%		2.07%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Mid Cap Value Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.29%	0.29%	0.29%

Total Fund Operating Expenses (after current expense limitations)	1.29%	2.04%	2.04%

FUND FEES AND EXPENSES

	Small Cap Value Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.35%		0.35%		0.35%

Total Fund Operating Expenses*	1.60%		2.35%		2.35%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Small Cap Value Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current expense limitations)	1.50%	2.25%	2.25%

Fund Fees and Expenses continued

	Large Cap Value Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[8]	0.83%		0.83%		0.83%

Total Fund Operating Expenses*	1.83%		2.58%		2.58%

See page 51 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Large Cap Value Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[8]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current expense limitations)	1.25%	2.00%	2.00%

FUND FEES AND EXPENSES

[1]	The maximum sales charge is a percentage of the offering price. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.
[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[4]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[5]	A transaction fee of $7.50 may be charged for redemption proceeds paid by wire.
[6]	The Funds’ annual operating expenses are based on actual expenses.
[7]	The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.05%, respectively, of such Funds’ average daily net assets. As a result of fee waivers, the current management fees of the CORE U.S. Equity Fund and CORE Large Cap Growth Fund are 0.70% and 0.70%, respectively, of such Fund’s average daily net assets. The waivers may be terminated at any time at the option of the Investment Adviser.

[8]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of each Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

Balanced	0.06%
Growth and Income	0.05%
CORE Large Cap Value	0.06%
CORE U.S. Equity	0.00%
CORE Large Cap Growth	0.02%
CORE Small Cap Equity	0.04%
Capital Growth	0.00%
Strategic Growth	0.00%
Growth Opportunities	0.11%
Mid Cap Value	0.10%
Small Cap Value	0.06%
Large Cap Value	0.06%

Fund Fees and Expenses continued

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

Balanced
Class A Shares	$679	$951	$1,244	$2,074
Class B Shares
– Assuming complete redemption at end of period	$712	$955	$1,324	$2,229
– Assuming no redemption	$212	$655	$1,124	$2,229
Class C Shares
– Assuming complete redemption at end of period	$312	$655	$1,124	$2,421
– Assuming no redemption	$212	$655	$1,124	$2,421

Growth and Income
Class A Shares	$667	$913	$1,178	$1,935
Class B Shares
– Assuming complete redemption at end of period	$699	$915	$1,257	$2,091
– Assuming no redemption	$199	$615	$1,057	$2,091
Class C Shares
– Assuming complete redemption at end of period	$299	$615	$1,057	$2,285
– Assuming no redemption	$199	$615	$1,057	$2,285

CORE Large Cap Value
Class A Shares	$663	$901	$1,158	$1,892
Class B Shares
– Assuming complete redemption at end of period	$695	$903	$1,237	$2,048
– Assuming no redemption	$195	$603	$1,037	$2,048
Class C Shares
– Assuming complete redemption at end of period	$295	$603	$1,037	$2,243
– Assuming no redemption	$195	$603	$1,037	$2,243

FUND FEES AND EXPENSES

	1	3	5	10
Fund	Year	Years	Years	Years

CORE U.S. Equity
Class A Shares	$668	$919	$1,188	$1,957
Class B Shares
– Assuming complete redemption at end of period	$701	$921	$1,268	$2,113
– Assuming no redemption	$201	$621	$1,068	$2,113
Class C Shares
– Assuming complete redemption at end of period	$301	$621	$1,068	$2,306
– Assuming no redemption	$201	$621	$1,068	$2,306

CORE Large Cap Growth
Class A Shares	$669	$922	$1,194	$1,967
Class B Shares
– Assuming complete redemption at end of period	$702	$924	$1,273	$2,123
– Assuming no redemption	$202	$624	$1,073	$2,123
Class C Shares
– Assuming complete redemption at end of period	$302	$624	$1,073	$2,317
– Assuming no redemption	$202	$624	$1,073	$2,317

CORE Small Cap Equity
Class A Shares	$703	$1,024	$1,368	$2,335
Class B Shares
– Assuming complete redemption at end of period	$737	$1,030	$1,450	$2,489
– Assuming no redemption	$237	$730	$1,250	$2,489
Class C Shares
– Assuming complete redemption at end of period	$337	$730	$1,250	$2,676
– Assuming no redemption	$237	$730	$1,250	$2,676

Capital Growth
Class A Shares	$690	$986	$1,304	$2,200
Class B Shares
– Assuming complete redemption at end of period	$724	$991	$1,385	$2,355
– Assuming no redemption	$224	$691	$1,185	$2,355
Class C Shares
– Assuming complete redemption at end of period	$324	$691	$1,185	$2,544
– Assuming no redemption	$224	$691	$1,185	$2,544

Strategic Growth
Class A Shares	$710	$1,048	$1,407	$2,417
Class B Shares
– Assuming complete redemption at end of period	$745	$1,055	$1,491	$2,571
– Assuming no redemption	$245	$755	$1,291	$2,571
Class C Shares
– Assuming complete redemption at end of period	$345	$755	$1,291	$2,756
– Assuming no redemption	$245	$755	$1,291	$2,756

Fund Fees and Expenses continued

	1	3	5	10
Fund	Year	Years	Years	Years

Growth Opportunities
Class A Shares	$698	$1,010	$1,343	$2,284
Class B Shares
– Assuming complete redemption at end of period	$732	$1,015	$1,425	$2,438
– Assuming no redemption	$232	$715	$1,225	$2,438
Class C Shares
– Assuming complete redemption at end of period	$332	$715	$1,225	$2,626
– Assuming no redemption	$232	$715	$1,225	$2,626

Mid Cap Value
Class A Shares	$677	$945	$1,234	$2,053
Class B Shares
– Assuming complete redemption at end of period	$710	$949	$1,314	$2,208
– Assuming no redemption	$210	$649	$1,114	$2,208
Class C Shares
– Assuming complete redemption at end of period	$310	$649	$1,114	$2,400
– Assuming no redemption	$210	$649	$1,114	$2,400

Small Cap Value
Class A Shares	$704	$1,027	$1,373	$2,346
Class B Shares
– Assuming complete redemption at end of period	$738	$1,033	$1,455	$2,499
– Assuming no redemption	$238	$733	$1,255	$2,499
Class C Shares
– Assuming complete redemption at end of period	$338	$733	$1,255	$2,686
– Assuming no redemption	$238	$733	$1,255	$2,686

Large Cap Value
Class A Shares	$726	$1,094	$1,486	$2,580
Class B Shares
– Assuming complete redemption at end of period	$761	$1,102	$1,570	$2,732
– Assuming no redemption	$261	$802	$1,370	$2,732
Class C Shares
– Assuming complete redemption at end of period	$361	$802	$1,370	$2,915
– Assuming no redemption	$261	$802	$1,370	$2,915

FUND FEES AND EXPENSES

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. Class B Shares convert to Class A Shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?”

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Balanced Growth and Income CORE Large Cap Value CORE Large Cap Growth CORE Small Cap Equity Strategic Growth Growth Opportunities Mid Cap Value Small Cap Value Large Cap Value

Goldman Sachs Funds Management, L.P. (“GSFM”) 32 Old Slip New York, New York 10005	CORE U.S. Equity Capital Growth

GSAM and GSFM are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSFM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

SERVICE PROVIDERS

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
		Year Ended
	Contractual Rate	August 31, 2001

GSAM:

Balanced	0.65%	0.65%

Growth and Income	0.70%	0.70%

CORE Large Cap Value	0.60%	0.60%

CORE Large Cap Growth	0.75%	0.70%

CORE Small Cap Equity	0.85%	0.85%

Strategic Growth	1.00%	1.00%

Growth Opportunities	1.00%	1.00%

Mid Cap Value	0.75%	0.75%

Small Cap Value	1.00%	1.00%

Large Cap Value	0.75%	0.75%

GSFM:

CORE U.S. Equity	0.75%	0.70%

Capital Growth	1.00%	1.00%

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 19-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

Value Team

■	Twelve portfolio managers/analysts with over 100 years of combined financial experience comprise the Investment Adviser’s value investment team
■	Multi-sector focus provides a balanced perspective and in-depth industry knowledge
■	Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

______________________________________________________________________________________________________________

Value Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Eileen A. Aptman Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 1996 1997	Ms. Aptman joined the Investment Adviser as a research analyst in 1993. She became a portfolio manager in 1996.

Andew Braun Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Braun joined the Investment Adviser as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001.

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Sally Pope Davis Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Ms. Davis joined the Investment Adviser as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.

Sean Gallagher Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Stephen L. Korn Associate	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Mr. Korn joined the Investment Adviser as a research analyst in June 1999. From January 1999 to June 1999, he was an equity research analyst at Gabelli & Company, Inc. From July 1995 to July 1998, he was a consultant at Andersen Consulting LLP in the Telecommunications Group.

Chip Otness Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2000 2000	Mr. Otness joined the Investment Adviser as a portfolio manager in 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

Lisa Parisi Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Ms. Parisi joined the Investment Adviser as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

Eileen Rominger Managing Director	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 1999 1999 1999 1999	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

______________________________________________________________________________________________________________

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE Large Cap Value CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity	Since 1998 1998 1998 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1991 1997 1997 1998	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1996 1997 1997 1998	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

Growth Investment Team

■	21-year consistent investment style applied through diverse and complete market cycles

■	More than $16 billion in equities currently under management

■	More than 300 client account relationships

■	A portfolio management and analytical team with more than 250 years combined investment experience

______________________________________________________________________________________________________________

Growth Investment Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Steven M. Barry Managing Director	Senior Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Kenneth T. Berents Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2000 2000 2000 2000	Mr. Berents joined the Investment Adviser as a portfolio manager in 2000. From 1992 to 1999, he was Director of Research and head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ehlers joined the Investment Adviser as a senior portfolio manager and Chief Investment Officer of the Growth team in 1997. From 1981 to 1997, he was the Chief Investment Officer and Chairman of Liberty and its predecessor firm, Eagle.

Gregory H. Ekizian Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ekizian joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar Vice President	Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Andrew F. Pyne Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2001 2001 2001 2001	Mr. Pyne joined the Investment Adviser as a product manager in 1997. He became a portfolio manager in August 2001. From 1992 to 1997, he was a product manager at Van Kampen Investments.

David G. Shell Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Ernest C. Segundo, Jr. Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Segundo joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Fixed-Income Portfolio Management Team

■	Fixed-income portfolio management is comprised of a deep team of sector specialists
■	The team strives to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation

■	The team manages approximately $57.6 billion in fixed-income assets for retail, institutional and high net worth clients

______________________________________________________________________________________________________________

Fixed-Income Portfolio Management Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Jonathan A. Beinner Chief Investment Officer, Fixed-Income Portfolio Management	Senior Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Beinner joined the Investment Adviser in 1990 as a portfolio manager.

James B. Clark Managing Director Co-Head U.S. Fixed-Income	Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to

SERVICE PROVIDERS

those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment company taxable income and distributions from net capital gains are declared and paid as follows:

Capital
	Investment	Gains
Fund	Income Dividends	Distributions

Balanced	Quarterly	Annually

Growth and Income	Quarterly	Annually

CORE Large Cap Value	Quarterly	Annually

CORE U.S. Equity	Annually	Annually

CORE Large Cap Growth	Annually	Annually

CORE Small Cap Equity	Annually	Annually

Capital Growth	Annually	Annually

Strategic Growth	Annually	Annually

Growth Opportunities	Annually	Annually

Mid Cap Value	Annually	Annually

Small Cap Value	Annually	Annually

Large Cap Value	Annually	Annually

DIVIDENDS

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ shares.

HOW TO BUY SHARES

How Can I Purchase Class A, Class B And Class C Shares Of The Funds?
You may purchase shares of the Funds through:

■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in a Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application attached to this Prospectus.

To Open an Account:

■	Complete the enclosed Account Application
■	Mail your payment and Account Application to:

         Your Authorized Dealer

–	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
–	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

         or

         Goldman Sachs Funds c/o National Financial Data Services, Inc.
         (“NFDS”), P.O. Box 219711, Kansas City, MO 64121-9711

–	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds – (Name of Fund and Class of Shares)
–	NFDS will not accept a check drawn on a foreign bank, a third-party check, cash, money orders, travelers cheques or credit card checks
–	Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (each Fund’s custodian). Please call the Funds at 1-800-526-7384 to get detailed instructions on how to wire your money.

SHAREHOLDER GUIDE

What Is My Minimum Investment In The Funds?

	Initial	Additional

Regular Accounts	$1,000	$50

Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and Education IRAs)	$250	$50

Uniform Gift to Minors Act Accounts/ Uniform Transfer to Minors Act Accounts	$250	$50

403(b) Plan Accounts	$200	$50

SIMPLE IRAs and Education IRAs	$50	$50

Automatic Investment Plan Accounts	$50	$50

What Alternative Sales Arrangements Are Available?
The Funds offer three classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate Across Funds	Class A	No limit

	Class B	$250,000

	Class C	$1,000,000

Initial Sales Charge	Class A	Applies to purchases of less than $1 million— varies by size of investment with a maximum of 5.5%

	Class B	None

	Class C	None

CDSC	Class A	1.00% on certain investments of $1 million or more if you sell within 18 months

	Class B	6 year declining CDSC with a maximum of 5%

	Class C	1% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class B	Class B Shares convert to Class A Shares after 8 years

	Class C	None

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined NAV and share class. Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each share class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form, less any applicable CDSC.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

SHAREHOLDER GUIDE

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?
The offering price of Class A Shares of each Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers are as follows:

			Maximum
			Dealer
		Sales Charge	Allowance as
	Sales Charge as	as Percentage	Percentage of
Amount of Purchase	Percentage of	of Net Amount	Offering
(including sales charge, if any)	Offering Price	Invested	Price*

Less than $50,000	5.50%	5.82%	5.00%
$50,000 up to (but less than) $100,000	4.75	4.99	4.00
$100,000 up to (but less than) $250,000	3.75	3.90	3.00
$250,000 up to (but less than) $500,000	2.75	2.83	2.25
$500,000 up to (but less than) $1 million	2.00	2.04	1.75
$1 million or more	0.00 **	0.00 **	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.

**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.

***	The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of 1% may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

What Else Do I Need To Know About Class A Shares’ CDSC?
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an equivalent class of an ILA Portfolio, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Funds may be sold at NAV without payment of any sales charge to the following individuals and entities:

■	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
■	Qualified retirement plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary or non-discretionary accounts;
■	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;
■	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Retirement Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or
■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
■	Have at the time of purchase aggregate assets of at least $2,000,000;

SHAREHOLDER GUIDE

■	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
■	Registered investment advisers investing for accounts for which they receive asset-based fees;
■	Accounts over which GSAM or its advisory affiliates have investment discretion;
■	Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;
■	Shareholders who roll over distributions from any tax-qualified retirement plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified retirement plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or
■	Other exemptions may be stated from time to time in the Additional Statement.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemp-tion. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

How Can The Sales Charge On Class A Shares Be Reduced?

■	Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.
■	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest in the aggregate $50,000 or more (not counting reinvestments of dividends and distributions) within a period of 13 months in Class A Shares of one or more Goldman Sachs Fund. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. If the investment commitment of the Statement of

Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS B SHARES

What Is The Offering Price Of Class B Shares?
You may purchase Class B Shares of the Funds at the next determined NAV without an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

CDSC as a
Percentage of
Dollar Amount
Year Since Purchase	Subject to CDSC

First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Dealers.

What Should I Know About The Automatic Conversion Of Class B Shares?
Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date.

If you acquire Class B Shares of a Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A

SHAREHOLDER GUIDE

Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of Class B Shares to Class A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of the Funds at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds; provided that in connection with purchases by Retirement Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Funds in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1% of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A,
B AND C SHARES

What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?

■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.

■	When counting the number of months since a purchase of Class B or Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Funds will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?
The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Retirement distributions or loans to participants or beneficiaries from Retirement Plans;
■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Retirement Plan;
■	Hardship withdrawals by a participant or beneficiary in a Retirement Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
■	The separation from service by a participant or beneficiary in a Retirement Plan;
■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
■	Excess contributions distributed from a Retirement Plan;
■	Distributions from a qualified Retirement Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; or
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A, B and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Funds reserve the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A, B Or C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
■	Class B Shares. If you plan to hold your investment for at least six years and would prefer not to pay an initial sales charge, you might consider purchasing

SHAREHOLDER GUIDE

Class B Shares. By not paying a front-end sales charge, your entire investment in Class B Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to Class B Shares. Individual purchases exceeding $250,000 will be rejected.

■	Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares (or Class B Shares after conversion to Class A Shares).

Although Class C Shares are subject to a CDSC for only 12 months, Class C Shares do not have the automatic eight year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Individual purchases exceeding $1,000,000 will be rejected.

    Note: Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

In addition to Class A, Class B and Class C Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

HOW TO SELL SHARES

How Can I Sell Class A, Class B And Class C Shares Of The Funds?

You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Each Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711

By Telephone:	If you have not declined the telephone redemption privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
■ You may redeem up to $50,000 of your shares within any 7 calendar day period
■ Proceeds which are sent directly to a Goldman Sachs brokerage account are not subject to the $50,000 limit

When Do I Need A Signature Guarantee To Redeem Shares?
A signature guarantee is required if:

■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust

SHAREHOLDER GUIDE

may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account) and exchanges of shares normally will be made only to an identically registered account.
■	Telephone redemptions will not be accepted during the 30-day period following any change in your address of record.
■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

■	A transaction fee of $7.50 may be charged for payments of redemption pro-ceeds by wire. Your bank may also charge wiring fees. You should contact your bank directly to learn whether it charges such fees.
■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

The Trust reserves the right to:

■	Redeem your shares if your account balance is less than $50 as a result of a redemption. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Funds will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional shares of the same class of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

SHAREHOLDER GUIDE

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?
You may redeem shares of a Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must hold the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A or B Shares—Class A Shares of the same Fund or any other Goldman Sachs Fund
■	Class C Shares—Class C Shares of the same Fund or any other Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Funds.
■	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Fund To Another?
You may exchange shares of a Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount you want to exchange
■ Obtain a signature guarantee (see details above)
■ Mail the request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery - Goldman Sachs Funds c/o NFDS 330 West 9th St. Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone exchange privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Funds may impose a charge in the future.
■	The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
■	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
■	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.

SHAREHOLDER GUIDE

■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs and NFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Telephone exchanges normally will be made only to an identically registered account. Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and accompanied by a signature guarantee.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?
You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. Forms for this option are available from Goldman Sachs, your Authorized Dealer or you may check the appropriate box on the Account Application.

Can My Dividends And Distributions From A Fund Be Invested In Other Funds?
You may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■	You may elect cross-reinvestment into an identically registered account or an account registered in a different name or with a different address, social security number or taxpayer identification number provided that the account has been properly established, appropriate signature guarantees obtained and the minimum initial investment has been satisfied.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:

■	You must hold $5,000 or more in the Fund which is paying the dividend or from which the exchange is being made.
■	You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment or continue to cross-reinvest or to make automatic exchanges until such minimum initial investment is met.
■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

SHAREHOLDER GUIDE

Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A, Class B or Class C Shares because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares.
■	You must have a minimum balance of $5,000 in a Fund.
■	Checks are mailed on or about the 25th day of each month.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types of Reports Will I Be Sent Regarding My Investment?
You will be provided with a printed confirmation of each transaction in your account and an individual quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Funds do not generally provide sub-accounting services.

What Should I Know When I Purchase Shares Through An Authorized Dealer?
Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A, B and C Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A, Class B and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of a Fund’s average daily net assets attributed to Class A, Class B and

SHAREHOLDER GUIDE

Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of each Fund’s average daily net assets attributed to Class A (applicable to Goldman Sachs International Equity Funds), Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

APPENDIX A

investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

APPENDIX A

issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

APPENDIX A

and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

APPENDIX A

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

APPENDIX A

number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

APPENDIX A

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

APPENDIX A

■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities

APPENDIX A

convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.™ The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

APPENDIX A

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities.

APPENDIX A

In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experience a loss. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

Yield Curve Options. Certain Funds may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they

APPENDIX A

represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

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Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Fund’s financial statements, is included in the Funds’ annual report (available upon request). The information for all periods prior to the period ended August 31, 2000 has been audited by the Funds’ previous independent accountants.

BALANCED FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$21.42	$0.54	[c]	$(2.62)	$(2.08)
2001 - Class B Shares	21.27	0.39	[c]	(2.60)	(2.21)
2001 - Class C Shares	21.25	0.39	[c]	(2.60)	(2.21)
2001 - Institutional Shares	21.46	0.62	[c]	(2.62)	(2.00)
2001 - Service Shares	21.41	0.55	[c]	(2.65)	(2.10)

2000 - Class A Shares	20.38	0.60	[c]	1.75	2.35
2000 - Class B Shares	20.26	0.45	[c]	1.73	2.18
2000 - Class C Shares	20.23	0.45	[c]	1.74	2.19
2000 - Institutional Shares	20.39	0.71	[c]	1.75	2.46
2000 - Service Shares	20.37	0.59	[c]	1.74	2.33

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	20.48	0.32		(0.19)	0.13
1999 - Class B Shares	20.37	0.22		(0.18)	0.04
1999 - Class C Shares	20.34	0.23		(0.19)	0.04
1999 - Institutional Shares	20.48	0.53		(0.35)	0.18
1999 - Service Shares	20.47	1.22		(1.14)	0.08

For The Years Ended January 31,
1999 - Class A Shares	20.29	0.58		0.20	0.78
1999 - Class B Shares	20.20	0.41		0.21	0.62
1999 - Class C Shares	20.17	0.41		0.21	0.62
1999 - Institutional Shares	20.29	0.64		0.20	0.84
1999 - Service Shares	20.28	0.53		0.21	0.74

1998 - Class A Shares	18.78	0.57		2.66	3.23
1998 - Class B Shares	18.73	0.50		2.57	3.07
1998 - Class C Shares (commenced August 15, 1997)	21.10	0.25		0.24	0.49
1998 - Institutional Shares (commenced August 15, 1997)	21.18	0.26		0.32	0.58
1998 - Service Shares (commenced August 15, 1997)	21.18	0.22		0.32	0.54

1997 - Class A Shares	17.31	0.66		2.47	3.13
1997 - Class B Shares (commenced May 1, 1996)	17.46	0.42		2.34	2.76

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.74)	$—	$(0.26)	$(1.00)	$18.34	(9.95)%	$109,350	1.15%
(0.59)	—	(0.26)	(0.85)	18.21	(10.62)	28,316	1.90
(0.59)	—	(0.26)	(0.85)	18.19	(10.63)	7,113	1.90
(0.82)	—	(0.26)	(1.08)	18.38	(9.56)	2,379	0.75
(0.70)	—	(0.26)	(0.96)	18.35	(10.06)	16	1.25

(0.50)	—	(0.81)	(1.31)	21.42	12.00	135,632	1.12
(0.36)	—	(0.81)	(1.17)	21.27	11.17	33,759	1.87
(0.36)	—	(0.81)	(1.17)	21.25	11.23	8,658	1.87
(0.58)	—	(0.81)	(1.39)	21.46	12.59	2,509	0.72
(0.48)	—	(0.81)	(1.29)	21.41	11.89	17	1.22

(0.23)	—	—	(0.23)	20.38	0.62	169,395	1.10	[b]
(0.15)	—	—	(0.15)	20.26	0.20	40,515	1.85	[b]
(0.15)	—	—	(0.15)	20.23	0.18	11,284	1.85	[b]
(0.27)	—	—	(0.27)	20.39	0.86	2,361	0.70	[b]
(0.18)	—	—	(0.18)	20.37	0.39	15	1.20	[b]

(0.59)	—	—	(0.59)	20.48	3.94	192,453	1.04
(0.45)	—	—	(0.45)	20.37	3.15	43,926	1.80
(0.45)	—	—	(0.45)	20.34	3.14	14,286	1.80
(0.65)	—	—	(0.65)	20.48	4.25	8,010	0.73
(0.55)	—	—	(0.55)	20.47	3.80	490	1.23

(0.56)	—	(1.16)	(1.72)	20.29	17.54	163,636	1.00
(0.42)	(0.02)	(1.16)	(1.60)	20.20	16.71	23,639	1.76
(0.22)	(0.04)	(1.16)	(1.42)	20.17	2.49	8,850	1.77	[b]
(0.23)	(0.08)	(1.16)	(1.47)	20.29	2.93	8,367	0.76	[b]
(0.22)	(0.06)	(1.16)	(1.44)	20.28	2.66	16	1.26	[b]

(0.66)	—	(1.00)	(1.66)	18.78	18.59	81,410	1.00
(0.42)	(0.07)	(1.00)	(1.49)	18.73	16.22	2,110	1.75	[b]

BALANCED FUND (continued)

			Ratios assuming
			no expense reductions

	Ratio of				Ratio of
	net				net
	investment		Ratio of		investment
	income		expenses		income		Portfolio
	to average		to average		to average		turnover
	net assets		net assets		net assets		rate[d]

For The Years Ended August 31,
2001 - Class A Shares	2.78%		1.34%		2.59%		187%
2001 - Class B Shares	2.03		2.09		1.84		187
2001 - Class C Shares	2.03		2.09		1.84		187
2001 - Institutional Shares	3.18		0.94		2.99		187
2001 - Service Shares	2.84		1.44		2.65		187

2000 - Class A Shares	2.94		1.29		2.77		154
2000 - Class B Shares	2.19		2.04		2.02		154
2000 - Class C Shares	2.19		2.04		2.02		154
2000 - Institutional Shares	3.46		0.89		3.29		154
2000 - Service Shares	2.86		1.39		2.69		154

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	2.58	[b]	1.32	[b]	2.36	[b]	90
1999 - Class B Shares	1.83	[b]	2.07	[b]	1.61	[b]	90
1999 - Class C Shares	1.84	[b]	2.07	[b]	1.62	[b]	90
1999 - Institutional Shares	2.96	[b]	0.92	[b]	2.74	[b]	90
1999 - Service Shares	2.46	[b]	1.42	[b]	2.24	[b]	90

For The Years Ended January 31,
1999 - Class A Shares	2.90		1.45		2.49		175
1999 - Class B Shares	2.16		2.02		1.94		175
1999 - Class C Shares	2.17		2.02		1.95		175
1999 - Institutional Shares	3.22		0.95		3.00		175
1999 - Service Shares	2.77		1.45		2.55		175

1998 - Class A Shares	2.94		1.57		2.37		190
1998 - Class B Shares	2.14		2.07		1.83		190
1998 - Class C Shares (commenced August 15, 1997)	2.13	[b]	2.08	[b]	1.82	[b]	190
1998 - Institutional Shares (commenced August 15, 1997)	3.13	[b]	1.07	[b]	2.82	[b]	190
1998 - Service Shares (commenced August 15, 1997)	2.58	[b]	1.57	[b]	2.27	[b]	190

1997 - Class A Shares	3.76		1.77		2.99		208
1997 - Class B Shares (commenced May 1, 1996)	2.59	[b]	2.27	[b]	2.07	[b]	208

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GROWTH AND INCOME FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$24.78	$0.01	c	$(5.13)	$(5.12)
2001 - Class B Shares	24.42	(0.15	)c	(5.04)	(5.19)
2001 - Class C Shares	24.37	(0.15	)c	(5.03)	(5.18)
2001 - Institutional Shares	24.91	0.11	c	(5.18)	(5.07)
2001 - Service Shares	24.77	(0.01	)c	(5.13)	(5.14)

2000 - Class A Shares	24.68	0.07	c	1.44	1.51
2000 - Class B Shares	24.46	(0.10	)c	1.42	1.32
2000 - Class C Shares	24.41	(0.09	)c	1.40	1.31
2000 - Institutional Shares	24.72	0.16	c	1.49	1.65
2000 - Service Shares	24.68	0.05	c	1.44	1.49

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	24.33	0.19		0.31	0.50
1999 - Class B Shares	24.13	0.08		0.31	0.39
1999 - Class C Shares	24.08	0.08		0.30	0.38
1999 - Institutional Shares	24.35	0.34		0.23	0.57
1999 - Service Shares	24.33	0.17		0.32	0.49

For The Years Ended January 31,
1999 - Class A Shares	25.93	0.20		(1.60)	(1.40)
1999 - Class B Shares	25.73	0.02		(1.58)	(1.56)
1999 - Class C Shares	25.70	0.02		(1.59)	(1.57)
1999 - Institutional Shares	25.95	0.29		(1.58)	(1.29)
1999 - Service Shares	25.92	0.17		(1.58)	(1.41)

1998 - Class A Shares	23.18	0.11		5.27	5.38
1998 - Class B Shares	23.10	0.04		5.14	5.18
1998 - Class C Shares (commenced August 15, 1997)	28.20	(0.01)		0.06	0.05
1998 - Institutional Shares	23.19	0.27		5.23	5.50
1998 - Service Shares	23.17	0.14		5.23	5.37

1997 - Class A Shares	19.98	0.35		5.18	5.53
1997 - Class B Shares (commenced May 1, 1996)	20.82	0.17		4.31	4.48
1997 - Institutional Shares (commenced June 3, 1996)	21.25	0.29		3.96	4.25
1997 - Service Shares (commenced March 6, 1996)	20.71	0.28		4.50	4.78

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$—	$—	$19.66	(20.66)%	$355,205	1.19%
—	—	—	—	19.23	(21.25)	98,747	1.94
—	—	—	—	19.19	(21.22)	10,360	1.94
—	—	—	—	19.84	(20.32)	28,201	0.79
—	—	—	—	19.63	(20.75)	5,581	1.29

(0.05)	(0.03)	(1.33)	(1.41)	24.78	6.48	576,354	1.18
(0.02)	(0.01)	(1.33)	(1.36)	24.42	5.70	155,527	1.93
(0.01)	(0.01)	(1.33)	(1.35)	24.37	5.67	15,746	1.93
(0.09)	(0.04)	(1.33)	(1.46)	24.91	7.05	28,543	0.78
(0.05)	(0.02)	(1.33)	(1.40)	24.77	6.40	7,926	1.28

(0.15)	—	—	(0.15)	24.68	2.05	855,174	1.19	[b]
(0.06)	—	—	(0.06)	24.46	1.60	271,912	1.94	[b]
(0.05)	—	—	(0.05)	24.41	1.58	31,328	1.94	[b]
(0.20)	—	—	(0.20)	24.72	2.32	32,181	0.79	[b]
(0.14)	—	—	(0.14)	24.68	2.01	10,008	1.29	[b]

(0.19)	(0.01)	—	(0.20)	24.33	(5.40)	1,122,157	1.22
(0.04)	—	—	(0.04)	24.13	(6.07)	349,662	1.92
(0.05)	—	—	(0.05)	24.08	(6.12)	48,146	1.92
(0.30)	(0.01)	—	(0.31)	24.35	(5.00)	173,696	0.80
(0.17)	(0.01)	—	(0.18)	24.33	(5.44)	11,943	1.30

(0.11)	—	(2.52)	(2.63)	25.93	23.71	1,216,582	1.25
—	(0.03)	(2.52)	(2.55)	25.73	22.87	307,815	1.94
—	(0.03)	(2.52)	(2.55)	25.70	0.51	31,686	1.99	[b]
(0.22)	—	(2.52)	(2.74)	25.95	24.24	36,225	0.83
(0.06)	(0.04)	(2.52)	(2.62)	25.92	23.63	8,893	1.32

(0.35)	(0.01)	(1.97)	(2.33)	23.18	28.42	615,103	1.22
(0.17)	(0.06)	(1.97)	(2.20)	23.10	22.23	17,346	1.93	[b]
(0.30)	(0.04)	(1.97)	(2.31)	23.19	20.77	193	0.82	[b]
(0.28)	(0.07)	(1.97)	(2.32)	23.17	23.87	3,174	1.32	[b]

GROWTH AND INCOME FUND (continued)

			Ratios assuming
			no expense reductions

	Ratio of				Ratio of
	net investment		Ratio of		net investment
	income (loss)		expenses		income (loss)		Portfolio
	to average		to average		to average		turnover
	net assets		net assets		net assets		rate

For The Years Ended August 31,
2001 - Class A Shares	0.07%		1.21%		0.05%		40%
2001 - Class B Shares	(0.68)		1.96		(0.70)		40
2001 - Class C Shares	(0.68)		1.96		(0.70)		40
2001 - Institutional Shares	0.49		0.81		0.47		40
2000 - Service Shares	(0.03)		1.31		(0.05)		40

2000 - Class A Shares	0.31		1.18		0.31		87
2000 - Class B Shares	(0.41)		1.93		(0.41)		87
2000 - Class C Shares	(0.40)		1.93		(0.40)		87
2000 - Institutional Shares	0.69		0.78		0.69		87
2000 - Service Shares	0.20		1.28		0.20		87

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.26	[b]	1.20	[b]	1.25	[b]	55
1999 - Class B Shares	0.51	[b]	1.95	[b]	0.50	[b]	55
1999 - Class C Shares	0.51	[b]	1.95	[b]	0.50	[b]	55
1999 - Institutional Shares	1.72	[b]	0.80	[b]	1.71	[b]	55
1999 - Service Shares	1.16	[b]	1.30	[b]	1.15	[b]	55

For The Years Ended January 31,
1999 - Class A Shares	0.78		1.32		0.68		126
1999 - Class B Shares	0.09		1.92		0.09		126
1999 - Class C Shares	0.10		1.92		0.10		126
1999 - Institutional Shares	1.25		0.80		1.25		126
1999 - Service Shares	0.72		1.30		0.72		126

1998 - Class A Shares	0.43		1.42		0.26		62
1998 - Class B Shares	(0.35)		1.94		(0.35)		62
1998 - Class C Shares (commenced August 15, 1997)	(0.48)[b]		1.99	[b]	(0.48)[b]		62
1998 - Institutional Shares	0.76		0.83		0.76		62
1998 - Service Shares	0.32		1.32		0.32		62

1997 - Class A Shares	1.60		1.43		1.39		53
1997 - Class B Shares (commenced May 1, 1996)	0.15	[b]	1.93	[b]	0.15	[b]	53
1997 - Institutional Shares (commenced June 3, 1996)	1.36	[b]	0.82	[b]	1.36	[b]	53
1997 - Service Shares (commenced March 6, 1996)	0.94	[b]	1.32	[b]	0.94	[b]	53

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CORE LARGE CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$10.81	$0.07	[c]	$(0.42)	$(0.35)
2001 - Class B Shares	10.75	(0.01)[c]		(0.42)	(0.43)
2001 - Class C Shares	10.76	(0.01)[c]		(0.42)	(0.43)
2001 - Institutional Shares	10.82	0.11	[c]	(0.43)	(0.32)
2001 - Service Shares	10.81	0.06	[c]	(0.42)	(0.36)

2000 - Class A Shares	10.55	0.12	[c]	0.36	0.48
2000 - Class B Shares	10.50	0.05	[c]	0.36	0.41
2000 - Class C Shares	10.51	0.04	[c]	0.37	0.41
2000 - Institutional Shares	10.55	0.16	[c]	0.37	0.53
2000 - Service Shares	10.55	0.11	[c]	0.36	0.47

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	10.15	0.04		0.40	0.44
1999 - Class B Shares	10.15	0.01		0.36	0.37
1999 - Class C Shares	10.15	0.01		0.37	0.38
1999 - Institutional Shares	10.16	0.06		0.38	0.44
1999 - Service Shares	10.16	0.02		0.40	0.42

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15
1999 - Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16
1999 - Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16

See page 156 for all footnotes.

APPENDIX B

Distributions to
shareholders

								Ratio of
					Net assets	Ratio of		net investment
From net			Net asset		at end of	net expenses		income (loss)
investment	From net	Total	value, end	Total	period	to average		to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.09)	$(0.06)	$(0.15)	$10.31	(3.32)%	$89,861	1.10%		0.64%
(0.02)	(0.06)	(0.08)	10.24	(4.08)	22,089	1.85		(0.11)
(0.02)	(0.06)	(0.08)	10.25	(4.07)	15,222	1.85		(0.11)
(0.13)	(0.06)	(0.19)	10.31	(3.03)	132,684	0.70		1.04
(0.08)	(0.06)	(0.14)	10.31	(3.43)	56	1.20		0.52

(0.10)	(0.12)	(0.22)	10.81	4.68	100,972	1.06		1.14

(0.04)	(0.12)	(0.16)	10.75	3.96	19,069	1.81		0.44

(0.04)	(0.12)	(0.16)	10.76	3.97	11,178	1.81		0.45

(0.14)	(0.12)	(0.26)	10.82	5.20	175,493	0.66		1.54

(0.09)	(0.12)	(0.21)	10.81	4.60	12	1.16		1.07

(0.04)	—	(0.04)	10.55	4.31	91,072	1.04	[b]	0.87	[b]

(0.02)	—	(0.02)	10.50	3.68	14,464	1.79	[b]	0.05	[b]

(0.02)	—	(0.02)	10.51	3.73	8,032	1.79	[b]	0.09	[b]

(0.05)	—	(0.05)	10.55	4.35	189,540	0.64	[b]	1.29	[b]

(0.03)	—	(0.03)	10.55	4.11	13	1.14	[b]	0.72	[b]

—	—	—	10.15	1.50	6,665	1.08	[b]	1.45	[b]

—	—	—	10.15	1.50	340	1.82	[b]	0.84	[b]

—	—	—	10.15	1.50	268	1.83	[b]	0.70	[b]

—	—	—	10.16	1.60	53,396	0.66	[b]	1.97	[b]

—	—	—	10.16	1.60	2	1.16	[b]	2.17	[b]

CORE LARGE CAP VALUE FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.17%		0.57%	70%
2001 - Class B Shares	1.92		(0.18)	70
2001 - Class C Shares	1.92		(0.18)	70
2001 - Institutional Shares	0.77		0.97	70
2001 - Service Shares	1.27		0.45	70

2000 - Class A Shares	1.17		1.03	83
2000 - Class B Shares	1.92		0.33	83
2000 - Class C Shares	1.92		0.34	83
2000 - Institutional Shares	0.77		1.43	83
2000 - Service Shares	1.27		0.96	83

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.21	[b]	0.70 [b]	36
1999 - Class B Shares	1.96	[b]	(0.12)[b]	36
1999 - Class C Shares	1.96	[b]	(0.08)[b]	36
1999 - Institutional Shares	0.81	[b]	1.12 [b]	36
1999 - Service Shares	1.31	[b]	0.55 [b]	36

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	8.03	[b]	(5.50)[b]	0
1999 - Class B Shares (commenced December 31, 1998)	8.77		(6.11)[b]	0
1999 - Class C Shares (commenced December 31, 1998)	8.78	[b]	(6.25)[b]	0
1999 - Institutional Shares (commenced December 31, 1998)	7.61	[b]	(4.98)[b]	0
1999 - Service Shares (commenced December 31, 1998)	8.11	[b]	(4.78)[b]	0

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CORE U.S. EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$36.77	$0.01 [c]	$(8.96)	$(8.95)
2001 - Class B Shares	35.71	(0.19)[c]	(8.67)	(8.86)
2001 - Class C Shares	35.59	(0.19)[c]	(8.65)	(8.84)
2001 - Institutional Shares	37.30	0.13 [c]	(9.09)	(8.96)
2001 - Service Shares	36.54	(0.01)[c]	(8.91)	(8.92)

2000 - Class A Shares	34.21	0.10 [c]	6.00	6.10
2000 - Class B Shares	33.56	(0.14)[c]	5.83	5.69
2000 - Class C Shares	33.46	(0.13)[c]	5.80	5.67
2000 - Institutional Shares	34.61	0.24 [c]	6.07	6.31
2000 - Service Shares	34.05	0.07 [c]	5.96	6.03

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	32.98	0.03	1.20	1.23
1999 - Class B Shares	32.50	(0.11)	1.17	1.06
1999 - Class C Shares	32.40	(0.10)	1.16	1.06
1999 - Institutional Shares	33.29	0.11	1.21	1.32
1999 - Service Shares	32.85	0.01	1.19	1.20

For The Years Ended January 31,
1999 - Class A Shares	26.59	0.04	7.02	7.06
1999 - Class B Shares	26.32	(0.10)	6.91	6.81
1999 - Class C Shares	26.24	(0.10)	6.89	6.79
1999 - Institutional Shares	26.79	0.20	7.11	7.31
1999 - Service Shares	26.53	0.06	7.01	7.07

1998 - Class A Shares	23.32	0.11	5.63	5.74
1998 - Class B Shares	23.18	0.11	5.44	5.55
1998 - Class C Shares (commenced August 15, 1997)	27.48	0.03	1.22	1.25
1998 - Institutional Shares	23.44	0.30	5.65	5.95
1998 - Service Shares	23.27	0.19	5.57	5.76

1997 - Class A Shares	19.66	0.16	4.46	4.62
1997 - Class B Shares (commenced May 1, 1996)	20.44	0.04	3.70	3.74
1997 - Institutional Shares	19.71	0.30	4.51	4.81
1997 - Service Shares (commenced June 7, 1996)	21.02	0.13	3.15	3.28

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

						Net			Ratio of
	In excess					assets	Ratio of		net investment
From net	of net			Net asset		at end of	net expenses		income (loss)
investment	investment	From net	Total	value, end	Total	period	to average		to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.06)	$—	$(3.46)	$(3.52)	$24.30	(25.96)%	$471,445	1.14%		0.04%
—	—	(3.46)	(3.46)	23.39	(26.49)	184,332	1.89		(0.70)
—	—	(3.46)	(3.46)	23.29	(26.53)	45,841	1.89		(0.70)
(0.19)	(0.01)	(3.46)	(3.66)	24.68	(25.66)	255,400	0.74		0.45
(0.01)	—	(3.46)	(3.47)	24.15	(26.02)	8,319	1.24		(0.05)

—	—	(3.54)	(3.54)	36.77	18.96	715,775	1.14		0.31
—	—	(3.54)	(3.54)	35.71	18.03	275,673	1.89		(0.44)
—	—	(3.54)	(3.54)	35.59	18.03	62,820	1.89		(0.43)
(0.08)	—	(3.54)	(3.62)	37.30	19.41	379,172	0.74		0.71
—	—	(3.54)	(3.54)	36.54	18.83	11,879	1.24		0.19

—	—	—	—	34.21	3.73	614,310	1.14	[b]	0.15 [b]
—	—	—	—	33.56	3.26	214,087	1.89	[b]	(0.60)[b]
—	—	—	—	33.46	3.27	43,361	1.89	[b]	(0.61)[b]
—	—	—	—	34.61	3.97	335,465	0.74	[b]	0.54 [b]
—	—	—	—	34.05	3.65	11,204	1.24	[b]	0.06 [b]

(0.03)	(0.01)	(0.63)	(0.67)	32.98	26.89	605,566	1.23		0.15
—	—	(0.63)	(0.63)	32.50	26.19	152,347	1.85		(0.50)
—	—	(0.63)	(0.63)	32.40	26.19	26,912	1.87		(0.53)
(0.15)	(0.03)	(0.63)	(0.81)	33.29	27.65	307,200	0.69		0.69
(0.10)	(0.02)	(0.63)	(0.75)	32.85	27.00	11,600	1.19		0.19

(0.12)	—	(2.35)	(2.47)	26.59	24.96	398,393	1.28		0.51
—	(0.06)	(2.35)	(2.41)	26.32	24.28	59,208	1.79		(0.05)
—	(0.14)	(2.35)	(2.49)	26.24	4.85	6,267	1.78	[b]	(0.21)[b]
(0.24)	(0.01)	(2.35)	(2.60)	26.79	25.76	202,893	0.65		1.16
(0.07)	(0.08)	(2.35)	(2.50)	26.53	25.11	7,841	1.15		0.62

(0.16)	—	(0.80)	(0.96)	23.32	23.75	225,968	1.29		0.91
(0.04)	(0.16)	(0.80)	(1.00)	23.18	18.59	17,258	1.83	[b]	0.06 [b]
(0.28)	—	(0.80)	(1.08)	23.44	24.63	148,942	0.65		1.52
(0.13)	(0.10)	(0.80)	(1.03)	23.27	15.92	3,666	1.15	[b]	0.69 [b]

CORE U.S. EQUITY FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.23%		(0.05)%	54%
2001 - Class B Shares	1.98		(0.79)	54
2001 - Class C Shares	1.98		(0.79)	54
2001 - Institutional Shares	0.83		0.36	54
2001 - Service Shares	1.33		(0.14)	54

2000 - Class A Shares	1.23		0.22	59
2000 - Class B Shares	1.98		(0.53)	59
2000 - Class C Shares	1.98		(0.52)	59
2000 - Institutional Shares	0.83		0.62	59
2000 - Service Shares	1.33		0.10	59

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.24	[b]	0.05 [b]	42
1999 - Class B Shares	1.99	[b]	(0.70)[b]	42
1999 - Class C Shares	1.99	[b]	(0.71)[b]	42
1999 - Institutional Shares	0.84	[b]	0.44 [b]	42
1999 - Service Shares	1.34	[b]	(0.04)[b]	42

For The Years Ended January 31,
1999 - Class A Shares	1.36		0.02	64
1999 - Class B Shares	1.98		(0.63)	64
1999 - Class C Shares	2.00		(0.66)	64
1999 - Institutional Shares	0.82		0.56	64
1999 - Service Shares	1.32		0.06	64

1998 - Class A Shares	1.47		0.32	66
1998 - Class B Shares	1.96		(0.22)	66
1998 - Class C Shares (commenced August 15, 1997)	1.95	[b]	(0.38)[b]	66
1998 - Institutional Shares	0.82		0.99	66
1998 - Service Shares	1.32		0.45	66

1997 - Class A Shares	1.53		0.67	37
1997 - Class B Shares (commenced May 1, 1996)	2.00	[b]	(0.11)[b]	37
1997 - Institutional Shares	0.85		1.32	37
1997 - Service Shares (commenced June 7, 1996)	1.35	[b]	0.49 [b]	37

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CORE LARGE CAP GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$22.66	$(0.09)[c]	$(9.97)	$(10.06)
2001 - Class B Shares	22.14	(0.20)[c]	(9.71)	(9.91)
2001 - Class C Shares	22.15	(0.20)[c]	(9.71)	(9.91)
2001 - Institutional Shares	22.87	(0.02)[c]	(10.06)	(10.08)
2001 - Service Shares	22.55	(0.10)[c]	(9.93)	(10.03)

2000 - Class A Shares	17.02	0.06 [c]	5.67	5.73
2000 - Class B Shares	16.75	(0.09)[c]	5.57	5.48
2000 - Class C Shares	16.75	(0.08)[c]	5.57	5.49
2000 - Institutional Shares	17.10	0.13 [c]	5.73	5.86
2000 - Service Shares	16.95	0.03 [c]	5.66	5.69

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	16.17	(0.01)	0.86	0.85
1999 - Class B Shares	15.98	(0.07)	0.84	0.77
1999 - Class C Shares	15.99	(0.07)	0.83	0.76
1999 - Institutional Shares	16.21	0.03	0.86	0.89
1999 - Service Shares	16.11	(0.02)	0.86	0.84

For the Year Ended January 31,
1999 - Class A Shares	11.97	0.01	4.19	4.20
1999 - Class B Shares	11.92	(0.06)	4.12	4.06
1999 - Class C Shares	11.93	(0.05)	4.11	4.06
1999 - Institutional Shares	11.97	0.02	4.23	4.25
1999 - Service Shares	11.95	(0.01)	4.17	4.16

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Class B Shares (commenced May 1, 1997)	10.00	(0.03)	2.33	2.30
1998 - Class C Shares (commenced August 15, 1997)	11.80	(0.02)	0.54	0.52
1998 - Institutional Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Service Shares (commenced May 1, 1997)	10.00	(0.02)	2.35	2.33

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.02)	$—	$(1.07)	$(1.09)	$11.51	(45.97)%	$246,785	1.16%
—	—	(1.07)	(1.07)	11.16	(46.37)	167,469	1.91
—	—	(1.07)	(1.07)	11.17	(46.35)	77,398	1.91
(0.09)	—	(1.07)	(1.16)	11.63	(45.73)	201,935	0.76
—	—	(1.07)	(1.07)	11.45	(46.05)	1,316	1.26

—	—	(0.09)	(0.09)	22.66	33.73	545,763	1.09
—	—	(0.09)	(0.09)	22.14	32.78	338,128	1.84
—	—	(0.09)	(0.09)	22.15	32.84	154,966	1.84
—	—	(0.09)	(0.09)	22.87	34.34	322,900	0.69
—	—	(0.09)	(0.09)	22.55	33.64	3,879	1.19

—	—	—	—	17.02	5.26	300,684	1.04	[b]
—	—	—	—	16.75	4.82	181,626	1.79	[b]
—	—	—	—	16.75	4.75	75,502	1.79	[b]
—	—	—	—	17.10	5.49	310,704	0.64	[b]
—	—	—	—	16.95	5.21	2,510	1.14	[b]

—	—	—	—	16.17	35.10	175,510	0.97
—	—	—	—	15.98	34.07	93,711	1.74
—	—	—	—	15.99	34.04	37,081	1.74
—	(0.01)	—	(0.01)	16.21	35.54	295,734	0.65
—	—	—	—	16.11	34.85	1,663	1.15

(0.01)	—	(0.38)	(0.39)	11.97	23.79	53,786	0.91	[b]
—	—	(0.38)	(0.38)	11.92	23.26	13,857	1.67	[b]
—	(0.01)	(0.38)	(0.39)	11.93	4.56	4,132	1.68	[b]
(0.01)	—	(0.38)	(0.39)	11.97	23.89	4,656	0.72	[b]
—	—	(0.38)	(0.38)	11.95	23.56	115	1.17	[b]

CORE LARGE CAP GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.57)%	1.24%		(0.65)%	68%
2001 - Class B Shares	(1.32)	1.99		(1.40)	68
2001 - Class C Shares	(1.32)	1.99		(1.40)	68
2001 - Institutional Shares	(0.15)	0.84		(0.23)	68
2001 - Service Shares	(0.68)	1.34		(0.76)	68

2000 - Class A Shares	0.31	1.24		0.16	73
2000 - Class B Shares	(0.44)	1.99		(0.59)	73
2000 - Class C Shares	(0.43)	1.99		(0.58)	73
2000 - Institutional Shares	0.65	0.84		0.50	73
2000 - Service Shares	0.15	1.34		—	73

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.11)[b]	1.26	[b]	(0.33)[b]	33
1999 - Class B Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Class C Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Institutional Shares	0.31 [b]	0.86	[b]	0.09 [b]	33
1999 - Service Shares	(0.21)[b]	1.36	[b]	(0.43)[b]	33

For the Year Ended January 31,
1999 - Class A Shares	0.05	1.46		(0.44)	63
1999 - Class B Shares	(0.73)	2.11		(1.10)	63
1999 - Class C Shares	(0.74)	2.11		(1.11)	63
1999 - Institutional Shares	0.35	1.02		(0.02)	63
1999 - Service Shares	(0.16)	1.52		(0.53)	63

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	0.12[b]	2.40	[b]	(1.37)[b]	75
1998 - Class B Shares (commenced May 1, 1997)	(0.72)[b]	2.91	[b]	(1.96)[b]	75
1998 - Class C Shares (commenced August 15, 1997)	(0.76)[b]	2.92	[b]	(2.00)[b]	75
1998 - Institutional Shares (commenced May 1, 1997)	0.42 [b]	1.96	[b]	(0.82)[b]	75
1998 - Service Shares (commenced May 1, 1997)	(0.21)[b]	2.41	[b]	(1.45)[b]	75

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CORE SMALL CAP EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.90	$0.01 [c]	$(1.12)	$(1.11)
2001 - Class B Shares	12.63	(0.07)[c]	(1.10)	(1.17)
2001 - Class C Shares	12.66	(0.07)[c]	(1.10)	(1.17)
2001 - Institutional Shares	13.03	0.05 [c]	(1.12)	(1.07)
2001 - Service Shares	12.87	— [c]	(1.12)	(1.12)

2000 - Class A Shares	10.23	(0.03)[c]	2.70	2.67
2000 - Class B Shares	10.09	(0.11)[c]	2.65	2.54
2000 - Class C Shares	10.10	(0.10)[c]	2.66	2.56
2000 - Institutional Shares	10.30	0.02 [c]	2.71	2.73
2000 - Service Shares	10.22	(0.04)[c]	2.69	2.65

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	10.16	(0.01)	0.08	0.07
1999 - Class B Shares	10.07	(0.05)	0.07	0.02
1999 - Class C Shares	10.08	(0.05)	0.07	0.02
1999 - Institutional Shares	10.20	0.02	0.08	0.10
1999 - Service Shares	10.16	(0.01)	0.07	0.06

For the Year Ended January 31,
1999 - Class A Shares	10.59	0.01	(0.43)	(0.42)
1999 - Class B Shares	10.56	(0.05)	(0.44)	(0.49)
1999 - Class C Shares	10.57	(0.04)	(0.45)	(0.49)
1999 - Institutional Shares	10.61	0.04	(0.43)	(0.39)
1999 - Service Shares	10.60	0.01	(0.44)	(0.43)

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	(0.01)	0.65	0.64
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.03)	0.64	0.61
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	0.64	0.62
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.01	0.65	0.66
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	0.64	0.65

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

					Net assets	Ratio of
From net			Net asset		at end of	net expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(1.20)	$(1.20)	$10.59	(8.64)%	$50,093	1.33%
—	(1.20)	(1.20)	10.26	(9.35)	16,125	2.08
—	(1.20)	(1.20)	10.29	(9.32)	8,885	2.08
—	(1.20)	(1.20)	10.76	(8.28)	62,794	0.93
—	(1.20)	(1.20)	10.55	(8.75)	201	1.43

—	—	—	12.90	26.10	54,954	1.33
—	—	—	12.63	25.17	17,923	2.08
—	—	—	12.66	25.35	8,289	2.08
—	—	—	13.03	26.60	86,196	0.93
—	—	—	12.87	25.93	63	1.43

—	—	—	10.23	0.69	52,660	1.33	[b]
—	—	—	10.09	0.20	13,711	2.08	[b]
—	—	—	10.10	0.20	6,274	2.08	[b]
—	—	—	10.30	0.98	62,633	0.93	[b]
—	—	—	10.22	0.59	64	1.43	[b]

(0.01)	—	(0.01)	10.16	(3.97)	64,087	1.31
—	—	—	10.07	(4.64)	15,406	2.00
—	—	—	10.08	(4.64)	6,559	2.01
(0.02)	—	(0.02)	10.20	(3.64)	62,763	0.94
(0.01)	—	(0.01)	10.16	(4.07)	54	1.44

—	(0.05)	(0.05)	10.59	6.37	11,118	1.25	[b]
—	(0.05)	(0.05)	10.56	6.07	9,957	1.95	[b]
—	(0.05)	(0.05)	10.57	6.17	2,557	1.95	[b]
—	(0.05)	(0.05)	10.61	6.57	9,026	0.95	[b]
—	(0.05)	(0.05)	10.60	6.47	2	1.45	[b]

CORE SMALL CAP EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average net		to average	turnover
	net assets	assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.09%	1.59%		(0.17)%	85%
2001 - Class B Shares	(0.66)	2.34		(0.92)	85
2001 - Class C Shares	(0.66)	2.34		(0.92)	85
2001 - Institutional Shares	0.48	1.19		0.22	85
2001 - Service Shares	0.03	1.69		(0.23)	85

2000 - Class A Shares	(0.21)	1.55		(0.43)	135
2000 - Class B Shares	(0.96)	2.30		(1.18)	135
2000 - Class C Shares	(0.96)	2.30		(1.18)	135
2000 - Institutional Shares	0.19	1.15		(0.03)	135
2000 - Service Shares	(0.30)	1.65		(0.52)	135

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.12)[b]	1.67	[b]	(0.46)[b]	52
1999 - Class B Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Class C Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Institutional Shares	0.28 [b]	1.27	[b]	(0.06)[b]	52
1999 - Service Shares	(0.22)[b]	1.77	[b]	(0.56)[b]	52

For the Year Ended January 31,
1999 - Class A Shares	0.08	2.00		(0.61)	75
1999 - Class B Shares	(0.55)	2.62		(1.17)	75
1999 - Class C Shares	(0.56)	2.63		(1.18)	75
1999 - Institutional Shares	0.60	1.56		(0.02)	75
1999 - Service Shares	0.01	2.06		(0.61)	75

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.36)[b]	3.92	[b]	(3.03)[b]	38
1998 - Class B Shares (commenced August 15, 1997)	(1.04)[b]	4.37	[b]	(3.46)[b]	38
1998 - Class C Shares (commenced August 15, 1997)	(1.07)[b]	4.37	[b]	(3.49)[b]	38
1998 - Institutional Shares (commenced August 15, 1997)	0.15 [b]	3.37	[b]	(2.27)[b]	38
1998 - Service Shares (commenced August 15, 1997)	0.40 [b]	3.87	[b]	(2.02)[b]	38

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CAPITAL GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gains (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$28.95	$(0.06)[c]	$(7.23)	$(7.29)
2001 - Class B Shares	27.99	(0.23)[c]	(6.96)	(7.19)
2001 - Class C Shares	27.94	(0.22)[c]	(6.94)	(7.16)
2001 - Institutional Shares	29.19	0.03 [c]	(7.30)	(7.27)
2001 - Service Shares	28.81	(0.08)[c]	(7.20)	(7.28)

2000 - Class A Shares	24.96	(0.11)[c]	6.29	6.18
2000 - Class B Shares	24.37	(0.30)[c]	6.11	5.81
2000 - Class C Shares	24.33	(0.30)[c]	6.10	5.80
2000 - Institutional Shares	25.06	— [c]	6.32	6.32
2000 - Service Shares	24.88	(0.13)[c]	6.25	6.12

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	24.03	(0.08)	1.01	0.93
1999 - Class B Shares	23.57	(0.17)	0.97	0.80
1999 - Class C Shares	23.52	(0.16)	0.97	0.81
1999 - Institutional Shares	24.07	(0.02)	1.01	0.99
1999 - Service Shares	23.96	(0.08)	1.00	0.92

For the Years Ended January 31,
1999 - Class A Shares	18.48	(0.03)	6.35	6.32
1999 - Class B Shares	18.27	(0.12)	6.19	6.07
1999 - Class C Shares	18.24	(0.10)	6.15	6.05
1999 - Institutional Shares	18.45	0.01	6.38	6.39
1999 - Service Shares	18.46	(0.04)	6.31	6.27

1998 - Class A Shares	16.73	0.02	4.78	4.80
1998 - Class B Shares	16.67	0.02	4.61	4.63
1998 - Class C Shares (commenced August 15, 1997)	19.73	(0.02)	1.60	1.58
1998 - Institutional Shares (commenced August 15, 1997)	19.88	0.02	1.66	1.68
1998 - Service Shares (commenced August 15, 1997)	19.88	(0.01)	1.66	1.65

1997 - Class A Shares	14.91	0.10	3.56	3.66
1997 - Class B Shares (commenced May 1, 1996)	15.67	0.01	2.81	2.82

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(1.90)	$(1.90)	$19.76	(26.48)%	$2,001,259	1.44%
—	—	(1.90)	(1.90)	18.90	(27.06)	338,673	2.19
—	—	(1.90)	(1.90)	18.88	(27.00)	127,839	2.19
—	—	(1.90)	(1.90)	20.02	(26.18)	444,195	1.04
—	—	(1.90)	(1.90)	19.63	(26.58)	8,979	1.54

—	—	(2.19)	(2.19)	28.95	25.70	2,736,484	1.45
—	—	(2.19)	(2.19)	27.99	24.75	451,666	2.20
—	—	(2.19)	(2.19)	27.94	24.75	143,126	2.20
—	—	(2.19)	(2.19)	29.19	26.18	497,986	1.05
—	—	(2.19)	(2.19)	28.81	25.53	13,668	1.55

—	—	—	—	24.96	3.87	1,971,097	1.44	[b]
—	—	—	—	24.37	3.39	329,870	2.19	[b]
—	—	—	—	24.33	3.44	87,284	2.19	[b]
—	—	—	—	25.06	4.11	255,210	1.04	[b]
—	—	—	—	24.88	3.84	6,466	1.54	[b]

—	—	(0.77)	(0.77)	24.03	34.58	1,992,716	1.42
—	—	(0.77)	(0.77)	23.57	33.60	236,369	2.19
—	—	(0.77)	(0.77)	23.52	33.55	60,234	2.19
—	—	(0.77)	(0.77)	24.07	35.02	41,817	1.07
—	—	(0.77)	(0.77)	23.96	34.34	3,085	1.57

(0.01)	(0.01)	(3.03)	(3.05)	18.48	29.71	1,256,595	1.40
—	—	(3.03)	(3.03)	18.27	28.73	40,827	2.18
—	(0.04)	(3.03)	(3.07)	18.24	8.83	5,395	2.21	[b]
(0.01)	(0.07)	(3.03)	(3.11)	18.45	9.31	7,262	1.16	[b]
—	(0.04)	(3.03)	(3.07)	18.46	9.18	2	1.50	[b]

(0.10)	(0.02)	(1.72)	(1.84)	16.73	25.97	920,646	1.40
(0.01)	(0.09)	(1.72)	(1.82)	16.67	19.39	3,221	2.15	[b]

CAPITAL GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.25)%	1.46%		(0.27)%	18%
2001 - Class B Shares	(1.00)	2.21		(1.02)	18
2001 - Class C Shares	(1.00)	2.21		(1.02)	18
2001 - Institutional Shares	0.15	1.06		0.13	18
2001 - Service Shares	(0.35)	1.56		(0.37)	18

2000 - Class A Shares	(0.41)	1.47		(0.44)	34
2000 - Class B Shares	(1.16)	2.22		(1.19)	34
2000 - Class C Shares	(1.16)	2.22		(1.19)	34
2000 - Institutional Shares	—	1.07		(0.03)	34
2000 - Service Shares	(0.49)	1.57		(0.52)	34

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.53)[b]	1.47	[b]	(0.56)[b]	18
1999 - Class B Shares	(1.29)[b]	2.22	[b]	(1.32)[b]	18
1999 - Class C Shares	(1.29)[b]	2.22	[b]	(1.32)[b]	18
1999 - Institutional Shares	(0.20)[b]	1.07	[b]	(0.23)[b]	18
1999 - Service Shares	(0.65)[b]	1.57	[b]	(0.68)[b]	18

For the Years Ended January 31,
1999 - Class A Shares	(0.18)	1.58		(0.34)	30
1999 - Class B Shares	(0.98)	2.21		(1.00)	30
1999 - Class C Shares	(1.00)	2.21		(1.02)	30
1999 - Institutional Shares	0.11	1.09		0.09	30
1999 - Service Shares	(0.37)	1.59		(0.39)	30

1998 - Class A Shares	0.08	1.65		(0.17)	62
1998 - Class B Shares	(0.77)	2.18		(0.77)	62
1998 - Class C Shares (commenced August 15, 1997)	(0.86)[b]	2.21	[b]	(0.86)[b]	62
1998 - Institutional Shares (commenced August 15, 1997)	0.18 [b]	1.16	[b]	0.18 [b]	62
1998 - Service Shares (commenced August 15, 1997)	(0.16)[b]	1.50	[b]	(0.16)[b]	62

1997 - Class A Shares	0.62	1.65		0.37	53
1997 - Class B Shares (commenced May 1, 1996)	(0.39)[b]	2.15	[b]	(0.39)[b]	53

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STRATEGIC GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.52	$(0.06)[c]	$(3.24)	$(3.30)
2001 - Class B Shares	12.40	(0.13)[c]	(3.20)	(3.33)
2001 - Class C Shares	12.42	(0.13)[c]	(3.21)	(3.34)
2001 - Institutional Shares	12.58	(0.02)[c]	(3.26)	(3.28)
2001 - Service Shares	12.52	(0.04)[c]	(3.25)	(3.29)

2000 - Class A Shares	10.06	(0.06)[c]	2.52	2.46
2000 - Class B Shares	10.04	(0.14)[c]	2.50	2.36
2000 - Class C Shares	10.05	(0.14)[c]	2.51	2.37
2000 - Institutional Shares	10.07	(0.01)[c]	2.52	2.51
2000 - Service Shares	10.06	(0.04)[c]	2.50	2.46

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	—	0.06	0.06
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.07	0.04
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.08	0.05
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.06	0.07
1999 - Service Shares (commenced May 24)	10.00	(0.01)	0.07	0.06

See page 156 for all footnotes.

APPENDIX B

					Ratio of
		Net assets	Ratio of		net investment
Net asset		at end of	net expenses		income (loss)
value, end	Total	period	to average		to average
of period	return[a]	(in 000s)	net assets		net assets

$9.22	(26.35)%	$109,315	1.44%		(0.52)%
9.07	(26.84)	14,235	2.19		(1.27)
9.08	(26.88)	5,613	2.19		(1.27)
9.30	(26.06)	45,898	1.04		(0.15)
9.23	(26.27)	1	1.54		(0.37)

12.52	24.46	92,271	1.44		(0.50)
12.40	23.51	17,149	2.19		(1.24)
12.42	23.58	7,287	2.19		(1.24)
12.58	24.93	22,910	1.04		(0.09)
12.52	24.45	2	1.54		(0.35)

10.06	0.60	10,371	1.44	[b]	(0.17)[b]
10.04	0.40	3,393	2.19	[b]	(0.97)[b]
10.05	0.50	2,388	2.19	[b]	(0.99)[b]
10.07	0.70	5,981	1.04	[b]	0.24 [b]
10.06	0.60	2	1.54	[b]	(0.24)[b]

STRATEGIC GROWTH FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.67%		(0.75)%	25%
2001 - Class B Shares	2.42		(1.50)	25
2001 - Class C Shares	2.42		(1.50)	25
2001 - Institutional Shares	1.27		(0.38)	25
2001 - Service Shares	1.77		(0.60)	25

2000 - Class A Shares	1.63		(0.69)	19
2000 - Class B Shares	2.38		(1.43)	19
2000 - Class C Shares	2.38		(1.43)	19
2000 - Institutional Shares	1.23		(0.28)	19
2000 - Service Shares	1.73		(0.54)	19

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	11.70	[b]	(10.43)[b]	7
1999 - Class B Shares (commenced May 24)	12.45	[b]	(11.23)[b]	7
1999 - Class C Shares (commenced May 24)	12.45	[b]	(11.25)[b]	7
1999 - Institutional Shares (commenced May 24)	11.30	[b]	(10.02)[b]	7
1999 - Service Shares (commenced May 24)	11.80	[b]	(10.50)[b]	7

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GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.50	$(0.14)[c]	$(0.66)	$(0.80)
2001 - Class B Shares	19.45	(0.28)[c]	(0.66)	(0.94)
2001 - Class C Shares	19.31	(0.28)[c]	(0.64)	(0.92)
2001 - Institutional Shares	19.59	(0.07)[c]	(0.67)	(0.74)
2001 - Service Shares	19.45	(0.16)[c]	(0.65)	(0.81)

2000 - Class A Shares	10.13	(0.11)[c]	9.71	9.60
2000 - Class B Shares	10.18	(0.24)[c]	9.74	9.50
2000 - Class C Shares	10.10	(0.24)[c]	9.68	9.44
2000 - Institutional Shares	10.13	(0.04)[c]	9.73	9.69
2000 - Service Shares	10.12	(0.12)[c]	9.68	9.56

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	(0.01)[c]	0.14	0.13
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.21	0.18
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.13	0.10
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.12	0.13
1999 - Service Shares (commenced May 24)	10.00	—	0.12	0.12

See page 156 for all footnotes.

APPENDIX B

Distributions
to shareholders			Net assets	Ratio of
	Net asset		at end of	net expenses
From net	value, end	Total	period	to average
realized gains	of period	return[a]	(in 000s)	net assets

$(0.59)	$18.11	(4.17)%	$428,981	1.54%
(0.59)	17.92	(4.92)	73,776	2.29
(0.59)	17.80	(4.85)	47,738	2.29
(0.59)	18.26	(3.79)	128,182	1.14
(0.59)	18.05	(4.24)	232	1.64

(0.23)	19.50	95.73	188,199	1.52
(0.23)	19.45	94.27	42,061	2.27
(0.23)	19.31	94.43	26,826	2.27
(0.23)	19.59	96.67	49,921	1.12
(0.23)	19.45	95.41	3	1.62

—	10.13	1.30	8,204	1.44	[b]
—	10.18	1.80	520	2.19	[b]
—	10.10	1.00	256	2.19	[b]
—	10.13	1.30	5,223	1.04	[b]
—	10.12	1.20	2	1.54	[b]

GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		loss to	Portfolio
	to average	to average		average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.74)%	1.54%		(0.74)%	66%
2001 - Class B Shares	(1.49)	2.29		(1.49)	66
2001 - Class C Shares	(1.49)	2.29		(1.49)	66
2001 - Institutional Shares	(0.34)	1.14		(0.34)	66
2001 - Service Shares	(0.84)	1.64		(0.84)	66

2000 - Class A Shares	(0.64)	1.61		(0.73)	73
2000 - Class B Shares	(1.38)	2.36		(1.47)	73
2000 - Class C Shares	(1.38)	2.36		(1.47)	73
2000 - Institutional Shares	(0.23)	1.21		(0.32)	73
2000 - Service Shares	(0.69)	1.71		(0.78)	73

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	(0.27)[b]	14.15	[b]	(12.98)[b]	27
1999 - Class B Shares (commenced May 24)	(1.04)[b]	14.90	[b]	(13.75)[b]	27
1999 - Class C Shares (commenced May 24)	(1.12)[b]	14.90	[b]	(13.83)[b]	27
1999 - Institutional Shares (commenced May 24)	0.39 [b]	13.75	[b]	(12.32)[b]	27
1999 - Service Shares (commenced May 24)	0.03 [b]	14.25	[b]	(12.68)[b]	27

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MID CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.88	$0.24	[c]	$4.37	$4.61
2001 - Class B Shares	19.69	0.06	[c]	4.33	4.39
2001 - Class C Shares	19.67	0.06	[c]	4.33	4.39
2001 - Institutional Shares	19.86	0.33	[c]	4.36	4.69
2001 - Service Shares	19.73	0.21	[c]	4.34	4.55

2000 - Class A Shares	18.42	0.20	[c]	1.38	1.58
2000 - Class B Shares	18.23	0.06	[c]	1.40	1.46
2000 - Class C Shares	18.24	0.06	[c]	1.37	1.43
2000 - Institutional Shares	18.45	0.27	[c]	1.36	1.63
2000 - Service Shares	18.31	0.18	[c]	1.35	1.53

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.38	0.06		1.71	1.77
1999 - Class B Shares	18.29	(0.04)		1.71	1.67
1999 - Class C Shares	18.30	(0.04)		1.71	1.67
1999 - Institutional Shares	18.37	0.09		1.72	1.81
1999 - Service Shares	18.29	0.05		1.70	1.75

For the Years Ended January 31,
1999 - Class A Shares	21.61	0.10		(2.38)	(2.28)
1999 - Class B Shares	21.57	(0.05)		(2.35)	(2.40)
1999 - Class C Shares	21.59	(0.05)		(2.34)	(2.39)
1999 - Institutional Shares	21.65	0.19		(2.38)	(2.19)
1999 - Service Shares	21.62	0.03		(2.31)	(2.28)

1998 - Class A Shares (commenced August 15, 1997)	23.63	0.09		0.76	0.85
1998 - Class B Shares (commenced August 15, 1997)	23.63	0.06		0.74	0.80
1998 - Class C Shares (commenced August 15, 1997)	23.63	0.06		0.76	0.82
1998 - Institutional Shares	18.73	0.16		5.66	5.82
1998 - Service Shares (commenced July 18, 1997)	23.01	0.09		1.40	1.49

1997 - Institutional Shares	15.91	0.24		3.77	4.01

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders

	In excess					Net assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.15)	$—	$—	$(0.15)	$24.34	23.29%	$96,568	1.29%
(0.07)	—	—	(0.07)	24.01	22.33	42,813	2.04
(0.08)	—	—	(0.08)	23.98	22.37	16,094	2.04
(0.20)	—	—	(0.20)	24.35	23.75	247,212	0.89
(0.14)	—	—	(0.14)	24.14	23.17	256	1.39

(0.12)	—	—	(0.12)	19.88	8.70	39,142	1.29
—	—	—	—	19.69	8.01	22,284	2.04
—	—	—	—	19.67	7.84	5,720	2.04
(0.22)	—	—	(0.22)	19.86	9.08	158,188	0.89
(0.11)	—	—	(0.11)	19.73	8.48	206	1.39

—	—	(1.73)	(1.73)	18.42	9.04	49,081	1.29	[b]
—	—	(1.73)	(1.73)	18.23	8.53	31,824	2.04	[b]
—	—	(1.73)	(1.73)	18.24	8.52	9,807	2.04	[b]
—	—	(1.73)	(1.73)	18.45	9.26	190,549	0.89	[b]
—	—	(1.73)	(1.73)	18.31	8.97	190	1.39	[b]

(0.07)	—	(0.88)	(0.95)	18.38	(10.48)	70,578	1.33
—	—	(0.88)	(0.88)	18.29	(11.07)	37,821	1.93
(0.02)	—	(0.88)	(0.90)	18.30	(11.03)	10,800	1.93
(0.21)	—	(0.88)	(1.09)	18.37	(10.07)	196,512	0.87
(0.17)	—	(0.88)	(1.05)	18.29	(10.48)	289	1.37

(0.06)	(0.04)	(2.77)	(2.87)	21.61	3.42	90,588	1.35	[b]
(0.09)	—	(2.77)	(2.86)	21.57	3.17	28,743	1.85	[b]
(0.09)	—	(2.77)	(2.86)	21.59	3.27	6,445	1.85	[b]
(0.13)	—	(2.77)	(2.90)	21.65	30.86	236,440	0.85
(0.11)	—	(2.77)	(2.88)	21.62	6.30	8	1.35	[b]

(0.24)	(0.93)	(0.02)	(1.19)	18.73	25.63	145,253	0.85

MID CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.05%	1.32%		1.02%	101%
2001 - Class B Shares	0.28	2.07		0.25	101
2001 - Class C Shares	0.28	2.07		0.25	101
2001 - Institutional Shares	1.43	0.92		1.40	101
2001 - Service Shares	0.94	1.42		0.91	101

2000 - Class A Shares	1.11	1.34		1.06	83
2000 - Class B Shares	0.35	2.09		0.30	83
2000 - Class C Shares	0.32	2.09		0.27	83
2000 - Institutional Shares	1.51	0.94		1.46	83
2000 - Service Shares	1.03	1.44		0.98	83

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	0.43 [b]	1.37	[b]	0.35 [b]	69
1999 - Class B Shares	(0.33)[b]	2.12	[b]	(0.41)[b]	69
1999 - Class C Shares	(0.34)[b]	2.12	[b]	(0.42)[b]	69
1999 - Institutional Shares	0.79 [b]	0.97	[b]	0.71 [b]	69
1999 - Service Shares	0.38 [b]	1.47	[b]	0.30 [b]	69

For the Years Ended January 31,
1999 - Class A Shares	0.38	1.41		0.30	92
1999 - Class B Shares	(0.22)	2.01		(0.30)	92
1999 - Class C Shares	(0.22)	2.01		(0.30)	92
1999 - Institutional Shares	0.83	0.95		0.75	92
1999 - Service Shares	0.32	1.45		0.24	92

1998 - Class A Shares (commenced August 15, 1997)	0.33 [b]	1.47	[b]	0.21 [b]	63
1998 - Class B Shares (commenced August 15, 1997)	(0.20)[b]	1.97	[b]	(0.32)[b]	63
1998 - Class C Shares (commenced August 15, 1997)	(0.23)[b]	1.97	[b]	(0.35)[b]	63
1998 - Institutional Shares	0.78	0.97		0.66	63
1998 - Service Shares (commenced July 18, 1997)	0.63 [b]	1.43	[b]	0.51 [b]	63

1997 - Institutional Shares	1.35	0.91		1.29	74

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SMALL CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.21	$0.15 [c]	$5.19	$5.34
2001 - Class B Shares	22.40	(0.04)[c]	4.99	4.95
2001 - Class C Shares	22.42	(0.04)[c]	5.00	4.96
2001 - Institutional Shares	23.47	0.25 [c]	5.26	5.51
2001 - Service Shares	23.13	0.13 [c]	5.17	5.30

2000 - Class A Shares	19.80	0.01 [c]	3.40	3.41
2000 - Class B Shares	19.27	(0.13)[c]	3.26	3.13
2000 - Class C Shares	19.28	(0.12)[c]	3.26	3.14
2000 - Institutional Shares	19.95	0.10 [c]	3.42	3.52
2000 - Service Shares	19.76	0.01 [c]	3.36	3.37

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.51	(0.05)	1.34	1.29
1999 - Class B Shares	18.10	(0.12)	1.29	1.17
1999 - Class C Shares	18.12	(0.11)	1.27	1.16
1999 - Institutional Shares	18.62	—	1.33	1.33
1999 - Service Shares	18.50	(0.13)	1.39	1.26

For the Years Ended January 31,
1999 - Class A Shares	24.05	(0.06)	(4.48)	(4.54)
1999 - Class B Shares	23.73	(0.21)	(4.42)	(4.63)
1999 - Class C Shares	23.73	(0.18)	(4.43)	(4.61)
1999 - Institutional Shares	24.09	0.03	(4.50)	(4.47)
1999 - Service Shares	24.05	(0.04)	(4.51)	(4.55)

1998 - Class A Shares	20.91	0.14	5.33	5.47
1998 - Class B Shares	20.80	(0.01)	5.27	5.26
1998 - Class C Shares (commenced August 15, 1997)	24.69	(0.06)	1.43	1.37
1998 - Institutional Shares (commenced August 15, 1997)	24.91	0.03	1.48	1.51
1998 - Service Shares (commenced August 15, 1997)	24.91	(0.01)	1.48	1.47

1997 - Class A Shares	17.29	(0.21)	4.92	4.71
1997 - Class B Shares (commenced May 1, 1996)	20.79	(0.11)	1.21	1.10

See page 156 for all footnotes.

APPENDIX B

Distributions to shareholders				Net assets	Ratio of
		Net asset		at end of	net expenses
From net	Total	value, end	Total	period	to average
realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	—	$28.55	23.01%	$244,860	1.50%
—	—	27.35	22.10	48,939	2.25
—	—	27.38	22.07	18,140	2.25
—	—	28.98	23.48	46,211	1.10
—	—	28.43	22.91	1,006	1.60

—	—	23.21	17.22	157,791	1.50
—	—	22.40	16.24	29,199	2.25
—	—	22.42	16.34	8,428	2.25
—	—	23.47	17.64	26,445	1.10
—	—	23.13	17.05	83	1.60

—	—	19.80	6.97	210,500	1.50	[b]
—	—	19.27	6.46	37,386	2.25	[b]
—	—	19.28	6.40	8,079	2.25	[b]
—	—	19.95	7.14	27,023	1.10	[b]
—	—	19.76	6.81	57	1.60	[b]

(1.00)	(1.00)	18.51	(17.37)	261,661	1.50
(1.00)	(1.00)	18.10	(18.00)	42,879	2.25
(1.00)	(1.00)	18.12	(17.91)	8,212	2.25
(1.00)	(1.00)	18.62	(17.04)	15,351	1.13
(1.00)	(1.00)	18.50	(17.41)	261	1.62

(2.33)	(2.33)	24.05	26.17	370,246	1.54
(2.33)	(2.33)	23.73	25.29	42,677	2.29
(2.33)	(2.33)	23.73	5.51	5,604	2.09	[b]
(2.33)	(2.33)	24.09	6.08	14,626	1.16	[b]
(2.33)	(2.33)	24.05	5.91	2	1.45	[b]

(1.09)	(1.09)	20.91	27.28	212,061	1.60
(1.09)	(1.09)	20.80	5.39	3,674	2.35	[b]

SMALL CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.59%	1.60%		0.49%	93%
2001 - Class B Shares	(0.16)	2.35		(0.26)	93
2001 - Class C Shares	(0.16)	2.35		(0.26)	93
2001 - Institutional Shares	0.97	1.20		0.87	93
2001 - Service Shares	0.47	1.70		0.37	93

2000 - Class A Shares	0.07	1.57		—	75
2000 - Class B Shares	(0.68)	2.32		(0.75)	75
2000 - Class C Shares	(0.65)	2.32		(0.72)	75
2000 - Institutional Shares	0.49	1.17		0.42	75
2000 - Service Shares	0.03	1.67		(0.04)	75

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.35)[b]	1.61	[b]	(0.46)[b]	47
1999 - Class B Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Class C Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Institutional Shares	0.05 [b]	1.21	[b]	(0.06)[b]	47
1999 - Service Shares	(0.41)[b]	1.71	[b]	(0.52)[b]	47

For the Years Ended January 31,
1999 - Class A Shares	(0.24)	1.74		(0.48)	98
1999 - Class B Shares	(0.99)	2.29		(1.03)	98
1999 - Class C Shares	(0.99)	2.29		(1.03)	98
1999 - Institutional Shares	0.13	1.17		0.09	98
1999 - Service Shares	(0.47)	1.66		(0.51)	98

1998 - Class A Shares	(0.28)	1.76		(0.50)	85
1998 - Class B Shares	(0.92)	2.29		(0.92)	85
1998 - Class C Shares (commenced August 15, 1997)	(0.79)[b]	2.09	[b]	(0.79)[b]	85
1998 - Institutional Shares (commenced August 15, 1997)	0.27 [b]	1.16	[b]	0.27 [b]	85
1998 - Service Shares (commenced August 15, 1997)	(0.07)[b]	1.45	[b]	(0.07)[b]	85

1997 - Class A Shares	(0.72)	1.85		(0.97)	99
1997 - Class B Shares (commenced May 1, 1996)	(1.63)[b]	2.35	[b]	(1.63)[b]	99

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LARGE CAP VALUE FUND

		Income (loss) from
		investment operations
					Distributions
			Net		to shareholders	Net
	Net asset	Net	realized	Total		asset
	value,	investment	and	from	From net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)[c]	gain (loss)	operations	income	period

For the Year Ended August 31,
2001 - Class A Shares	$10.39	$0.08	$(0.20)	$(0.12)	$(0.06)	$10.21
2001 - Class B Shares	10.33	(0.01)	(0.19)	(0.20)	(0.03)	10.10
2001 - Class C Shares	10.32	(0.01)	(0.19)	(0.20)	(0.02)	10.10
2001 - Institutional Shares	10.40	0.12	(0.20)	(0.08)	(0.08)	10.24
2001 - Service Shares	10.38	0.08	(0.20)	(0.12)	(0.03)	10.23

For the Period Ended August 31,
2000 - Class A Shares (commenced Dec. 15, 1999)	10.00	0.06	0.33	0.39	—	10.39
2000 - Class B Shares (commenced Dec. 15, 1999)	10.00	—	0.33	0.33	—	10.33
2000 - Class C Shares (commenced Dec. 15, 1999)	10.00	0.01	0.31	0.32	—	10.32
2000 - Institutional Shares (commenced Dec. 15, 1999)	10.00	0.09	0.31	0.40	—	10.40
2000 - Service Shares (commenced Dec. 15, 1999)	10.00	0.07	0.31	0.38	—	10.38

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

d	Includes the effect of mortgage dollar roll transactions.

APPENDIX B

						Ratios assuming
						no expense reductions

				Ratio of net				Ratio of net
	Net assets	Ratio of net		investment		Ratio of		investment
	at end of	expenses		income (loss)		expenses		income (loss)	Portfolio
Total	period	to average		to average		to average		to average	turnover
return[a]	(in 000s)	net assets		net assets		net assets		net assets	rate

(1.21)%	$123,013	1.25%		0.73%		1.83%		0.15%	69%
(1.98)	8,830	2.00		(0.06)		2.58		(0.64)	69
(1.96)	3,636	2.00		(0.05)		2.58		(0.63)	69
(0.81)	50,740	0.85		1.09		1.43		0.51	69
(1.17)	2	1.35		0.80		1.93		0.22	69

3.90	7,181	1.25	[b]	0.84	[b]	3.30	[b]	(1.21)[b]	67
3.30	1,582	2.00	[b]	0.06	[b]	4.05	[b]	(1.99)[b]	67
3.20	850	2.00	[b]	0.15	[b]	4.05	[b]	(1.90)[b]	67
4.00	16,155	0.85	[b]	1.31	[b]	2.90	[b]	(0.74)[b]	67
3.80	2	1.35	[b]	0.95	[b]	3.40	[b]	(1.10)[b]	67

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Index

1 General Investment Management Approach

4 Fund Investment Objectives and Strategies
4	Goldman Sachs Balanced Fund
6	Goldman Sachs Growth and Income Fund
7	Goldman Sachs CORE Large Cap Value Fund
8	Goldman Sachs CORE U.S. Equity Fund
9	Goldman Sachs CORE Large Cap Growth Fund
10	Goldman Sachs CORE Small Cap Equity Fund
11	Goldman Sachs Capital Growth Fund
12	Goldman Sachs Strategic Growth Fund
13	Goldman Sachs Growth Opportunities Fund
14	Goldman Sachs Mid Cap Value Fund
15	Goldman Sachs Small Cap Value Fund
16	Goldman Sachs Large Cap Value Fund

18 Other Investment Practices and Securities

22 Principal Risks of the Funds

26 Fund Performance

39 Fund Fees and Expenses

56 Service Providers

64 Dividends

66 Shareholder Guide
66	How To Buy Shares
75	How To Sell Shares

86 Taxation

88 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

112 Appendix B Financial Highlights

Domestic Equity Funds
Prospectus (Class A, B and C Shares)

FOR MORE INFORMATION

Annual/ Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384.

To obtain other information and for shareholder inquiries:

• By telephone:	1-800-526-7384

• By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

• By e-mail:	gs-funds@gs.com

• On the Internet (text-only versions):	SEC EDGAR database – http://www.sec.gov Goldman Sachs – http://www.gs.com (Prospectus Only)

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

521412

EQDOMPROABC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Service
Shares

December 28, 2001

 GOLDMAN SACHS DOMESTIC EQUITY FUNDS

■	Goldman Sachs Balanced Fund

■	Goldman Sachs Growth and Income Fund

■	Goldman Sachs CORESM Large Cap Value Fund

■	Goldman Sachs CORESM U.S. Equity Fund

■	Goldman Sachs CORESM Large Cap Growth Fund

■	Goldman Sachs CORESM Small Cap Equity Fund

■	Goldman Sachs Capital Growth Fund

■	Goldman Sachs Strategic Growth Fund

■	Goldman Sachs Growth Opportunities Fund

■	Goldman Sachs Mid Cap Value Fund

■	Goldman Sachs Small Cap Value Fund

■	Goldman Sachs Large Cap Value Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the “Investment Adviser.”

VALUE STYLE FUNDS

Goldman Sachs’ Value Investment Philosophy:
Through intensive, hands-on research our portfolio team seeks to identify:

1.	Well-positioned businesses that have:

■	Attractive returns on capital.
■	Sustainable earnings and cash flow.
■	Strong company management focused on long-term returns to shareholders.

2.	Attractive valuation opportunities where:

■	The intrinsic value of the business is not reflected in the stock price.

Business quality, conservative valuation, and thoughtful portfolio construction are the key elements of our value approach.

GROWTH STYLE FUNDS

Goldman Sachs’ Growth Investment Philosophy:

1.	Invest as if buying the company/business, not simply trading its stock:

■	Understand the business, management, products and competition.
■	Perform intensive, hands-on fundamental research.
■	Seek businesses with strategic competitive advantages.
■	Over the long-term, expect each company’s stock price ultimately to track the growth in the value of the business.

1

2.	Buy high-quality growth businesses that possess strong business franchises, favorable long-term prospects and excellent management.

3.	Purchase superior long-term growth companies at a favorable price—seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

Growth companies have earnings expectations that exceed those of the stock market as a whole.

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection
The CORE Funds use the Goldman Sachs’ proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in each Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Research (What do fundamental analysts think about the company and its prospects?)
■	Value (How is the company priced relative to fundamental accounting measures?)
■	Momentum (What are medium-term price trends? How has the price responded to new information?)
■	Profitability (What is the company’s margin on sales? How efficient are its operations?)
■	Earnings Quality (Were earnings derived from sustainable (cash-based) sources?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

II. CORE Portfolio Construction
A proprietary risk model, which is intended to identify and measure risk as accurately as possible, includes all the above factors used in the return model to select stocks, as well as several other factors associated with risk but not return. In

2

GENERAL INVESTMENT MANAGEMENT APPROACH

this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark, and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund’s benchmark.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

3

Fund Investment Objectives
and Strategies

Goldman Sachs Balanced Fund

FUND FACTS

Objective:	Long-term growth of capital and current income

Benchmarks:	S&P 500® Index and Lehman Brothers Aggregate Bond Index

Investment Focus:	Large-cap U.S. equity investments and fixed-income securities

Investment Style:	Asset Allocation, with growth and value (blend) equity components

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through equity investments. The Fund seeks to provide current income through investment in fixed-income securities (bonds).

PRINCIPAL INVESTMENT STRATEGIES

Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund’s intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund’s assets invested in fixed-income securities.

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Although the Fund’s equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its Total Assets in foreign equity investments, including issuers in countries with emerging markets or economies (“emerging countries”) and equity investments quoted in foreign currencies. A portion of the Fund’s portfolio of equity investments may be selected primarily to provide current income (including interests in real estate investment trusts (“REITs”), convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

Fixed Income Securities. The Fund invests at least 25% of its Total Assets in fixed-income senior securities. The remainder of the Fund’s assets are invested in other fixed-income securities and cash.

The Fund’s fixed-income securities primarily include:

■	Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
■	Securities issued by corporations, banks and other issuers
■	Mortgage-backed and asset-backed securities

The Fund may also invest up to 10% of its Total Assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.
5

Goldman Sachs
Growth and Income Fund

FUND FACTS

Objective:	Long-term growth of capital and growth of income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments with an emphasis on undervalued stocks

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and growth of income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may also invest up to 35% of its Total Assets in fixed-income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

6

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Growth Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	Russell 1000® Value Index

Investment Focus:	Diversified portfolio of equity investments in large-cap U.S. issuers selling at low to modest valuations

Investment Style:	Quantitative, applied to large-cap value stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

7

Goldman Sachs
CORE U.S. Equity Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

   PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

8

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Growth Fund

FUND FACTS

Objective:	Long-term growth of capital; dividend income is a secondary consideration

Benchmark:	Russell 1000® Growth Index

Investment Focus:	Large-cap, growth-oriented U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Growth Index is currently between $206.7 million and $365.5 billion.

The Investment Adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

9

Goldman Sachs
CORE Small Cap Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Index

Investment Focus:	Equity investments in small-cap U.S. companies

Investment Style:	Quantitative, applied to small-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in U.S. issuers which are included in the Russell 2000® Index at the time of investment.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Index is currently between $3.7 million and $2.4 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Index. The Fund seeks a portfolio consisting of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

10

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Capital Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that offer long-term capital appreciation potential

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
11

Goldman Sachs
Strategic Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that are considered to be strategically positioned for consistent long-term growth

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
12

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth Opportunities Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P Midcap 400 Index

Investment Focus:	U.S. equity investments that offer long-term capital appreciation potential with a primary focus on mid-cap companies

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
13

Goldman Sachs
Mid Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Russell Midcap® Value Index

Investment Focus:	Mid-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently between $250 million and $15 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

14

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Small Cap Value Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Value Index

Investment Focus:	Small-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Value Index is currently between $12 million and $3 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

15

Goldman Sachs
Large Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Russell 1000® Value Index

Investment Focus:	Large-cap U.S. equity investments that are believed to be undervalued

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities quoted in foreign currencies.

Other. The Fund may invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

16

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17

Other Investment Practices

and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these tech-niques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual/ semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities
lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and		Growth	CORE	CORE
strategies of the Fund	Balanced	and Income	Large Cap	U.S. Equity
— Not permitted	Fund	Fund	Value Fund	Fund

Investment Practices
Borrowings	33 1/3	33 1/3	33 1/3	33 1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps*	15	—	—	—
Cross Hedging of Currencies	•	•	•	•
Custodial Receipts	•	•	•	•
Equity Swaps*	15	15	15	15
Foreign Currency Transactions**	•[1]	•	•	•
Futures Contracts and Options on Futures Contracts	•	•	•[2]	•[3]
Interest Rate Caps, Floors and Collars	•	—	—	—
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10	10	10	10
Loan Participations	•	—	—	—
Mortgage Dollar Rolls	•	—	—	—
Options on Foreign Currencies[4]	•	•	•	•
Options on Securities and Securities Indices[5]	•	•	•	•
Repurchase Agreements	•	•	•	•
Reverse Repurchase Agreements (for investment purposes)	•	—	—	—
Securities Lending	33 1/3	33 1/3	33 1/3	33 1/3
Short Sales Against the Box	25	25	—	—
Unseasoned Companies	•	•	•	•
Warrants and Stock Purchase Rights	•	•	•	•
When-Issued Securities and Forward Commitments	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

**	Limited by the amount the Fund invests in foreign securities.

[1]	The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
[2]	The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity Funds may enter into futures transactions only with respect to a representative index.

[3]	The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

[4]	The Funds may purchase and sell call and put options.
[5]	The Funds may sell covered call and put options and purchase call and put options.

18

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
15	15	15	15	15	15	15	15
•	•	•	•	•	•	•	•
•[2]	•[2]	•	•	•	•	•	•
—	—	—	—	—	—	—	—
10	10	10	10	10	10	10	10
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	25	25	25	25	25	25
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•

19

10 Percent of total assets (excluding securities
lending collateral) (italic type)
10 Percent of net assets (including borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and		Growth		CORE	CORE
strategies of the Fund	Balanced	and Income		Large Cap	U.S. Equity
— Not permitted	Fund	Fund		Value Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•		•[6]	•[6]
Asset-Backed and Mortgage-Backed Securities[7]	•	•		—	—
Bank Obligations[7]	•	•		•	•
Convertible Securities[8]	•	•		•	•
Corporate Debt Obligations[7]	•	•		•[9]	•[9]
Equity Investments	45-65	65	+	80+	90+
Emerging Country Securities	10[10]	25	[10]	—	—
Fixed Income Securities[11]	35-45 [12]	35		20[9]	10 [9]
Foreign Securities	10[10]	25	[10]	•[15]	•[15]
Foreign Government Securities[7]	•	—		—	—
Municipal Securities	•	—		—	—
Non-Investment Grade Fixed Income Securities	10[16]	10	[17]	—	—
Real Estate Investment Trusts	•	•		•	•
Stripped Mortgage Backed Securities[7]	•	—		—	—
Structured Securities*	•	•		•	•
Temporary Investments	100	100		35	35
U.S. Government Securities[7]	•	•		•	•
Yield Curve Options and Inverse Floating Rate Securities	•	—		—	—

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[6]	The CORE Funds may not invest in European Depositary Receipts.
[7]	Limited by the amount the Fund invests in fixed-income securities.
[8]	Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor’s Service, Inc. (“Moody’s”). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
[9]	Cash equivalents only.

[10]	The Balanced, Growth and Income, Capital Growth, Strategic Growth and Growth Opportunities Funds may invest in the aggregate up to 10%, 25%, 10%, 10% and 10%, respectively, of their Total Assets in foreign securities, including emerging country securities. The Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 25% of their Net Assets in foreign securities including emerging country securities.

[11]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s).

[12]	The Balanced Fund invests at least 25% of its Total Assets in fixed-income senior securities; the remainder may be invested in other fixed-income securities and cash.

[13]	The Mid Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap Value Index at the time of investment; and (2) fixed-income securities.

[14]	The Small Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment; and (2) fixed-income securities.

20

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

•[6]	•[6]	•	•	•	•	•	•
—	—	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•[9]	•[9]	•	•	•	•	•	•
80+	80+	90+	90+	90+	80+	80+	80+
—	—	10 [10]	10[10]	10[10]	25 [10]	25[10]	—
20[9]	20[9]	•	•	•	20 [13]	20[14]	20
•[15]	•[15]	10 [10]	10[10]	10[10]	25 [10]	25[10]	25
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	10 [17]	10[17]	10[17]	10 [18]	20[17]	10[17]
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
35	35	100	100	100	100	100	100
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—

[15]	Equity securities of foreign issuers must be traded in the United States.

[16]	Must be at least BB or B by Standard & Poor’s or Ba or B by Moody’s at the time of investment.

[17]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

[18]	Must be B or higher by Standard & Poor’s or B or higher by Moody’s at the time of investment.

21

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

			CORE		CORE	CORE
		Growth	Large	CORE	Large	Small
		and	Cap	U.S.	Cap	Cap
• Applicable	Balanced	Income	Value	Equity	Growth	Equity
— Not applicable	Fund	Fund	Fund	Fund	Fund	Fund

Credit/ Default	•	•	•	•	•	•
Foreign	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•
Small Cap	—	—	—	—	—	•
Stock	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•
Management	•	•	•	•	•	•
Market	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•
Initial Public Offering (“IPO”)	—	—	—	—	—	—

22

PRINCIPAL RISKS OF THE FUNDS

			Mid	Small	Large
Capital	Strategic	Growth	Cap	Cap	Cap
Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund

•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	—	—	•	•	—
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	•	—	•	•	•

23

All Funds:

■	Credit/ Default Risk— The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Foreign Risk— The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Emerging Countries Risk— The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Derivatives Risk— The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Interest Rate Risk— The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk— The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk— The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market

24

PRINCIPAL RISKS OF THE FUNDS

conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

Specific Funds:

■	Small Cap Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk— The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

25

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Service Shares from year to year; and (b) how the average annual total returns of a Fund’s Service Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
26

FUND PERFORMANCE

Balanced Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -8.96%. Best Quarter* Q4 ’99 +8.14% Worst Quarter* Q3 ’98 -8.76%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 8/15/97)	-0.73%	3.78%
S&P 500® Index**	-9.08%	12.60%
Lehman Brothers Aggregate Bond Index***	11.59%	10.46%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

***	The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any deduction for fees or expenses.

27

Growth and Income Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -17.60%. Best Quarter* Q2 ’97 +15.16% Worst Quarter* Q3 ’98 -16.98%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 3/6/96)	-6.38%	7.55%
S&P 500® Index**	-9.08%	17.59%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

28

FUND PERFORMANCE

CORE Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -11.68%. Best Quarter* Q2 ’99 +10.38% Worst Quarter* Q3 ’99 -8.53%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 12/31/98)	4.12%	6.38%
Russell 1000® Value Index**	7.00%	7.17%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

29

CORE U.S. Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -19.47%. Best Quarter* Q4 ’98 +21.46% Worst Quarter* Q3 ’98 -14.68%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 6/7/96)	-9.99%	15.52%
S&P 500® Index**	-9.08%	17.64%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

30

FUND PERFORMANCE

CORE Large Cap Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -30.82%. Best Quarter* Q4 ’98 +25.52% Worst Quarter* Q4 ’00 -21.82%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 5/1/97)	-22.48%	14.90%
Russell 1000® Growth Index**	-22.37%	16.34%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

31

CORE Small Cap Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -14.93%. Best Quarter* Q4 ’99 +15.28% Worst Quarter* Q3 ’98 -24.34%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 8/15/97)	2.61%	5.90%
Russell 2000® Index**	-3.02%	6.11%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index figures do not reflect any deduction for fees or expenses.

32

FUND PERFORMANCE

Capital Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -23.08%. Best Quarter* Q4 ’98 +24.32% Worst Quarter* Q3 ’98 -11.51%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 8/15/97)	-7.82%	16.44%
S&P 500® Index**	-9.08%	12.60%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

33

Strategic Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -24.73%. Best Quarter* Q1 ’00 +1.42% Worst Quarter* Q4 ’00 -7.85%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 5/24/99)	-7.30%	6.82%
S&P 500® Index**	-9.08%	0.31%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

34

FUND PERFORMANCE

Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -15.55%. Best Quarter* Q1 ’00 +16.30% Worst Quarter* Q4 ’00 +0.68%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 5/24/99)	25.66%	50.73%
S&P Midcap 400 Index**	17.45%	17.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P Midcap 400 Index is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

35

Mid Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -1.16%. Best Quarter* Q2 ’99 +21.13% Worst Quarter* Q3 ’98 -20.81%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 7/18/97)	31.34%	7.58%
Russell Midcap® Value Index**	19.13%	10.41%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

36

FUND PERFORMANCE

Small Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was +3.16%. Best Quarter* Q2 ’99 +30.02% Worst Quarter* Q3 ’98 -32.23%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 8/15/97)	31.75%	4.74%
Russell 2000® Value Index**	22.74%	6.86%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

37

Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Service Shares for the 9-month period ended September 30, 2001 was -12.11%. Best Quarter* Q3 ’00 +8.57% Worst Quarter* Q2 ’00 -2.12%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Service Shares (Inception 12/15/99)	10.07%	9.61%
Russell 1000® Value Index**	7.00%	8.63%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of the 1,000 largest ranking U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

38

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39

Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you would pay if you buy and hold Service Shares of a Fund.

		Growth	CORE	CORE
		and	Large Cap	U.S.
	Balanced	Income	Value	Equity
	Fund	Fund	Fund	Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.65%	0.70%	0.60%	0.75%
Other Expenses	0.79%	0.61%	0.67%	0.58%
Service Fees[3]	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%
All Other Expenses[4]	0.29%	0.11%	0.17%	0.08%

Total Fund Operating Expenses*	1.44%	1.31%	1.27%	1.33%

See page 42 for all other footnotes.

*	As a result of current waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

		Growth	CORE	CORE
		and	Large Cap	U.S.
	Balanced	Income	Value	Equity
	Fund	Fund	Fund	Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.65%	0.70%	0.60%	0.70%
Other Expenses	0.60%	0.59%	0.60%	0.54%
Service Fees[3]	0.25%	0.25%	0.25%	0.25%
Shareholder Administration Fees	0.25%	0.25%	0.25%	0.25%
All Other Expenses[4]	0.10%	0.09%	0.10%	0.04%

Total Fund Operating Expenses (after current waivers and expense limitations)	1.25%	1.29%	1.20%	1.24%

40

FUND FEES AND EXPENSES

CORE	CORE
Large Cap	Small Cap	Capital	Strategic	Growth	Mid Cap	Small Cap	Large Cap
Growth	Equity	Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None

0.75%	0.85%	1.00%	1.00%	1.00%	0.75%	1.00%	0.75%
0.59%	0.84%	0.56%	0.77%	0.64%	0.67%	0.70%	1.18%
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
0.09%	0.34%	0.06%	0.27%	0.14%	0.17%	0.20%	0.68%

1.34%	1.69%	1.56%	1.77%	1.64%	1.42%	1.70%	1.93%

CORE	CORE
Large Cap	Small Cap	Capital	Strategic	Growth	Mid Cap	Small Cap	Large Cap
Growth	Equity	Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

0.70%	0.85%	1.00%	1.00%	1.00%	0.75%	1.00%	0.75%

0.56%	0.58%	0.54%	0.54%	0.64%	0.64%	0.60%	0.60%
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
0.06%	0.08%	0.04%	0.04%	0.14%	0.14%	0.10%	0.10%

1.26%	1.43%	1.54%	1.54%	1.64%	1.39%	1.60%	1.35%

41

Fund Fees and Expenses continued

[1]	The Funds’ annual operating expenses are based on actual expenses.
[2]	The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.05%, respectively, of such Funds’ average daily net assets. As a result of fee waivers, the current management fees of the CORE U.S. Equity Fund and CORE Large Cap Growth Fund are 0.70% and 0.70%, respectively, of such Funds’ average daily net assets. The waivers may be terminated at any time at the option of the Investment Adviser.
[3]	Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

[4]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “All Other Expenses” (excluding management fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

Balanced	0.06%
Growth and Income	0.05%
CORE Large Cap Value	0.06%
CORE U.S. Equity	0.00%
CORE Large Cap Growth	0.02%
CORE Small Cap Equity	0.04%
Capital Growth	0.00%
Strategic Growth	0.00%
Growth Opportunities	0.11%
Mid Cap Value	0.10%
Small Cap Value	0.06%
Large Cap Value	0.06%
42

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

Balanced	$147	$456	$787	$1,724

Growth and Income	$133	$415	$718	$1,579

CORE Large Cap Value	$129	$403	$697	$1,534

CORE U.S. Equity	$135	$421	$729	$1,601

CORE Large Cap Growth	$136	$425	$734	$1,613

CORE Small Cap Equity	$172	$533	$918	$1,998

Capital Growth	$159	$493	$850	$1,856

Strategic Growth	$180	$557	$959	$2,084

Growth Opportunities	$167	$517	$892	$1,944

Mid Cap Value	$145	$449	$776	$1,702

Small Cap Value	$173	$536	$923	$2,009

Large Cap Value	$196	$606	$1,042	$2,254

Service Organizations that invest in Service Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations that invest in Service Shares may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Balanced Growth and Income CORE Large Cap Value CORE Large Cap Growth CORE Small Cap Equity Strategic Growth Growth Opportunities Mid Cap Value Small Cap Value Large Cap Value

Goldman Sachs Funds Management, L.P. (“GSFM”) 32 Old Slip New York, New York 10005	CORE U.S. Equity Capital Growth

GSAM and GSFM are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSFM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

44

SERVICE PROVIDERS

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
	Contractual	Year Ended
	Rate	August 31, 2001

GSAM:

Balanced	0.65%	0.65%

Growth and Income	0.70%	0.70%

CORE Large Cap Value	0.60%	0.60%

CORE Large Cap Growth	0.75%	0.70%

CORE Small Cap Equity	0.85%	0.85%

Strategic Growth	1.00%	1.00%

Growth Opportunities	1.00%	1.00%

Mid Cap Value	0.75%	0.75%

Small Cap Value	1.00%	1.00%

Large Cap Value	0.75%	0.75%

GSFM:

CORE U.S. Equity	0.75%	0.70%

Capital Growth	1.00%	1.00%

45

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 19-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

Value Team

■	Twelve portfolio managers/analysts with over 100 years of combined financial experience comprise the Investment Adviser’s value investment team
■	Multi-sector focus provides a balanced perspective and in-depth industry knowledge
■	Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

________________________________________________________________________________

Value Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Eileen A. Aptman Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 1996 1997	Ms. Aptman joined the Investment Adviser as a research analyst in 1993. She became a portfolio manager in 1996.

Andew Braun Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Braun joined the Investment Adviser as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001.

46

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Sally Pope Davis Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Ms. Davis joined the Investment Adviser as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.

Sean Gallagher Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Stephen L. Korn Associate	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Mr. Korn joined the Investment Adviser as a research analyst in June 1999. From January 1999 to June 1999, he was an equity research analyst at Gabelli & Company, Inc. From July 1995 to July 1998, he was a consultant at Andersen Consulting LLP in the Telecommunications Group.

Chip Otness Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2000 2000	Mr. Otness joined the Investment Adviser as a portfolio manager in 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

Lisa Parisi Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Ms. Parisi joined the Investment Adviser as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

Eileen Rominger Managing Director	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 1999 1999 1999 1999	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

47

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

________________________________________________________________________________

Quantitative Equity Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE Large Cap Value CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity	Since 1998 1998 1998 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1991 1997 1997 1998	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1996 1997 1997 1998	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

Growth Investment Team

■	21-year consistent investment style applied through diverse and complete market cycles

■	More than $16 billion in equities currently under management

■	More than 300 client account relationships

■	A portfolio management and analytical team with more than 250 years combined investment experience

________________________________________________________________________________

Growth Investment Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Steven M. Barry Managing Director	Senior Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

48

SERVICE PROVIDERS

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Kenneth T. Berents Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2000 2000 2000 2000	Mr. Berents joined the Investment Adviser as a portfolio manager in 2000. From 1992 to 1999, he was Director of Research and head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ehlers joined the Investment Adviser as a senior portfolio manager and Chief Investment Officer of the Growth team in 1997. From 1981 to 1997, he was the Chief Investment Officer and Chairman of Liberty and its predecessor firm, Eagle.

Gregory H. Ekizian Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ekizian joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar Vice President	Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Andrew F. Pyne Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2001 2001 2001 2001	Mr. Pyne joined the Investment Adviser as a product manager in 1997. He became a portfolio manager in August 2001. From 1992 to 1997, he was a product manager at Van Kampen Investments.

David G. Shell Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Ernest C. Segundo, Jr. Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Segundo joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

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Fixed-Income Portfolio Management Team

■	Fixed-income portfolio management is comprised of a deep team of sector specialists
■	The team strives to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation

■	The team manages approximately $57.6 billion in fixed-income assets for retail, institutional and high net worth clients

________________________________________________________________________________

Fixed-Income Portfolio Management Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Jonathan A. Beinner Chief Investment Officer, Fixed-Income Portfolio Management	Senior Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Beinner joined the Investment Adviser in 1990 as a portfolio manager.

James B. Clark Managing Director Co-Head U.S. Fixed-Income	Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs

50

SERVICE PROVIDERS

and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
51

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment company taxable income and distributions from net capital gains are declared and paid as follows:

Capital
	Investment	Gains
Fund	Income Dividends	Distributions

Balanced	Quarterly	Annually

Growth and Income	Quarterly	Annually

CORE Large Cap Value	Quarterly	Annually

CORE U.S. Equity	Annually	Annually

CORE Large Cap Growth	Annually	Annually

CORE Small Cap Equity	Annually	Annually

Capital Growth	Annually	Annually

Strategic Growth	Annually	Annually

Growth Opportunities	Annually	Annually

Mid Cap Value	Annually	Annually

Small Cap Value	Annually	Annually

Large Cap Value	Annually	Annually

52

DIVIDENDS

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

53

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Service Shares.

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Funds?

Generally, Service Shares may be purchased only through institutions that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. These institutions are called “Service Organizations.” Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, Service Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged. Purchases of Service Shares must be settled within three business days of receipt of a complete purchase order.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.
54

SHAREHOLDER GUIDE

What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in Service Shares:

■	Personal and account maintenance services; and

■	Shareholder administration services.

Personal and account maintenance services include:

■	Providing facilities to answer inquiries and respond to correspondence with the Service Organization’s customers

■	Acting as liaison between the Service Organization’s customers and the Trust

■	Assisting customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services include:

■	Acting, directly or through an agent, as the sole shareholder of record

■	Maintaining account records for customers

■	Processing orders to purchase, redeem and exchange shares for customers

■	Processing payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

■	Service Organizations or intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Funds that are attributable to or held in the name of the Service Organization for its customers.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge

55

to the Funds, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?
The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.
■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Service Shares is the Fund’s next determined NAV. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

56

SHAREHOLDER GUIDE

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Funds?
Generally, Service Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its Service Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are on record).

57

A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application.

By Writing:	Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: The Funds will arrange for redemption proceeds to be wired as federal funds to the bank account designated in the recordholder’s Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

58

SHAREHOLDER GUIDE

■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Service Organization.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such intermediaries or Service Organization.

By Check: A recordholder may elect in writing to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations may set times by which they must receive redemption requests. Service Organizations may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem the Service Shares of any Service Organization whose account balance falls below $50 as a result of a redemption. The Funds will not redeem Service Shares on this basis if the value of the account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days’ prior written notice to allow a Service Organization to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV

59

in additional Service Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?
A Service Organization may exchange Service Shares of a Fund at NAV for Service Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ The recordholder name(s) and signature(s)
■ The account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirement of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

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SHAREHOLDER GUIDE

■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types Of Reports Will Be Sent Regarding Investments In Service Shares?
Service Organizations will receive from the Funds annual reports containing audited financial statements and semi-annual reports. Service Organizations will also be provided with a printed confirmation for each transaction in their account and a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Service Organizations.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

62

TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

64

APPENDIX A

investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only
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then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

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APPENDIX A

issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

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Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

68

APPENDIX A

and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social

69

unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

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APPENDIX A

A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments,

71

domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

72

APPENDIX A

number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

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Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

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APPENDIX A

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased

75

by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

76

APPENDIX A

■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

77

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities

78

APPENDIX A

convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.™ The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®.
79

The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the

80

APPENDIX A

parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide

81

an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

82

APPENDIX A

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experience a loss. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

Yield Curve Options. Certain Funds may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

83

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit

84

APPENDIX A

losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial

85

paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

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87

Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Fund’s financial statements, is included in the Funds’ annual report (available upon request). The information for all periods prior to the period ended August 31, 2000 has been audited by the Funds’ previous independent accountants.

BALANCED FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$21.42	$0.54	[c]	$(2.62)	$(2.08)
2001 - Class B Shares	21.27	0.39	[c]	(2.60)	(2.21)
2001 - Class C Shares	21.25	0.39	[c]	(2.60)	(2.21)
2001 - Institutional Shares	21.46	0.62	[c]	(2.62)	(2.00)
2001 - Service Shares	21.41	0.55	[c]	(2.65)	(2.10)

2000 - Class A Shares	20.38	0.60	[c]	1.75	2.35
2000 - Class B Shares	20.26	0.45	[c]	1.73	2.18
2000 - Class C Shares	20.23	0.45	[c]	1.74	2.19
2000 - Institutional Shares	20.39	0.71	[c]	1.75	2.46
2000 - Service Shares	20.37	0.59	[c]	1.74	2.33

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	20.48	0.32		(0.19)	0.13
1999 - Class B Shares	20.37	0.22		(0.18)	0.04
1999 - Class C Shares	20.34	0.23		(0.19)	0.04
1999 - Institutional Shares	20.48	0.53		(0.35)	0.18
1999 - Service Shares	20.47	1.22		(1.14)	0.08

For The Years Ended January 31,
1999 - Class A Shares	20.29	0.58		0.20	0.78
1999 - Class B Shares	20.20	0.41		0.21	0.62
1999 - Class C Shares	20.17	0.41		0.21	0.62
1999 - Institutional Shares	20.29	0.64		0.20	0.84
1999 - Service Shares	20.28	0.53		0.21	0.74

1998 - Class A Shares	18.78	0.57		2.66	3.23
1998 - Class B Shares	18.73	0.50		2.57	3.07
1998 - Class C Shares (commenced August 15, 1997)	21.10	0.25		0.24	0.49
1998 - Institutional Shares (commenced August 15, 1997)	21.18	0.26		0.32	0.58
1998 - Service Shares (commenced August 15, 1997)	21.18	0.22		0.32	0.54

1997 - Class A Shares	17.31	0.66		2.47	3.13
1997 - Class B Shares (commenced May 1, 1996)	17.46	0.42		2.34	2.76

See page 132 for all footnotes.

88

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.74)	$—	$(0.26)	$(1.00)	$18.34	(9.95)%	$109,350	1.15%
(0.59)	—	(0.26)	(0.85)	18.21	(10.62)	28,316	1.90
(0.59)	—	(0.26)	(0.85)	18.19	(10.63)	7,113	1.90
(0.82)	—	(0.26)	(1.08)	18.38	(9.56)	2,379	0.75
(0.70)	—	(0.26)	(0.96)	18.35	(10.06)	16	1.25

(0.50)	—	(0.81)	(1.31)	21.42	12.00	135,632	1.12
(0.36)	—	(0.81)	(1.17)	21.27	11.17	33,759	1.87
(0.36)	—	(0.81)	(1.17)	21.25	11.23	8,658	1.87
(0.58)	—	(0.81)	(1.39)	21.46	12.59	2,509	0.72
(0.48)	—	(0.81)	(1.29)	21.41	11.89	17	1.22

(0.23)	—	—	(0.23)	20.38	0.62	169,395	1.10	[b]
(0.15)	—	—	(0.15)	20.26	0.20	40,515	1.85	[b]
(0.15)	—	—	(0.15)	20.23	0.18	11,284	1.85	[b]
(0.27)	—	—	(0.27)	20.39	0.86	2,361	0.70	[b]
(0.18)	—	—	(0.18)	20.37	0.39	15	1.20	[b]

(0.59)	—	—	(0.59)	20.48	3.94	192,453	1.04
(0.45)	—	—	(0.45)	20.37	3.15	43,926	1.80
(0.45)	—	—	(0.45)	20.34	3.14	14,286	1.80
(0.65)	—	—	(0.65)	20.48	4.25	8,010	0.73
(0.55)	—	—	(0.55)	20.47	3.80	490	1.23

(0.56)	—	(1.16)	(1.72)	20.29	17.54	163,636	1.00
(0.42)	(0.02)	(1.16)	(1.60)	20.20	16.71	23,639	1.76
(0.22)	(0.04)	(1.16)	(1.42)	20.17	2.49	8,850	1.77	[b]
(0.23)	(0.08)	(1.16)	(1.47)	20.29	2.93	8,367	0.76	[b]
(0.22)	(0.06)	(1.16)	(1.44)	20.28	2.66	16	1.26	[b]

(0.66)	—	(1.00)	(1.66)	18.78	18.59	81,410	1.00
(0.42)	(0.07)	(1.00)	(1.49)	18.73	16.22	2,110	1.75	[b]

89

BALANCED FUND (continued)

			Ratios assuming
			no expense reductions

	Ratio of				Ratio of
	net				net
	investment		Ratio of		investment
	income		expenses		income		Portfolio
	to average		to average		to average		turnover
	net assets		net assets		net assets		rate[d]

For The Years Ended August 31,
2001 - Class A Shares	2.78%		1.34%		2.59%		187%
2001 - Class B Shares	2.03		2.09		1.84		187
2001 - Class C Shares	2.03		2.09		1.84		187
2001 - Institutional Shares	3.18		0.94		2.99		187
2001 - Service Shares	2.84		1.44		2.65		187

2000 - Class A Shares	2.94		1.29		2.77		154
2000 - Class B Shares	2.19		2.04		2.02		154
2000 - Class C Shares	2.19		2.04		2.02		154
2000 - Institutional Shares	3.46		0.89		3.29		154
2000 - Service Shares	2.86		1.39		2.69		154

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	2.58	[b]	1.32	[b]	2.36	[b]	90
1999 - Class B Shares	1.83	[b]	2.07	[b]	1.61	[b]	90
1999 - Class C Shares	1.84	[b]	2.07	[b]	1.62	[b]	90
1999 - Institutional Shares	2.96	[b]	0.92	[b]	2.74	[b]	90
1999 - Service Shares	2.46	[b]	1.42	[b]	2.24	[b]	90

For The Years Ended January 31,
1999 - Class A Shares	2.90		1.45		2.49		175
1999 - Class B Shares	2.16		2.02		1.94		175
1999 - Class C Shares	2.17		2.02		1.95		175
1999 - Institutional Shares	3.22		0.95		3.00		175
1999 - Service Shares	2.77		1.45		2.55		175

1998 - Class A Shares	2.94		1.57		2.37		190
1998 - Class B Shares	2.14		2.07		1.83		190
1998 - Class C Shares (commenced August 15, 1997)	2.13	[b]	2.08	[b]	1.82	[b]	190
1998 - Institutional Shares (commenced August 15, 1997)	3.13	[b]	1.07	[b]	2.82	[b]	190
1998 - Service Shares (commenced August 15, 1997)	2.58	[b]	1.57	[b]	2.27	[b]	190

1997 - Class A Shares	3.76		1.77		2.99		208
1997 - Class B Shares (commenced May 1, 1996)	2.59	[b]	2.27	[b]	2.07	[b]	208

90

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91

GROWTH AND INCOME FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$24.78	$0.01 [c]	$(5.13)	$(5.12)
2001 - Class B Shares	24.42	(0.15)[c]	(5.04)	(5.19)
2001 - Class C Shares	24.37	(0.15)[c]	(5.03)	(5.18)
2001 - Institutional Shares	24.91	0.11 [c]	(5.18)	(5.07)
2001 - Service Shares	24.77	(0.01)[c]	(5.13)	(5.14)

2000 - Class A Shares	24.68	0.07 [c]	1.44	1.51
2000 - Class B Shares	24.46	(0.10)[c]	1.42	1.32
2000 - Class C Shares	24.41	(0.09)[c]	1.40	1.31
2000 - Institutional Shares	24.72	0.16 [c]	1.49	1.65
2000 - Service Shares	24.68	0.05 [c]	1.44	1.49

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	24.33	0.19	0.31	0.50
1999 - Class B Shares	24.13	0.08	0.31	0.39
1999 - Class C Shares	24.08	0.08	0.30	0.38
1999 - Institutional Shares	24.35	0.34	0.23	0.57
1999 - Service Shares	24.33	0.17	0.32	0.49

For The Years Ended January 31,
1999 - Class A Shares	25.93	0.20	(1.60)	(1.40)
1999 - Class B Shares	25.73	0.02	(1.58)	(1.56)
1999 - Class C Shares	25.70	0.02	(1.59)	(1.57)
1999 - Institutional Shares	25.95	0.29	(1.58)	(1.29)
1999 - Service Shares	25.92	0.17	(1.58)	(1.41)

1998 - Class A Shares	23.18	0.11	5.27	5.38
1998 - Class B Shares	23.10	0.04	5.14	5.18
1998 - Class C Shares (commenced August 15, 1997)	28.20	(0.01)	0.06	0.05
1998 - Institutional Shares	23.19	0.27	5.23	5.50
1998 - Service Shares	23.17	0.14	5.23	5.37

1997 - Class A Shares	19.98	0.35	5.18	5.53
1997 - Class B Shares (commenced May 1, 1996)	20.82	0.17	4.31	4.48
1997 - Institutional Shares (commenced June 3, 1996)	21.25	0.29	3.96	4.25
1997 - Service Shares (commenced March 6, 1996)	20.71	0.28	4.50	4.78

See page 132 for all footnotes.

92

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$—	$—	$19.66	(20.66)%	$355,205	1.19%
—	—	—	—	19.23	(21.25)	98,747	1.94
—	—	—	—	19.19	(21.22)	10,360	1.94
—	—	—	—	19.84	(20.32)	28,201	0.79
—	—	—	—	19.63	(20.75)	5,581	1.29

(0.05)	(0.03)	(1.33)	(1.41)	24.78	6.48	576,354	1.18
(0.02)	(0.01)	(1.33)	(1.36)	24.42	5.70	155,527	1.93
(0.01)	(0.01)	(1.33)	(1.35)	24.37	5.67	15,746	1.93
(0.09)	(0.04)	(1.33)	(1.46)	24.91	7.05	28,543	0.78
(0.05)	(0.02)	(1.33)	(1.40)	24.77	6.40	7,926	1.28

(0.15)	—	—	(0.15)	24.68	2.05	855,174	1.19 [b]
(0.06)	—	—	(0.06)	24.46	1.60	271,912	1.94 [b]
(0.05)	—	—	(0.05)	24.41	1.58	31,328	1.94 [b]
(0.20)	—	—	(0.20)	24.72	2.32	32,181	0.79[b]
(0.14)	—	—	(0.14)	24.68	2.01	10,008	1.29[b]

(0.19)	(0.01)	—	(0.20)	24.33	(5.40)	1,122,157	1.22
(0.04)	—	—	(0.04)	24.13	(6.07)	349,662	1.92
(0.05)	—	—	(0.05)	24.08	(6.12)	48,146	1.92
(0.30)	(0.01)	—	(0.31)	24.35	(5.00)	173,696	0.80
(0.17)	(0.01)	—	(0.18)	24.33	(5.44)	11,943	1.30

(0.11)	—	(2.52)	(2.63)	25.93	23.71	1,216,582	1.25
—	(0.03)	(2.52)	(2.55)	25.73	22.87	307,815	1.94
—	(0.03)	(2.52)	(2.55)	25.70	0.51	31,686	1.99[b]
(0.22)	—	(2.52)	(2.74)	25.95	24.24	36,225	0.83
(0.06)	(0.04)	(2.52)	(2.62)	25.92	23.63	8,893	1.32

(0.35)	(0.01)	(1.97)	(2.33)	23.18	28.42	615,103	1.22
(0.17)	(0.06)	(1.97)	(2.20)	23.10	22.23	17,346	1.93[b]
(0.30)	(0.04)	(1.97)	(2.31)	23.19	20.77	193	0.82[b]
(0.28)	(0.07)	(1.97)	(2.32)	23.17	23.87	3,174	1.32[b]

93

GROWTH AND INCOME FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	0.07%	1.21%		0.05%	40%
2001 - Class B Shares	(0.68)	1.96		(0.70)	40
2001 - Class C Shares	(0.68)	1.96		(0.70)	40
2001 - Institutional Shares	0.49	0.81		0.47	40
2000 - Service Shares	(0.03)	1.31		(0.05)	40

2000 - Class A Shares	0.31	1.18		0.31	87
2000 - Class B Shares	(0.41)	1.93		(0.41)	87
2000 - Class C Shares	(0.40)	1.93		(0.40)	87
2000 - Institutional Shares	0.69	0.78		0.69	87
2000 - Service Shares	0.20	1.28		0.20	87

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.26[b]	1.20[b]		1.25[b]	55
1999 - Class B Shares	0.51[b]	1.95[b]		0.50[b]	55
1999 - Class C Shares	0.51[b]	1.95[b]		0.50[b]	55
1999 - Institutional Shares	1.72[b]	0.80[b]		1.71[b]	55
1999 - Service Shares	1.16[b]	1.30[b]		1.15[b]	55

For The Years Ended January 31,
1999 - Class A Shares	0.78	1.32		0.68	126
1999 - Class B Shares	0.09	1.92		0.09	126
1999 - Class C Shares	0.10	1.92		0.10	126
1999 - Institutional Shares	1.25	0.80		1.25	126
1999 - Service Shares	0.72	1.30		0.72	126

1998 - Class A Shares	0.43	1.42		0.26	62
1998 - Class B Shares	(0.35)	1.94		(0.35)	62
1998 - Class C Shares (commenced August 15, 1997)	(0.48)[b]	1.99	[b]	(0.48)[b]	62
1998 - Institutional Shares	0.76	0.83		0.76	62
1998 - Service Shares	0.32	1.32		0.32	62

1997 - Class A Shares	1.60	1.43		1.39	53
1997 - Class B Shares (commenced May 1, 1996)	0.15 [b]	1.93	[b]	0.15 [b]	53
1997 - Institutional Shares (commenced June 3, 1996)	1.36 [b]	0.82	[b]	1.36 [b]	53
1997 - Service Shares (commenced March 6, 1996)	0.94 [b]	1.32	[b]	0.94 [b]	53

94

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95

CORE LARGE CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$10.81	$0.07	[c]	$(0.42)	$(0.35)
2001 - Class B Shares	10.75	(0.01)[c]		(0.42)	(0.43)
2001 - Class C Shares	10.76	(0.01)[c]		(0.42)	(0.43)
2001 - Institutional Shares	10.82	0.11	[c]	(0.43)	(0.32)
2001 - Service Shares	10.81	0.06	[c]	(0.42)	(0.36)

2000 - Class A Shares	10.55	0.12	[c]	0.36	0.48
2000 - Class B Shares	10.50	0.05	[c]	0.36	0.41
2000 - Class C Shares	10.51	0.04	[c]	0.37	0.41
2000 - Institutional Shares	10.55	0.16	[c]	0.37	0.53
2000 - Service Shares	10.55	0.11	[c]	0.36	0.47

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	10.15	0.04		0.40	0.44
1999 - Class B Shares	10.15	0.01		0.36	0.37
1999 - Class C Shares	10.15	0.01		0.37	0.38
1999 - Institutional Shares	10.16	0.06		0.38	0.44
1999 - Service Shares	10.16	0.02		0.40	0.42

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15
1999 - Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16
1999 - Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16

See page 132 for all footnotes.

96

APPENDIX B

Distributions to
shareholders

					Net			Ratio of
					assets	Ratio of		net investment
From net			Net asset		at end of	net expenses		income (loss)
investment	From net	Total	value, end	Total	period	to average		to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.09)	$(0.06)	$(0.15)	$10.31	(3.32)%	$89,861	1.10%		0.64%
(0.02)	(0.06)	(0.08)	10.24	(4.08)	22,089	1.85		(0.11)
(0.02)	(0.06)	(0.08)	10.25	(4.07)	15,222	1.85		(0.11)
(0.13)	(0.06)	(0.19)	10.31	(3.03)	132,684	0.70		1.04
(0.08)	(0.06)	(0.14)	10.31	(3.43)	56	1.20		0.52

(0.10)	(0.12)	(0.22)	10.81	4.68	100,972	1.06		1.14

(0.04)	(0.12)	(0.16)	10.75	3.96	19,069	1.81		0.44

(0.04)	(0.12)	(0.16)	10.76	3.97	11,178	1.81		0.45

(0.14)	(0.12)	(0.26)	10.82	5.20	175,493	0.66		1.54

(0.09)	(0.12)	(0.21)	10.81	4.60	12	1.16		1.07

(0.04)	—	(0.04)	10.55	4.31	91,072	1.04	[b]	0.87	[b]

(0.02)	—	(0.02)	10.50	3.68	14,464	1.79	[b]	0.05	[b]

(0.02)	—	(0.02)	10.51	3.73	8,032	1.79	[b]	0.09	[b]

(0.05)	—	(0.05)	10.55	4.35	189,540	0.64	[b]	1.29	[b]

(0.03)	—	(0.03)	10.55	4.11	13	1.14	[b]	0.72	[b]

—	—	—	10.15	1.50	6,665	1.08	[b]	1.45	[b]

—	—	—	10.15	1.50	340	1.82	[b]	0.84	[b]

—	—	—	10.15	1.50	268	1.83	[b]	0.70	[b]

—	—	—	10.16	1.60	53,396	0.66	[b]	1.97	[b]

—	—	—	10.16	1.60	2	1.16	[b]	2.17	[b]

97

CORE LARGE CAP VALUE FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.17%		0.57%	70%
2001 - Class B Shares	1.92		(0.18)	70
2001 - Class C Shares	1.92		(0.18)	70
2001 - Institutional Shares	0.77		0.97	70
2001 - Service Shares	1.27		0.45	70

2000 - Class A Shares	1.17		1.03	83
2000 - Class B Shares	1.92		0.33	83
2000 - Class C Shares	1.92		0.34	83
2000 - Institutional Shares	0.77		1.43	83
2000 - Service Shares	1.27		0.96	83

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.21	[b]	0.70 [b]	36
1999 - Class B Shares	1.96	[b]	(0.12)[b]	36
1999 - Class C Shares	1.96	[b]	(0.08)[b]	36
1999 - Institutional Shares	0.81	[b]	1.12 [b]	36
1999 - Service Shares	1.31	[b]	0.55 [b]	36

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	8.03	[b]	(5.50)[b]	0
1999 - Class B Shares (commenced December 31, 1998)	8.77	[b]	(6.11)[b]	0
1999 - Class C Shares (commenced December 31, 1998)	8.78	[b]	(6.25)[b]	0
1999 - Institutional Shares (commenced December 31, 1998)	7.61	[b]	(4.98)[b]	0
1999 - Service Shares (commenced December 31, 1998)	8.11	[b]	(4.78)[b]	0

98

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99

CORE U.S. EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$36.77	$0.01 [c]	$(8.96)	$(8.95)
2001 - Class B Shares	35.71	(0.19)[c]	(8.67)	(8.86)
2001 - Class C Shares	35.59	(0.19)[c]	(8.65)	(8.84)
2001 - Institutional Shares	37.30	0.13 [c]	(9.09)	(8.96)
2001 - Service Shares	36.54	(0.01)[c]	(8.91)	(8.92)

2000 - Class A Shares	34.21	0.10 [c]	6.00	6.10
2000 - Class B Shares	33.56	(0.14)[c]	5.83	5.69
2000 - Class C Shares	33.46	(0.13)[c]	5.80	5.67
2000 - Institutional Shares	34.61	0.24 [c]	6.07	6.31
2000 - Service Shares	34.05	0.07 [c]	5.96	6.03

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	32.98	0.03	1.20	1.23
1999 - Class B Shares	32.50	(0.11)	1.17	1.06
1999 - Class C Shares	32.40	(0.10)	1.16	1.06
1999 - Institutional Shares	33.29	0.11	1.21	1.32
1999 - Service Shares	32.85	0.01	1.19	1.20

For The Years Ended January 31,
1999 - Class A Shares	26.59	0.04	7.02	7.06
1999 - Class B Shares	26.32	(0.10)	6.91	6.81
1999 - Class C Shares	26.24	(0.10)	6.89	6.79
1999 - Institutional Shares	26.79	0.20	7.11	7.31
1999 - Service Shares	26.53	0.06	7.01	7.07

1998 - Class A Shares	23.32	0.11	5.63	5.74
1998 - Class B Shares	23.18	0.11	5.44	5.55
1998 - Class C Shares (commenced August 15, 1997)	27.48	0.03	1.22	1.25
1998 - Institutional Shares	23.44	0.30	5.65	5.95
1998 - Service Shares	23.27	0.19	5.57	5.76

1997 - Class A Shares	19.66	0.16	4.46	4.62
1997 - Class B Shares (commenced May 1, 1996)	20.44	0.04	3.70	3.74
1997 - Institutional Shares	19.71	0.30	4.51	4.81
1997 - Service Shares (commenced June 7, 1996)	21.02	0.13	3.15	3.28

See page 132 for all footnotes.

100

APPENDIX B

Distributions to shareholders

						Net			Ratio of
	In excess					assets	Ratio of		net investment
From net	of net			Net asset		at end of	net expenses		income (loss)
investment	investment	From net	Total	value, end	Total	period	to average		to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.06)	$—	$(3.46)	$(3.52)	$24.30	(25.96)%	$471,445	1.14%		0.04%
—	—	(3.46)	(3.46)	23.39	(26.49)	184,332	1.89		(0.70)
—	—	(3.46)	(3.46)	23.29	(26.53)	45,841	1.89		(0.70)
(0.19)	(0.01)	(3.46)	(3.66)	24.68	(25.66)	255,400	0.74		0.45
(0.01)	—	(3.46)	(3.47)	24.15	(26.02)	8,319	1.24		(0.05)

—	—	(3.54)	(3.54)	36.77	18.96	715,775	1.14		0.31
—	—	(3.54)	(3.54)	35.71	18.03	275,673	1.89		(0.44)
—	—	(3.54)	(3.54)	35.59	18.03	62,820	1.89		(0.43)
(0.08)	—	(3.54)	(3.62)	37.30	19.41	379,172	0.74		0.71
—	—	(3.54)	(3.54)	36.54	18.83	11,879	1.24		0.19

—	—	—	—	34.21	3.73	614,310	1.14	[b]
—	—	—	—	33.56	3.26	214,087	1.89	[b]	(0.60)[b]
—	—	—	—	33.46	3.27	43,361	1.89	[b]	(0.61)[b]
—	—	—	—	34.61	3.97	335,465	0.74	[b]	0.54 [b]
—	—	—	—	34.05	3.65	11,204	1.24	[b]	0.06 [b]

(0.03)	(0.01)	(0.63)	(0.67)	32.98	26.89	605,566	1.23		0.15
—	—	(0.63)	(0.63)	32.50	26.19	152,347	1.85		(0.50)
—	—	(0.63)	(0.63)	32.40	26.19	26,912	1.87		(0.53)
(0.15)	(0.03)	(0.63)	(0.81)	33.29	27.65	307,200	0.69		0.69
(0.10)	(0.02)	(0.63)	(0.75)	32.85	27.00	11,600	1.19		0.19

(0.12)	—	(2.35)	(2.47)	26.59	24.96	398,393	1.28		0.51
—	(0.06)	(2.35)	(2.41)	26.32	24.28	59,208	1.79		(0.05)
—	(0.14)	(2.35)	(2.49)	26.24	4.85	6,267	1.78	[b]	(0.21)[b]
(0.24)	(0.01)	(2.35)	(2.60)	26.79	25.76	202,893	0.65		1.16
(0.07)	(0.08)	(2.35)	(2.50)	26.53	25.11	7,841	1.15		0.62

(0.16)	—	(0.80)	(0.96)	23.32	23.75	225,968	1.29		0.91
(0.04)	(0.16)	(0.80)	(1.00)	23.18	18.59	17,258	1.83	[b]	0.06 [b]
(0.28)	—	(0.80)	(1.08)	23.44	24.63	148,942	0.65		1.52
(0.13)	(0.10)	(0.80)	(1.03)	23.27	15.92	3,666	1.15	[b]	0.69 [b]

101

CORE U.S. EQUITY FUND (continued)

	Ratios assuming
	no expense reductions

		Ratio of
	Ratio of	net investment
	expenses	income (loss)	Portfolio
	to average	to average	turnover
	net assets	net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.23%	(0.05)%	54%
2001 - Class B Shares	1.98	(0.79)	54
2001 - Class C Shares	1.98	(0.79)	54
2001 - Institutional Shares	0.83	0.36	54
2001 - Service Shares	1.33	(0.14)	54

2000 - Class A Shares	1.23	0.22	59
2000 - Class B Shares	1.98	(0.53)	59
2000 - Class C Shares	1.98	(0.52)	59
2000 - Institutional Shares	0.83	0.62	59
2000 - Service Shares	1.33	0.10	59

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.24[b]	0.05[b]	42
1999 - Class B Shares	1.99[b]	(0.70)[b]	42
1999 - Class C Shares	1.99[b]	(0.71)[b]	42
1999 - Institutional Shares	0.84[b]	0.44[b]	42
1999 - Service Shares	1.34[b]	(0.04)[b]	42

For The Years Ended January 31,
1999 - Class A Shares	1.36	0.02	64
1999 - Class B Shares	1.98	(0.63)	64
1999 - Class C Shares	2.00	(0.66)	64
1999 - Institutional Shares	0.82	0.56	64
1999 - Service Shares	1.32	0.06	64

1998 - Class A Shares	1.47	0.32	66
1998 - Class B Shares	1.96	(0.22)	66
1998 - Class C Shares (commenced August 15, 1997)	1.95[b]	(0.38)[b]	66
1998 - Institutional Shares	0.82	0.99	66
1998 - Service Shares	1.32	0.45	66

1997 - Class A Shares	1.53	0.67	37
1997 - Class B Shares (commenced May 1, 1996)	2.00[b]	(0.11)[b]	37
1997 - Institutional Shares	0.85	1.32	37
1997 - Service Shares (commenced June 7, 1996)	1.35[b]	0.49[b]	37

102

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103

CORE LARGE CAP GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$22.66	$(0.09)[c]	$(9.97)	$(10.06)
2001 - Class B Shares	22.14	(0.20)[c]	(9.71)	(9.91)
2001 - Class C Shares	22.15	(0.20)[c]	(9.71)	(9.91)
2001 - Institutional Shares	22.87	(0.02)[c]	(10.06)	(10.08)
2001 - Service Shares	22.55	(0.10)[c]	(9.93)	(10.03)

2000 - Class A Shares	17.02	0.06 [c]	5.67	5.73
2000 - Class B Shares	16.75	(0.09)[c]	5.57	5.48
2000 - Class C Shares	16.75	(0.08)[c]	5.57	5.49
2000 - Institutional Shares	17.10	0.13 [c]	5.73	5.86
2000 - Service Shares	16.95	0.03 [c]	5.66	5.69

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	16.17	(0.01)	0.86	0.85
1999 - Class B Shares	15.98	(0.07)	0.84	0.77
1999 - Class C Shares	15.99	(0.07)	0.83	0.76
1999 - Institutional Shares	16.21	0.03	0.86	0.89
1999 - Service Shares	16.11	(0.02)	0.86	0.84

For the Year Ended January 31,
1999 - Class A Shares	11.97	0.01	4.19	4.20
1999 - Class B Shares	11.92	(0.06)	4.12	4.06
1999 - Class C Shares	11.93	(0.05)	4.11	4.06
1999 - Institutional Shares	11.97	0.02	4.23	4.25
1999 - Service Shares	11.95	(0.01)	4.17	4.16

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Class B Shares (commenced May 1, 1997)	10.00	(0.03)	2.33	2.30
1998 - Class C Shares (commenced August 15, 1997)	11.80	(0.02)	0.54	0.52
1998 - Institutional Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Service Shares (commenced May 1, 1997)	10.00	(0.02)	2.35	2.33

See page 132 for all footnotes.

104

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.02)	$—	$(1.07)	$(1.09)	$11.51	(45.97)%	$246,785	1.16%
—	—	(1.07)	(1.07)	11.16	(46.37)	167,469	1.91
—	—	(1.07)	(1.07)	11.17	(46.35)	77,398	1.91
(0.09)	—	(1.07)	(1.16)	11.63	(45.73)	201,935	0.76
—	—	(1.07)	(1.07)	11.45	(46.05)	1,316	1.26

—	—	(0.09)	(0.09)	22.66	33.73	545,763	1.09
—	—	(0.09)	(0.09)	22.14	32.78	338,128	1.84
—	—	(0.09)	(0.09)	22.15	32.84	154,966	1.84
—	—	(0.09)	(0.09)	22.87	34.34	322,900	0.69
—	—	(0.09)	(0.09)	22.55	33.64	3,879	1.19

—	—	—	—	17.02	5.26	300,684	1.04	[b]
—	—	—	—	16.75	4.82	181,626	1.79	[b]
—	—	—	—	16.75	4.75	75,502	1.79	[b]
—	—	—	—	17.10	5.49	310,704	0.64	[b]
—	—	—	—	16.95	5.21	2,510	1.14	[b]

—	—	—	—	16.17	35.10	175,510	0.97
—	—	—	—	15.98	34.07	93,711	1.74
—	—	—	—	15.99	34.04	37,081	1.74
—	(0.01)	—	(0.01)	16.21	35.54	295,734	0.65
—	—	—	—	16.11	34.85	1,663	1.15

(0.01)	—	(0.38)	(0.39)	11.97	23.79	53,786	0.91	[b]
—	—	(0.38)	(0.38)	11.92	23.26	13,857	1.67	[b]
—	(0.01)	(0.38)	(0.39)	11.93	4.56	4,132	1.68	[b]
(0.01)	—	(0.38)	(0.39)	11.97	23.89	4,656	0.72	[b]
—	—	(0.38)	(0.38)	11.95	23.56	115	1.17	[b]

105

CORE LARGE CAP GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.57)%	1.24%		(0.65)%	68%
2001 - Class B Shares	(1.32)	1.99		(1.40)	68
2001 - Class C Shares	(1.32)	1.99		(1.40)	68
2001 - Institutional Shares	(0.15)	0.84		(0.23)	68
2001 - Service Shares	(0.68)	1.34		(0.76)	68

2000 - Class A Shares	0.31	1.24		0.16	73
2000 - Class B Shares	(0.44)	1.99		(0.59)	73
2000 - Class C Shares	(0.43)	1.99		(0.58)	73
2000 - Institutional Shares	0.65	0.84		0.50	73
2000 - Service Shares	0.15	1.34		—	73

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.11)[b]	1.26	[b]	(0.33)[b]	33
1999 - Class B Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Class C Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Institutional Shares	0.31 [b]	0.86	[b]	0.09 [b]	33
1999 - Service Shares	(0.21)[b]	1.36	[b]	(0.43)[b]	33

For the Year Ended January 31,
1999 - Class A Shares	0.05	1.46		(0.44)	63
1999 - Class B Shares	(0.73)	2.11		(1.10)	63
1999 - Class C Shares	(0.74)	2.11		(1.11)	63
1999 - Institutional Shares	0.35	1.02		(0.02)	63
1999 - Service Shares	(0.16)	1.52		(0.53)	63

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	0.12 [b]	2.40	[b]	(1.37)[b]	75
1998 - Class B Shares (commenced May 1, 1997)	(0.72)[b]	2.91	[b]	(1.96)[b]	75
1998 - Class C Shares (commenced August 15, 1997)	(0.76)[b]	2.92	[b]	(2.00)[b]	75
1998 - Institutional Shares (commenced May 1, 1997)	0.42 [b]	1.96	[b]	(0.82)[b]	75
1998 - Service Shares (commenced May 1, 1997)	(0.21)[b]	2.41	[b]	(1.45)[b]	75

106

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107

CORE SMALL CAP EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.90	$0.01 [c]	$(1.12)	$(1.11)
2001 - Class B Shares	12.63	(0.07)[c]	(1.10)	(1.17)
2001 - Class C Shares	12.66	(0.07)[c]	(1.10)	(1.17)
2001 - Institutional Shares	13.03	0.05 [c]	(1.12)	(1.07)
2001 - Service Shares	12.87	— [c]	(1.12)	(1.12)

2000 - Class A Shares	10.23	(0.03)[c]	2.70	2.67
2000 - Class B Shares	10.09	(0.11)[c]	2.65	2.54
2000 - Class C Shares	10.10	(0.10)[c]	2.66	2.56
2000 - Institutional Shares	10.30	0.02 [c]	2.71	2.73
2000 - Service Shares	10.22	(0.04)[c]	2.69	2.65

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	10.16	(0.01)	0.08	0.07
1999 - Class B Shares	10.07	(0.05)	0.07	0.02
1999 - Class C Shares	10.08	(0.05)	0.07	0.02
1999 - Institutional Shares	10.20	0.02	0.08	0.10
1999 - Service Shares	10.16	(0.01)	0.07	0.06

For the Year Ended January 31,
1999 - Class A Shares	10.59	0.01	(0.43)	(0.42)
1999 - Class B Shares	10.56	(0.05)	(0.44)	(0.49)
1999 - Class C Shares	10.57	(0.04)	(0.45)	(0.49)
1999 - Institutional Shares	10.61	0.04	(0.43)	(0.39)
1999 - Service Shares	10.60	0.01	(0.44)	(0.43)

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	(0.01)	0.65	0.64
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.03)	0.64	0.61
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	0.64	0.62
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.01	0.65	0.66
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	0.64	0.65

See page 132 for all footnotes.

108

APPENDIX B

Distributions to
shareholders

					Net
					assets	Ratio of
From net			Net asset		at end of	net expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(1.20)	$(1.20)	$10.59	(8.64)%	$50,093	1.33%
—	(1.20)	(1.20)	10.26	(9.35)	16,125	2.08
—	(1.20)	(1.20)	10.29	(9.32)	8,885	2.08
—	(1.20)	(1.20)	10.76	(8.28)	62,794	0.93
—	(1.20)	(1.20)	10.55	(8.75)	201	1.43

—	—	—	12.90	26.10	54,954	1.33
—	—	—	12.63	25.17	17,923	2.08
—	—	—	12.66	25.35	8,289	2.08
—	—	—	13.03	26.60	86,196	0.93
—	—	—	12.87	25.93	63	1.43

—	—	—	10.23	0.69	52,660	1.33	[b]
—	—	—	10.09	0.20	13,711	2.08	[b]
—	—	—	10.10	0.20	6,274	2.08	[b]
—	—	—	10.30	0.98	62,633	0.93	[b]
—	—	—	10.22	0.59	64	1.43	[b]

(0.01)	—	(0.01)	10.16	(3.97)	64,087	1.31
—	—	—	10.07	(4.64)	15,406	2.00
—	—	—	10.08	(4.64)	6,559	2.01
(0.02)	—	(0.02)	10.20	(3.64)	62,763	0.94
(0.01)	—	(0.01)	10.16	(4.07)	54	1.44

—	(0.05)	(0.05)	10.59	6.37	11,118	1.25	[b]
—	(0.05)	(0.05)	10.56	6.07	9,957	1.95	[b]
—	(0.05)	(0.05)	10.57	6.17	2,557	1.95	[b]
—	(0.05)	(0.05)	10.61	6.57	9,026	0.95	[b]
—	(0.05)	(0.05)	10.60	6.47	2	1.45	[b]

109

CORE SMALL CAP EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average net		to average	turnover
	net assets	assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.09%	1.59%		(0.17)%	85%
2001 - Class B Shares	(0.66)	2.34		(0.92)	85
2001 - Class C Shares	(0.66)	2.34		(0.92)	85
2001 - Institutional Shares	0.48	1.19		0.22	85
2001 - Service Shares	0.03	1.69		(0.23)	85

2000 - Class A Shares	(0.21)	1.55		(0.43)	135
2000 - Class B Shares	(0.96)	2.30		(1.18)	135
2000 - Class C Shares	(0.96)	2.30		(1.18)	135
2000 - Institutional Shares	0.19	1.15		(0.03)	135
2000 - Service Shares	(0.30)	1.65		(0.52)	135

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.12)[b]	1.67	[b]	(0.46)[b]	52
1999 - Class B Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Class C Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Institutional Shares	0.28 [b]	1.27	[b]	(0.06)[b]	52
1999 - Service Shares	(0.22)[b]	1.77	[b]	(0.56)[b]	52

For the Year Ended January 31,
1999 - Class A Shares	0.08	2.00		(0.61)	75
1999 - Class B Shares	(0.55)	2.62		(1.17)	75
1999 - Class C Shares	(0.56)	2.63		(1.18)	75
1999 - Institutional Shares	0.60	1.56		(0.02)	75
1999 - Service Shares	0.01	2.06		(0.61)	75

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.36)[b]	3.92	[b]	(3.03)[b]	38
1998 - Class B Shares (commenced August 15, 1997)	(1.04)[b]	4.37	[b]	(3.46)[b]	38
1998 - Class C Shares (commenced August 15, 1997)	(1.07)[b]	4.37	[b]	(3.49)[b]	38
1998 - Institutional Shares (commenced August 15, 1997)	0.15 [b]	3.37	[b]	(2.27)[b]	38
1998 - Service Shares (commenced August 15, 1997)	0.40 [b]	3.87	[b]	(2.02)[b]	38

110

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111

CAPITAL GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net			Total
	value,	investment		Net realized	from
	beginning	income		and unrealized	investment
	of period	(loss)		gains (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$28.95	$(0.06)[c]		$(7.23)	$(7.29)
2001 - Class B Shares	27.99	(0.23)[c]		(6.96)	(7.19)
2001 - Class C Shares	27.94	(0.22)[c]		(6.94)	(7.16)
2001 - Institutional Shares	29.19	0.03	[c]	(7.30)	(7.27)
2001 - Service Shares	28.81	(0.08	)c	(7.20)	(7.28)

2000 - Class A Shares	24.96	(0.11)[c]		6.29	6.18
2000 - Class B Shares	24.37	(0.30)[c]		6.11	5.81
2000 - Class C Shares	24.33	(0.30)[c]		6.10	5.80
2000 - Institutional Shares	25.06	—	[c]	6.32	6.32
2000 - Service Shares	24.88	(0.13)[c]		6.25	6.12

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	24.03	(0.08)		1.01	0.93
1999 - Class B Shares	23.57	(0.17)		0.97	0.80
1999 - Class C Shares	23.52	(0.16)		0.97	0.81
1999 - Institutional Shares	24.07	(0.02)		1.01	0.99
1999 - Service Shares	23.96	(0.08)		1.00	0.92

For the Years Ended January 31,
1999 - Class A Shares	18.48	(0.03)		6.35	6.32
1999 - Class B Shares	18.27	(0.12)		6.19	6.07
1999 - Class C Shares	18.24	(0.10)		6.15	6.05
1999 - Institutional Shares	18.45	0.01		6.38	6.39
1999 - Service Shares	18.46	(0.04)		6.31	6.27

1998 - Class A Shares	16.73	0.02		4.78	4.80
1998 - Class B Shares	16.67	0.02		4.61	4.63
1998 - Class C Shares (commenced August 15, 1997)	19.73	(0.02)		1.60	1.58
1998 - Institutional Shares (commenced August 15, 1997)	19.88	0.02		1.66	1.68
1998 - Service Shares (commenced August 15, 1997)	19.88	(0.01)		1.66	1.65

1997 - Class A Shares	14.91	0.10		3.56	3.66
1997 - Class B Shares (commenced May 1, 1996)	15.67	0.01		2.81	2.82

See page 132 for all footnotes.

112

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$—	$(1.90)	$(1.90)	$19.76	(26.48)%	$2,001,259	1.44%
—	—	(1.90)	(1.90)	18.90	(27.06)	338,673	2.19
—	—	(1.90)	(1.90)	18.88	(27.00)	127,839	2.19
—	—	(1.90)	(1.90)	20.02	(26.18)	444,195	1.04
—	—	(1.90)	(1.90)	19.63	(26.58)	8,979	1.54

—	—	(2.19)	(2.19)	28.95	25.70	2,736,484	1.45
—	—	(2.19)	(2.19)	27.99	24.75	451,666	2.20
—	—	(2.19)	(2.19)	27.94	24.75	143,126	2.20
—	—	(2.19)	(2.19)	29.19	26.18	497,986	1.05
—	—	(2.19)	(2.19)	28.81	25.53	13,668	1.55

—	—	—	—	24.96	3.87	1,971,097	1.44	[b]
—	—	—	—	24.37	3.39	329,870	2.19	[b]
—	—	—	—	24.33	3.44	87,284	2.19	[b]
—	—	—	—	25.06	4.11	255,210	1.04	[b]
—	—	—	—	24.88	3.84	6,466	1.54	[b]

—	—	(0.77)	(0.77)	24.03	34.58	1,992,716	1.42
—	—	(0.77)	(0.77)	23.57	33.60	236,369	2.19
—	—	(0.77)	(0.77)	23.52	33.55	60,234	2.19
—	—	(0.77)	(0.77)	24.07	35.02	41,817	1.07
—	—	(0.77)	(0.77)	23.96	34.34	3,085	1.57

(0.01)	(0.01)	(3.03)	(3.05)	18.48	29.71	1,256,595	1.40
—	—	(3.03)	(3.03)	18.27	28.73	40,827	2.18
—	(0.04)	(3.03)	(3.07)	18.24	8.83	5,395	2.21	[b]
(0.01)	(0.07)	(3.03)	(3.11)	18.45	9.31	7,262	1.16	[b]
—	(0.04)	(3.03)	(3.07)	18.46	9.18	2	1.50	[b]

(0.10)	(0.02)	(1.72)	(1.84)	16.73	25.97	920,646	1.40
(0.01)	(0.09)	(1.72)	(1.82)	16.67	19.39	3,221	2.15	[b]

113

CAPITAL GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.25)%	1.46%		(0.27)%	18%
2001 - Class B Shares	(1.00)	2.21		(1.02)	18
2001 - Class C Shares	(1.00)	2.21		(1.02)	18
2001 - Institutional Shares	0.15	1.06		0.13	18
2001 - Service Shares	(0.35)	1.56		(0.37)	18

2000 - Class A Shares	(0.41)	1.47		(0.44)	34
2000 - Class B Shares	(1.16)	2.22		(1.19)	34
2000 - Class C Shares	(1.16)	2.22		(1.19)	34
2000 - Institutional Shares	—	1.07		(0.03)	34
2000 - Service Shares	(0.49)	1.57		(0.52)	34

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.53)[b]	1.47[b]		(0.56)[b]	18
1999 - Class B Shares	(1.29)[b]	2.22	[b]	(1.32)[b]	18
1999 - Class C Shares	(1.29)[b]	2.22[b]		(1.32)[b]	18
1999 - Institutional Shares	(0.20)[b]	1.07	[b]	(0.23)[b]	18
1999 - Service Shares	(0.65)[b]	1.57	[b]	(0.68)[b]	18

For the Years Ended January 31,
1999 - Class A Shares	(0.18)	1.58		(0.34)	30
1999 - Class B Shares	(0.98)	2.21		(1.00)	30
1999 - Class C Shares	(1.00)	2.21		(1.02)	30
1999 - Institutional Shares	0.11	1.09		0.09	30
1999 - Service Shares	(0.37)	1.59		(0.39)	30

1998 - Class A Shares	0.08	1.65		(0.17)	62
1998 - Class B Shares	(0.77)	2.18		(0.77)	62
1998 - Class C Shares (commenced August 15, 1997)	(0.86)[b]	2.21	[b]	(0.86)[b]	62
1998 - Institutional Shares (commenced August 15, 1997)	0.18 [b]	1.16	[b]	0.18 [b]	62
1998 - Service Shares (commenced August 15, 1997)	(0.16)[b]	1.50	[b]	(0.16)[b]	62

1997 - Class A Shares	0.62	1.65		0.37	53
1997 - Class B Shares (commenced May 1, 1996)	(0.39)[b]	2.15	[b]	(0.39)[b]	53

114

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115

STRATEGIC GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.52	$(0.06)[c]	$(3.24)	$(3.30)
2001 - Class B Shares	12.40	(0.13)[c]	(3.20)	(3.33)
2001 - Class C Shares	12.42	(0.13)[c]	(3.21)	(3.34)
2001 - Institutional Shares	12.58	(0.02)[c]	(3.26)	(3.28)
2001 - Service Shares	12.52	(0.04)[c]	(3.25)	(3.29)

2000 - Class A Shares	10.06	(0.06)[c]	2.52	2.46
2000 - Class B Shares	10.04	(0.14)[c]	2.50	2.36
2000 - Class C Shares	10.05	(0.14)[c]	2.51	2.37
2000 - Institutional Shares	10.07	(0.01)[c]	2.52	2.51
2000 - Service Shares	10.06	(0.04)[c]	2.50	2.46

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	—	0.06	0.06
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.07	0.04
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.08	0.05
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.06	0.07
1999 - Service Shares (commenced May 24)	10.00	(0.01)	0.07	0.06

See page 132 for all footnotes.

116

APPENDIX B

		Net			Ratio of
		assets	Ratio of		net investment
Net asset		at end of	net expenses		income (loss)
value, end	Total	period	to average		to average
of period	return[a]	(in 000s)	net assets		net assets

$9.22	(26.35)%	$109,315	1.44%		(0.52)%
9.07	(26.84)	14,235	2.19		(1.27)
9.08	(26.88)	5,613	2.19		(1.27)
9.30	(26.06)	45,898	1.04		(0.15)
9.23	(26.27)	1	1.54		(0.37)

12.52	24.46	92,271	1.44		(0.50)
12.40	23.51	17,149	2.19		(1.24)
12.42	23.58	7,287	2.19		(1.24)
12.58	24.93	22,910	1.04		(0.09)
12.52	24.45	2	1.54		(0.35)

10.06	0.60	10,371	1.44	[b]	(0.17)[b]
10.04	0.40	3,393	2.19	[b]	(0.97)[b]
10.05	0.50	2,388	2.19	[b]	(0.99)[b]
10.07	0.70	5,981	1.04	[b]	0.24 [b]
10.06	0.60	2	1.54	[b]	(0.24)[b]

117

STRATEGIC GROWTH FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.67%		(0.75)%	25%
2001 - Class B Shares	2.42		(1.50)	25
2001 - Class C Shares	2.42		(1.50)	25
2001 - Institutional Shares	1.27		(0.38)	25
2001 - Service Shares	1.77		(0.60)	25

2000 - Class A Shares	1.63		(0.69)	19
2000 - Class B Shares	2.38		(1.43)	19
2000 - Class C Shares	2.38		(1.43)	19
2000 - Institutional Shares	1.23		(0.28)	19
2000 - Service Shares	1.73		(0.54)	19

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	11.70	[b]	(10.43)[b]	7
1999 - Class B Shares (commenced May 24)	12.45	[b]	(11.23)[b]	7
1999 - Class C Shares (commenced May 24)	12.45	[b]	(11.25)[b]	7
1999 - Institutional Shares (commenced May 24)	11.30	[b]	(10.02)[b]	7
1999 - Service Shares (commenced May 24)	11.80	[b]	(10.50)[b]	7

118

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119

GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.50	$(0.14)[c]	$(0.66)	$(0.80)
2001 - Class B Shares	19.45	(0.28)[c]	(0.66)	(0.94)
2001 - Class C Shares	19.31	(0.28)[c]	(0.64)	(0.92)
2001 - Institutional Shares	19.59	(0.07)[c]	(0.67)	(0.74)
2001 - Service Shares	19.45	(0.16)[c]	(0.65)	(0.81)

2000 - Class A Shares	10.13	(0.11)[c]	9.71	9.60
2000 - Class B Shares	10.18	(0.24)[c]	9.74	9.50
2000 - Class C Shares	10.10	(0.24)[c]	9.68	9.44
2000 - Institutional Shares	10.13	(0.04)[c]	9.73	9.69
2000 - Service Shares	10.12	(0.12)[c]	9.68	9.56

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	(0.01)[c]	0.14	0.13
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.21	0.18
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.13	0.10
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.12	0.13
1999 - Service Shares (commenced May 24)	10.00	—	0.12	0.12

See page 132 for all footnotes.

120

APPENDIX B

Distributions
to			Net
shareholders			assets	Ratio of
	Net asset		at end of	net expenses
From net	value, end	Total	period	to average
realized gains	of period	return[a]	(in 000s)	net assets

$(0.59)	$18.11	(4.17)%	$428,981	1.54%
(0.59)	17.92	(4.92)	73,776	2.29
(0.59)	17.80	(4.85)	47,738	2.29
(0.59)	18.26	(3.79)	128,182	1.14
(0.59)	18.05	(4.24)	232	1.64

(0.23)	19.50	95.73	188,199	1.52
(0.23)	19.45	94.27	42,061	2.27
(0.23)	19.31	94.43	26,826	2.27
(0.23)	19.59	96.67	49,921	1.12
(0.23)	19.45	95.41	3	1.62

—	10.13	1.30	8,204	1.44	[b]
—	10.18	1.80	520	2.19	[b]
—	10.10	1.00	256	2.19	[b]
—	10.13	1.30	5,223	1.04	[b]
—	10.12	1.20	2	1.54	[b]

121

GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		loss to	Portfolio
	to average	to average		average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.74)%	1.54%		(0.74)%	66%
2001 - Class B Shares	(1.49)	2.29		(1.49)	66
2001 - Class C Shares	(1.49)	2.29		(1.49)	66
2001 - Institutional Shares	(0.34)	1.14		(0.34)	66
2001 - Service Shares	(0.84)	1.64		(0.84)	66

2000 - Class A Shares	(0.64)	1.61		(0.73)	73
2000 - Class B Shares	(1.38)	2.36		(1.47)	73
2000 - Class C Shares	(1.38)	2.36		(1.47)	73
2000 - Institutional Shares	(0.23)	1.21		(0.32)	73
2000 - Service Shares	(0.69)	1.71		(0.78)	73

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	(0.27)[b]	14.15	[b]	(12.98)[b]	27
1999 - Class B Shares (commenced May 24)	(1.04)[b]	14.90	[b]	(13.75)[b]	27
1999 - Class C Shares (commenced May 24)	(1.12)[b]	14.90	[b]	(13.83)[b]	27
1999 - Institutional Shares (commenced May 24)	0.39 [b]	13.75	[b]	(12.32)[b]	27
1999 - Service Shares (commenced May 24)	0.03 [b]	14.25	[b]	(12.68)[b]	27

122

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123

MID CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.88	$0.24	[c]	$4.37	$4.61
2001 - Class B Shares	19.69	0.06	[c]	4.33	4.39
2001 - Class C Shares	19.67	0.06	[c]	4.33	4.39
2001 - Institutional Shares	19.86	0.33	[c]	4.36	4.69
2001 - Service Shares	19.73	0.21	[c]	4.34	4.55

2000 - Class A Shares	18.42	0.20	[c]	1.38	1.58
2000 - Class B Shares	18.23	0.06	[c]	1.40	1.46
2000 - Class C Shares	18.24	0.06	[c]	1.37	1.43
2000 - Institutional Shares	18.45	0.27	[c]	1.36	1.63
2000 - Service Shares	18.31	0.18	[c]	1.35	1.53

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.38	0.06		1.71	1.77
1999 - Class B Shares	18.29	(0.04)		1.71	1.67
1999 - Class C Shares	18.30	(0.04)		1.71	1.67
1999 - Institutional Shares	18.37	0.09		1.72	1.81
1999 - Service Shares	18.29	0.05		1.70	1.75

For the Years Ended January 31,
1999 - Class A Shares	21.61	0.10		(2.38)	(2.28)
1999 - Class B Shares	21.57	(0.05)		(2.35)	(2.40)
1999 - Class C Shares	21.59	(0.05)		(2.34)	(2.39)
1999 - Institutional Shares	21.65	0.19		(2.38)	(2.19)
1999 - Service Shares	21.62	0.03		(2.31)	(2.28)

1998 - Class A Shares (commenced August 15, 1997)	23.63	0.09		0.76	0.85
1998 - Class B Shares (commenced August 15, 1997)	23.63	0.06		0.74	0.80
1998 - Class C Shares (commenced August 15, 1997)	23.63	0.06		0.76	0.82
1998 - Institutional Shares	18.73	0.16		5.66	5.82
1998 - Service Shares (commenced July 18, 1997)	23.01	0.09		1.40	1.49

1997 - Institutional Shares	15.91	0.24		3.77	4.01

See page 132 for all footnotes.

124

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.15)	$—	$—	$(0.15)	$24.34	23.29%	$96,568	1.29%
(0.07)	—	—	(0.07)	24.01	22.33	42,813	2.04
(0.08)	—	—	(0.08)	23.98	22.37	16,094	2.04
(0.20)	—	—	(0.20)	24.35	23.75	247,212	0.89
(0.14)	—	—	(0.14)	24.14	23.17	256	1.39

(0.12)	—	—	(0.12)	19.88	8.70	39,142	1.29
—	—	—	—	19.69	8.01	22,284	2.04
—	—	—	—	19.67	7.84	5,720	2.04
(0.22)	—	—	(0.22)	19.86	9.08	158,188	0.89
(0.11)	—	—	(0.11)	19.73	8.48	206	1.39

—	—	(1.73)	(1.73)	18.42	9.04	49,081	1.29	[b]
—	—	(1.73)	(1.73)	18.23	8.53	31,824	2.04	[b]
—	—	(1.73)	(1.73)	18.24	8.52	9,807	2.04	[b]
—	—	(1.73)	(1.73)	18.45	9.26	190,549	0.89	[b]
—	—	(1.73)	(1.73)	18.31	8.97	190	1.39	[b]

(0.07)	—	(0.88)	(0.95)	18.38	(10.48)	70,578	1.33
—	—	(0.88)	(0.88)	18.29	(11.07)	37,821	1.93
(0.02)	—	(0.88)	(0.90)	18.30	(11.03)	10,800	1.93
(0.21)	—	(0.88)	(1.09)	18.37	(10.07)	196,512	0.87
(0.17)	—	(0.88)	(1.05)	18.29	(10.48)	289	1.37

(0.06)	(0.04)	(2.77)	(2.87)	21.61	3.42	90,588	1.35	[b]
(0.09)	—	(2.77)	(2.86)	21.57	3.17	28,743	1.85	[b]
(0.09)	—	(2.77)	(2.86)	21.59	3.27	6,445	1.85	[b]
(0.13)	—	(2.77)	(2.90)	21.65	30.86	236,440	0.85
(0.11)	—	(2.77)	(2.88)	21.62	6.30	8	1.35	[b]

(0.24)	(0.93)	(0.02)	(1.19)	18.73	25.63	145,253	0.85

125

MID CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.05%	1.32%		1.02%	101%
2001 - Class B Shares	0.28	2.07		0.25	101
2001 - Class C Shares	0.28	2.07		0.25	101
2001 - Institutional Shares	1.43	0.92		1.40	101
2001 - Service Shares	0.94	1.42		0.91	101

2000 - Class A Shares	1.11	1.34		1.06	83
2000 - Class B Shares	0.35	2.09		0.30	83
2000 - Class C Shares	0.32	2.09		0.27	83
2000 - Institutional Shares	1.51	0.94		1.46	83
2000 - Service Shares	1.03	1.44		0.98	83

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	0.43 [b]	1.37	[b]	0.35 [b]	69
1999 - Class B Shares	(0.33)[b]	2.12	[b]	(0.41)[b]	69
1999 - Class C Shares	(0.34)[b]	2.12	[b]	(0.42)[b]	69
1999 - Institutional Shares	0.79 [b]	0.97	[b]	0.71 [b]	69
1999 - Service Shares	0.38 [b]	1.47	[b]	0.30 [b]	69

For the Years Ended January 31,
1999 - Class A Shares	0.38	1.41		0.30	92
1999 - Class B Shares	(0.22)	2.01		(0.30)	92
1999 - Class C Shares	(0.22)	2.01		(0.30)	92
1999 - Institutional Shares	0.83	0.95		0.75	92
1999 - Service Shares	0.32	1.45		0.24	92

1998 - Class A Shares (commenced August 15, 1997)	0.33 [b]	1.47	[b]	0.21 [b]	63
1998 - Class B Shares (commenced August 15, 1997)	(0.20)[b]	1.97	[b]	(0.32)[b]	63
1998 - Class C Shares (commenced August 15, 1997)	(0.23)[b]	1.97	[b]	(0.35)[b]	63
1998 - Institutional Shares	0.78	0.97		0.66	63
1998 - Service Shares (commenced July 18, 1997)	0.63 [b]	1.43	[b]	0.51 [b]	63

1997 - Institutional Shares	1.35	0.91		1.29	74

126

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127

SMALL CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.21	$0.15 [c]	$5.19	$5.34
2001 - Class B Shares	22.40	(0.04)[c]	4.99	4.95
2001 - Class C Shares	22.42	(0.04)[c]	5.00	4.96
2001 - Institutional Shares	23.47	0.25 [c]	5.26	5.51
2001 - Service Shares	23.13	0.13 [c]	5.17	5.30

2000 - Class A Shares	19.80	0.01 [c]	3.40	3.41
2000 - Class B Shares	19.27	(0.13)[c]	3.26	3.13
2000 - Class C Shares	19.28	(0.12)[c]	3.26	3.14
2000 - Institutional Shares	19.95	0.10 [c]	3.42	3.52
2000 - Service Shares	19.76	0.01 [c]	3.36	3.37

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.51	(0.05)	1.34	1.29
1999 - Class B Shares	18.10	(0.12)	1.29	1.17
1999 - Class C Shares	18.12	(0.11)	1.27	1.16
1999 - Institutional Shares	18.62	—	1.33	1.33
1999 - Service Shares	18.50	(0.13)	1.39	1.26

For the Years Ended January 31,
1999 - Class A Shares	24.05	(0.06)	(4.48)	(4.54)
1999 - Class B Shares	23.73	(0.21)	(4.42)	(4.63)
1999 - Class C Shares	23.73	(0.18)	(4.43)	(4.61)
1999 - Institutional Shares	24.09	0.03	(4.50)	(4.47)
1999 - Service Shares	24.05	(0.04)	(4.51)	(4.55)

1998 - Class A Shares	20.91	0.14	5.33	5.47
1998 - Class B Shares	20.80	(0.01)	5.27	5.26
1998 - Class C Shares (commenced August 15, 1997)	24.69	(0.06)	1.43	1.37
1998 - Institutional Shares (commenced August 15, 1997)	24.91	0.03	1.48	1.51
1998 - Service Shares (commenced August 15, 1997)	24.91	(0.01)	1.48	1.47

1997 - Class A Shares	17.29	(0.21)	4.92	4.71
1997 - Class B Shares (commenced May 1, 1996)	20.79	(0.11)	1.21	1.10

See page 132 for all footnotes.

128

APPENDIX B

Distributions to shareholders				Net assets	Ratio of
		Net asset		at end of	net expenses
From net	Total	value, end	Total	period	to average
realized gains	Distributions	of period	return[a]	(in 000s)	net assets

$—	—	$28.55	23.01%	$244,860	1.50%
—	—	27.35	22.10	48,939	2.25
—	—	27.38	22.07	18,140	2.25
—	—	28.98	23.48	46,211	1.10
—	—	28.43	22.91	1,006	1.60

—	—	23.21	17.22	157,791	1.50
—	—	22.40	16.24	29,199	2.25
—	—	22.42	16.34	8,428	2.25
—	—	23.47	17.64	26,445	1.10
—	—	23.13	17.05	83	1.60

—	—	19.80	6.97	210,500	1.50	[b]
—	—	19.27	6.46	37,386	2.25	[b]
—	—	19.28	6.40	8,079	2.25	[b]
—	—	19.95	7.14	27,023	1.10	[b]
—	—	19.76	6.81	57	1.60	[b]

(1.00)	(1.00)	18.51	(17.37)	261,661	1.50
(1.00)	(1.00)	18.10	(18.00)	42,879	2.25
(1.00)	(1.00)	18.12	(17.91)	8,212	2.25
(1.00)	(1.00)	18.62	(17.04)	15,351	1.13
(1.00)	(1.00)	18.50	(17.41)	261	1.62

(2.33)	(2.33)	24.05	26.17	370,246	1.54
(2.33)	(2.33)	23.73	25.29	42,677	2.29
(2.33)	(2.33)	23.73	5.51	5,604	2.09	[b]
(2.33)	(2.33)	24.09	6.08	14,626	1.16	[b]
(2.33)	(2.33)	24.05	5.91	2	1.45	[b]

(1.09)	(1.09)	20.91	27.28	212,061	1.60
(1.09)	(1.09)	20.80	5.39	3,674	2.35	[b]

129

SMALL CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.59%	1.60%		0.49%	93%
2001 - Class B Shares	(0.16)	2.35		(0.26)	93
2001 - Class C Shares	(0.16)	2.35		(0.26)	93
2001 - Institutional Shares	0.97	1.20		0.87	93
2001 - Service Shares	0.47	1.70		0.37	93

2000 - Class A Shares	0.07	1.57		—	75
2000 - Class B Shares	(0.68)	2.32		(0.75)	75
2000 - Class C Shares	(0.65)	2.32		(0.72)	75
2000 - Institutional Shares	0.49	1.17		0.42	75
2000 - Service Shares	0.03	1.67		(0.04)	75

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.35)[b]	1.61	[b]	(0.46)[b]	47
1999 - Class B Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Class C Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Institutional Shares	0.05 [b]	1.21	[b]	(0.06)[b]	47
1999 - Service Shares	(0.41)[b]	1.71	[b]	(0.52)[b]	47

For the Years Ended January 31,
1999 - Class A Shares	(0.24)	1.74		(0.48)	98
1999 - Class B Shares	(0.99)	2.29		(1.03)	98
1999 - Class C Shares	(0.99)	2.29		(1.03)	98
1999 - Institutional Shares	0.13	1.17		0.09	98
1999 - Service Shares	(0.47)	1.66		(0.51)	98

1998 - Class A Shares	(0.28)	1.76		(0.50)	85
1998 - Class B Shares	(0.92)	2.29		(0.92)	85
1998 - Class C Shares (commenced August 15, 1997)	(0.79)[b]	2.09	[b]	(0.79)[b]	85
1998 - Institutional Shares (commenced August 15, 1997)	0.27 [b]	1.16	[b]	0.27 [b]	85
1998 - Service Shares (commenced August 15, 1997)	(0.07)[b]	1.45	[b]	(0.07)[b]	85

1997 - Class A Shares	(0.72)	1.85		(0.97)	99
1997 - Class B Shares (commenced May 1, 1996)	(1.63)[b]	2.35	[b]	(1.63)[b]	99

130

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131

LARGE CAP VALUE FUND

		Income (loss) from
		investment operations
					Distributions
			Net		to shareholders	Net
	Net asset	Net	realized	Total		asset
	value,	investment	and	from	From net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)[c]	gain (loss)	operations	income	period

For the Year Ended August 31,
2001 - Class A Shares	$10.39	$0.08	$(0.20)	$(0.12)	$(0.06)	$10.21
2001 - Class B Shares	10.33	(0.01)	(0.19)	(0.20)	(0.03)	10.10
2001 - Class C Shares	10.32	(0.01)	(0.19)	(0.20)	(0.02)	10.10
2001 - Institutional Shares	10.40	0.12	(0.20)	(0.08)	(0.08)	10.24
2001 - Service Shares	10.38	0.08	(0.20)	(0.12)	(0.03)	10.23

For the Period Ended August 31,
2000 - Class A Shares (commenced Dec. 15, 1999)	10.00	0.06	0.33	0.39	—	10.39
2000 - Class B Shares (commenced Dec. 15, 1999)	10.00	—	0.33	0.33	—	10.33
2000 - Class C Shares (commenced Dec. 15, 1999)	10.00	0.01	0.31	0.32	—	10.32
2000 - Institutional Shares (commenced Dec. 15, 1999)	10.00	0.09	0.31	0.40	—	10.40
2000 - Service Shares (commenced Dec. 15, 1999)	10.00	0.07	0.31	0.38	—	10.38

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

d	Includes the effect of mortgage dollar roll transactions.

132

APPENDIX B

					Ratios assuming
				Ratio of	no expense reductions
				net
	Net	Ratio of		investment			Ratio of net
	assets	net		income	Ratio of		investment
	at end of	expenses		(loss)	expenses		income (loss)		Portfolio
Total	period	to average		to average	to average		to average		turnover
return[a]	(in 000s)	net assets		net assets	net assets		net assets		rate

(1.21)%	$123,013	1.25%		0.73%	1.83%		0.15%		69%
(1.98)	8,830	2.00		(0.06)	2.58		(0.64)		69
(1.96)	3,636	2.00		(0.05)	2.58		(0.63)		69
(0.81)	50,740	0.85		1.09	1.43		0.51		69
(1.17)	2	1.35		0.80	1.93		0.22		69

3.90	7,181	1.25	[b]	0.84 [b]	3.30	[b]	(1.21	) [b]	67
3.30	1,582	2.00	[b]	0.06 [b]	4.05	[b]	(1.99)[b]		67
3.20	850	2.00	[b]	0.15 [b]	4.05	[b]	(1.90)[b]		67
4.00	16,155	0.85	[b]	1.31 [b]	2.90	[b]	(0.74)[b]		67
3.80	2	1.35	[b]	0.95 [b]	3.40	[b]	(1.10)[b]		67

133

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Index

1 General Investment Management Approach

4 Fund Investment Objectives and Strategies
4	Goldman Sachs Balanced Fund
6	Goldman Sachs Growth and Income Fund
7	Goldman Sachs CORE Large Cap Value Fund
8	Goldman Sachs CORE U.S. Equity Fund
9	Goldman Sachs CORE Large Cap Growth Fund
10	Goldman Sachs CORE Small Cap Equity Fund
11	Goldman Sachs Capital Growth Fund
12	Goldman Sachs Strategic Growth Fund
13	Goldman Sachs Growth Opportunities Fund
14	Goldman Sachs Mid Cap Value Fund
15	Goldman Sachs Small Cap Value Fund
16	Goldman Sachs Large Cap Value Fund

18 Other Investment Practices and Securities

22 Principal Risks of the Funds

26 Fund Performance

40 Fund Fees and Expenses

44 Service Providers

52 Dividends

54 Shareholder Guide
54	How To Buy Shares
57	How To Sell Shares

62 Taxation

64 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

88 Appendix B Financial Highlights

Domestic Equity Funds
Prospectus (Service Shares)

FOR MORE INFORMATION

Annual/ Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

EQDOMPROSVC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

Prospectus

Institutional
Shares

December 28, 2001

 GOLDMAN SACHS DOMESTIC EQUITY FUNDS

■	Goldman Sachs Balanced Fund

■	Goldman Sachs Growth and Income Fund

■	Goldman Sachs CORESM Large Cap Value Fund

■	Goldman Sachs CORESM U.S. Equity Fund

■	Goldman Sachs CORESM Large Cap Growth Fund

■	Goldman Sachs CORESM Small Cap Equity Fund

■	Goldman Sachs Capital Growth Fund

■	Goldman Sachs Strategic Growth Fund

■	Goldman Sachs Growth Opportunities Fund

■	Goldman Sachs Mid Cap Value Fund

■	Goldman Sachs Small Cap Value Fund

■	Goldman Sachs Large Cap Value Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management and Goldman Sachs Funds Management, L.P. are each referred to in this Prospectus as the “Investment Adviser.”

VALUE STYLE FUNDS

Goldman Sachs’ Value Investment Philosophy:
Through intensive, hands-on research our portfolio team seeks to identify:

1.	Well-positioned businesses that have:

■	Attractive returns on capital.
■	Sustainable earnings and cash flow.
■	Strong company management focused on long-term returns to shareholders.

2.	Attractive valuation opportunities where:

■	The intrinsic value of the business is not reflected in the stock price.

Business quality, conservative valuation, and thoughtful portfolio construction are the key elements of our value approach.

GROWTH STYLE FUNDS

Goldman Sachs’ Growth Investment Philosophy:

1.	Invest as if buying the company/business, not simply trading its stock:

■	Understand the business, management, products and competition.
■	Perform intensive, hands-on fundamental research.
■	Seek businesses with strategic competitive advantages.
■	Over the long-term, expect each company’s stock price ultimately to track the growth in the value of the business.

1

2.	Buy high-quality growth businesses that possess strong business franchises, favorable long-term prospects and excellent management.

3.	Purchase superior long-term growth companies at a favorable price—seek to purchase at a fair valuation, giving the investor the potential to fully capture returns from above-average growth rates.

Growth companies have earnings expectations that exceed those of the stock market as a whole.

QUANTITATIVE (“CORE”) STYLE FUNDS

Goldman Sachs’ CORE Investment Philosophy:
Goldman Sachs’ quantitative style of funds—CORE—emphasizes the two building blocks of active management: stock selection and portfolio construction.

I. CORE Stock Selection
The CORE Funds use the Goldman Sachs’ proprietary multifactor model (“Multifactor Model”), a rigorous computerized rating system, to forecast the returns of securities held in each Fund’s portfolio. The Multifactor Model incorporates common variables covering measures of:

■	Research (What do fundamental analysts think about the company and its prospects?)
■	Value (How is the company priced relative to fundamental accounting measures?)
■	Momentum (What are medium-term price trends? How has the price responded to new information?)
■	Profitability (What is the company’s margin on sales? How efficient are its operations?)
■	Earnings Quality (Were earnings derived from sustainable (cash-based) sources?)

All of the above factors are carefully evaluated within the Multifactor Model since each has demonstrated a significant impact on the performance of the securities and markets they were designed to forecast. Stock selection in this process combines both our quantitative and qualitative analysis.

2

GENERAL INVESTMENT MANAGEMENT APPROACH

II. CORE Portfolio Construction

A proprietary risk model, which is intended to identify and measure risk as accurately as possible, includes all the above factors used in the return model to select stocks, as well as several other factors associated with risk but not return. In this process, the Investment Adviser manages risk by attempting to limit deviations from the benchmark, and by attempting to run a size and sector neutral portfolio. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given each CORE Fund’s benchmark.

Goldman Sachs CORE Funds are fully invested, broadly diversified and offer consistent overall portfolio characteristics. They may serve as good foundations on which to build a portfolio.

3

Fund Investment Objectives
and Strategies

Goldman Sachs Balanced Fund

FUND FACTS

Objective:	Long-term growth of capital and current income

Benchmarks:	S&P 500® Index and Lehman Brothers Aggregate Bond Index

Investment Focus:	Large-cap U.S. equity investments and fixed-income securities

Investment Style:	Asset Allocation, with growth and value (blend) equity components

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through equity investments. The Fund seeks to provide current income through investment in fixed-income securities (bonds).

PRINCIPAL INVESTMENT STRATEGIES

Historically, stock and bond markets have often had different cycles, with one asset class rising when the other is falling. A balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee, however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The percentage of the portfolio invested in equity and fixed-income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness based on market valuations, economic growth and inflation prospects. The allocation between equity and fixed-income securities is subject to the Fund’s intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund’s assets invested in fixed-income securities.

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, between 45% and 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. Although the Fund’s equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its Total Assets in foreign equity investments, including issuers in countries with emerging markets or economies (“emerging countries”) and equity investments quoted in foreign currencies. A portion of the Fund’s portfolio of equity investments may be selected primarily to provide current income (including interests in real estate investment trusts (“REITs”), convertible securities, preferred stocks, utility stocks, and interests in limited partnerships).

Fixed Income Securities. The Fund invests at least 25% of its Total Assets in fixed-income senior securities. The remainder of the Fund’s assets are invested in other fixed-income securities and cash.

The Fund’s fixed-income securities primarily include:

■	Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises
■	Securities issued by corporations, banks and other issuers
■	Mortgage-backed and asset-backed securities

The Fund may also invest up to 10% of its Total Assets in debt obligations (U.S. dollar and non-U.S.-dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. The issuers of these securities may be located in emerging countries.
5

Goldman Sachs
Growth and Income Fund

FUND FACTS

Objective:	Long-term growth of capital and growth of income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments with an emphasis on undervalued stocks

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and growth of income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may also invest up to 35% of its Total Assets in fixed-income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

6

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Value Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	Russell 1000® Value Index

Investment Focus:	Diversified portfolio of equity investments in large-cap U.S. issuers selling at low to modest valuations

Investment Style:	Quantitative, applied to large-cap value stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and low to moderate valuations as measured by price/earnings ratios, book value and other fundamental accounting measures.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

7

Goldman Sachs
CORE U.S. Equity Fund

FUND FACTS

Objective:	Long-term growth of capital and dividend income

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

8

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
CORE Large Cap Growth Fund

FUND FACTS

Objective:	Long-term growth of capital; dividend income is a secondary consideration

Benchmark:	Russell 1000® Growth Index

Investment Focus:	Large-cap, growth-oriented U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Growth Index is currently between $206.7 million and $365.5 billion.

The Investment Adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Fund seeks a portfolio consisting of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

9

Goldman Sachs
CORE Small Cap Equity Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Index

Investment Focus:	Equity investments in small-cap U.S. companies

Investment Style:	Quantitative, applied to small-cap growth and value (blend) stocks

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in U.S. issuers which are included in the Russell 2000® Index at the time of investment.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Index is currently between $3.7 million and $2.4 billion.

The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Index. The Fund seeks a portfolio consisting of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000® Index.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

10

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Capital Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that offer long-term capital appreciation potential

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
11

Goldman Sachs
Strategic Growth Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments that are considered to be strategically positioned for consistent long-term growth

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
12

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Growth Opportunities Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P Midcap 400 Index

Investment Focus:	U.S. equity investments that offer long-term capital appreciation potential with a primary focus on mid-cap companies

Investment Style:	Growth

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
13

Goldman Sachs
Mid Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation

Benchmark:	Russell Midcap® Value Index

Investment Focus:	Mid-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap® Value Index is currently between $250 million and $15 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

14

FUND INVESTMENT OBJECTIVES AND STRATEGIES

Goldman Sachs
Small Cap Value Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	Russell 2000® Value Index

Investment Focus:	Small-cap U.S. equity investments that are believed to be undervalued or undiscovered by the marketplace

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Value Index is currently between $12 million and $3 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

15

Goldman Sachs
Large Cap Value Fund

FUND FACTS

Objective:	Long-term capital appreciation and dividend income

Benchmark:	Russell 1000® Value Index

Investment Focus:	Large-cap U.S. equity investments that are believed to be undervalued

Investment Style:	Value

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $250 million and $300 billion. The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities quoted in foreign currencies.

Other. The Fund may invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

16

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17

Other Investment Practices

and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences among the Funds in their use of these tech-niques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual/ semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending
collateral) (italic type)
10 Percent of net assets (excluding borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and		Growth	CORE	CORE
strategies of the Fund	Balanced	and Income	Large Cap	U.S. Equity
— Not permitted	Fund	Fund	Value Fund	Fund

Investment Practices
Borrowings	33 1/3	33 1/3	33 1/3	33 1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps*	15	—	—	—
Cross Hedging of Currencies	•	•	•	•
Custodial Receipts	•	•	•	•
Equity Swaps*	15	15	15	15
Foreign Currency Transactions**	•[1]	•	•	•
Futures Contracts and Options on Futures Contracts	•	•	•[2]	•[3]
Interest Rate Caps, Floors and Collars	•	—	—	—
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10	10	10	10
Loan Participations	•	—	—	—
Mortgage Dollar Rolls	•	—	—	—
Options on Foreign Currencies[4]	•	•	•	•
Options on Securities and Securities Indices[5]	•	•	•	•
Repurchase Agreements	•	•	•	•
Reverse Repurchase Agreements (for investment purposes)	•	—	—	—
Securities Lending	33 1/3	33 1/3	33 1/3	33 1/3
Short Sales Against the Box	25	25	—	—
Unseasoned Companies	•	•	•	•
Warrants and Stock Purchase Rights	•	•	•	•
When-Issued Securities and Forward Commitments	•	•	•	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

**	Limited by the amount the Fund invests in foreign securities.

[1]	The Balanced Fund may also enter into forward foreign currency exchange contracts to seek to increase total return.
[2]	The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity Funds may enter into futures transactions only with respect to a representative index.

[3]	The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

[4]	The Funds may purchase and sell call and put options.
[5]	The Funds may sell covered call and put options and purchase call and put options.

18

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
15	15	15	15	15	15	15	15
•	•	•	•	•	•	•	•
•[2]	•[2]	•	•	•	•	•	•
—	—	—	—	—	—	—	—
10	10	10	10	10	10	10	10
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3	33 1/3
—	—	25	25	25	25	25	25
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•

19

10 Percent of Total Assets (excluding securities lending
collateral) (italic type)
10 Percent of Net Assets (including borrowings for
investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and		Growth		CORE	CORE
strategies of the Fund	Balanced	and Income		Large Cap	U.S. Equity
— Not permitted	Fund	Fund		Value Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•		•[6]	•[6]
Asset-Backed and Mortgage-Backed Securities[7]	•	•		—	—
Bank Obligations[7]	•	•		•	•
Convertible Securities[8]	•	•		•	•
Corporate Debt Obligations[7]	•	•		•[9]	•[9]
Equity Investments	45-65	65	+	80+	90+
Emerging Country Securities	10 [10]	25	[10]	—	—
Fixed Income Securities[11]	35-45 [12]	35		20 [9]	10 [9]
Foreign Securities	10 [10]	25	[10]	•[15]	•[15]
Foreign Government Securities[7]	•	—		—	—
Municipal Securities	•	—		—	—
Non-Investment Grade Fixed Income Securities	10 [16]	10	[17]	—	—
Real Estate Investment Trusts	•	•		•	•
Stripped Mortgage Backed Securities[7]	•	—		—	—
Structured Securities*	•	•		•	•
Temporary Investments	100	100		35	35
U.S. Government Securities[7]	•	•		•	•
Yield Curve Options and Inverse Floating Rate Securities	•	—		—	—

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[6]	The CORE Funds may not invest in European Depositary Receipts.
[7]	Limited by the amount the Fund invests in fixed-income securities.
[8]	Convertible securities purchased by the Balanced Fund must be B or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Moody’s Investor’s Service, Inc. (“Moody’s”). The CORE Funds have no minimum rating criteria and all other Funds use the same rating criteria for convertible and non-convertible debt securities.
[9]	Cash equivalents only.

[10]	The Balanced, Growth and Income, Capital Growth, Strategic Growth and Growth Opportunities Funds may invest in the aggregate up to 10%, 25%, 10%, 10% and 10%, respectively, of their Total Assets in foreign securities, including emerging country securities. The Mid Cap Value and Small Cap Value Funds may invest in the aggregate up to 25% of their Net Assets in foreign securities including emerging country securities.

[11]	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s).

[12]	The Balanced Fund invests at least 25% of its Total Assets in fixed-income senior securities; the remainder may be invested in other fixed-income securities and cash.

[13]	The Mid Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap Value Index at the time of investment; and (2) fixed-income securities.

[14]	The Small Cap Value Fund may invest in the aggregate up to 20% of its Net Assets in: (1) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment; and (2) fixed-income securities.

20

OTHER INVESTMENT PRACTICES AND SECURITIES

					Mid	Small	Large
CORE	CORE	Capital	Strategic	Growth	Cap	Cap	Cap
Large Cap	Small Cap	Growth	Growth	Opportunities	Value	Value	Value
Growth Fund	Equity Fund	Fund	Fund	Fund	Fund	Fund	Fund

•[6]	•[6]	•	•	•	•	•	•
—	—	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•	•	•	•	•	•	•	•
•[9]	•[9]	•	•	•	•	•	•
80+	80+	90+	90+	90+	80+	80+	80+
—	—	10 [10]	10[10]	10[10]	25 [10]	25[10]	—
20[9]	20[9]	•	•	•	20 [13]	20[14]	20
•[15]	•[15]	10 [10]	10[10]	10[10]	25 [10]	25[10]	25
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	10 [17]	10[17]	10[17]	10 [18]	20[17]	10[17]
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—
•	•	•	•	•	•	•	•
35	35	100	100	100	100	100	100
•	•	•	•	•	•	•	•
—	—	—	—	—	—	—	—

[15]	Equity securities of foreign issuers must be traded in the United States.

[16]	Must be at least BB or B by Standard & Poor’s or Ba or B by Moody’s at the time of investment.

[17]	May be BB or lower by Standard & Poor’s or Ba or lower by Moody’s at the time of investment.

[18]	Must be B or higher by Standard & Poor’s or B or higher by Moody’s at the time of investment.

21

Principal Risks of the Funds

Loss of money is a risk of investing in each Fund. An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

			CORE		CORE	CORE
		Growth	Large	CORE	Large	Small
		and	Cap	U.S.	Cap	Cap
• Applicable	Balanced	Income	Value	Equity	Growth	Equity
— Not applicable	Fund	Fund	Fund	Fund	Fund	Fund

Credit/ Default	•	•	•	•	•	•
Foreign	•	•	•	•	•	•
Emerging Countries	•	•	•	•	•	•
Small Cap	—	—	—	—	—	•
Stock	•	•	•	•	•	•
Derivatives	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•
Management	•	•	•	•	•	•
Market	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•
Initial Public Offering (“IPO”)	—	—	—	—	—	—

22

PRINCIPAL RISKS OF THE FUNDS

			Mid	Small	Large
Capital	Strategic	Growth	Cap	Cap	Cap
Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund

•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	—	—	•	•	—
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
•	•	•	•	•	•
—	•	—	•	•	•

23

All Funds:

■	Credit/ Default Risk— The risk that an issuer or guarantor of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal.
■	Foreign Risk— The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
■	Emerging Countries Risk— The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Derivatives Risk— The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
■	Interest Rate Risk— The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk— The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk— The risk that a Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market

24

PRINCIPAL RISKS OF THE FUNDS

conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which Goldman Sachs now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s net asset value (“NAV”).

Specific Funds:

■	Small Cap Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
■	IPO Risk— The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

25

Fund Performance

HOW THE FUNDS HAVE PERFORMED

The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of a Fund’s Institutional Shares compare to those of broad-based securities market indices. The bar chart and table assume reinvestment of dividends and distributions. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
26

FUND PERFORMANCE

Balanced Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -8.65%. Best Quarter* Q4 ’99 +8.29% Worst Quarter* Q3 ’98 -8.69%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 8/15/97)	-0.03%	4.41%
S&P 500® Index**	-9.08%	12.60%
Lehman Brothers Aggregate Bond Index***	11.59%	7.01%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

***	The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Index figures do not reflect any deduction for fees or expenses.

27

Growth and Income Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -17.26%. Best Quarter* Q2 ’97 +15.24% Worst Quarter* Q3 ’98 -16.86%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 6/3/96)	-5.87%	7.84%
S&P 500® Index**	-9.08%	17.75%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

28

FUND PERFORMANCE

CORE Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -11.34%. Best Quarter* Q2 ’99 +10.50% Worst Quarter* Q3 ’99 -8.52%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 12/31/98)	4.53%	6.83%
Russell 1000® Value Index**	7.00%	7.17%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

29

CORE U.S. Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -19.15%. Best Quarter* Q4 ’98 +21.60% Worst Quarter* Q3 ’98 -14.57%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Institutional Shares (Inception 6/15/95)	-9.57%	17.10%	18.36%
S&P 500® Index**	-9.08%	18.30%	19.57%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

30

FUND PERFORMANCE

CORE Large Cap Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -30.47%. Best Quarter* Q4 ’98 +25.61% Worst Quarter* Q4 ’00 -21.74%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 5/1/97)	-22.10%	15.43%
Russell 1000® Growth Index**	-22.37%	16.34%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Growth Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

31

CORE Small Cap Equity Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -14.52%. Best Quarter* Q4 ’99 +15.35% Worst Quarter* Q3 ’98 -24.25%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 8/15/97)	3.18%	6.39%
Russell 2000® Index**	-3.02%	6.11%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index figures do not reflect any deduction for fees or expenses.

32

FUND PERFORMANCE

Capital Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -22.79%. Best Quarter* Q4 ’98 +24.46% Worst Quarter* Q3 ’98 -11.40%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 8/15/97)	-7.34%	16.98%
S&P 500® Index**	-9.08%	12.60%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

33

Strategic Growth Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -24.51%. Best Quarter* Q1 ’00 +1.50% Worst Quarter* Q4 ’00 -7.82%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 5/24/99)	-7.03%	7.19%
S&P 500® Index**	-9.08%	0.31%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

34

FUND PERFORMANCE

Growth Opportunities Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -15.25%. Best Quarter* Q1 ’00 +16.52% Worst Quarter* Q4 ’00 +0.78%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 5/24/99)	26.38%	51.54%
S&P Midcap 400 Index**	17.45%	17.84%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The S&P Midcap 400 Index is an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees or expenses.

35

Mid Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -0.75%. Best Quarter* Q2 ’99 +21.23% Worst Quarter* Q3 ’98 -20.78%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	5 Years	Since Inception

Institutional Shares (Inception 8/1/95)	32.00%	15.51%	15.25%
Russell Midcap® Value Index**	19.13%	15.10%	15.69%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

36

FUND PERFORMANCE

Small Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was +3.52%. Best Quarter* Q2 ’99 +30.23% Worst Quarter* Q3 ’98 -32.16%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 8/15/97)	32.46%	4.74%
Russell 2000® Value Index**	22.74%	6.86%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

37

Large Cap Value Fund

TOTAL RETURN	CALENDAR YEAR

The total return for Institutional Shares for the 9-month period ended September 30, 2001 was -11.86%. Best Quarter* Q3 ’00 +8.66% Worst Quarter* Q2 ’00 -2.02%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2000	1 Year	Since Inception

Institutional Shares (Inception 12/15/99)	10.38%	9.89%
Russell 1000® Value Index**	7.00%	8.63%

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

**	The Russell 1000® Value Index is an unmanaged market capitalization weighted index of the 1000 largest ranking U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees or expenses.

38

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39

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of a Fund.

CORE
		Growth and	Large Cap	CORE
	Balanced	Income	Value	U.S. Equity
	Fund	Fund	Fund	Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.65%	0.70%	0.60%	0.75%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses[3]	0.29%	0.11%	0.17%	0.08%

Total Fund Operating Expenses*	0.94%	0.81%	0.77%	0.83%

See page 42 for all other footnotes.

*	As a result of current waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Funds which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

			CORE
		Growth and	Large Cap	CORE
	Balanced	Income	Value	U.S. Equity
	Fund	Fund	Fund	Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):[1]
Management Fees[2]	0.65%	0.70%	0.60%	0.70%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses[3]	0.10%	0.09%	0.10%	0.04%

Total Fund Operating Expenses (after current waivers and expense limitations)	0.75%	0.79%	0.70%	0.74%

40

FUND FEES AND EXPENSES

CORE	CORE
Large Cap	Small Cap	Capital	Strategic	Growth	Mid Cap	Small Cap	Large Cap
Growth	Equity	Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None
None	None	None	None	None	None	None	None
0.75%	0.85%	1.00%	1.00%	1.00%	0.75%	1.00%	0.75%
None	None	None	None	None	None	None	None
0.09%	0.34%	0.06%	0.27%	0.14%	0.17%	0.20%	0.68%

0.84%	1.19%	1.06%	1.27%	1.14%	0.92%	1.20%	1.43%

CORE	CORE
Large Cap	Small Cap	Capital	Strategic	Growth	Mid Cap	Small Cap	Large Cap
Growth	Equity	Growth	Growth	Opportunities	Value	Value	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

0.70%	0.85%	1.00%	1.00%	1.00%	0.75%	1.00%	0.75%
None	None	None	None	None	None	None	None
0.06%	0.08%	0.04%	0.04%	0.14%	0.14%	0.10%	0.10%

0.76%	0.93%	1.04%	1.04%	1.14%	0.89%	1.10%	0.85%

41

Fund Fees and Expenses continued

[1]	The Funds’ annual operating expenses are based on actual expenses.
[2]	The Investment Adviser has voluntarily agreed not to impose a portion of the management fee on the CORE U.S. Equity Fund and the CORE Large Cap Growth Fund equal to 0.05% and 0.05%, respectively, of such Funds’ average daily net assets. As a result of fee waivers, the current management fees of the CORE U.S. Equity Fund and CORE Large Cap Growth Fund are 0.70% and 0.70%, respectively, of such Funds’ average daily net assets. The waivers may be terminated at any time at the option of the Investment Adviser.

[3]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund’s Institutional Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentages of each Fund’s average daily net assets:

Other
Fund	Expenses

Balanced	0.06%
Growth and Income	0.05%
CORE Large Cap Value	0.06%
CORE U.S. Equity	0.00%
CORE Large Cap Growth	0.02%
CORE Small Cap Equity	0.04%
Capital Growth	0.00%
Strategic Growth	0.00%
Growth Opportunities	0.11%
Mid Cap Value	0.10%
Small Cap Value	0.06%
Large Cap Value	0.06%
42

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in a Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

Balanced	$96	$300	$520	$1,155

Growth and Income	$83	$259	$450	$1,002

CORE Large Cap Value	$79	$246	$428	$954

CORE U.S. Equity	$85	$265	$460	$1,025

CORE Large Cap Growth	$86	$268	$466	$1,037

CORE Small Cap Equity	$121	$378	$654	$1,443

Capital Growth	$108	$337	$585	$1,294

Strategic Growth	$129	$403	$697	$1,534

Growth Opportunities	$116	$362	$628	$1,386

Mid Cap Value	$94	$293	$509	$1,131

Small Cap Value	$122	$381	$660	$1,455

Large Cap Value	$146	$452	$782	$1,713

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

43

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Balanced Growth and Income CORE Large Cap Value CORE Large Cap Growth CORE Small Cap Equity Strategic Growth Growth Opportunities Mid Cap Value Small Cap Value Large Cap Value

Goldman Sachs Funds Management, L.P. (“GSFM”) 32 Old Slip New York, New York 10005	CORE U.S. Equity Capital Growth

GSAM and GSFM are business units of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. GSFM, a registered investment adviser since 1990, is a Delaware limited partnership which is an affiliate of Goldman Sachs. As of September 30, 2001, GSAM and GSFM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

44

SERVICE PROVIDERS

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
	Contractual	Year Ended
	Rate	August 31, 2001

GSAM:

Balanced	0.65%	0.65%

Growth and Income	0.70%	0.70%

CORE Large Cap Value	0.60%	0.60%

CORE Large Cap Growth	0.75%	0.70%

CORE Small Cap Equity	0.85%	0.85%

Strategic Growth	1.00%	1.00%

Growth Opportunities	1.00%	1.00%

Mid Cap Value	0.75%	0.75%

Small Cap Value	1.00%	1.00%

Large Cap Value	0.75%	0.75%

GSFM:

CORE U.S. Equity	0.75%	0.70%

Capital Growth	1.00%	1.00%

45

The difference, if any, between the stated fees and the actual fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations in the future at its discretion.

FUND MANAGERS

M. Roch Hillenbrand, a Managing Director of Goldman Sachs since 1997, is the Head of Global Equities for GSAM, overseeing the United States, Europe, Japan, and non-Japan Asia. In this capacity, he is responsible for managing the group as it defines and implements global portfolio management processes that are consistent, reliable and predictable. Mr. Hillenbrand joined Goldman Sachs in 1997 upon its acquisition of Commodities Corporation, LLC (now Goldman Sachs Princeton LLC) where he was and continues as President. Over the course of his 19-year career at Commodities Corporation (now Goldman Sachs Princeton LLC), Mr. Hillenbrand has had extensive experience in dealing with internal and external investment managers who have managed a range of futures and equities strategies across multiple markets, using a variety of styles.

Value Team

■	Twelve portfolio managers/analysts with over 100 years of combined financial experience comprise the Investment Adviser’s value investment team
■	Multi-sector focus provides a balanced perspective and in-depth industry knowledge
■	Across all value products, the Investment Adviser leverages the industry research expertise of its small, mid and large cap investment teams

______________________________________________________________________________________________________________

Value Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Eileen A. Aptman Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 1996 1997	Ms. Aptman joined the Investment Adviser as a research analyst in 1993. She became a portfolio manager in 1996.

Andew Braun Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Braun joined the Investment Adviser as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team and became a portfolio manager in May 2001.

46

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Sally Pope Davis Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Ms. Davis joined the Investment Adviser as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.

Sean Gallagher Vice President	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001 2001	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Stephen L. Korn Associate	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Mr. Korn joined the Investment Adviser as a research analyst in June 1999. From January 1999 to June 1999, he was an equity research analyst at Gabelli & Company, Inc. From July 1995 to July 1998, he was a consultant at Andersen Consulting LLP in the Telecommunications Group.

Chip Otness Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2000 2000	Mr. Otness joined the Investment Adviser as a portfolio manager in 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.

Lisa Parisi Vice President	Portfolio Manager— Mid Cap Value Small Cap Value	Since 2001 2001	Ms. Parisi joined the Investment Adviser as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

Eileen Rominger Managing Director	Portfolio Manager— Balanced (Equity) Growth and Income Large Cap Value Mid Cap Value	Since 1999 1999 1999 1999	Ms. Rominger joined the Investment Adviser as a portfolio manager and Chief Investment Officer of the Value team in 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

47

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

________________________________________________________________________________

Quantitative Equity Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Melissa Brown Managing Director	Senior Portfolio Manager— CORE Large Cap Value CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity	Since 1998 1998 1998 1998	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1991 1997 1997 1998	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President	Senior Portfolio Manager— CORE U.S. Equity CORE Large Cap Growth CORE Small Cap Equity CORE Large Cap Value	Since 1996 1997 1997 1998	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

Growth Investment Team

■	21-year consistent investment style applied through diverse and complete market cycles

■	More than $16 billion in equities currently under management

■	More than 300 client account relationships

■	A portfolio management and analytical team with more than 250 years combined investment experience

________________________________________________________________________________

Growth Investment Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Steven M. Barry Managing Director	Senior Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

48

SERVICE PROVIDERS

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Kenneth T. Berents Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2000 2000 2000 2000	Mr. Berents joined the Investment Adviser as a portfolio manager in 2000. From 1992 to 1999, he was Director of Research and head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ehlers joined the Investment Adviser as a senior portfolio manager and Chief Investment Officer of the Growth team in 1997. From 1981 to 1997, he was the Chief Investment Officer and Chairman of Liberty and its predecessor firm, Eagle.

Gregory H. Ekizian Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Ekizian joined the Investment Adviser as portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar Vice President	Portfolio Manager— Growth Opportunities Capital Growth Balanced (Equity) Strategic Growth	Since 1999 2000 2000 2000	Mr. Kolar joined the Investment Adviser as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, he was an equity analyst and information systems specialist at Liberty.

Andrew F. Pyne Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 2001 2001 2001 2001	Mr. Pyne joined the Investment Adviser as a product manager in 1997. He became a portfolio manager in August 2001. From 1992 to 1997, he was a product manager at Van Kampen Investments.

David G. Shell Managing Director	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in 1997. From 1987 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

Ernest C. Segundo, Jr. Vice President	Senior Portfolio Manager— Capital Growth Balanced (Equity) Strategic Growth Growth Opportunities	Since 1997 1998 1999 1999	Mr. Segundo joined the Investment Adviser as a portfolio manager in 1997. From 1992 to 1997, he was a portfolio manager at Liberty and its predecessor firm, Eagle.

49

Fixed-Income Portfolio Management Team

■	Fixed-income portfolio management is comprised of a deep team of sector specialists
■	The team strives to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation

■	The team manages approximately $57.6 billion in fixed-income assets for retail, institutional and high net worth clients

________________________________________________________________________________

Fixed-Income Portfolio Management Team

Years
		Primarily	Five Year Employment
Name and Title	Fund Responsibility	Responsible	History

Jonathan A. Beinner Chief Investment Officer, Fixed-Income Portfolio Management	Senior Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Beinner joined the Investment Adviser in 1990 as a portfolio manager.

James B. Clark Managing Director Co-Head U.S. Fixed-Income	Portfolio Manager— Balanced (Fixed-Income)	Since 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Funds’ transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to

50

SERVICE PROVIDERS

those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
51

Dividends

Each Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the same Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment company taxable income and distributions from net capital gains are declared and paid as follows:

Capital
	Investment	Gains
Fund	Income Dividends	Distributions

Balanced	Quarterly	Annually

Growth and Income	Quarterly	Annually

CORE Large Cap Value	Quarterly	Annually

CORE U.S. Equity	Annually	Annually

CORE Large Cap Growth	Annually	Annually

CORE Small Cap Equity	Annually	Annually

Capital Growth	Annually	Annually

Strategic Growth	Annually	Annually

Growth Opportunities	Annually	Annually

Mid Cap Value	Annually	Annually

Small Cap Value	Annually	Annually

Large Cap Value	Annually	Annually

52

DIVIDENDS

From time to time a portion of a Fund’s dividends may constitute a return of capital.

When you purchase shares of a Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

53

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Funds’ Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Funds?
You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (each Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds— (Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In order to make an initial investment in a Fund, you must furnish to the Fund or Goldman Sachs the Account Application attached to this Prospectus. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.

How Do I Purchase Shares Through A Financial Institution?

Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and

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SHAREHOLDER GUIDE

the order will be priced at the Fund’s NAV next determined after such acceptance.
■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds’ Institutional Shares. These payments may be in addition to other payments borne by the Funds.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to certain institutions and other persons in connection with the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Institutional Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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What Is My Minimum Investment In The Funds?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of clients	$1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
■ Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees

■ Individual investors	$10,000,000
■ Qualified non-profit organizations, charitable trusts, foundations and endowments
■ Accounts over which GSAM or its advisory affiliates have investment discretion

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Modify or waive the minimum investment amounts.
■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of

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SHAREHOLDER GUIDE

frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of a Fund.

■	Close a Fund to new investors from time to time and reopen a Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Institutional Shares is the Fund’s next determined NAV. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Funds’ investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Funds receive your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Funds receive your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than a Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

Foreign securities may trade in their local markets on days a Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

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In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Funds?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, each Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Mail your request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone redemption privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Funds as described under “How Do I Purchase Shares Through A Financial Institution?”

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm

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SHAREHOLDER GUIDE

that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any other institution assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

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What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares if your account balance falls below $50 as a result of earlier redemptions. The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to a Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Institutional Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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SHAREHOLDER GUIDE

Can I Exchange My Investment From One Fund To Another?
You may exchange Institutional Shares of a Fund at NAV for Institutional Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be

61

subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?
You will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-621-2550. You will also be provided with a printed confirmation for each transaction in your account and a monthly account statement. The Funds do not generally provide sub-accounting services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

Unless your investment is an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Funds are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Funds’ income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing their taxable income.

If you buy shares of a Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

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SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Funds may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that a Fund invests in fixed-income securities, that Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a Fund will not recover its investment. Call risk and extension risk are normally present in mortgage-backed securities and asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to

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investors. The same would be true of asset-backed securities such as securities backed by car loans.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Funds’ historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment objectives, and all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. Each Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only
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APPENDIX A

then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Funds may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S.

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issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of a Fund’s assets in one or a few countries and currencies will subject a Fund to greater risks than if a Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by a Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Certain Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

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APPENDIX A

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The member countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the member countries.

The new European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. The elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities a Fund may hold, or the impact, if any, on Fund performance. During the first two years of the euro’s existence, the exchange rates of the euro versus many of the world’s major currencies has declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by the Funds may be denominated in the euro.

Risks of Emerging Countries. Certain Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, Eastern Europe, Latin and South America

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and Africa. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser, its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain Asian and other countries, it is anticipated that a Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social

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APPENDIX A

unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern Europe or other countries.

A Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and often may involve a Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by a Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). A Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

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A Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Investment Adviser does not currently anticipate that a significant portion of the Funds’ currency exposure in emerging countries, if any, will be covered by such instruments.

Risks of Derivative Investments. A Fund’s transactions, if any, in options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Each Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of a Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/ Default Risks. Debt securities purchased by the Funds may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments,

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domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality.

Certain Funds may invest in fixed-income securities rated BB or Ba or below (or comparable unrated securities) which are commonly referred to as “junk bonds.” Junk bonds are considered predominantly speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Initial Public Offerings. The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited

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number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Temporary Investment Risks. Each Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities in which a Fund invests are subject to the same rating criteria as its other investments in fixed-income securities. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

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APPENDIX A

Foreign Currency Transactions. A Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. A Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, certain Funds may also enter into such transactions to seek to increase total return, which is considered a speculative practice.

Some Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, a Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. Each Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value

75

of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities, Securities Indices and Foreign Currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which they may invest or on any securities index consisting of securities in which they may invest. A Fund may also, to the extent that it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase a Fund’s transaction costs. Options written or purchased

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APPENDIX A

by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may engage in futures transactions on both U.S. and foreign exchanges.

Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to additional risk of loss.

■	The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

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■	Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. Each Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, a Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

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APPENDIX A

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by a Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Short Sales Against-the-Box. Certain Funds may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities

79

convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Preferred Stock, Warrants and Rights. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. Each Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which a Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts.™ The Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®.
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APPENDIX A

The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM (formerly World Equity Benchmark Shares or WEBs). iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. Each Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

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Bank Obligations. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. Each Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently.

Custodial Receipts. Interests in U.S. government securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Backed Securities. Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued mortgage-backed securities are normally structured with one or more types of “credit enhancement.” However, these mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

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APPENDIX A

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgaged-backed securities also include stripped mortgage-backed securities (“SMBS”), which are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities.

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In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Borrowings. Each Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its total assets.

Mortgage Dollar Rolls. Certain Funds may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Fund of securities for delivery in the current month. The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund’s performance.

Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, a Fund may experience a loss. For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

Yield Curve Options. Certain Funds may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, such options present a risk of loss

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APPENDIX A

even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase them at a mutually agreed upon date and price (including interest). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. Reverse repurchase agreements may also be entered into when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Reverse repurchase agreements involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

Municipal Securities. Certain Funds may invest in securities and instruments issued by state and local government issuers. Municipal securities in which a Fund may invest consist of bonds, notes, commercial paper and other instruments (including participating interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities in which a Fund may invest include private activity bonds, municipal leases, certificates of participation, pre-funded municipal securities and auction rate securities.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they

85

represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market value, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these investment techniques were not used.

Loan Participations. Certain Funds may invest in loan participations. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. A Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan participation interests may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When a Fund acts as co-lender in connection with a participation interest or when it acquires certain participation interests, the Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Fund lacks direct recourse, it will look to the agent bank to enforce

86

APPENDIX A

appropriate credit remedies against the borrower. In these cases, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the agent bank may become insolvent.

Inverse Floaters. Certain Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

87

Appendix B
Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years (or less if the Fund has not been in operation for less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended August 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP, whose report, along with a Fund’s financial statements, is included in the Funds’ annual report (available upon request). The information for all periods prior to the period ended August 31, 2000 has been audited by the Funds’ previous independent accountants.

BALANCED FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$21.42	$0.54	[c]	$(2.62)	$(2.08)
2001 - Class B Shares	21.27	0.39	[c]	(2.60)	(2.21)
2001 - Class C Shares	21.25	0.39	[c]	(2.60)	(2.21)
2001 - Institutional Shares	21.46	0.62	[c]	(2.62)	(2.00)
2001 - Service Shares	21.41	0.55	[c]	(2.65)	(2.10)

2000 - Class A Shares	20.38	0.60	[c]	1.75	2.35
2000 - Class B Shares	20.26	0.45	[c]	1.73	2.18
2000 - Class C Shares	20.23	0.45	[c]	1.74	2.19
2000 - Institutional Shares	20.39	0.71	[c]	1.75	2.46
2000 - Service Shares	20.37	0.59	[c]	1.74	2.33

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	20.48	0.32		(0.19)	0.13
1999 - Class B Shares	20.37	0.22		(0.18)	0.04
1999 - Class C Shares	20.34	0.23		(0.19)	0.04
1999 - Institutional Shares	20.48	0.53		(0.35)	0.18
1999 - Service Shares	20.47	1.22		(1.14)	0.08

For The Years Ended January 31,
1999 - Class A Shares	20.29	0.58		0.20	0.78
1999 - Class B Shares	20.20	0.41		0.21	0.62
1999 - Class C Shares	20.17	0.41		0.21	0.62
1999 - Institutional Shares	20.29	0.64		0.20	0.84
1999 - Service Shares	20.28	0.53		0.21	0.74

1998 - Class A Shares	18.78	0.57		2.66	3.23
1998 - Class B Shares	18.73	0.50		2.57	3.07
1998 - Class C Shares (commenced August 15, 1997)	21.10	0.25		0.24	0.49
1998 - Institutional Shares (commenced August 15, 1997)	21.18	0.26		0.32	0.58
1998 - Service Shares (commenced August 15, 1997)	21.18	0.22		0.32	0.54

1997 - Class A Shares	17.31	0.66		2.47	3.13
1997 - Class B Shares (commenced May 1, 1996)	17.46	0.42		2.34	2.76

See page 132 for all footnotes.

88

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.74)	$—	$(0.26)	$(1.00)	$18.34	(9.95)%	$109,350	1.15%
(0.59)	—	(0.26)	(0.85)	18.21	(10.62)	28,316	1.90
(0.59)	—	(0.26)	(0.85)	18.19	(10.63)	7,113	1.90
(0.82)	—	(0.26)	(1.08)	18.38	(9.56)	2,379	0.75
(0.70)	—	(0.26)	(0.96)	18.35	(10.06)	16	1.25

(0.50)	—	(0.81)	(1.31)	21.42	12.00	135,632	1.12
(0.36)	—	(0.81)	(1.17)	21.27	11.17	33,759	1.87
(0.36)	—	(0.81)	(1.17)	21.25	11.23	8,658	1.87
(0.58)	—	(0.81)	(1.39)	21.46	12.59	2,509	0.72
(0.48)	—	(0.81)	(1.29)	21.41	11.89	17	1.22

(0.23)	—	—	(0.23)	20.38	0.62	169,395	1.10	[b]
(0.15)	—	—	(0.15)	20.26	0.20	40,515	1.85	[b]
(0.15)	—	—	(0.15)	20.23	0.18	11,284	1.85	[b]
(0.27)	—	—	(0.27)	20.39	0.86	2,361	0.70	[b]
(0.18)	—	—	(0.18)	20.37	0.39	15	1.20	[b]

(0.59)	—	—	(0.59)	20.48	3.94	192,453	1.04
(0.45)	—	—	(0.45)	20.37	3.15	43,926	1.80
(0.45)	—	—	(0.45)	20.34	3.14	14,286	1.80
(0.65)	—	—	(0.65)	20.48	4.25	8,010	0.73
(0.55)	—	—	(0.55)	20.47	3.80	490	1.23

(0.56)	—	(1.16)	(1.72)	20.29	17.54	163,636	1.00
(0.42)	(0.02)	(1.16)	(1.60)	20.20	16.71	23,639	1.76
(0.22)	(0.04)	(1.16)	(1.42)	20.17	2.49	8,850	1.77	[b]
(0.23)	(0.08)	(1.16)	(1.47)	20.29	2.93	8,367	0.76	[b]
(0.22)	(0.06)	(1.16)	(1.44)	20.28	2.66	16	1.26	[b]

(0.66)	—	(1.00)	(1.66)	18.78	18.59	81,410	1.00
(0.42)	(0.07)	(1.00)	(1.49)	18.73	16.22	2,110	1.75	[b]

89

BALANCED FUND (continued)

			Ratios assuming
			no expense reductions

	Ratio of				Ratio of
	net				net
	investment		Ratio of		investment
	income		expenses		income		Portfolio
	to average		to average		to average		turnover
	net assets		net assets		net assets		rate[d]

For The Years Ended August 31,
2001 - Class A Shares	2.78%		1.34%		2.59%		187%
2001 - Class B Shares	2.03		2.09		1.84		187
2001 - Class C Shares	2.03		2.09		1.84		187
2001 - Institutional Shares	3.18		0.94		2.99		187
2001 - Service Shares	2.84		1.44		2.65		187

2000 - Class A Shares	2.94		1.29		2.77		154
2000 - Class B Shares	2.19		2.04		2.02		154
2000 - Class C Shares	2.19		2.04		2.02		154
2000 - Institutional Shares	3.46		0.89		3.29		154
2000 - Service Shares	2.86		1.39		2.69		154

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	2.58	[b]	1.32	[b]	2.36	[b]	90
1999 - Class B Shares	1.83	[b]	2.07	[b]	1.61	[b]	90
1999 - Class C Shares	1.84	[b]	2.07	[b]	1.62	[b]	90
1999 - Institutional Shares	2.96	[b]	0.92	[b]	2.74	[b]	90
1999 - Service Shares	2.46	[b]	1.42	[b]	2.24	[b]	90

For The Years Ended January 31,
1999 - Class A Shares	2.90		1.45		2.49		175
1999 - Class B Shares	2.16		2.02		1.94		175
1999 - Class C Shares	2.17		2.02		1.95		175
1999 - Institutional Shares	3.22		0.95		3.00		175
1999 - Service Shares	2.77		1.45		2.55		175

1998 - Class A Shares	2.94		1.57		2.37		190
1998 - Class B Shares	2.14		2.07		1.83		190
1998 - Class C Shares (commenced August 15, 1997)	2.13	[b]	2.08	[b]	1.82	[b]	190
1998 - Institutional Shares (commenced August 15, 1997)	3.13	[b]	1.07	[b]	2.82	[b]	190
1998 - Service Shares (commenced August 15, 1997)	2.58	[b]	1.57	[b]	2.27	[b]	190

1997 - Class A Shares	3.76		1.77		2.99		208
1997 - Class B Shares (commenced May 1, 1996)	2.59	[b]	2.27	[b]	2.07	[b]	208

90

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91

GROWTH AND INCOME FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$24.78	$0.01 [c]	$(5.13)	$(5.12)
2001 - Class B Shares	24.42	(0.15)[c]	(5.04)	(5.19)
2001 - Class C Shares	24.37	(0.15)[c]	(5.03)	(5.18)
2001 - Institutional Shares	24.91	0.11 [c]	(5.18)	(5.07)
2001 - Service Shares	24.77	(0.01)[c]	(5.13)	(5.14)

2000 - Class A Shares	24.68	0.07 [c]	1.44	1.51
2000 - Class B Shares	24.46	(0.10)[c]	1.42	1.32
2000 - Class C Shares	24.41	(0.09)[c]	1.40	1.31
2000 - Institutional Shares	24.72	0.16 [c]	1.49	1.65
2000 - Service Shares	24.68	0.05 [c]	1.44	1.49

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	24.33	0.19	0.31	0.50
1999 - Class B Shares	24.13	0.08	0.31	0.39
1999 - Class C Shares	24.08	0.08	0.30	0.38
1999 - Institutional Shares	24.35	0.34	0.23	0.57
1999 - Service Shares	24.33	0.17	0.32	0.49

For The Years Ended January 31,
1999 - Class A Shares	25.93	0.20	(1.60)	(1.40)
1999 - Class B Shares	25.73	0.02	(1.58)	(1.56)
1999 - Class C Shares	25.70	0.02	(1.59)	(1.57)
1999 - Institutional Shares	25.95	0.29	(1.58)	(1.29)
1999 - Service Shares	25.92	0.17	(1.58)	(1.41)

1998 - Class A Shares	23.18	0.11	5.27	5.38
1998 - Class B Shares	23.10	0.04	5.14	5.18
1998 - Class C Shares (commenced August 15, 1997)	28.20	(0.01)	0.06	0.05
1998 - Institutional Shares	23.19	0.27	5.23	5.50
1998 - Service Shares	23.17	0.14	5.23	5.37

1997 - Class A Shares	19.98	0.35	5.18	5.53
1997 - Class B Shares (commenced May 1, 1996)	20.82	0.17	4.31	4.48
1997 - Institutional Shares (commenced June 3, 1996)	21.25	0.29	3.96	4.25
1997 - Service Shares (commenced March 6, 1996)	20.71	0.28	4.50	4.78

See page 132 for all footnotes.

92

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	returna	(in 000s)	net assets

$—	$—	$—	$—	$19.66	(20.66)%	$355,205	1.19%
—	—	—	—	19.23	(21.25)	98,747	1.94
—	—	—	—	19.19	(21.22)	10,360	1.94
—	—	—	—	19.84	(20.32)	28,201	0.79
—	—	—	—	19.63	(20.75)	5,581	1.29

(0.05)	(0.03)	(1.33)	(1.41)	24.78	6.48	576,354	1.18
(0.02)	(0.01)	(1.33)	(1.36)	24.42	5.70	155,527	1.93
(0.01)	(0.01)	(1.33)	(1.35)	24.37	5.67	15,746	1.93
(0.09)	(0.04)	(1.33)	(1.46)	24.91	7.05	28,543	0.78
(0.05)	(0.02)	(1.33)	(1.40)	24.77	6.40	7,926	1.28

(0.15)	—	—	(0.15)	24.68	2.05	855,174	1.19	[b]
(0.06)	—	—	(0.06)	24.46	1.60	271,912	1.94	[b]
(0.05)	—	—	(0.05)	24.41	1.58	31,328	1.94	[b]
(0.20)	—	—	(0.20)	24.72	2.32	32,181	0.79	[b]
(0.14)	—	—	(0.14)	24.68	2.01	10,008	1.29	[b]

(0.19)	(0.01)	—	(0.20)	24.33	(5.40)	1,122,157	1.22
(0.04)	—	—	(0.04)	24.13	(6.07)	349,662	1.92
(0.05)	—	—	(0.05)	24.08	(6.12)	48,146	1.92
(0.30)	(0.01)	—	(0.31)	24.35	(5.00)	173,696	0.80
(0.17)	(0.01)	—	(0.18)	24.33	(5.44)	11,943	1.30

(0.11)	—	(2.52)	(2.63)	25.93	23.71	1,216,582	1.25
—	(0.03)	(2.52)	(2.55)	25.73	22.87	307,815	1.94
—	(0.03)	(2.52)	(2.55)	25.70	0.51	31,686	1.99	[b]
(0.22)	—	(2.52)	(2.74)	25.95	24.24	36,225	0.83
(0.06)	(0.04)	(2.52)	(2.62)	25.92	23.63	8,893	1.32

(0.35)	(0.01)	(1.97)	(2.33)	23.18	28.42	615,103	1.22
(0.17)	(0.06)	(1.97)	(2.20)	23.10	22.23	17,346	1.93	[b]
(0.30)	(0.04)	(1.97)	(2.31)	23.19	20.77	193	0.82	[b]
(0.28)	(0.07)	(1.97)	(2.32)	23.17	23.87	3,174	1.32	[b]

93

GROWTH AND INCOME FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	0.07%	1.21%		0.05%	40%
2001 - Class B Shares	(0.68)	1.96		(0.70)	40
2001 - Class C Shares	(0.68)	1.96		(0.70)	40
2001 - Institutional Shares	0.49	0.81		0.47	40
2000 - Service Shares	(0.03)	1.31		(0.05)	40

2000 - Class A Shares	0.31	1.18		0.31	87
2000 - Class B Shares	(0.41)	1.93		(0.41)	87
2000 - Class C Shares	(0.40)	1.93		(0.40)	87
2000 - Institutional Shares	0.69	0.78		0.69	87
2000 - Service Shares	0.20	1.28		0.20	87

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.26[b]	1.20[b]		1.25[b]	55
1999 - Class B Shares	0.51[b]	1.95[b]		0.50[b]	55
1999 - Class C Shares	0.51[b]	1.95[b]		0.50[b]	55
1999 - Institutional Shares	1.72[b]	0.80[b]		1.71[b]	55
1999 - Service Shares	1.16[b]	1.30[b]		1.15[b]	55

For The Years Ended January 31,
1999 - Class A Shares	0.78	1.32		0.68	126
1999 - Class B Shares	0.09	1.92		0.09	126
1999 - Class C Shares	0.10	1.92		0.10	126
1999 - Institutional Shares	1.25	0.80		1.25	126
1999 - Service Shares	0.72	1.30		0.72	126

1998 - Class A Shares	0.43	1.42		0.26	62
1998 - Class B Shares	(0.35)	1.94		(0.35)	62
1998 - Class C Shares (commenced August 15, 1997)	(0.48)[b]	1.99	[b]	(0.48)[b]	62
1998 - Institutional Shares	0.76	0.83		0.76	62
1998 - Service Shares	0.32	1.32		0.32	62

1997 - Class A Shares	1.60	1.43		1.39	53
1997 - Class B Shares (commenced May 1, 1996)	0.15 [b]	1.93	[b]	0.15 [b]	53
1997 - Institutional Shares (commenced June 3, 1996)	1.36 [b]	0.82	[b]	1.36 [b]	53
1997 - Service Shares (commenced March 6, 1996)	0.94 [b]	1.32	[b]	0.94 [b]	53

94

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95

CORE LARGE CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$10.81	$0.07	[c]	$(0.42)	$(0.35)
2001 - Class B Shares	10.75	(0.01)[c]		(0.42)	(0.43)
2001 - Class C Shares	10.76	(0.01)[c]		(0.42)	(0.43)
2001 - Institutional Shares	10.82	0.11	[c]	(0.43)	(0.32)
2001 - Service Shares	10.81	0.06	[c]	(0.42)	(0.36)

2000 - Class A Shares	10.55	0.12	[c]	0.36	0.48
2000 - Class B Shares	10.50	0.05	[c]	0.36	0.41
2000 - Class C Shares	10.51	0.04	[c]	0.37	0.41
2000 - Institutional Shares	10.55	0.16	[c]	0.37	0.53
2000 - Service Shares	10.55	0.11	[c]	0.36	0.47

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	10.15	0.04		0.40	0.44
1999 - Class B Shares	10.15	0.01		0.36	0.37
1999 - Class C Shares	10.15	0.01		0.37	0.38
1999 - Institutional Shares	10.16	0.06		0.38	0.44
1999 - Service Shares	10.16	0.02		0.40	0.42

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15
1999 - Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15
1999 - Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16
1999 - Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16

See page 132 for all footnotes.

96

APPENDIX B

Distributions to
shareholders

					Net			Ratio of
					assets	Ratio of		net investment
From net			Net asset		at end of	net expenses		income (loss)
investment	From net	Total	value, end	Total	period	to average		to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.09)	$(0.06)	$(0.15)	$10.31	(3.32)%	$89,861	1.10%		0.64%
(0.02)	(0.06)	(0.08)	10.24	(4.08)	22,089	1.85		(0.11)
(0.02)	(0.06)	(0.08)	10.25	(4.07)	15,222	1.85		(0.11)
(0.13)	(0.06)	(0.19)	10.31	(3.03)	132,684	0.70		1.04
(0.08)	(0.06)	(0.14)	10.31	(3.43)	56	1.20		0.52

(0.10)	(0.12)	(0.22)	10.81	4.68	100,972	1.06		1.14

(0.04)	(0.12)	(0.16)	10.75	3.96	19,069	1.81		0.44

(0.04)	(0.12)	(0.16)	10.76	3.97	11,178	1.81		0.45

(0.14)	(0.12)	(0.26)	10.82	5.20	175,493	0.66		1.54

(0.09)	(0.12)	(0.21)	10.81	4.60	12	1.16		1.07

(0.04)	—	(0.04)	10.55	4.31	91,072	1.04	[b]	0.87	[b]

(0.02)	—	(0.02)	10.50	3.68	14,464	1.79	[b]	0.05	[b]

(0.02)	—	(0.02)	10.51	3.73	8,032	1.79	[b]	0.09	[b]

(0.05)	—	(0.05)	10.55	4.35	189,540	0.64	[b]	1.29	[b]

(0.03)	—	(0.03)	10.55	4.11	13	1.14	[b]	0.72	[b]

—	—	—	10.15	1.50	6,665	1.08	[b]	1.45	[b]

—	—	—	10.15	1.50	340	1.82	[b]	0.84	[b]

—	—	—	10.15	1.50	268	1.83	[b]	0.70	[b]

—	—	—	10.16	1.60	53,396	0.66	[b]	1.97	[b]

—	—	—	10.16	1.60	2	1.16	[b]	2.17	[b]

97

CORE LARGE CAP VALUE FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.17%		0.57%	70%
2001 - Class B Shares	1.92		(0.18)	70
2001 - Class C Shares	1.92		(0.18)	70
2001 - Institutional Shares	0.77		0.97	70
2001 - Service Shares	1.27		0.45	70

2000 - Class A Shares	1.17		1.03	83
2000 - Class B Shares	1.92		0.33	83
2000 - Class C Shares	1.92		0.34	83
2000 - Institutional Shares	0.77		1.43	83
2000 - Service Shares	1.27		0.96	83

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.21	[b]	0.70 [b]	36
1999 - Class B Shares	1.96	[b]	(0.12)[b]	36
1999 - Class C Shares	1.96	[b]	(0.08)[b]	36
1999 - Institutional Shares	0.81	[b]	1.12 [b]	36
1999 - Service Shares	1.31	[b]	0.55 [b]	36

For The Period Ended January 31,
1999 - Class A Shares (commenced December 31, 1998)	8.03	[b]	(5.50)[b]	0
1999 - Class B Shares (commenced December 31, 1998)	8.77	[b]	(6.11)[b]	0
1999 - Class C Shares (commenced December 31, 1998)	8.78	[b]	(6.25)[b]	0
1999 - Institutional Shares (commenced December 31, 1998)	7.61	[b]	(4.98)[b]	0
1999 - Service Shares (commenced December 31, 1998)	8.11	[b]	(4.78)[b]	0

98

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99

CORE U.S. EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For The Years Ended August 31,
2001 - Class A Shares	$36.77	$0.01 [c]	$(8.96)	$(8.95)
2001 - Class B Shares	35.71	(0.19)[c]	(8.67)	(8.86)
2001 - Class C Shares	35.59	(0.19)[c]	(8.65)	(8.84)
2001 - Institutional Shares	37.30	0.13 [c]	(9.09)	(8.96)
2001 - Service Shares	36.54	(0.01)[c]	(8.91)	(8.92)

2000 - Class A Shares	34.21	0.10 [c]	6.00	6.10
2000 - Class B Shares	33.56	(0.14)[c]	5.83	5.69
2000 - Class C Shares	33.46	(0.13)[c]	5.80	5.67
2000 - Institutional Shares	34.61	0.24 [c]	6.07	6.31
2000 - Service Shares	34.05	0.07 [c]	5.96	6.03

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	32.98	0.03	1.20	1.23
1999 - Class B Shares	32.50	(0.11)	1.17	1.06
1999 - Class C Shares	32.40	(0.10)	1.16	1.06
1999 - Institutional Shares	33.29	0.11	1.21	1.32
1999 - Service Shares	32.85	0.01	1.19	1.20

For The Years Ended January 31,
1999 - Class A Shares	26.59	0.04	7.02	7.06
1999 - Class B Shares	26.32	(0.10)	6.91	6.81
1999 - Class C Shares	26.24	(0.10)	6.89	6.79
1999 - Institutional Shares	26.79	0.20	7.11	7.31
1999 - Service Shares	26.53	0.06	7.01	7.07

1998 - Class A Shares	23.32	0.11	5.63	5.74
1998 - Class B Shares	23.18	0.11	5.44	5.55
1998 - Class C Shares (commenced August 15, 1997)	27.48	0.03	1.22	1.25
1998 - Institutional Shares	23.44	0.30	5.65	5.95
1998 - Service Shares	23.27	0.19	5.57	5.76

1997 - Class A Shares	19.66	0.16	4.46	4.62
1997 - Class B Shares (commenced May 1, 1996)	20.44	0.04	3.70	3.74
1997 - Institutional Shares	19.71	0.30	4.51	4.81
1997 - Service Shares (commenced June 7, 1996)	21.02	0.13	3.15	3.28

See page 132 for all footnotes.

100

APPENDIX B

Distributions to shareholders

						Net			Ratio of
	In excess					assets	Ratio of		net investment
From net	of net			Net asset		at end of	net expenses		income (loss)
investment	investment	From net	Total	value, end	Total	period	to average		to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets		net assets

$(0.06)	$—	$(3.46)	$(3.52)	$24.30	(25.96)%	$471,445	1.14%		0.04%
—	—	(3.46)	(3.46)	23.39	(26.49)	184,332	1.89		(0.70)
—	—	(3.46)	(3.46)	23.29	(26.53)	45,841	1.89		(0.70)
(0.19)	(0.01)	(3.46)	(3.66)	24.68	(25.66)	255,400	0.74		0.45
(0.01)	—	(3.46)	(3.47)	24.15	(26.02)	8,319	1.24		(0.05)

—	—	(3.54)	(3.54)	36.77	18.96	715,775	1.14		0.31
—	—	(3.54)	(3.54)	35.71	18.03	275,673	1.89		(0.44)
—	—	(3.54)	(3.54)	35.59	18.03	62,820	1.89		(0.43)
(0.08)	—	(3.54)	(3.62)	37.30	19.41	379,172	0.74		0.71
—	—	(3.54)	(3.54)	36.54	18.83	11,879	1.24		0.19

—	—	—	—	34.21	3.73	614,310	1.14	[b]	0.15 [b]
—	—	—	—	33.56	3.26	214,087	1.89	[b]	(0.60)[b]
—	—	—	—	33.46	3.27	43,361	1.89	[b]	(0.61)[b]
—	—	—	—	34.61	3.97	335,465	0.74	[b]	0.54 [b]
—	—	—	—	34.05	3.65	11,204	1.24	[b]	0.06 [b]

(0.03)	(0.01)	(0.63)	(0.67)	32.98	26.89	605,566	1.23		0.15
—	—	(0.63)	(0.63)	32.50	26.19	152,347	1.85		(0.50)
—	—	(0.63)	(0.63)	32.40	26.19	26,912	1.87		(0.53)
(0.15)	(0.03)	(0.63)	(0.81)	33.29	27.65	307,200	0.69		0.69
(0.10)	(0.02)	(0.63)	(0.75)	32.85	27.00	11,600	1.19		0.19

(0.12)	—	(2.35)	(2.47)	26.59	24.96	398,393	1.28		0.51
—	(0.06)	(2.35)	(2.41)	26.32	24.28	59,208	1.79		(0.05)
—	(0.14)	(2.35)	(2.49)	26.24	4.85	6,267	1.78	[b]	(0.21)[b]
(0.24)	(0.01)	(2.35)	(2.60)	26.79	25.76	202,893	0.65		1.16
(0.07)	(0.08)	(2.35)	(2.50)	26.53	25.11	7,841	1.15		0.62

(0.16)	—	(0.80)	(0.96)	23.32	23.75	225,968	1.29		0.91
(0.04)	(0.16)	(0.80)	(1.00)	23.18	18.59	17,258	1.83	[b]	0.06 [b]
(0.28)	—	(0.80)	(1.08)	23.44	24.63	148,942	0.65		1.52
(0.13)	(0.10)	(0.80)	(1.03)	23.27	15.92	3,666	1.15	[b]	0.69 [b]

101

CORE U.S. EQUITY FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For The Years Ended August 31,
2001 - Class A Shares	1.23%		(0.05)%	54%
2001 - Class B Shares	1.98		(0.79)	54
2001 - Class C Shares	1.98		(0.79)	54
2001 - Institutional Shares	0.83		0.36	54
2001 - Service Shares	1.33		(0.14)	54

2000 - Class A Shares	1.23		0.22	59
2000 - Class B Shares	1.98		(0.53)	59
2000 - Class C Shares	1.98		(0.52)	59
2000 - Institutional Shares	0.83		0.62	59
2000 - Service Shares	1.33		0.10	59

For The Seven-Month Period Ended August 31,
1999 - Class A Shares	1.24	[b]	0.05 [b]	42
1999 - Class B Shares	1.99	[b]	(0.70)[b]	42
1999 - Class C Shares	1.99	[b]	(0.71)[b]	42
1999 - Institutional Shares	0.84	[b]	0.44 [b]	42
1999 - Service Shares	1.34	[b]	(0.04)[b]	42

For The Years Ended January 31,
1999 - Class A Shares	1.36		0.02	64
1999 - Class B Shares	1.98		(0.63)	64
1999 - Class C Shares	2.00		(0.66)	64
1999 - Institutional Shares	0.82		0.56	64
1999 - Service Shares	1.32		0.06	64

1998 - Class A Shares	1.47		0.32	66
1998 - Class B Shares	1.96		(0.22)	66
1998 - Class C Shares (commenced August 15, 1997)	1.95	[b]	(0.38)[b]	66
1998 - Institutional Shares	0.82		0.99	66
1998 - Service Shares	1.32		0.45	66

1997 - Class A Shares	1.53		0.67	37
1997 - Class B Shares (commenced May 1, 1996)	2.00	[b]	(0.11)[b]	37
1997 - Institutional Shares	0.85		1.32	37
1997 - Service Shares (commenced June 7, 1996)	1.35	[b]	0.49 [b]	37

102

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103

CORE LARGE CAP GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$22.66	$(0.09)[c]	$(9.97)	$(10.06)
2001 - Class B Shares	22.14	(0.20)[c]	(9.71)	(9.91)
2001 - Class C Shares	22.15	(0.20)[c]	(9.71)	(9.91)
2001 - Institutional Shares	22.87	(0.02)[c]	(10.06)	(10.08)
2001 - Service Shares	22.55	(0.10)[c]	(9.93)	(10.03)

2000 - Class A Shares	17.02	0.06 [c]	5.67	5.73
2000 - Class B Shares	16.75	(0.09)[c]	5.57	5.48
2000 - Class C Shares	16.75	(0.08)[c]	5.57	5.49
2000 - Institutional Shares	17.10	0.13 [c]	5.73	5.86
2000 - Service Shares	16.95	0.03 [c]	5.66	5.69

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	16.17	(0.01)	0.86	0.85
1999 - Class B Shares	15.98	(0.07)	0.84	0.77
1999 - Class C Shares	15.99	(0.07)	0.83	0.76
1999 - Institutional Shares	16.21	0.03	0.86	0.89
1999 - Service Shares	16.11	(0.02)	0.86	0.84

For the Year Ended January 31,
1999 - Class A Shares	11.97	0.01	4.19	4.20
1999 - Class B Shares	11.92	(0.06)	4.12	4.06
1999 - Class C Shares	11.93	(0.05)	4.11	4.06
1999 - Institutional Shares	11.97	0.02	4.23	4.25
1999 - Service Shares	11.95	(0.01)	4.17	4.16

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Class B Shares (commenced May 1, 1997)	10.00	(0.03)	2.33	2.30
1998 - Class C Shares (commenced August 15, 1997)	11.80	(0.02)	0.54	0.52
1998 - Institutional Shares (commenced May 1, 1997)	10.00	0.01	2.35	2.36
1998 - Service Shares (commenced May 1, 1997)	10.00	(0.02)	2.35	2.33

See page 132 for all footnotes.

104

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.02)	$—	$(1.07)	$(1.09)	$11.51	(45.97)%	$246,785	1.16%
—	—	(1.07)	(1.07)	11.16	(46.37)	167,469	1.91
—	—	(1.07)	(1.07)	11.17	(46.35)	77,398	1.91
(0.09)	—	(1.07)	(1.16)	11.63	(45.73)	201,935	0.76
—	—	(1.07)	(1.07)	11.45	(46.05)	1,316	1.26

—	—	(0.09)	(0.09)	22.66	33.73	545,763	1.09
—	—	(0.09)	(0.09)	22.14	32.78	338,128	1.84
—	—	(0.09)	(0.09)	22.15	32.84	154,966	1.84
—	—	(0.09)	(0.09)	22.87	34.34	322,900	0.69
—	—	(0.09)	(0.09)	22.55	33.64	3,879	1.19

—	—	—	—	17.02	5.26	300,684	1.04	[b]
—	—	—	—	16.75	4.82	181,626	1.79	[b]
—	—	—	—	16.75	4.75	75,502	1.79	[b]
—	—	—	—	17.10	5.49	310,704	0.64	[b]
—	—	—	—	16.95	5.21	2,510	1.14	[b]

—	—	—	—	16.17	35.10	175,510	0.97
—	—	—	—	15.98	34.07	93,711	1.74
—	—	—	—	15.99	34.04	37,081	1.74
—	(0.01)	—	(0.01)	16.21	35.54	295,734	0.65
—	—	—	—	16.11	34.85	1,663	1.15

(0.01)	—	(0.38)	(0.39)	11.97	23.79	53,786	0.91	[b]
—	—	(0.38)	(0.38)	11.92	23.26	13,857	1.67	[b]
—	(0.01)	(0.38)	(0.39)	11.93	4.56	4,132	1.68	[b]
(0.01)	—	(0.38)	(0.39)	11.97	23.89	4,656	0.72	[b]
—	—	(0.38)	(0.38)	11.95	23.56	115	1.17	[b]

105

CORE LARGE CAP GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.57)%	1.24%		(0.65)%	68%
2001 - Class B Shares	(1.32)	1.99		(1.40)	68
2001 - Class C Shares	(1.32)	1.99		(1.40)	68
2001 - Institutional Shares	(0.15)	0.84		(0.23)	68
2001 - Service Shares	(0.68)	1.34		(0.76)	68

2000 - Class A Shares	0.31	1.24		0.16	73
2000 - Class B Shares	(0.44)	1.99		(0.59)	73
2000 - Class C Shares	(0.43)	1.99		(0.58)	73
2000 - Institutional Shares	0.65	0.84		0.50	73
2000 - Service Shares	0.15	1.34		—	73

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.11)[b]	1.26	[b]	(0.33)[b]	33
1999 - Class B Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Class C Shares	(0.87)[b]	2.01	[b]	(1.09)[b]	33
1999 - Institutional Shares	0.31 [b]	0.86	[b]	0.09 [b]	33
1999 - Service Shares	(0.21)[b]	1.36	[b]	(0.43)[b]	33

For the Year Ended January 31,
1999 - Class A Shares	0.05	1.46		(0.44)	63
1999 - Class B Shares	(0.73)	2.11		(1.10)	63
1999 - Class C Shares	(0.74)	2.11		(1.11)	63
1999 - Institutional Shares	0.35	1.02		(0.02)	63
1999 - Service Shares	(0.16)	1.52		(0.53)	63

For the Period Ended January 31,
1998 - Class A Shares (commenced May 1, 1997)	0.12[b]	2.40	[b]	(1.37)[b]	75
1998 - Class B Shares (commenced May 1, 1997)	(0.72)[b]	2.91	[b]	(1.96)[b]	75
1998 - Class C Shares (commenced August 15, 1997)	(0.76)[b]	2.92	[b]	(2.00)[b]	75
1998 - Institutional Shares (commenced May 1, 1997)	0.42 [b]	1.96	[b]	(0.82)[b]	75
1998 - Service Shares (commenced May 1, 1997)	(0.21)[b]	2.41	[b]	(1.45)[b]	75

106

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107

CORE SMALL CAP EQUITY FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.90	$0.01 [c]	$(1.12)	$(1.11)
2001 - Class B Shares	12.63	(0.07)[c]	(1.10)	(1.17)
2001 - Class C Shares	12.66	(0.07)[c]	(1.10)	(1.17)
2001 - Institutional Shares	13.03	0.05 [c]	(1.12)	(1.07)
2001 - Service Shares	12.87	— [c]	(1.12)	(1.12)

2000 - Class A Shares	10.23	(0.03)[c]	2.70	2.67
2000 - Class B Shares	10.09	(0.11)[c]	2.65	2.54
2000 - Class C Shares	10.10	(0.10)[c]	2.66	2.56
2000 - Institutional Shares	10.30	0.02 [c]	2.71	2.73
2000 - Service Shares	10.22	(0.04)[c]	2.69	2.65

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	10.16	(0.01)	0.08	0.07
1999 - Class B Shares	10.07	(0.05)	0.07	0.02
1999 - Class C Shares	10.08	(0.05)	0.07	0.02
1999 - Institutional Shares	10.20	0.02	0.08	0.10
1999 - Service Shares	10.16	(0.01)	0.07	0.06

For the Year Ended January 31,
1999 - Class A Shares	10.59	0.01	(0.43)	(0.42)
1999 - Class B Shares	10.56	(0.05)	(0.44)	(0.49)
1999 - Class C Shares	10.57	(0.04)	(0.45)	(0.49)
1999 - Institutional Shares	10.61	0.04	(0.43)	(0.39)
1999 - Service Shares	10.60	0.01	(0.44)	(0.43)

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	10.00	(0.01)	0.65	0.64
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.03)	0.64	0.61
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)	0.64	0.62
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.01	0.65	0.66
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01	0.64	0.65

See page 132 for all footnotes.

108

APPENDIX B

Distributions to
shareholders

					Net
					assets	Ratio of
From net			Net asset		at end of	net expenses
investment	From net	Total	value, end	Total	period	to average
income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$—	$(1.20)	$(1.20)	$10.59	(8.64)%	$50,093	1.33%
—	(1.20)	(1.20)	10.26	(9.35)	16,125	2.08
—	(1.20)	(1.20)	10.29	(9.32)	8,885	2.08
—	(1.20)	(1.20)	10.76	(8.28)	62,794	0.93
—	(1.20)	(1.20)	10.55	(8.75)	201	1.43

—	—	—	12.90	26.10	54,954	1.33
—	—	—	12.63	25.17	17,923	2.08
—	—	—	12.66	25.35	8,289	2.08
—	—	—	13.03	26.60	86,196	0.93
—	—	—	12.87	25.93	63	1.43

—	—	—	10.23	0.69	52,660	1.33	[b]
—	—	—	10.09	0.20	13,711	2.08	[b]
—	—	—	10.10	0.20	6,274	2.08	[b]
—	—	—	10.30	0.98	62,633	0.93	[b]
—	—	—	10.22	0.59	64	1.43	[b]

(0.01)	—	(0.01)	10.16	(3.97)	64,087	1.31
—	—	—	10.07	(4.64)	15,406	2.00
—	—	—	10.08	(4.64)	6,559	2.01
(0.02)	—	(0.02)	10.20	(3.64)	62,763	0.94
(0.01)	—	(0.01)	10.16	(4.07)	54	1.44

—	(0.05)	(0.05)	10.59	6.37	11,118	1.25	[b]
—	(0.05)	(0.05)	10.56	6.07	9,957	1.95	[b]
—	(0.05)	(0.05)	10.57	6.17	2,557	1.95	[b]
—	(0.05)	(0.05)	10.61	6.57	9,026	0.95	[b]
—	(0.05)	(0.05)	10.60	6.47	2	1.45	[b]

109

CORE SMALL CAP EQUITY FUND (continued)

		Ratios assuming no
		expense reductions

	Ratio of net			Ratio of net
	investment	Ratio of		investment
	income (loss)	expenses to		income (loss)	Portfolio
	to average	average net		to average	turnover
	net assets	assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.09%	1.59%		(0.17)%	85%
2001 - Class B Shares	(0.66)	2.34		(0.92)	85
2001 - Class C Shares	(0.66)	2.34		(0.92)	85
2001 - Institutional Shares	0.48	1.19		0.22	85
2001 - Service Shares	0.03	1.69		(0.23)	85

2000 - Class A Shares	(0.21)	1.55		(0.43)	135
2000 - Class B Shares	(0.96)	2.30		(1.18)	135
2000 - Class C Shares	(0.96)	2.30		(1.18)	135
2000 - Institutional Shares	0.19	1.15		(0.03)	135
2000 - Service Shares	(0.30)	1.65		(0.52)	135

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.12)[b]	1.67	[b]	(0.46)[b]	52
1999 - Class B Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Class C Shares	(0.86)[b]	2.42	[b]	(1.20)[b]	52
1999 - Institutional Shares	0.28 [b]	1.27	[b]	(0.06)[b]	52
1999 - Service Shares	(0.22)[b]	1.77	[b]	(0.56)[b]	52

For the Year Ended January 31,
1999 - Class A Shares	0.08	2.00		(0.61)	75
1999 - Class B Shares	(0.55)	2.62		(1.17)	75
1999 - Class C Shares	(0.56)	2.63		(1.18)	75
1999 - Institutional Shares	0.60	1.56		(0.02)	75
1999 - Service Shares	0.01	2.06		(0.61)	75

For the Period Ended January 31,
1998 - Class A Shares (commenced August 15, 1997)	(0.36)[b]	3.92	[b]	(3.03)[b]	38
1998 - Class B Shares (commenced August 15, 1997)	(1.04)[b]	4.37	[b]	(3.46)[b]	38
1998 - Class C Shares (commenced August 15, 1997)	(1.07)[b]	4.37	[b]	(3.49)[b]	38
1998 - Institutional Shares (commenced August 15, 1997)	0.15 [b]	3.37	[b]	(2.27)[b]	38
1998 - Service Shares (commenced August 15, 1997)	0.40 [b]	3.87	[b]	(2.02)[b]	38

110

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111

CAPITAL GROWTH FUND

		Income (loss) from
		investment operations

	Net asset	Net		Total
	value,	investment	Net realized	from
	beginning	income	and unrealized	investment
	of period	(loss)	gains (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$28.95	$(0.06)[c]	$(7.23)	$(7.29)
2001 - Class B Shares	27.99	(0.23)[c]	(6.96)	(7.19)
2001 - Class C Shares	27.94	(0.22)[c]	(6.94)	(7.16)
2001 - Institutional Shares	29.19	0.03 [c]	(7.30)	(7.27)
2001 - Service Shares	28.81	(0.08)[c]	(7.20)	(7.28)

2000 - Class A Shares	24.96	(0.11)[c]	6.29	6.18
2000 - Class B Shares	24.37	(0.30)[c]	6.11	5.81
2000 - Class C Shares	24.33	(0.30)[c]	6.10	5.80
2000 - Institutional Shares	25.06	— [c]	6.32	6.32
2000 - Service Shares	24.88	(0.13)[c]	6.25	6.12

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	24.03	(0.08)	1.01	0.93
1999 - Class B Shares	23.57	(0.17)	0.97	0.80
1999 - Class C Shares	23.52	(0.16)	0.97	0.81
1999 - Institutional Shares	24.07	(0.02)	1.01	0.99
1999 - Service Shares	23.96	(0.08)	1.00	0.92

For the Years Ended January 31,
1999 - Class A Shares	18.48	(0.03)	6.35	6.32
1999 - Class B Shares	18.27	(0.12)	6.19	6.07
1999 - Class C Shares	18.24	(0.10)	6.15	6.05
1999 - Institutional Shares	18.45	0.01	6.38	6.39
1999 - Service Shares	18.46	(0.04)	6.31	6.27

1998 - Class A Shares	16.73	0.02	4.78	4.80
1998 - Class B Shares	16.67	0.02	4.61	4.63
1998 - Class C Shares (commenced August 15, 1997)	19.73	(0.02)	1.60	1.58
1998 - Institutional Shares (commenced August 15, 1997)	19.88	0.02	1.66	1.68
1998 - Service Shares (commenced August 15, 1997)	19.88	(0.01)	1.66	1.65

1997 - Class A Shares	14.91	0.10	3.56	3.66
1997 - Class B Shares (commenced May 1, 1996)	15.67	0.01	2.81	2.82

See page 132 for all footnotes.

112

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset	Total	at end of	net expenses
investment	investment	From net	Total	value, end	return	period	to average
income	income	realized gains	distributions	of period	[a]	(in 000s)	net assets

$—	$—	$(1.90)	$(1.90)	$19.76	(26.48)%	$2,001,259	1.44%
—	—	(1.90)	(1.90)	18.90	(27.06)	338,673	2.19
—	—	(1.90)	(1.90)	18.88	(27.00)	127,839	2.19
—	—	(1.90)	(1.90)	20.02	(26.18)	444,195	1.04
—	—	(1.90)	(1.90)	19.63	(26.58)	8,979	1.54

—	—	(2.19)	(2.19)	28.95	25.70	2,736,484	1.45
—	—	(2.19)	(2.19)	27.99	24.75	451,666	2.20
—	—	(2.19)	(2.19)	27.94	24.75	143,126	2.20
—	—	(2.19)	(2.19)	29.19	26.18	497,986	1.05
—	—	(2.19)	(2.19)	28.81	25.53	13,668	1.55

—	—	—	—	24.96	3.87	1,971,097	1.44	[b]
—	—	—	—	24.37	3.39	329,870	2.19	[b]
—	—	—	—	24.33	3.44	87,284	2.19	[b]
—	—	—	—	25.06	4.11	255,210	1.04	[b]
—	—	—	—	24.88	3.84	6,466	1.54	[b]

—	—	(0.77)	(0.77)	24.03	34.58	1,992,716	1.42
—	—	(0.77)	(0.77)	23.57	33.60	236,369	2.19
—	—	(0.77)	(0.77)	23.52	33.55	60,234	2.19
—	—	(0.77)	(0.77)	24.07	35.02	41,817	1.07
—	—	(0.77)	(0.77)	23.96	34.34	3,085	1.57

(0.01)	(0.01)	(3.03)	(3.05)	18.48	29.71	1,256,595	1.40
—	—	(3.03)	(3.03)	18.27	28.73	40,827	2.18
—	(0.04)	(3.03)	(3.07)	18.24	8.83	5,395	2.21	[b]
(0.01)	(0.07)	(3.03)	(3.11)	18.45	9.31	7,262	1.16	[b]
—	(0.04)	(3.03)	(3.07)	18.46	9.18	2	1.50	[b]

(0.10)	(0.02)	(1.72)	(1.84)	16.73	25.97	920,646	1.40
(0.01)	(0.09)	(1.72)	(1.82)	16.67	19.39	3,221	2.15	[b]

113

CAPITAL GROWTH FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.25)%	1.46%		(0.27)%	18%
2001 - Class B Shares	(1.00)	2.21		(1.02)	18
2001 - Class C Shares	(1.00)	2.21		(1.02)	18
2001 - Institutional Shares	0.15	1.06		0.13	18
2001 - Service Shares	(0.35)	1.56		(0.37)	18

2000 - Class A Shares	(0.41)	1.47		(0.44)	34
2000 - Class B Shares	(1.16)	2.22		(1.19)	34
2000 - Class C Shares	(1.16)	2.22		(1.19)	34
2000 - Institutional Shares	—	1.07		(0.03)	34
2000 - Service Shares	(0.49)	1.57		(0.52)	34

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.53)[b]	1.47	[b]	(0.56)[b]	18
1999 - Class B Shares	(1.29)[b]	2.22	[b]	(1.32)[b]	18
1999 - Class C Shares	(1.29)[b]	2.22	[b]	(1.32)[b]	18
1999 - Institutional Shares	(0.20)[b]	1.07	[b]	(0.23)[b]	18
1999 - Service Shares	(0.65)[b]	1.57	[b]	(0.68)[b]	18

For the Years Ended January 31,
1999 - Class A Shares	(0.18)	1.58		(0.34)	30
1999 - Class B Shares	(0.98)	2.21		(1.00)	30
1999 - Class C Shares	(1.00)	2.21		(1.02)	30
1999 - Institutional Shares	0.11	1.09		0.09	30
1999 - Service Shares	(0.37)	1.59		(0.39)	30

1998 - Class A Shares	0.08	1.65		(0.17)	62
1998 - Class B Shares	(0.77)	2.18		(0.77)	62
1998 - Class C Shares (commenced August 15, 1997)	(0.86)[b]	2.21	[b]	(0.86)[b]	62
1998 - Institutional Shares (commenced August 15, 1997)	0.18 [b]	1.16	[b]	0.18 [b]	62
1998 - Service Shares (commenced August 15, 1997)	(0.16)[b]	1.50	[b]	(0.16)[b]	62

1997 - Class A Shares	0.62	1.65		0.37	53
1997 - Class B Shares (commenced May 1, 1996)	(0.39)[b]	2.15	[b]	(0.39)[b]	53

114

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115

STRATEGIC GROWTH FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$12.52	$(0.06)[c]	$(3.24)	$(3.30)
2001 - Class B Shares	12.40	(0.13)[c]	(3.20)	(3.33)
2001 - Class C Shares	12.42	(0.13)[c]	(3.21)	(3.34)
2001 - Institutional Shares	12.58	(0.02)[c]	(3.26)	(3.28)
2001 - Service Shares	12.52	(0.04)[c]	(3.25)	(3.29)

2000 - Class A Shares	10.06	(0.06)[c]	2.52	2.46
2000 - Class B Shares	10.04	(0.14)[c]	2.50	2.36
2000 - Class C Shares	10.05	(0.14)[c]	2.51	2.37
2000 - Institutional Shares	10.07	(0.01)[c]	2.52	2.51
2000 - Service Shares	10.06	(0.04)[c]	2.50	2.46

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	—	0.06	0.06
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.07	0.04
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.08	0.05
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.06	0.07
1999 - Service Shares (commenced May 24)	10.00	(0.01)	0.07	0.06

See page 132 for all footnotes.

116

APPENDIX B

		Net			Ratio of
		assets	Ratio of		net investment
Net asset		at end of	net expenses		income (loss)
value, end	Total	period	to average		to average
of period	return[a]	(in 000s)	net assets		net assets

$9.22	(26.35)%	$109,315	1.44%		(0.52)%
9.07	(26.84)	14,235	2.19		(1.27)
9.08	(26.88)	5,613	2.19		(1.27)
9.30	(26.06)	45,898	1.04		(0.15)
9.23	(26.27)	1	1.54		(0.37)

12.52	24.46	92,271	1.44		(0.50)
12.40	23.51	17,149	2.19		(1.24)
12.42	23.58	7,287	2.19		(1.24)
12.58	24.93	22,910	1.04		(0.09)
12.52	24.45	2	1.54		(0.35)

10.06	0.60	10,371	1.44	[b]	(0.17)[b]
10.04	0.40	3,393	2.19	[b]	(0.97)[b]
10.05	0.50	2,388	2.19	[b]	(0.99)[b]
10.07	0.70	5,981	1.04	[b]	0.24 [b]
10.06	0.60	2	1.54	[b]	(0.24)[b]

117

STRATEGIC GROWTH FUND (continued)

	Ratios assuming
	no expense reductions

			Ratio of
	Ratio of		net investment
	expenses		income (loss)	Portfolio
	to average		to average	turnover
	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.67%		(0.75)%	25%
2001 - Class B Shares	2.42		(1.50)	25
2001 - Class C Shares	2.42		(1.50)	25
2001 - Institutional Shares	1.27		(0.38)	25
2001 - Service Shares	1.77		(0.60)	25

2000 - Class A Shares	1.63		(0.69)	19
2000 - Class B Shares	2.38		(1.43)	19
2000 - Class C Shares	2.38		(1.43)	19
2000 - Institutional Shares	1.23		(0.28)	19
2000 - Service Shares	1.73		(0.54)	19

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	11.70	[b]	(10.43)[b]	7
1999 - Class B Shares (commenced May 24)	12.45	[b]	(11.23)[b]	7
1999 - Class C Shares (commenced May 24)	12.45	[b]	(11.25)[b]	7
1999 - Institutional Shares (commenced May 24)	11.30	[b]	(10.02)[b]	7
1999 - Service Shares (commenced May 24)	11.80	[b]	(10.50)[b]	7

118

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119

GROWTH OPPORTUNITIES FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.50	$(0.14)[c]	$(0.66)	$(0.80)
2001 - Class B Shares	19.45	(0.28)[c]	(0.66)	(0.94)
2001 - Class C Shares	19.31	(0.28)[c]	(0.64)	(0.92)
2001 - Institutional Shares	19.59	(0.07)[c]	(0.67)	(0.74)
2001 - Service Shares	19.45	(0.16)[c]	(0.65)	(0.81)

2000 - Class A Shares	10.13	(0.11)[c]	9.71	9.60
2000 - Class B Shares	10.18	(0.24)[c]	9.74	9.50
2000 - Class C Shares	10.10	(0.24)[c]	9.68	9.44
2000 - Institutional Shares	10.13	(0.04)[c]	9.73	9.69
2000 - Service Shares	10.12	(0.12)[c]	9.68	9.56

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	10.00	(0.01)[c]	0.14	0.13
1999 - Class B Shares (commenced May 24)	10.00	(0.03)[c]	0.21	0.18
1999 - Class C Shares (commenced May 24)	10.00	(0.03)[c]	0.13	0.10
1999 - Institutional Shares (commenced May 24)	10.00	0.01	0.12	0.13
1999 - Service Shares (commenced May 24)	10.00	—	0.12	0.12

See page 132 for all footnotes.

120

APPENDIX B

Distributions
to			Net
shareholders			assets	Ratio of
	Net asset		at end of	net expenses
From net	value, end	Total	period	to average
realized gains	of period	return[a]	(in 000s)	net assets

$(0.59)	$18.11	(4.17)%	$428,981	1.54%
(0.59)	17.92	(4.92)	73,776	2.29
(0.59)	17.80	(4.85)	47,738	2.29
(0.59)	18.26	(3.79)	128,182	1.14
(0.59)	18.05	(4.24)	232	1.64

(0.23)	19.50	95.73	188,199	1.52
(0.23)	19.45	94.27	42,061	2.27
(0.23)	19.31	94.43	26,826	2.27
(0.23)	19.59	96.67	49,921	1.12
(0.23)	19.45	95.41	3	1.62

—	10.13	1.30	8,204	1.44	[b]
—	10.18	1.80	520	2.19	[b]
—	10.10	1.00	256	2.19	[b]
—	10.13	1.30	5,223	1.04	[b]
—	10.12	1.20	2	1.54	[b]

121

GROWTH OPPORTUNITIES FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		loss to	Portfolio
	to average	to average		average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	(0.74)%	1.54%		(0.74)%	66%
2001 - Class B Shares	(1.49)	2.29		(1.49)	66
2001 - Class C Shares	(1.49)	2.29		(1.49)	66
2001 - Institutional Shares	(0.34)	1.14		(0.34)	66
2001 - Service Shares	(0.84)	1.64		(0.84)	66

2000 - Class A Shares	(0.64)	1.61		(0.73)	73
2000 - Class B Shares	(1.38)	2.36		(1.47)	73
2000 - Class C Shares	(1.38)	2.36		(1.47)	73
2000 - Institutional Shares	(0.23)	1.21		(0.32)	73
2000 - Service Shares	(0.69)	1.71		(0.78)	73

For the Period Ended August 31,
1999 - Class A Shares (commenced May 24)	(0.27)[b]	14.15	[b]	(12.98)[b]	27
1999 - Class B Shares (commenced May 24)	(1.04)[b]	14.90	[b]	(13.75)[b]	27
1999 - Class C Shares (commenced May 24)	(1.12)[b]	14.90	[b]	(13.83)[b]	27
1999 - Institutional Shares (commenced May 24)	0.39 [b]	13.75	[b]	(12.32)[b]	27
1999 - Service Shares (commenced May 24)	0.03 [b]	14.25	[b]	(12.68)[b]	27

122

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123

MID CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset				Total
	value,	Net		Net realized	from
	beginning	investment		and unrealized	investment
	of period	income (loss)		gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$19.88	$0.24	[c]	$4.37	$4.61
2001 - Class B Shares	19.69	0.06	[c]	4.33	4.39
2001 - Class C Shares	19.67	0.06	[c]	4.33	4.39
2001 - Institutional Shares	19.86	0.33	[c]	4.36	4.69
2001 - Service Shares	19.73	0.21	[c]	4.34	4.55

2000 - Class A Shares	18.42	0.20	[c]	1.38	1.58
2000 - Class B Shares	18.23	0.06	[c]	1.40	1.46
2000 - Class C Shares	18.24	0.06	[c]	1.37	1.43
2000 - Institutional Shares	18.45	0.27	[c]	1.36	1.63
2000 - Service Shares	18.31	0.18	[c]	1.35	1.53

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.38	0.06		1.71	1.77
1999 - Class B Shares	18.29	(0.04)		1.71	1.67
1999 - Class C Shares	18.30	(0.04)		1.71	1.67
1999 - Institutional Shares	18.37	0.09		1.72	1.81
1999 - Service Shares	18.29	0.05		1.70	1.75

For the Years Ended January 31,
1999 - Class A Shares	21.61	0.10		(2.38)	(2.28)
1999 - Class B Shares	21.57	(0.05)		(2.35)	(2.40)
1999 - Class C Shares	21.59	(0.05)		(2.34)	(2.39)
1999 - Institutional Shares	21.65	0.19		(2.38)	(2.19)
1999 - Service Shares	21.62	0.03		(2.31)	(2.28)

1998 - Class A Shares (commenced August 15, 1997)	23.63	0.09		0.76	0.85
1998 - Class B Shares (commenced August 15, 1997)	23.63	0.06		0.74	0.80
1998 - Class C Shares (commenced August 15, 1997)	23.63	0.06		0.76	0.82
1998 - Institutional Shares	18.73	0.16		5.66	5.82
1998 - Service Shares (commenced July 18, 1997)	23.01	0.09		1.40	1.49

1997 - Institutional Shares	15.91	0.24		3.77	4.01

See page 132 for all footnotes.

124

APPENDIX B

Distributions to shareholders

						Net
	In excess					assets	Ratio of
From net	of net			Net asset		at end of	net expenses
investment	investment	From net	Total	value, end	Total	period	to average
income	income	realized gains	distributions	of period	return[a]	(in 000s)	net assets

$(0.15)	$—	$—	$(0.15)	$24.34	23.29%	$96,568	1.29%
(0.07)	—	—	(0.07)	24.01	22.33	42,813	2.04
(0.08)	—	—	(0.08)	23.98	22.37	16,094	2.04
(0.20)	—	—	(0.20)	24.35	23.75	247,212	0.89
(0.14)	—	—	(0.14)	24.14	23.17	256	1.39

(0.12)	—	—	(0.12)	19.88	8.70	39,142	1.29
—	—	—	—	19.69	8.01	22,284	2.04
—	—	—	—	19.67	7.84	5,720	2.04
(0.22)	—	—	(0.22)	19.86	9.08	158,188	0.89
(0.11)	—	—	(0.11)	19.73	8.48	206	1.39

—	—	(1.73)	(1.73)	18.42	9.04	49,081	1.29	[b]
—	—	(1.73)	(1.73)	18.23	8.53	31,824	2.04	[b]
—	—	(1.73)	(1.73)	18.24	8.52	9,807	2.04	[b]
—	—	(1.73)	(1.73)	18.45	9.26	190,549	0.89	[b]
—	—	(1.73)	(1.73)	18.31	8.97	190	1.39	[b]

(0.07)	—	(0.88)	(0.95)	18.38	(10.48)	70,578	1.33
—	—	(0.88)	(0.88)	18.29	(11.07)	37,821	1.93
(0.02)	—	(0.88)	(0.90)	18.30	(11.03)	10,800	1.93
(0.21)	—	(0.88)	(1.09)	18.37	(10.07)	196,512	0.87
(0.17)	—	(0.88)	(1.05)	18.29	(10.48)	289	1.37

(0.06)	(0.04)	(2.77)	(2.87)	21.61	3.42	90,588	1.35	[b]
(0.09)	—	(2.77)	(2.86)	21.57	3.17	28,743	1.85	[b]
(0.09)	—	(2.77)	(2.86)	21.59	3.27	6,445	1.85	[b]
(0.13)	—	(2.77)	(2.90)	21.65	30.86	236,440	0.85
(0.11)	—	(2.77)	(2.88)	21.62	6.30	8	1.35	[b]

(0.24)	(0.93)	(0.02)	(1.19)	18.73	25.63	145,253	0.85

125

MID CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	1.05%	1.32%		1.02%	101%
2001 - Class B Shares	0.28	2.07		0.25	101
2001 - Class C Shares	0.28	2.07		0.25	101
2001 - Institutional Shares	1.43	0.92		1.40	101
2001 - Service Shares	0.94	1.42		0.91	101

2000 - Class A Shares	1.11	1.34		1.06	83
2000 - Class B Shares	0.35	2.09		0.30	83
2000 - Class C Shares	0.32	2.09		0.27	83
2000 - Institutional Shares	1.51	0.94		1.46	83
2000 - Service Shares	1.03	1.44		0.98	83

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	0.43 [b]	1.37	[b]	0.35 [b]	69
1999 - Class B Shares	(0.33)[b]	2.12	[b]	(0.41)[b]	69
1999 - Class C Shares	(0.34)[b]	2.12	[b]	(0.42)[b]	69
1999 - Institutional Shares	0.79 [b]	0.97	[b]	0.71 [b]	69
1999 - Service Shares	0.38 [b]	1.47	[b]	0.30 [b]	69

For the Years Ended January 31,
1999 - Class A Shares	0.38	1.41		0.30	92
1999 - Class B Shares	(0.22)	2.01		(0.30)	92
1999 - Class C Shares	(0.22)	2.01		(0.30)	92
1999 - Institutional Shares	0.83	0.95		0.75	92
1999 - Service Shares	0.32	1.45		0.24	92

1998 - Class A Shares (commenced August 15, 1997)	0.33 [b]	1.47	[b]	0.21 [b]	63
1998 - Class B Shares (commenced August 15, 1997)	(0.20)[b]	1.97	[b]	(0.32)[b]	63
1998 - Class C Shares (commenced August 15, 1997)	(0.23)[b]	1.97	[b]	(0.35)[b]	63
1998 - Institutional Shares	0.78	0.97		0.66	63
1998 - Service Shares (commenced July 18, 1997)	0.63 [b]	1.43	[b]	0.51 [b]	63

1997 - Institutional Shares	1.35	0.91		1.29	74

126

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127

SMALL CAP VALUE FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	income (loss)	gain (loss)	operations

For the Years Ended August 31,
2001 - Class A Shares	$23.21	$0.15 [c]	$5.19	$5.34
2001 - Class B Shares	22.40	(0.04)[c]	4.99	4.95
2001 - Class C Shares	22.42	(0.04)[c]	5.00	4.96
2001 - Institutional Shares	23.47	0.25 [c]	5.26	5.51
2001 - Service Shares	23.13	0.13 [c]	5.17	5.30

2000 - Class A Shares	19.80	0.01 [c]	3.40	3.41
2000 - Class B Shares	19.27	(0.13)[c]	3.26	3.13
2000 - Class C Shares	19.28	(0.12)[c]	3.26	3.14
2000 - Institutional Shares	19.95	0.10 [c]	3.42	3.52
2000 - Service Shares	19.76	0.01 [c]	3.36	3.37

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	18.51	(0.05)	1.34	1.29
1999 - Class B Shares	18.10	(0.12)	1.29	1.17
1999 - Class C Shares	18.12	(0.11)	1.27	1.16
1999 - Institutional Shares	18.62	—	1.33	1.33
1999 - Service Shares	18.50	(0.13)	1.39	1.26

For the Years Ended January 31,
1999 - Class A Shares	24.05	(0.06)	(4.48)	(4.54)
1999 - Class B Shares	23.73	(0.21)	(4.42)	(4.63)
1999 - Class C Shares	23.73	(0.18)	(4.43)	(4.61)
1999 - Institutional Shares	24.09	0.03	(4.50)	(4.47)
1999 - Service Shares	24.05	(0.04)	(4.51)	(4.55)

1998 - Class A Shares	20.91	0.14	5.33	5.47
1998 - Class B Shares	20.80	(0.01)	5.27	5.26
1998 - Class C Shares (commenced August 15, 1997)	24.69	(0.06)	1.43	1.37
1998 - Institutional Shares (commenced August 15, 1997)	24.91	0.03	1.48	1.51
1998 - Service Shares (commenced August 15, 1997)	24.91	(0.01)	1.48	1.47

1997 - Class A Shares	17.29	(0.21)	4.92	4.71
1997 - Class B Shares (commenced May 1, 1996)	20.79	(0.11)	1.21	1.10

See page 132 for all footnotes.

128

APPENDIX B

Distributions to shareholders				Net assets	Ratio of
		Net asset		at end of	net expenses
From net	Total	value, end	Total	period	to average
realized gains	Distributions	of period	return[a]	(in 000s)	net assets

$—	—	$28.55	23.01%	$244,860	1.50%
—	—	27.35	22.10	48,939	2.25
—	—	27.38	22.07	18,140	2.25
—	—	28.98	23.48	46,211	1.10
—	—	28.43	22.91	1,006	1.60

—	—	23.21	17.22	157,791	1.50
—	—	22.40	16.24	29,199	2.25
—	—	22.42	16.34	8,428	2.25
—	—	23.47	17.64	26,445	1.10
—	—	23.13	17.05	83	1.60

—	—	19.80	6.97	210,500	1.50	[b]
—	—	19.27	6.46	37,386	2.25	[b]
—	—	19.28	6.40	8,079	2.25	[b]
—	—	19.95	7.14	27,023	1.10	[b]
—	—	19.76	6.81	57	1.60	[b]

(1.00)	(1.00)	18.51	(17.37)	261,661	1.50
(1.00)	(1.00)	18.10	(18.00)	42,879	2.25
(1.00)	(1.00)	18.12	(17.91)	8,212	2.25
(1.00)	(1.00)	18.62	(17.04)	15,351	1.13
(1.00)	(1.00)	18.50	(17.41)	261	1.62

(2.33)	(2.33)	24.05	26.17	370,246	1.54
(2.33)	(2.33)	23.73	25.29	42,677	2.29
(2.33)	(2.33)	23.73	5.51	5,604	2.09	[b]
(2.33)	(2.33)	24.09	6.08	14,626	1.16	[b]
(2.33)	(2.33)	24.05	5.91	2	1.45	[b]

(1.09)	(1.09)	20.91	27.28	212,061	1.60
(1.09)	(1.09)	20.80	5.39	3,674	2.35	[b]

129

SMALL CAP VALUE FUND (continued)

		Ratios assuming
		no expense reductions

	Ratio of			Ratio of
	net investment	Ratio of		net investment
	income (loss)	expenses		income (loss)	Portfolio
	to average	to average		to average	turnover
	net assets	net assets		net assets	rate

For the Years Ended August 31,
2001 - Class A Shares	0.59%	1.60%		0.49%	93%
2001 - Class B Shares	(0.16)	2.35		(0.26)	93
2001 - Class C Shares	(0.16)	2.35		(0.26)	93
2001 - Institutional Shares	0.97	1.20		0.87	93
2001 - Service Shares	0.47	1.70		0.37	93

2000 - Class A Shares	0.07	1.57		—	75
2000 - Class B Shares	(0.68)	2.32		(0.75)	75
2000 - Class C Shares	(0.65)	2.32		(0.72)	75
2000 - Institutional Shares	0.49	1.17		0.42	75
2000 - Service Shares	0.03	1.67		(0.04)	75

For the Seven-Month Period Ended August 31,
1999 - Class A Shares	(0.35)[b]	1.61	[b]	(0.46)[b]	47
1999 - Class B Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Class C Shares	(1.10)[b]	2.36	[b]	(1.21)[b]	47
1999 - Institutional Shares	0.05 [b]	1.21	[b]	(0.06)[b]	47
1999 - Service Shares	(0.41)[b]	1.71	[b]	(0.52)[b]	47

For the Years Ended January 31,
1999 - Class A Shares	(0.24)	1.74		(0.48)	98
1999 - Class B Shares	(0.99)	2.29		(1.03)	98
1999 - Class C Shares	(0.99)	2.29		(1.03)	98
1999 - Institutional Shares	0.13	1.17		0.09	98
1999 - Service Shares	(0.47)	1.66		(0.51)	98

1998 - Class A Shares	(0.28)	1.76		(0.50)	85
1998 - Class B Shares	(0.92)	2.29		(0.92)	85
1998 - Class C Shares (commenced August 15, 1997)	(0.79)[b]	2.09	[b]	(0.79)[b]	85
1998 - Institutional Shares (commenced August 15, 1997)	0.27 [b]	1.16	[b]	0.27 [b]	85
1998 - Service Shares (commenced August 15, 1997)	(0.07)[b]	1.45	[b]	(0.07)[b]	85

1997 - Class A Shares	(0.72)	1.85		(0.97)	99
1997 - Class B Shares (commenced May 1, 1996)	(1.63)[b]	2.35	[b]	(1.63)[b]	99

130

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131

LARGE CAP VALUE FUND

		Income (loss) from			Distributions
		investment operations			to shareholders

			Net			Net
	Net asset	Net	realized	Total		asset
	value,	investment	and	from	From net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)[c]	gain (loss)	operations	income	period

For the Year Ended August 31,
2001 - Class A Shares	$10.39	$0.08	$(0.20)	$(0.12)	$(0.06)	$10.21
2001 - Class B Shares	10.33	(0.01)	(0.19)	(0.20)	(0.03)	10.10
2001 - Class C Shares	10.32	(0.01)	(0.19)	(0.20)	(0.02)	10.10
2001 - Institutional Shares	10.40	0.12	(0.20)	(0.08)	(0.08)	10.24
2001 - Service Shares	10.38	0.08	(0.20)	(0.12)	(0.03)	10.23

For the Period Ended August 31,
2000 - Class A Shares (commenced Dec. 15, 1999)	10.00	0.06	0.33	0.39	—	10.39
2000 - Class B Shares (commenced Dec. 15, 1999)	10.00	—	0.33	0.33	—	10.33
2000 - Class C Shares (commenced Dec. 15, 1999)	10.00	0.01	0.31	0.32	—	10.32
2000 - Institutional Shares (commenced Dec. 15, 1999)	10.00	0.09	0.31	0.40	—	10.40
2000 - Service Shares (commenced Dec. 15, 1999)	10.00	0.07	0.31	0.38	—	10.38

Footnotes:

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

d	Includes the effect of mortgage dollar roll transactions.

132

APPENDIX B

					Ratios assuming
				Ratio of	no expense reductions
				net
	Net	Ratio of		investment	Ratio of		Ratio of net
	assets	net		income	expenses		investment
	at end of	expenses		(loss)	to		income (loss)	Portfolio
Total	period	to average		to average	average		to average	turnover
return[a]	(in 000s)	net assets		net assets	net assets		net assets	rate

(1.21)%	$123,013	1.25%		0.73%	1.83%		0.15%	69%
(1.98)	8,830	2.00		(0.06)	2.58		(0.64)	69
(1.96)	3,636	2.00		(0.05)	2.58		(0.63)	69
(0.81)	50,740	0.85		1.09	1.43		0.51	69
(1.17)	2	1.35		0.80	1.93		0.22	69

3.90	7,181	1.25	[b]	0.84 [b]	3.30	[b]	(1.21)[b]	67
3.30	1,582	2.00	[b]	0.06 [b]	4.05	[b]	(1.99)[b]	67
3.20	850	2.00	[b]	0.15 [b]	4.05	[b]	(1.90)[b]	67
4.00	16,155	0.85	[b]	1.31 [b]	2.90	[b]	(0.74)[b]	67
3.80	2	1.35	[b]	0.95 [b]	3.40	[b]	(1.10)[b]	67

133

					Ratios assuming
				Ratio of	no expense reductions
				net
	Net	Ratio of		investment			Ratio of net
	assets	net		income	Ratio of		investment
	at end of	expenses		(loss)	expenses		income (loss)	Portfolio
Total	period	to average		to average	to average		to average	turnover
returna	(in 000s)	net assets		net assets	net assets		net assets	rate

(1.21)%	$123,013	1.25%		0.73%	1.83%		0.15%	69%
(1.98)	8,830	2.00		(0.06)	2.58		(0.64)	69
(1.96)	3,636	2.00		(0.05)	2.58		(0.63)	69
(0.81)	50,740	0.85		1.09	1.43		0.51	69
(1.17)	2	1.35		0.80	1.93		0.22	69

3.90	7,181	1.25	[b]	0.84 [b]	3.30	[b]	(1.21)[b]	67
3.30	1,582	2.00	[b]	0.06 [b]	4.05	[b]	(1.99)[b]	67
3.20	850	2.00	[b]	0.15 [b]	4.05	[b]	(1.90)[b]	67
4.00	16,155	0.85	[b]	1.31 [b]	2.90	[b]	(0.74)[b]	67
3.80	2	1.35	[b]	0.95 [b]	3.40	[b]	(1.10)[b]	67

134

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Index

1 General Investment Management Approach

4 Fund Investment Objectives and Strategies
4	Goldman Sachs Balanced Fund
6	Goldman Sachs Growth and Income Fund
7	Goldman Sachs CORE Large Cap Value Fund
8	Goldman Sachs CORE U.S. Equity Fund
9	Goldman Sachs CORE Large Cap Growth Fund
10	Goldman Sachs CORE Small Cap Equity Fund
11	Goldman Sachs Capital Growth Fund
12	Goldman Sachs Strategic Growth Fund
13	Goldman Sachs Growth Opportunities Fund
14	Goldman Sachs Mid Cap Value Fund
15	Goldman Sachs Small Cap Value Fund
16	Goldman Sachs Large Cap Value Fund

18 Other Investment Practices and Securities

22 Principal Risks of the Funds

26 Fund Performance

40 Fund Fees and Expenses

44 Service Providers

52 Dividends

54 Shareholder Guide
54	How To Buy Shares
58	How To Sell Shares

63 Taxation

65 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

88 Appendix B Financial Highlights

Domestic Equity Funds
Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Funds’ investment company registration number is 811-5349.

CORESM is a service mark of Goldman, Sachs & Co.

EQDOMPROINST

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND YOU MAY LOSE MONEY IN THE FUND.

Prospectus

Class A, B
and C Shares

December 28, 2001

 GOLDMAN SACHS RESEARCH SELECT FUNDSM

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Research Select Fund (the “Fund”). Goldman Sachs Asset Management is referred to in this Prospectus as the “Investment Adviser.”

RESEARCH STYLE FUNDS—RESEARCH SELECT FUND

The Goldman Sachs Research Select Fund selects substantially all of its securities from the U.S. Select List developed by the Goldman Sachs Investment Research Division. The Fund leverages the resources of Goldman Sachs by applying the Investment Management Division’s portfolio management expertise to the equity securities included in the U.S. Select List.

The Fund closed to new investors effective July 31, 2001. A shareholder who had an open Fund account on the date the Fund closed may make additional investments and reinvest dividends and capital gains distributions in that account after that date if the account remains open. Qualified defined contribution retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), as well as 403(b) plans and 457 plans that currently offer the Fund as an available investment vehicle to their participants, may also continue to make additional purchases and to reinvest dividends and capital gains into their accounts. Current shareholders may also open additional Fund accounts under certain conditions. If a Fund account is closed, however, additional investments in the Fund may not be possible. Exchanges into other Goldman Sachs Funds are not permitted. The Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

1

Fund Investment Objective
and Strategies

Goldman Sachs Research Select Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	A focused portfolio of U.S. equity investments that offer the potential for long-term capital appreciation

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital by investing in a focused portfolio of U.S. equity investments.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in U.S. equity securities, including securities of foreign issuers that are traded in the United States. Under normal circumstances, the Fund will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List and will sell securities that have been removed from the U.S. Select List. Notification of changes to the U.S. Select List is made to clients of Goldman Sachs and to the Fund’s portfolio management team at the same time. The Fund will purchase a security that has been added to, or sell a security that has been removed from, the list after publication of that change. In addition, the Investment Adviser may apply the techniques described below in managing the Fund and in purchasing and selling securities that are included in the U.S. Select List.
2

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Goldman Sachs Global Investment Research Division’s U.S. Select List. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark, the S&P 500® Index, over the next 12 to 18 months. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis. Historically, the U.S. Select List has consisted primarily of common stocks of relatively large U.S. companies, although the list is not restricted to those types of companies.

The U.S. Select List is used primarily by institutional clients.

Our Approach to Portfolio Management. To the extent practicable, the Fund will seek to deliver returns that are comparable to the price returns of the U.S. Select List. Generally, the Fund will seek to maintain approximate equal weightings of its assets among the securities included in the list. Any remaining assets may be invested by the Investment Adviser in the other instruments described in this Prospectus, including short-term debt obligations, options and futures contracts.

Investors should be aware, however, that the performance of the Fund will differ from the price returns of the U.S. Select List for a variety of reasons, including the change in securities prices that may occur between the time when a security is added to or removed from the list and when it is bought or sold for the Fund; the Fund’s investment of cash flow from purchases and sales of Fund shares, which can occur daily and will result in portfolio purchases and sales; modifications in the Fund’s stock weights in order to control trading costs; the timing and amount of dividend and distribution payments; and the Fund’s use of investment techniques and instruments that are not included in the U.S. Select List. In addition, unlike the U.S. Select List, the Fund will incur transactional costs (such as brokerage commissions) and operational expenses (such as investment advisory fees).

While the Fund intends to track the composition of the U.S. Select List, the Fund’s purchases and sales of securities that are added to and deleted from the list may not be completed on the first trading day after changes to the list are announced, and in certain cases may take several days or weeks to complete. Moreover, purchases and sales of the Fund and other investors following the U.S. Select List could create a temporary imbalance between the supply and demand of the securities on the list. The imbalance could affect the time it takes the Fund to complete its transactions, as well as the price the Fund pays or receives. In order to reduce impact of these trading costs, the Investment Adviser may decide for a period of time not to buy a security that is included in the U.S. Select List or to continue to hold a security that has been removed from the list.

The Fund will periodically rebalance its portfolio in an effort to maintain approximate equal weightings of its assets among the securities on the U.S. Select List.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

3

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objective and	Research
strategies of the Fund	Select
— Not permitted	Fund

Investment Practices
Borrowings	33 1/3
Custodial Receipts	—
Equity Swaps*	15
Futures Contracts and Options on Futures Contracts	•
Investment Company Securities (including exchange-traded funds)	10
Options on Securities and Securities Indices[1]	•
Repurchase Agreements	•
Securities Lending	33 1/3
Short Sales Against the Box	25
Unseasoned Companies	•
Warrants and Stock Purchase Rights	•
When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Fund may sell covered call and put options and purchase call and put options.
4

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of total assets (excluding securities lending collateral) (italic type)
10 Percent of net assets (including borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objective and	Research
strategies of the Fund	Select
— Not permitted	Fund

Investment Securities
American and Global Depositary Receipts	—
Asset-Backed and Mortgage-Backed Securities	—
Bank Obligations[2]	•
Convertible Securities[3]	•
Corporate Debt Obligations[2]	•
Equity Investments	90+
Emerging Country Securities	—
Fixed Income Securities	•
Foreign Issuers	•
Non-Investment Grade Fixed Income Securities	—
Real Estate Investment Trusts (“REITs”)	•
Structured Securities*	•
Temporary Investments	100
U.S. Government Securities[2]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[2]	Limited by the amount the Fund invests in fixed-income securities. Cash equivalents only.
[3]	The Fund has no minimum rating criteria.
5

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT RISKS

Research
Select
• Applicable	Fund

U.S. Select List	•
Stock	•
Credit/Default	•
Foreign	•
Derivatives	•
Interest Rate	•
Management	•
Market	•
Liquidity	•
Small Cap	•

■	U.S. Select List Risk— The Fund invests principally in securities included in the U.S. Select List, which comprises approximately 25 to 35 stocks. As a result of the small universe of stocks in which the Fund generally invests, it may be subject to greater risks than would a more diversified fund.

Price returns reported for the U.S. Select List do not predict or reflect the future results of the U.S. Select List or the Fund. In addition, unlike the Fund, the securities included in the U.S. Select List constitute only a “paper portfolio” that does not reflect actual trading and does not have an actual performance record.

Although the Goldman Sachs U.S. Stock Selection Committee periodically makes subjective decisions to add or delete companies for the U.S. Select List, the list is not compiled with any particular client or product in mind and is not (and will not be) compiled with the Fund in mind. The Global Investment Research Division could at any time cease publishing the U.S. Select List. In that event, the Board of Trustees will make a determination on how to proceed in the best interest of

6

PRINCIPAL RISKS OF THE FUND

shareholders of the Fund, consistent with the Fund’s investment objective. Goldman Sachs publishes similar lists of recommended securities that may be appropriate for shareholders of the Fund but which will not be used by the Investment Adviser for the Fund at this time.

The Fund’s purchases and sales for its portfolio will be affected by market conditions following the publication of changes to the U.S. Select List and will be subject to competing orders by Goldman Sachs clients who invest in the securities included on the list.

The activities of Goldman Sachs and its affiliates may occasionally limit the Fund’s ability to purchase or sell securities included in the U.S. Select List. The U.S. Select List is also subject to restrictions related to Goldman Sachs’ other businesses. In addition, certain securities may or may not appear on the U.S. Select List or may or may not be removed from the list due to legal restrictions applicable to, or other business concerns of, Goldman Sachs. An investor should understand that these concerns will generally not be related to whether a particular security on the list or a security not on the list is an attractive investment opportunity.

As a global financial services firm, Goldman Sachs provides a wide range of financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of companies included in the U.S. Select List and may also perform or seek to perform financial services for those companies. Within the last three years, Goldman Sachs or its affiliates may have managed or co-managed public security offerings for companies included in the U.S. Select List, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included in the U.S. Select List.

The Fund’s ability to invest in particular securities included in the U.S. Select List may be limited by the diversification and other restrictions imposed on it as a registered mutual fund under the Investment Company Act of 1940, as amended (the “Act”).

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Credit/Default Risk— The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.

■	Foreign Risk— The risk that when the Fund invests in foreign issuers, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.

7

■	Derivatives Risk— The risk that loss may result from the Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

■	Interest Rate Risk— The risk that when interest rates increase, fixed-income securities held by the Fund will decline in value.

■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.

■	Market Risk— The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

■	Liquidity Risk— The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To the extent the Fund invests in small capitalization stocks and REITs, the Fund may be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

■	Small Cap Stock Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

8

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund commenced operations on June 19, 2000. Since the Fund has less than one calendar year’s performance, no performance information is provided in this section.

9

Fund Fees and Expenses (Class A, B and C Shares)

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

	Research Select Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees[5]	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses[7]	0.28%		0.28%		0.28%

Total Fund Operating Expenses*	1.53%		2.28%		2.28%

See page 11 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Research Select Fund

	Class A	Class B	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[6]
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[7]	0.25%	0.25%	0.25%

Total Fund Operating Expenses (after current expense limitations)	1.50%	2.25%	2.25%

10

FUND FEES AND EXPENSES

[1]	The maximum sales charge is a percentage of the offering price. A contingent deferred sales charge (“CDSC”) of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.
[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.
[4]	A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[5]	A transaction fee of $7.50 may be charged for redemption proceeds paid by wire.

[6]	The Fund’s annual operating expenses are based on actual expenses.

[7]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentage of the Fund’s average daily net assets:

Other
Fund	Expenses

Research Select	0.06%
11

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, B or C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

Research Select
Class A Shares	$697	$1,007	$1,338	$2,273
Class B Shares
– Assuming complete redemption at end of period	$731	$1,012	$1,420	$2,427
– Assuming no redemption	$231	$712	$1,220	$2,427
Class C Shares
– Assuming complete redemption at end of period	$331	$712	$1,220	$2,615
– Assuming no redemption	$231	$712	$1,220	$2,615

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A, Class B and Class C Shares for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?”

12

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Research Select

GSAM is a business unit of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 2001, GSAM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day investment management services regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

13

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable monthly, at the annual rate listed below (as a percentage of the Fund’s average daily net assets):

		Actual Rate for the
	Contractual	Fiscal Period Ended
	Rate	August 31, 2001

Research Select	1.00%	1.00%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

14

SERVICE PROVIDERS

FUND MANAGERS

Robert B. Litterman, Ph.D., a Managing Director of Goldman Sachs, is the co-developer, along with the late Fischer Black, of the Black-Litterman Global Asset Allocation Model, a key tool in IMD’s asset allocation process. As Director of Quantitative Resources, Dr. Litterman oversees Quantitative Equities, the Quantitative Strategies Group, the Investment Performance & Valuation Oversight Group, and the Client Research Groups. In total, these groups include over 120 professionals. Prior to moving to IMD, Dr. Litterman was the head of the Firmwide Risk department of Goldman Sachs since becoming a Partner in 1994. Preceding his time in the Operations, Technology & Finance Division, Dr. Litterman spent eight years in the Fixed Income Division’s research department where he was co-director of the research and model development group.

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

■	Proprietary research on quantitative models and tax-advantaged strategies

________________________________________________________________________________

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director Product Manager for Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director Head of Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President Head of Portfolio Construction	Senior Portfolio Manager— Research Select	Since 2000	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

15

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
16

SERVICE PROVIDERS

APPROACH TO INVESTMENT RESEARCH

In providing its investment management services for the Fund, the Investment Adviser invests in equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List. Goldman Sachs is a leading, full service global investment banking and securities firm. The firm’s Global Investment Research Division provides far-reaching and comprehensive analysis and commentary on portfolio strategy, economics, industries and companies. For over two decades, Goldman Sachs has committed the resources on a global scale to develop an industry-leading position for the firm’s investment research products.

Goldman Sachs has achieved worldwide recognition for its value-added research products. The Global Investment Research Division has a well-regarded staff of approximately 900 professionals including more than 220 equity analysts, 25 global research teams, and 12 portfolio strategists, covering approximately 2,260 companies, over 50 economies and over 25 stock markets.

The U.S. Stock Selection Committee comprises approximately twelve senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, an economist, and sector specialists.

17

Dividends

The Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital
	Income	Gains
Fund	Dividends	Distributions

Research Select	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the net asset value (“NAV”) per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

18

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s shares.

HOW TO BUY SHARES

How Can I Purchase Class A, Class B And Class C Shares Of The Fund?
You may purchase shares of the Fund through:

■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in the Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application attached to this Prospectus.

To Open an Account:

■	Complete the enclosed Account Application
■	Mail your payment and Account Application to:

Your Authorized Dealer

–	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
–	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

or
Goldman Sachs Funds c/o National Financial Data Services, Inc. (“NFDS”), P.O. Box 219711, Kansas City, MO 64121-9711

–	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds – (Name of Fund and Class of Shares)
–	NFDS will not accept a check drawn on a foreign bank, a third-party check, cash, money orders, travelers cheques or credit card checks
–	Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (the Fund’s custodian). Please call the Fund at 1-800-526-7384 to get detailed instructions on how to wire your money.

19

What Is My Minimum Investment In The Fund?

	Initial	Additional

Regular Accounts	$1,000	$50

Tax-Sheltered Retirement Plans (excluding SIMPLE IRAs and Education IRAs)	$250	$50

Uniform Gift to Minors Act Accounts/ Uniform Transfer to Minors Act Accounts	$250	$50

403(b) Plan Accounts	$200	$50

SIMPLE IRAs and Education IRAs	$50	$50

Automatic Investment Plan Accounts	$50	$50

What Alternative Sales Arrangements Are Available?
The Fund offers three classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate	Class A	No limit

	Class B	$250,000

	Class C	$1,000,000

Initial Sales Charge	Class A	Applies to purchases of less than $1 million— varies by size of investment with a maximum of 5.5%

	Class B	None

	Class C	None

CDSC	Class A	1.00% on certain investments of $1 million or more if you sell within 18 months

	Class B	6 year declining CDSC with a maximum of 5%

	Class C	1% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class B	Class B Shares convert to Class A Shares after 8 years

	Class C	None

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a social security number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

20

SHAREHOLDER GUIDE

■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.

■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined NAV and share class. Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each share class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form, less any applicable CDSC.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

21

In addition, the impact of events that occur after the publication of market quotations used by the Fund to price its securities (for example, in foreign markets), but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event consistent with applicable regulatory guidance.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?
The offering price of Class A Shares of the Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers are as follows:

			Maximum
			Dealer
	Sales Charge	Sales Charge	Allowance as
	as	as Percentage	Percentage of
Amount of Purchase	Percentage of	of Net Amount	Offering
(including sales charge, if any)	Offering Price	Invested	Price*

Less than $50,000	5.50%	5.82%	5.00%
$50,000 up to (but less than) $100,000	4.75	4.99	4.00
$100,000 up to (but less than) $250,000	3.75	3.90	3.00
$250,000 up to (but less than) $500,000	2.75	2.83	2.25
$500,000 up to (but less than) $1 million	2.00	2.04	1.75
$1 million or more	0.00 **	0.00 **	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.
**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.

***	The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Fund equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Fund which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of 1% may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

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SHAREHOLDER GUIDE

What Else Do I Need To Know About Class A Shares’ CDSC?
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an equivalent class of an ILA Portfolio, a CDSC of 1% may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Fund may be sold at NAV without payment of any sales charge to the following individuals and entities:

■	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
■	Qualified retirement plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary or non-discretionary accounts;
■	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund;
■	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Retirement Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or
■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
■	Have at the time of purchase aggregate assets of at least $2,000,000;

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■	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;

■	Registered investment advisers investing for accounts for which they receive asset-based fees;

■	Accounts over which GSAM or its advisory affiliates have investment discretion;

■	Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;

■	Shareholders who roll over distributions from any tax-qualified retirement plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified retirement plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or

■	Other exemptions may be stated from time to time in the Additional Statement.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemption. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

How Can The Sales Charge On Class A Shares Be Reduced?

■	Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.

■	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest in the aggregate $50,000 or more (not counting reinvestments of dividends and distributions) within a period of 13 months in Class A Shares of one or more Goldman Sachs Funds. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire

24

SHAREHOLDER GUIDE

amount will be subject to the higher applicable sales charge. By signing the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS B SHARES

What Is The Offering Price Of Class B Shares?
You may purchase Class B Shares of the Fund at the next determined NAV without an initial sales charge. However, Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

CDSC as a
Percentage of
Dollar Amount
Year Since Purchase	Subject to CDSC

First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class B Shares, including the payment of compensation to Authorized Dealers. A commission equal to 4% of the amount invested is paid to Authorized Dealers.

What Should I Know About The Automatic Conversion Of Class B Shares?
Class B Shares of the Fund will automatically convert into Class A Shares of the Fund at the end of the calendar quarter that is eight years after the purchase date.

If you acquire Class B Shares of the Fund by exchange from Class B Shares of another Goldman Sachs Fund, your Class B Shares will convert into Class A Shares of such Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire Class B Shares through reinvestment of distributions, your Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.

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The conversion of Class B Shares to Class A Shares will not occur at any time the Fund is advised that such conversions may constitute taxable events for federal tax purposes, which the Fund believes is unlikely. If conversions do not occur as a result of possible taxability, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indeterminate period.

A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?

You may purchase Class C Shares of the Fund at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds; provided that in connection with purchases by Retirement Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to 1% of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A, B
AND C SHARES

What Else Do I Need To Know About The CDSC On Class A, B Or C Shares?

■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.
■	When counting the number of months since a purchase of Class B or Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

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SHAREHOLDER GUIDE

In What Situations May The CDSC On Class A, B Or C Shares Be Waived Or Reduced?

The CDSC on Class A, Class B and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Retirement distributions or loans to participants or beneficiaries from Retirement Plans;

■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Retirement Plan;

■	Hardship withdrawals by a participant or beneficiary in a Retirement Plan;

■	Satisfying the minimum distribution requirements of the Code;

■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;

■	The separation from service by a participant or beneficiary in a Retirement Plan;

■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;

■	Excess contributions distributed from a Retirement Plan;

■	Distributions from a qualified Retirement Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA; or

■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A, B and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class B and C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A, B Or C Shares?

The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
■	Class B Shares. If you plan to hold your investment for at least six years and would prefer not to pay an initial sales charge, you might consider purchasing Class B Shares. By not paying a front-end sales charge, your entire investment in Class B Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class B Shares will cause your Class B Shares (until conversion to Class A Shares) to have a higher expense ratio, and thus lower performance and lower dividend

27

payments (to the extent dividends are paid) than Class A Shares. A maximum purchase limitation of $250,000 in the aggregate normally applies to Class B Shares. Individual purchases exceeding $250,000 will be rejected.
■	Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares (or Class B Shares after conversion to Class A Shares).

Although Class C Shares are subject to a CDSC for only 12 months, Class C Shares do not have the automatic eight year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Individual purchases exceeding $1,000,000 will be rejected.

Note: Authorized Dealers may receive different compensation for selling Class A, Class B or Class C Shares.

In addition to Class A, Class B and Class C Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Class A, Class B And Class C Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. The Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711

By Telephone:	If you have not declined the telephone redemption privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
■ You may redeem up to $50,000 of your shares within any 7 calendar day period
■ Proceeds which are sent directly to a Goldman Sachs brokerage account are not subject to $50,000 limit

When Do I Need A Signature Guarantee To Redeem Shares?
A signature guarantee is required if:

■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide
29

a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account) and exchanges of shares normally will be made only to an identically registered account.

■	Telephone redemptions will not be accepted during the 30-day period following any change in your address of record.

■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption

30

SHAREHOLDER GUIDE

request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. Your bank may also charge wiring fees. You should contact your bank directly to learn whether it charges such fees.
■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

The Trust reserves the right to:

■	Redeem your shares if your account balance is less than $50 as a result of a redemption. The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition,

31

that distribution and all future distributions payable to you will be reinvested at NAV in additional shares of the same class of the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?
You may redeem shares of the Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must hold the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A or B Shares—Class A Shares of the Fund or any other Goldman Sachs Fund
■	Class C Shares—Class C Shares of the Fund or any other Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Funds.
■	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption. For Class B Shares, you may reinvest the redemption proceeds in Class A Shares at NAV but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to your account.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

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SHAREHOLDER GUIDE

Can I Exchange My Investment From One Fund To Another?
You may exchange shares of the Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount you want to exchange
■ Obtain a signature guarantee (see details above)
■ Mail the request to: Goldman Sachs Funds c/o NFDS P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery — Goldman Sachs Funds c/o NFDS 330 West 9th St. Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone exchange privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Fund may impose a charge in the future.
■	The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
■	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the

33

length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
■	Eligible investors may exchange certain classes of shares for another class of shares of the Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs and NFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Telephone exchanges normally will be made only to an identically registered account. Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and accompanied by a signature guarantee.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

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SHAREHOLDER GUIDE

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?
You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. Forms for this option are available from Goldman Sachs, your Authorized Dealer or you may check the appropriate box on the Account Application.

Can My Dividends From The Fund Be Invested In Other Funds?

You may elect to cross-reinvest dividends and capital gains distributions paid by the Fund in shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■	You may elect cross-reinvestment into an identically registered account or an account registered in a different name or with a different address, social security number or taxpayer identification number provided that the account has been properly established, appropriate signature guarantees obtained and the minimum initial investment has been satisfied.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of any other Goldman Sachs Fund.

■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:

■	You must hold $5,000 or more in the Fund which is paying the dividend or from which the exchange is being made.

35

■	You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment or continue to cross-reinvest or to make automatic exchanges until such minimum initial investment is met.
■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A, Class B or Class C Shares because of the sales charge imposed on your purchases of Class A Shares or the imposition of a CDSC on your redemptions of Class A, Class B or Class C Shares.
■	You must have a minimum balance of $5,000 in the Fund.
■	Checks are mailed on or about the 25th day of each month.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A, Class B or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types Of Reports Will I Be Sent Regarding My Investment?
You will be provided with a printed confirmation of each transaction in your account and an individual quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

The Fund does not generally provide sub-accounting services.

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SHAREHOLDER GUIDE

What Should I Know When I Purchase Shares Through An Authorized Dealer?
Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of the Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■	The Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Fund within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected Authorized Dealers and other persons in connection with the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

37

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A, B and C Shares?

The Trust has adopted distribution and service plans (each a “Plan”) under which Class A, Class B and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets attributed to Class A, Class B and Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

38

SHAREHOLDER GUIDE

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the Fund’s average daily net assets attributed to Class B or Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

39

Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is in an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Fund’s income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

40

TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, the Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

41

Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk and credit risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. Trading to keep the Fund’s portfolio holdings consistent with, and equally weighted among, the securities in the U.S. Select List may increase the Fund’s portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

42

APPENDIX A

See “Financial Highlights” in Appendix B for a statement of the Fund’s historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the investment objective, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. The Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial
43

resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Issuers. The Fund may invest in foreign issuers. Foreign issuers involve special risks that are not typically associated with U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign companies than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States. The securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, and political or social instability or diplomatic developments which could affect the Fund’s investments.

Risks of Derivative Investments. The Fund’s transactions in options, futures, options on futures, swaps and structured securities involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions

44

APPENDIX A

■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be

45

increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities and Securities Indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s

46

APPENDIX A

transaction costs. Options written or purchased by the Fund may be traded on U.S. exchanges or over-the-counter. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, securities indices, and other financial instruments and indices. The Fund may engage in futures transactions on U.S. exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates or securities prices. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

47

■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers

48

APPENDIX A

and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. The Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

The Fund may lend its securities to increase its income. The Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the

49

occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary ReceiptsTM. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

Unseasoned Companies. The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower

50

APPENDIX A

than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets.

51

Short Sales Against-the-Box. The Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

52

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53

Appendix B
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance from its commencement (June 19, 2000) to August 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report (available upon request).

RESEARCH SELECT FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss[c]	gain (loss)	operations

For the Year Ended August 31,
2001 - Class A Shares	$10.77	$(0.06)	$(3.64)	$(3.70)
2001 - Class B Shares	10.76	(0.13)	(3.62)	(3.75)
2001 - Class C Shares	10.77	(0.13)	(3.62)	(3.75)
2001 - Institutional Shares	10.78	(0.03)	(3.64)	(3.67)
2001 - Service Shares	10.78	(0.08)	(3.63)	(3.71)

For the Period Ended August 31,
2000 - Class A Shares (commenced June 19, 2000)	10.00	(0.02)	0.79	0.77
2000 - Class B Shares (commenced June 19, 2000)	10.00	(0.04)	0.80	0.76
2000 - Class C Shares (commenced June 19, 2000)	10.00	(0.04)	0.81	0.77
2000 - Institutional Shares (commenced June 19, 2000)	10.00	(0.01)	0.79	0.78
2000 - Service Shares (commenced June 19, 2000)	10.00	(0.02)	0.80	0.78

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

54

APPENDIX B

							Ratios assuming
							no expense reductions

		Net			Ratio of				Ratio of
		assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		loss to		expenses to		loss to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return[a]	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.07	(34.35)%	$304,677	1.50%		(0.73)%		1.53%		(0.76)%		171%
7.01	(34.85)	303,539	2.25		(1.48)		2.28		(1.51)		171
7.02	(34.82)	169,576	2.25		(1.48)		2.28		(1.51)		171
7.11	(34.04)	17,077	1.10		(0.32)		1.13		(0.35)		171
7.07	(34.35)	13	1.60		(0.91)		1.63		(0.94)		171

10.77	7.70	217,861	1.50	[b]	(1.04	) [b]	2.05	[b]	(1.59	) [b]	5
10.76	7.60	201,437	2.25	[b]	(1.79)[b]		2.80	[b]	(2.34)[b]		5
10.77	7.70	96,393	2.25	[b]	(1.78)[b]		2.80	[b]	(2.33)[b]		5
10.78	7.80	12,677	1.10	[b]	(0.50)[b]		1.65	[b]	(1.05)[b]		5
10.78	7.70	12	1.60	[b]	(1.13)[b]		2.15	[b]	(1.68)[b]		5

55

Index

1 General Investment Management Approach

2 Fund Investment Objective and Strategies
2	Goldman Sachs Research Select Fund

4 Other Investment Practices and Securities

6 Principal Risks of the Fund

9 Fund Performance

10 Fund Fees and Expenses

13 Service Providers
17	Approach to Investment Research

18 Dividends

19 Shareholder Guide
19	How To Buy Shares
29	How To Sell Shares

40 Taxation

42 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

54 Appendix B Financial Highlights

Research Select Fund
Prospectus (Class A, B and C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-526-7384

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov Goldman Sachs: http://www.gs.com (Prospectus Only)

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

The Goldman Sachs Research Select FundSM is a service mark of Goldman, Sachs & Co.

521414
RESPROABC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND YOU MAY LOSE MONEY IN THE FUND.
Prospectus

Service
Shares

December 28, 2001

 GOLDMAN SACHS RESEARCH SELECT FUNDSM

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Research Select Fund (the “Fund”). Goldman Sachs Asset Management is referred to in this Prospectus as the “Investment Adviser.”

RESEARCH STYLE FUNDS—RESEARCH SELECT FUND

The Goldman Sachs Research Select Fund selects substantially all of its securities from the U.S. Select List developed by the Goldman Sachs Investment Research Division. The Fund leverages the resources of Goldman Sachs by applying the Investment Management Division’s portfolio management expertise to the equity securities included in the U.S. Select List.

The Fund closed to new investors effective July 31, 2001. A shareholder who had an open Fund account on the date the Fund closed may make additional investments and reinvest dividends and capital gains distributions in that account after that date if the account remains open. Qualified defined contribution retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), as well as 403(b) plans and 457 plans that currently offer the Fund as an available investment vehicle to their participants, may also continue to make additional purchases and to reinvest dividends and capital gains into their accounts. Current shareholders may also open additional Fund accounts under certain conditions. If a Fund account is closed, however, additional investments in the Fund may not be possible. Exchanges into the Fund from other Goldman Sachs Funds are not permitted. The Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

1

Fund Investment Objective
and Strategies

Goldman Sachs Research Select Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	A focused portfolio of U.S. equity investments that offer the potential for long-term capital appreciation

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital by investing in a focused portfolio of U.S. equity investments.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in U.S. equity securities, including securities of foreign issuers that are traded in the United States. Under normal circumstances, the Fund will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List and will sell securities that have been removed from the U.S. Select List. Notification of changes to the U.S. Select List is made to clients of Goldman Sachs and to the Fund’s portfolio management team at the same time. The Fund will purchase a security that has been added to, or sell a security that has been removed from, the list after publication of that change. In addition, the Investment Adviser may apply the techniques described below in managing the Fund and in purchasing and selling securities that are included in the U.S. Select List.
2

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Goldman Sachs Global Investment Research Division’s U.S. Select List. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark, the S&P 500® Index, over the next 12 to 18 months. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis. Historically, the U.S. Select List has consisted primarily of common stocks of relatively large U.S. companies, although the list is not restricted to those types of companies.

The U.S. Select List is used primarily by institutional clients.

Our Approach to Portfolio Management. To the extent practicable, the Fund will seek to deliver returns that are comparable to the price returns of the U.S. Select List. Generally, the Fund will seek to maintain approximate equal weightings of its assets among the securities included in the list. Any remaining assets may be invested by the Investment Adviser in the other instruments described in this Prospectus, including short-term debt obligations, options and futures contracts.

Investors should be aware, however, that the performance of the Fund will differ from the price returns of the U.S. Select List for a variety of reasons, including the change in securities prices that may occur between the time when a security is added to or removed from the list and when it is bought or sold for the Fund; the Fund’s investment of cash flow from purchases and sales of Fund shares, which can occur daily and will result in portfolio purchases and sales; modifications in the Fund’s stock weights in order to control trading costs; the timing and amount of dividend and distribution payments; and the Fund’s use of investment techniques and instruments that are not included in the U.S. Select List. In addition, unlike the U.S. Select List, the Fund will incur transactional costs (such as brokerage commissions) and operational expenses (such as investment advisory fees).

While the Fund intends to track the composition of the U.S. Select List, the Fund’s purchases and sales of securities that are added to and deleted from the list may not be completed on the first trading day after changes to the list are announced, and in certain cases may take several days or weeks to complete. Moreover, purchases and sales of the Fund and other investors following the U.S. Select List could create a temporary imbalance between the supply and demand of the securities on the list. The imbalance could affect the time it takes the Fund to complete its transactions, as well as the price the Fund pays or receives. In order to reduce impact of these trading costs, the Investment Adviser may decide for a period of time not to buy a security that is included in the U.S. Select List or to continue to hold a security that has been removed from the list.

The Fund will periodically rebalance its portfolio in an effort to maintain approximate equal weightings of its assets among the securities on the U.S. Select List.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

3

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;
limited only by the objectives and strategies	Research
of the Fund	Select
— Not permitted	Fund

Investment Practices
Borrowings	33 1/3
Custodial Receipts	—
Equity Swaps*	15
Futures Contracts and Options on Futures Contracts	•
Investment Company Securities (including exchange-traded funds)	10
Options on Securities and Securities Indices[1]	•
Repurchase Agreements	•
Securities Lending	33 1/3
Short Sales Against the Box	25
Unseasoned Companies	•
Warrants and Stock Purchase Rights	•
When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Fund may sell covered call and put options and purchase call and put options.
4

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of total assets (excluding securities lending collateral) (italic type)
10 Percent of net assets (including borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;	Research
limited only by the objectives and strategies of the Fund	Select
— Not permitted	Fund

Investment Securities
American and Global Depositary Receipts	—
Asset-Backed and Mortgage-Backed Securities	—
Bank Obligations[2]	•
Convertible Securities[3]	•
Corporate Debt Obligations[2]	•
Equity Investments	90+
Emerging Country Securities	—
Fixed Income Securities	•
Foreign Issuers	•
Non-Investment Grade Fixed Income Securities	—
Real Estate Investment Trusts (“REITs”)	•
Structured Securities*	•
Temporary Investments	100
U.S. Government Securities[2]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[2]	Limited by the amount the Fund invests in fixed-income securities. Cash equivalents only.
[3]	The Fund has no minimum rating criteria.
5

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT RISKS

Research
Select
• Applicable	Fund

U.S. Select List	•
Stock	•
Credit/Default	•
Foreign	•
Derivatives	•
Interest Rate	•
Management	•
Market	•
Liquidity	•
Small Cap	•

■	U.S. Select List Risk— The Fund invests principally in securities included in the U.S. Select List, which comprises approximately 25 to 35 stocks. As a result of the small universe of stocks in which the Fund generally invests, it may be subject to greater risks than would a more diversified fund.

Price returns reported for the U.S. Select List do not predict or reflect the future results of the U.S. Select List or the Fund. In addition, unlike the Fund, the securities included in the U.S. Select List constitute only a “paper portfolio” that does not reflect actual trading and does not have an actual performance record.

Although the Goldman Sachs U.S. Stock Selection Committee periodically makes subjective decisions to add or delete companies for the U.S. Select List, the list is not compiled with any particular client or product in mind and is not (and will not be) compiled with the Fund in mind. The Global Investment Research Division could at any time cease publishing the U.S. Select List. In that event, the Board of Trustees will make a determination on how to proceed in the best interest of

6

PRINCIPAL RISKS OF THE FUND

shareholders of the Fund, consistent with the Fund’s investment objective. Goldman Sachs publishes similar lists of recommended securities that may be appropriate for shareholders of the Fund but which will not be used by the Investment Adviser for the Fund at this time.

The Fund’s purchases and sales for its portfolio will be affected by market conditions following the publication of changes to the U.S. Select List and will be subject to competing orders by Goldman Sachs clients who invest in the securities included on the list.

The activities of Goldman Sachs and its affiliates may occasionally limit the Fund’s ability to purchase or sell securities included in the U.S. Select List. The U.S. Select List is also subject to restrictions related to Goldman Sachs’ other businesses. In addition, certain securities may or may not appear on the U.S. Select List or may or may not be removed from the list due to legal restrictions applicable to, or other business concerns of, Goldman Sachs. An investor should understand that these concerns will generally not be related to whether a particular security on the list or a security not on the list is an attractive investment opportunity.

As a global financial services firm, Goldman Sachs provides a wide range of financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of companies included in the U.S. Select List and may also perform or seek to perform financial services for those companies. Within the last three years, Goldman Sachs or its affiliates may have managed or co-managed public security offerings for companies included in the U.S. Select List, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included in the U.S. Select List.

The Fund’s ability to invest in particular securities included in the U.S. Select List may be limited by the diversification and other restrictions imposed on it as a registered mutual fund under the Investment Company Act of 1940, as amended (the “Act”).

■	Stock Risk— The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Credit/Default Risk— The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.

■	Foreign Risk— The risk that when the Fund invests in foreign issuers, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.

7

■	Derivatives Risk— The risk that loss may result from the Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

■	Interest Rate Risk— The risk that when interest rates increase, fixed-income securities held by the Fund will decline in value.

■	Management Risk— The risk that a strategy used by the Investment Adviser may fail to produce the intended results.

■	Market Risk— The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

■	Liquidity Risk— The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To the extent the Fund invests in small capitalization stocks and REITs, the Fund may be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

■	Small Cap Stock Risk— The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

8

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund commenced operations on June 19, 2000. Since the Fund has less than one calendar year’s performance, no performance information is provided in this section.

9

Fund Fees and Expenses (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

	Research
	Select
	Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	1.00%
Other Expenses	0.63%
Service Fees[2]		0.25%
Shareholder Administration Fees		0.25%
All Other Expenses[3]		0.13%

Total Fund Operating Expenses*	1.63%

See page 11 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Research
	Select
	Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	1.00%
Other Expenses	0.60%
Service Fees[2]		0.25%
Shareholder Administration Fees		0.25%
All Other Expenses[3]		0.10%

Total Fund Operating Expenses (after current expense limitations)	1.60%

10

FUND FEES AND EXPENSES

[1]	The Fund’s annual operating expenses are based on actual expenses.

[2]	Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

[3]	“All Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund’s Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “All Other Expenses” (excluding management fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentage of the Fund’s average daily net assets:

Other
Fund	Expenses

Research Select	0.06%
11

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

Research Select	$166	$514	$887	$1,933

Service Organizations that invest in Service Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain Service Organizations that invest in Service Shares may receive other compensation in connection with the sale and distribution of Service Shares or for services to their customers’ accounts and/or the Funds. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

12

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Research Select

GSAM is a business unit of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 2001, GSAM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day investment management services regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

13

MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable monthly, at the annual rate listed below (as a percentage of the Fund’s average daily net assets):

		Actual Rate for
		the
	Contractual	Fiscal Period Ended
	Rate	August 31, 2001

Research Select	1.00%	1.00%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

14

SERVICE PROVIDERS

FUND MANAGERS

Robert B. Litterman, Ph.D., a Managing Director of Goldman Sachs, is the co-developer, along with the late Fischer Black, of the Black-Litterman Global Asset Allocation Model, a key tool in IMD’s asset allocation process. As Director of Quantitative Resources, Dr. Litterman oversees Quantitative Equities, the Quantitative Strategies Group, the Investment Performance & Valuation Oversight Group, and the Client Research Groups. In total, these groups include over 120 professionals. Prior to moving to IMD, Dr. Litterman was the head of the Firmwide Risk department of Goldman Sachs since becoming a Partner in 1994. Preceding his time in the Operations, Technology & Finance Division, Dr. Litterman spent eight years in the Fixed Income Division’s research department where he was co-director of the research and model development group.

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

■	Proprietary research on quantitative models and tax-advantaged strategies

________________________________________________________________________________

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director Product Manager for Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director Head of Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President Head of Portfolio Construction	Senior Portfolio Manager— Research Select	Since 2000	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

15

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
16

SERVICE PROVIDERS

APPROACH TO INVESTMENT RESEARCH

In providing its investment management services for the Fund, the Investment Adviser invests in equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List. Goldman Sachs is a leading, full service global investment banking and securities firm. The firm’s Global Investment Research Division provides far-reaching and comprehensive analysis and commentary on portfolio strategy, economics, industries and companies. For over two decades, Goldman Sachs has committed the resources on a global scale to develop an industry-leading position for the firm’s investment research products.

Goldman Sachs has achieved worldwide recognition for its value-added research products. The Global Investment Research Division has a well-regarded staff of approximately 900 professionals including more than 220 equity analysts, 25 global research teams, and 12 portfolio strategists, covering approximately 2,260 companies, over 50 economies and over 25 stock markets.

The U.S. Stock Selection Committee comprises approximately twelve senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, an economist, and sector specialists.

17

Dividends

The Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital
	Income	Gains
Fund	Dividends	Distributions

Research Select	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the net asset value (“NAV”) per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

18

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s Service Shares.

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Fund?

Generally, Service Shares may be purchased only through institutions that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of Service Shares. These institutions are called “Service Organizations.” Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, Service Shares may be purchased from the Fund on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged. Purchases of Service Shares must be settled within three business days of receipt of a complete purchase order.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (the Fund’s custodian) on the next business day; or

■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds — (Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.
19

What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in Service Shares:

■	Personal and account maintenance services, and

■	Shareholder administration services.

Personal and account maintenance services include:

■	Providing facilities to answer inquiries and respond to correspondence with the Service Organization’s customers

■	Acting as liaison between the Service Organization’s customers and the Trust

■	Assisting customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services include:

■	Acting, directly or through an agent, as the sole shareholder of record

■	Maintaining account records for customers

■	Processing orders to purchase, redeem and exchange shares for customers

■	Processing payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	The Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

■	Service Organizations or intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Fund that are attributable to or held in the name of the Service Organization for its customers.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge

20

SHAREHOLDER GUIDE

to the Fund, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Service Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Service Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Fund?
The Fund does not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Service Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.
■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.

The Fund may allow Service Organizations to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

21

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Service Shares is the Fund’s next determined NAV. The Fund calculates NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

In addition, the impact of events that occur after the publication of market quotations used by the Fund to price its securities (for example, in foreign markets), but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event consistent with applicable regulatory guidance.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Fund?
Generally, Service Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Fund. Generally, the Fund will

22

SHAREHOLDER GUIDE

redeem its Service Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are on record).

A Service Organization may request redemptions in writing or by telephone if the optional telephone redemption privilege is elected on the Account Application.

By Writing:	Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone redemption privilege on your Account Application: 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: The Fund will arrange for redemption proceeds to be wired as federal funds to the bank account designated in the recordholder’s Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three

23

business days following receipt of a properly executed wire transfer redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the Account Application to the Service Organization.

■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such intermediaries or Service Organization.

By Check: A recordholder may elect in writing to receive redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If the shares to be sold were recently paid for by check, the Fund will pay the redemption proceeds when the check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations may set times by which they must receive redemption requests. Service Organizations may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem the Service Shares of any Service Organization whose account balance falls below $50 as a result of a redemption. The Fund will not redeem Service Shares on this basis if the value of the account falls below the minimum account balance solely as a result of market conditions. The Fund will give 60 days’ prior written notice to allow a Service Organization to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.

24

SHAREHOLDER GUIDE

■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Service Shares of the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?
A Service Organization may exchange Service Shares of the Fund at NAV for Service Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ The recordholder name(s) and signature(s)
■ The account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirement of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.

25

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types Of Reports Will Be Sent Regarding Investments In Service Shares?
Service Organizations will receive from the Fund annual reports containing audited financial statements and semi-annual reports. Service Organizations will also be provided with a printed confirmation for each transaction in their account and a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Service Organizations.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is in an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Fund’s income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

27

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, the Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk and credit risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. Trading to keep the Fund’s portfolio holdings consistent with, and equally weighted among, the securities in the U.S. Select List may increase the Fund’s portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

29

See “Financial Highlights” in Appendix B for a statement of the Fund’s historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the investment objective, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. The Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial
30

APPENDIX A

resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Issuers. The Fund may invest in foreign issuers. Foreign issuers involve special risks that are not typically associated with U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign companies than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States. The securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, and political or social instability or diplomatic developments which could affect the Fund’s investments.

Risks of Derivative Investments. The Fund’s transactions in options, futures, options on futures, swaps and structured securities involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions

31

■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be

32

APPENDIX A

increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities and Securities Indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s

33

transaction costs. Options written or purchased by the Fund may be traded on U.S. exchanges or over-the-counter. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, securities indices, and other financial instruments and indices. The Fund may engage in futures transactions on U.S. exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates or securities prices. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.

34

APPENDIX A

■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers

35

and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. The Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

The Fund may lend its securities to increase its income. The Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the

36

APPENDIX A

occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

Unseasoned Companies. The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned

37

companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets.

Short Sales Against-the-Box. The Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the

38

APPENDIX A

Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

39

Appendix B
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance from its commencement (June 19, 2000) to August 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report (available upon request).

RESEARCH SELECT FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss[c]	gain (loss)	operations

For the Year Ended August 31,
2001 - Class A Shares	$10.77	$(0.06)	$(3.64)	$(3.70)
2001 - Class B Shares	10.76	(0.13)	(3.62)	(3.75)
2001 - Class C Shares	10.77	(0.13)	(3.62)	(3.75)
2001 - Institutional Shares	10.78	(0.03)	(3.64)	(3.67)
2001 - Service Shares	10.78	(0.08)	(3.63)	(3.71)

For the Period Ended August 31,
2000 - Class A Shares (commenced June 19, 2000)	10.00	(0.02)	0.79	0.77
2000 - Class B Shares (commenced June 19, 2000)	10.00	(0.04)	0.80	0.76
2000 - Class C Shares (commenced June 19, 2000)	10.00	(0.04)	0.81	0.77
2000 - Institutional Shares (commenced June 19, 2000)	10.00	(0.01)	0.79	0.78
2000 - Service Shares (commenced June 19, 2000)	10.00	(0.02)	0.80	0.78

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

40

APPENDIX B

						Ratios assuming
						no expense reductions

		Net		Ratio of				Ratio of
		assets	Ratio of	net investment		Ratio of		net investment
Net asset		at end of	net expenses	loss to		expenses to		loss to		Portfolio
value, end	Total	period	to average	average		average		average		turnover
of period	return[a]	(in 000s)	net assets	net assets		net assets		net assets		rate

$7.07	(34.35)%	$304,677	1.50%	(0.73)%		1.53%		(0.76)%		171%

7.01	(34.85)	303,539	2.25	(1.48)		2.28		(1.51)		171
7.02	(34.82)	169,576	2.25	(1.48)		2.28		(1.51)		171
7.11	(34.04)	17,077	1.10	(0.32)		1.13		(0.35)		171
7.07	(34.35)	13	1.60	(0.91)		1.63		(0.94)		171
10.77	7.70	217,861	1.50[b]	(1.04	) [b]	2.05[b]		(1.59	) [b]	5
10.76	7.60	201,437	2.25 [b]	(1.79)[b]		2.80	[b]	(2.34)[b]		5
10.77	7.70	96,393	2.25 [b]	(1.78)[b]		2.80	[b]	(2.33)[b]		5
10.78	7.80	12,677	1.10[b]	(0.50)[b]		1.65	[b]	(1.05)[b]		5
10.78	7.70	12	1.60 [b]	(1.13)[b]		2.15	[b]	(1.68)[b]		5

41

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Index

1 General Investment Management Approach

2 Fund Investment Objective and Strategies
2	Goldman Sachs Research Select Fund

4 Other Investment Practices and Securities

6 Principal Risks of the Fund

9 Fund Performance

10 Fund Fees and Expenses

13 Service Providers
17	Approach to Investment Research

18 Dividends

19 Shareholder Guide
19	How To Buy Shares
22	How To Sell Shares

27 Taxation

29 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

40 Appendix B Financial Highlights

Research Select Fund
Prospectus (Service Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

The Goldman Sachs Research Select FundSM is a service mark of Goldman Sachs & Co.

RESPROSVC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND YOU MAY LOSE MONEY IN THE FUND.

Prospectus

Institutional Shares

December 28, 2001

 GOLDMAN SACHS RESEARCH SELECT FUNDSM

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment
Management Approach

Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Research Select Fund (the “Fund”). Goldman Sachs Asset Management is referred to in this Prospectus as the “Investment Adviser.”

RESEARCH STYLE FUNDS—RESEARCH SELECT FUND

The Goldman Sachs Research Select Fund selects substantially all of its securities from the U.S. Select List developed by the Goldman Sachs Investment Research Division. The Fund leverages the resources of Goldman Sachs by applying the Investment Management Division’s portfolio management expertise to the equity securities included in the U.S. Select List.

The Fund closed to new investors effective July 31, 2001. A shareholder who had an open Fund account on the date the Fund closed may make additional investments and reinvest dividends and capital gains distributions in that account after that date if the account remains open. Qualified defined contribution retirement plans (for example, 401(k) plans, profit sharing plans and money purchase pension plans), as well as 403(b) plans and 457 plans that currently offer the Fund as an available investment vehicle to their participants, may also continue to make additional purchases and to reinvest dividends and capital gains into their accounts. Current shareholders may also open additional Fund accounts under certain conditions. If a Fund account is closed, however, additional investments in the Fund may not be possible. Exchanges into the Fund from other Goldman Sachs Funds are not permitted. The Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

1

Fund Investment Objective
and Strategies

Goldman Sachs Research Select Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	A focused portfolio of U.S. equity investments that offer the potential for long-term capital appreciation

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital by investing in a focused portfolio of U.S. equity investments.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in U.S. equity securities, including securities of foreign issuers that are traded in the United States. Under normal circumstances, the Fund will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List and will sell securities that have been removed from the U.S. Select List. Notification of changes to the U.S. Select List is made to clients of Goldman Sachs and to the Fund’s portfolio management team at the same time. The Fund will purchase a security that has been added to, or sell a security that has been removed from, the list after publication of that change. In addition, the Investment Adviser may apply the techniques described below in managing the Fund and in purchasing and selling securities that are included in the U.S. Select List.
2

FUND INVESTMENT OBJECTIVES AND STRATEGIES

The Goldman Sachs Global Investment Research Division’s U.S. Select List. The U.S. Select List was introduced on September 9, 1998 and comprises approximately 25 to 35 equity securities that the Goldman Sachs U.S. Stock Selection Committee expects, as a portfolio, to outperform its benchmark, the S&P 500® Index, over the next 12 to 18 months. The list is consistent with overall investment policy and emphasizes strategically favored economic sectors. The U.S. Select List is updated on a regular basis. Historically, the U.S. Select List has consisted primarily of common stocks of relatively large U.S. companies, although the list is not restricted to those types of companies.

The U.S. Select List is used primarily by institutional clients.

Our Approach to Portfolio Management. To the extent practicable, the Fund will seek to deliver returns that are comparable to the price returns of the U.S. Select List. Generally, the Fund will seek to maintain approximate equal weightings of its assets among the securities included in the list. Any remaining assets may be invested by the Investment Adviser in the other instruments described in this Prospectus, including short-term debt obligations, options and futures contracts.

Investors should be aware, however, that the performance of the Fund will differ from the price returns of the U.S. Select List for a variety of reasons, including the change in securities prices that may occur between the time when a security is added to or removed from the list and when it is bought or sold for the Fund; the Fund’s investment of cash flow from purchases and sales of Fund shares, which can occur daily and will result in portfolio purchases and sales; modifications in the Fund’s stock weights in order to control trading costs; the timing and amount of dividend and distribution payments; and the Fund’s use of investment techniques and instruments that are not included in the U.S. Select List. In addition, unlike the U.S. Select List, the Fund will incur transactional costs (such as brokerage commissions) and operational expenses (such as investment advisory fees).

While the Fund intends to track the composition of the U.S. Select List, the Fund’s purchases and sales of securities that are added to and deleted from the list may not be completed on the first trading day after changes to the list are announced, and in certain cases may take several days or weeks to complete. Moreover, purchases and sales of the Fund and other investors following the U.S. Select List could create a temporary imbalance between the supply and demand of the securities on the list. The imbalance could affect the time it takes the Fund to complete its transactions, as well as the price the Fund pays or receives. In order to reduce impact of these trading costs, the Investment Adviser may decide for a period of time not to buy a security that is included in the U.S. Select List or to continue to hold a security that has been removed from the list.

The Fund will periodically rebalance its portfolio in an effort to maintain approximate equal weightings of its assets among the securities on the U.S. Select List.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

3

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual reports. For more information see Appendix A.

10 Percent of total assets (including securities lending collateral) (italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;	Research
limited only by the objective and strategies of the Fund	Select
— Not permitted	Fund

Investment Practices
Borrowings	33 1/3
Custodial Receipts	—
Equity Swaps*	15
Futures Contracts and Options on Futures Contracts	•
Investment Company Securities (including exchange-traded funds)	10
Options on Securities and Securities Indices[1]	•
Repurchase Agreements	•
Securities Lending	33 1/3
Short Sales Against the Box	25
Unseasoned Companies	•
Warrants and Stock Purchase Rights	•
When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[1]	The Fund may sell covered call and put options and purchase call and put options.
4

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of total assets (excluding securities lending collateral) (italic type)
10 Percent of net assets (including borrowings for investment purposes) (roman type)
• No specific percentage limitation on usage;	Research
limited only by the objective and strategies of the Fund	Select
— Not permitted	Fund

Investment Securities
American and Global Depositary Receipts	—
Asset-Backed and Mortgage-Backed Securities	—
Bank Obligations[2]	•
Convertible Securities[3]	•
Corporate Debt Obligations[2]	•
Equity Investments	90+
Emerging Country Securities	—
Fixed Income Securities	•
Foreign Issuers	•
Non-Investment Grade Fixed Income Securities	—
Real Estate Investment Trusts (“REITs”)	•
Structured Securities*	•
Temporary Investments	100
U.S. Government Securities[2]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

[2]	Limited by the amount the Fund invests in fixed-income securities. Cash equivalents only.
[3]	The Fund has no minimum rating criteria.
5

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT RISKS

Research
Select
• Applicable	Fund

U.S. Select List	•
Stock	•
Credit/Default	•
Foreign	•
Derivatives	•
Interest Rate	•
Management	•
Market	•
Liquidity	•
Small Cap	•

■	U.S. Select List Risk— The Fund invests principally in securities included in the U.S. Select List, which comprises approximately 25 to 35 stocks. As a result of the small universe of stocks in which the Fund generally invests, it may be subject to greater risks than would a more diversified fund.

Price returns reported for the U.S. Select List do not predict or reflect the future results of the U.S. Select List or the Fund. In addition, unlike the Fund, the securities included in the U.S. Select List constitute only a “paper portfolio” that does not reflect actual trading and does not have an actual performance record.

Although the Goldman Sachs U.S. Stock Selection Committee periodically makes subjective decisions to add or delete companies for the U.S. Select List, the list is not compiled with any particular client or product in mind and is not (and will not be) compiled with the Fund in mind. The Global Investment Research Division could at any time cease publishing the U.S. Select List. In that event, the Board of Trustees will make a determination on how to proceed in the best interest of

6

PRINCIPAL RISKS OF THE FUND

shareholders of the Fund, consistent with the Fund’s investment objective. Goldman Sachs publishes similar lists of recommended securities that may be appropriate for shareholders of the Fund but which will not be used by the Investment Adviser for the Fund at this time.

The Fund’s purchases and sales for its portfolio will be affected by market conditions following the publication of changes to the U.S. Select List and will be subject to competing orders by Goldman Sachs clients who invest in the securities included on the list.

The activities of Goldman Sachs and its affiliates may occasionally limit the Fund’s ability to purchase or sell securities included in the U.S. Select List. The U.S. Select List is also subject to restrictions related to Goldman Sachs’ other businesses. In addition, certain securities may or may not appear on the U.S. Select List or may or may not be removed from the list due to legal restrictions applicable to, or other business concerns of, Goldman Sachs. An investor should understand that these concerns will generally not be related to whether a particular security on the list or a security not on the list is an attractive investment opportunity.

As a global financial services firm, Goldman Sachs provides a wide range of financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of companies included in the U.S. Select List and may also perform or seek to perform financial services for those companies. Within the last three years, Goldman Sachs or its affiliates may have managed or co-managed public security offerings for companies included in the U.S. Select List, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included in the U.S. Select List.

The Fund’s ability to invest in particular securities included in the U.S. Select List may be limited by the diversification and other restrictions imposed on it as a registered mutual fund under the Investment Company Act of 1940, as amended (the “Act”).

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.

■	Credit/Default Risk—The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.

■	Foreign Risk—The risk that when the Fund invests in foreign issuers, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.

7

■	Derivatives Risk—The risk that loss may result from the Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

■	Interest Rate Risk—The risk that when interest rates increase, fixed-income securities held by the Fund will decline in value.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.

■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

■	Liquidity Risk—The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To the extent the Fund invests in small capitalization stocks and REITs, the Fund may be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

■	Small Cap Stock Risk—The securities of small capitalization stocks involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

8

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund commenced operations on June 19, 2000. Since the Fund has less than one calendar year’s performance, no performance information is provided in this section.

9

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Research
Select
Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.13%

Total Fund Operating Expenses*	1.13%

See page 11 for all other footnotes.

*	As a result of current expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the Fund which are actually incurred as of the date of this Prospectus are as set forth below. The expense limitations may be terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Research
Select
Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.10%

Total Fund Operating Expenses (after current expense limitations)	1.10%

10

FUND FEES AND EXPENSES

[1]	The Fund’s annual operating expenses are based on actual expenses.

[2]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund’s Institutional Shares plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the following percentage of the Fund’s average daily net assets:

Other
Fund	Expenses

Research Select	0.06%
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Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	3	5	10
Fund	Year	Years	Years	Years

Research Select	$115	$359	$622	$1,375

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Fund. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Other Information” in the Statement of Additional Information (“Additional Statement”).

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Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management (“GSAM”) 32 Old Slip New York, New York 10005	Research Select

GSAM is a business unit of the Investment Management Division (“IMD”) of Goldman Sachs. Goldman Sachs registered as an investment adviser in 1981. As of September 30, 2001, GSAM, along with other units of IMD, had assets under management of $295.9 billion.

The Investment Adviser provides day-to-day investment management services regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the Securities and Exchange Commission (the “SEC”) and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

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MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable monthly, at the annual rate listed below (as a percentage of the Fund’s average daily net assets):

		Actual Rate for
		the
	Contractual	Fiscal Period Ended
	Rate	August 31, 2001

Research Select	1.00%	1.00%

The Investment Adviser may voluntarily waive a portion of its advisory fee from time to time, and may discontinue any voluntary waiver at any time at its discretion.

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SERVICE PROVIDERS

FUND MANAGERS

Robert B. Litterman, Ph.D., a Managing Director of Goldman Sachs, is the co-developer, along with the late Fischer Black, of the Black-Litterman Global Asset Allocation Model, a key tool in IMD’s asset allocation process. As Director of Quantitative Resources, Dr. Litterman oversees Quantitative Equities, the Quantitative Strategies Group, the Investment Performance & Valuation Oversight Group, and the Client Research Groups. In total, these groups include over 120 professionals. Prior to moving to IMD, Dr. Litterman was the head of the Firmwide Risk department of Goldman Sachs since becoming a Partner in 1994. Preceding his time in the Operations, Technology & Finance Division, Dr. Litterman spent eight years in the Fixed Income Division’s research department where he was co-director of the research and model development group.

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	Access to the research ideas of Goldman Sachs’ renowned Global Investment Research Department

■	More than $24 billion in equities currently under management

■	Proprietary research on quantitative models and tax-advantaged strategies

________________________________________________________________________________

Quantitative Equity Team

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Melissa Brown Managing Director Product Manager for Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Ms. Brown joined the Investment Adviser as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

Robert C. Jones Managing Director Head of Quantitative Equities	Senior Portfolio Manager— Research Select	Since 2000	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Victor H. Pinter Vice President Head of Portfolio Construction	Senior Portfolio Manager— Research Select	Since 2000	Mr. Pinter joined the Investment Adviser as a research analyst in 1989. He became a portfolio manager in 1992.

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DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs and its affiliates, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions.
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SERVICE PROVIDERS

APPROACH TO INVESTMENT RESEARCH

In providing its investment management services for the Fund, the Investment Adviser invests in equity securities that are included in the Goldman Sachs Global Investment Research Division’s U.S. Select List. Goldman Sachs is a leading, full service global investment banking and securities firm. The firm’s Global Investment Research Division provides far-reaching and comprehensive analysis and commentary on portfolio strategy, economics, industries and companies. For over two decades, Goldman Sachs has committed the resources on a global scale to develop an industry-leading position for the firm’s investment research products.

Goldman Sachs has achieved worldwide recognition for its value-added research products. The Global Investment Research Division has a well-regarded staff of approximately 900 professionals including more than 220 equity analysts, 25 global research teams, and 12 portfolio strategists, covering approximately 2,260 companies, over 50 economies and over 25 stock markets.

The U.S. Stock Selection Committee comprises approximately twelve senior professionals, including the head of Global Investment Research and the Director of U.S. Investment Research, as well as a senior market strategist, an economist, and sector specialists.

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Dividends

The Fund pays dividends from its investment company taxable income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain ILA Portfolios. See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from investment company taxable income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital
	Income	Gains
Fund	Dividends	Distributions

Research Select	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the net asset value (“NAV”) per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

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Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Fund?
You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should place an order with Goldman Sachs at 1-800-621-2550 and either:

■	Wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (the Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds— (Name of Fund and Class of Shares), 4900 Sears Tower, Chicago, IL 60606-6372. The Fund will not accept a check drawn on a foreign bank or a third-party check.

In order to make an initial investment in the Fund, you must furnish to the Fund or Goldman Sachs the Account Application attached to this Prospectus. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

In certain instances, Goldman Sachs Trust (the “Trust”) may require a signature guarantee in order to effect purchase, redemption or exchange transactions. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee.

How Do I Purchase Shares Through A Financial Institution?

Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	The Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and the order will be priced at the Fund’s NAV next determined after such acceptance.

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■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Fund’s Institutional Shares. These payments may be in addition to other payments borne by the Fund.

The Investment Adviser, Distributor and/or their affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. Additional compensation based on sales may, but is currently not expected to, exceed 0.50% (annualized) of the amount invested.

In addition to Institutional Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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SHAREHOLDER GUIDE

What Is My Minimum Investment In The Fund?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of clients	$1,000,000 in Institutional Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates
■ Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees

■ Individual investors	$10,000,000
■ Qualified non-profit organizations, charitable trusts, foundations and endowments
■ Accounts over which GSAM or its advisory affiliates have investment discretion

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Modify or waive the minimum investment amounts.
■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers). This may occur, for example, when a pattern of frequent purchases, sales or exchanges of Institutional Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.
■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.

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The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

How Are Shares Priced?

The price you pay or receive when you buy, sell or exchange Institutional Shares is the Fund’s next determined NAV. The Fund calculates NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or, if accurate quotations are not readily available, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

■	NAV per share of each class is calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Fund shares will not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form.

■	The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV.

■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time.

In addition, the impact of events that occur after the publication of market quotations used by the Fund to price its securities (for example, in foreign markets), but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event consistent with applicable regulatory guidance.

22

SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, the Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Mail your request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone redemption privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Fund as described under “How Do I Purchase Shares Through A Financial Institution?”

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The

23

written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.

■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

24

SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares if your account balance falls below $50 as a result of a redemption. The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

■	Redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at NAV in additional Institutional Shares of the Fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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Can I Exchange My Investment From One Fund To Another?
You may exchange Institutional Shares of the Fund at NAV for Institutional Shares of any other Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 4900 Sears Tower Chicago, IL 60606-6372

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Fund must satisfy the minimum initial investment requirements of that Fund, except that this requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange instructions are in writing and are signed by an authorized person designated on the Account Application.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Funds that are closed to new investors may be restricted.

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SHAREHOLDER GUIDE

For federal income tax purposes, an exchange from one Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

Restrictions on Excessive Trading Practices. The Trust does not permit market-timing or other excessive trading practices. Purchases and exchanges should be made for long-term investment purposes only. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies, harm Fund performance and negatively impact long-term shareholders. The Trust and Goldman Sachs will not be held liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust (or Goldman Sachs) and its shareholders, the Trust (or Goldman Sachs) will exercise these rights if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together.

What Types Of Reports Will I Be Sent Regarding Investments In Institutional Shares?
You will receive an annual report containing audited financial statements and a semi-annual report. To eliminate unnecessary duplication, only one copy of such reports will be sent to shareholders with the same mailing address. If you would like a duplicate copy to be mailed to you, please contact Goldman Sachs Funds at 1-800-621-2550. You will also be provided with a printed confirmation for each transaction in your account and a monthly account statement. The Fund does not generally provide sub-accounting services.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is in an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, the Fund’s income dividend distributions and short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

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TAXATION

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your Account Application. By law, the Fund must withhold a percentage of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so. For payments made prior to August 7, 2001, this withholding rate was 31%. For payments made between August 7, 2001 and December 31, 2001, the withholding rate is 30.5%. For 2002, the withholding rate will be 30%. Lower rates will apply in later years.

Non-U.S. investors may be subject to U.S. withholding and estate tax.

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Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk and credit risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. Trading to keep the Fund’s portfolio holdings consistent with, and equally weighted among, the securities in the U.S. Select List may increase the Fund’s portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

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APPENDIX A

See “Financial Highlights” in Appendix B for a statement of the Fund’s historical portfolio turnover rates.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the investment objective, and all investment policies not specifically designated as fundamental, are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Investing in Small Capitalization Companies. The Fund may invest in small capitalization companies. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial
31

resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Issuers. The Fund may invest in foreign issuers. Foreign issuers involve special risks that are not typically associated with U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign companies than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States. The securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, and political or social instability or diplomatic developments which could affect the Fund’s investments.

Risks of Derivative Investments. The Fund’s transactions in options, futures, options on futures, swaps and structured securities involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain over-the-counter options
■	Certain structured securities and all swap transactions

32

APPENDIX A

■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), domestic and foreign corporations, banks and other issuers. Further information is provided in the Additional Statement.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s or P-2 by Moody’s
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Further information is provided in the Additional Statement, which is available upon request.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

33

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Options on Securities and Securities Indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index consisting of securities in which it may invest.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written or purchased by the Fund may be

34

APPENDIX A

traded on U.S. exchanges or over-the-counter. Over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, securities indices, and other financial instruments and indices. The Fund may engage in futures transactions on U.S. exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates or securities prices. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund’s outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund’s net assets.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.

■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

35

■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and enter into forward commitments. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held

36

APPENDIX A

by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities. The Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Fund to financial institutions such as certain broker-dealers including, if permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Fund in short-term investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in this Prospectus regarding investments in fixed-income securities and cash equivalents.

The Fund may lend its securities to increase its income. The Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

37

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs as defined below) subject to statutory limitations prescribed by the Act. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

Unseasoned Companies. The Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. The Fund may invest in corporate debt obligations issued by U.S. and

38

APPENDIX A

certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. government securities. U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. government securities may be supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association); (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets.

Short Sales Against-the-Box. The Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

39

Appendix B
Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance from its commencement (June 19, 2000) to August 31, 2001. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report (available upon request).

RESEARCH SELECT FUND

		Income (loss) from
		investment operations
	Net asset			Total
	value,	Net	Net realized	from
	beginning	investment	and unrealized	investment
	of period	loss[c]	gain (loss)	operations

For the Year Ended August 31,
2001 - Class A Shares	$10.77	$(0.06)	$(3.64)	$(3.70)
2001 - Class B Shares	10.76	(0.13)	(3.62)	(3.75)
2001 - Class C Shares	10.77	(0.13)	(3.62)	(3.75)
2001 - Institutional Shares	10.78	(0.03)	(3.64)	(3.67)
2001 - Service Shares	10.78	(0.08)	(3.63)	(3.71)

For the Period Ended August 31,
2000 - Class A Shares (commenced June 19, 2000)	10.00	(0.02)	0.79	0.77
2000 - Class B Shares (commenced June 19, 2000)	10.00	(0.04)	0.80	0.76
2000 - Class C Shares (commenced June 19, 2000)	10.00	(0.04)	0.81	0.77
2000 - Institutional Shares (commenced June 19, 2000)	10.00	(0.01)	0.79	0.78
2000 - Service Shares (commenced June 19, 2000)	10.00	(0.02)	0.80	0.78

a	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

b	Annualized.

c	Calculated based on the average shares outstanding methodology.

40

APPENDIX B

						Ratios assuming
						no expense reductions

		Net			Ratio of			Ratio of
		assets	Ratio of		net investment	Ratio of		net investment
Net asset		at end of	net expenses		loss to	expenses to		loss to	Portfolio
value, end	Total	period	to average		average	average		average	turnover
of period	return[a]	(in 000s)	net assets		net assets	net assets		net assets	rate

$7.07	(34.35)%	$304,677	1.50%		(0.73)%	1.53%		(0.76)%	171%

7.01	(34.85)	303,539	2.25		(1.48)	2.28		(1.51)	171
7.02	(34.82)	169,576	2.25		(1.48)	2.28		(1.51)	171
7.11	(34.04)	17,077	1.10		(0.32)	1.13		(0.35)	171
7.07	(34.35)	13	1.60		(0.91)	1.63		(0.94)	171
10.77	7.70	217,861	1.50	[b]	(1.04)[b]	2.05	[b]	(1.59)[b]	5
10.76	7.60	201,437	2.25	[b]	(1.79)[b]	2.80	[b]	(2.34)[b]	5
10.77	7.70	96,393	2.25	[b]	(1.78)[b]	2.80	[b]	(2.33)[b]	5
10.78	7.80	12,677	1.10	[b]	(0.50)[b]	1.65	[b]	(1.05)[b]	5
10.78	7.70	12	1.60	[b]	(1.13)[b]	2.15	[b]	(1.68)[b]	5

41

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Index

1 General Investment Management Approach

2 Fund Investment Objective and Strategies
2	Goldman Sachs Research Select Fund

4 Other Investment Practices and Securities

6 Principal Risks of the Fund

9 Fund Performance

10 Fund Fees and Expenses

13 Service Providers
17	Approach to Investment Research

18 Dividends

19 Shareholder Guide
19	How To Buy Shares
23	How To Sell Shares

28 Taxation

30 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

40 Appendix B Financial Highlights

Research Select Fund
Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports, and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 4900 Sears Tower, Chicago, IL 60606-6372

■ By e-mail:	gs-funds@gs.com

■ On the Internet (text-only versions):	SEC EDGAR database: http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

The Goldman Sachs Research Select FundSM is a service mark of Goldman, Sachs & Co.

RESPROINST

PART B
STATEMENT OF ADDITIONAL INFORMATION
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
SERVICE SHARES
INSTITUTIONAL SHARES

GOLDMAN SACHS BALANCED FUND
GOLDMAN SACHS GROWTH AND INCOME FUND
GOLDMAN SACHS CORESM LARGE CAP VALUE FUND
GOLDMAN SACHS CORESM U.S. EQUITY FUND
GOLDMAN SACHS CORESM LARGE CAP GROWTH FUND
GOLDMAN SACHS CORESM SMALL CAP EQUITY FUND
GOLDMAN SACHS CORESM INTERNATIONAL EQUITY FUND
GOLDMAN SACHS CAPITAL GROWTH FUND
GOLDMAN SACHS STRATEGIC GROWTH FUND
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
GOLDMAN SACHS MID CAP VALUE FUND
GOLDMAN SACHS SMALL CAP VALUE FUND
GOLDMAN SACHS LARGE CAP VALUE FUND
GOLDMAN SACHS INTERNATIONAL EQUITY FUND
GOLDMAN SACHS EUROPEAN EQUITY FUND
GOLDMAN SACHS JAPANESE EQUITY FUND
GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND
GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
GOLDMAN SACHS ASIA GROWTH FUND
GOLDMAN SACHS RESEARCH SELECT FUND

(Equity Portfolios of Goldman Sachs Trust)

4900 Sears Tower
Chicago, Illinois 60606-6303

         This Statement of Additional Information (the “Additional Statement”) is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectuses for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of: Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic

Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Research Select Fund dated December 28, 2001 (the “Prospectuses”), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below or from institutions (“Service Organizations”) acting on behalf of their customers.

         The audited financial statements and related report of PricewaterhouseCoopers LLP, independent accountants, for each Fund contained in each Fund’s 2001 annual report is incorporated herein by reference in the section “Financial Statements.” No other portions of each Fund’s Annual Report are incorporated by reference.

         CORESM is a service mark of Goldman, Sachs & Co.

The date of this Additional Statement is December 28, 2001.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.
Investment Adviser to:
Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Capital Growth Fund
32 Old Slip
New York, New York 10005

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser to:
Goldman Sachs Balanced Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs CORE Large Cap Value Fund
Goldman Sachs CORE Large Cap Growth Fund
Goldman Sachs CORE Small Cap Equity Fund
Goldman Sachs CORE International Equity Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Research Select Fund
32 Old Slip
New York, New York 10005

GOLDMAN, SACHS & CO.
Distributor
85 Broad Street
New York, New York 10004

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois 60606

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
Investment Adviser to:
Goldman Sachs International Equity Fund
Goldman Sachs European Equity Fund
Goldman Sachs Japanese Equity Fund

Goldman Sachs International Growth Opportunities Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Growth Fund
Procession House
55 Ludgate Hill
London, England EC4M7JW

         Toll free (in U.S.) . . . 800-526-7384

INTRODUCTION

         Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware business trust, and is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this Additional Statement: Goldman Sachs Balanced Fund (“Balanced Fund”), Goldman Sachs Growth and Income Fund (“Growth and Income Fund”), Goldman Sachs CORE Large Cap Value Fund (“CORE Large Cap Value Fund”), Goldman Sachs CORE U.S. Equity Fund (“CORE U.S. Equity Fund”)(formerly known as “Goldman Sachs Select Equity Fund”), Goldman Sachs CORE Large Cap Growth Fund (“CORE Large Cap Growth Fund”), Goldman Sachs CORE Small Cap Equity Fund (“CORE Small Cap Equity Fund”), Goldman Sachs CORE International Equity Fund (“CORE International Equity Fund”), Goldman Sachs Capital Growth Fund (“Capital Growth Fund”), Goldman Sachs Strategic Growth Fund (“Strategic Growth Fund”), Goldman Sachs Growth Opportunities Fund (“Growth Opportunities Fund”), Goldman Sachs Mid Cap Value Fund (“Mid Cap Value Fund”) (formerly known as “Mid Cap Equity Fund”), Goldman Sachs Small Cap Value Fund (“Small Cap Value Fund”), Goldman Sachs Large Cap Value Fund (“Large Cap Value Fund”), Goldman Sachs International Equity Fund (“International Equity Fund”), Goldman Sachs European Equity Fund (“European Equity Fund”), Goldman Sachs Japanese Equity Fund (“Japanese Equity Fund”), Goldman Sachs International Growth Opportunities Fund (“International Growth Opportunities Fund”) (formerly known as “International Small Cap Fund”), Goldman Sachs Emerging Markets Equity Fund (“Emerging Markets Equity Fund”), Goldman Sachs Asia Growth Fund (“Asia Growth Fund”) and Goldman Sachs Research Select Fund (“Research Select Fund”) (collectively referred to herein as the “Funds”).

         The Funds, except the CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Strategic Growth Fund, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities and Research Select Funds were initially organized as a series of a corporation formed under the laws of the State of Maryland on September 27, 1989 and were reorganized as a Delaware business trust as of April 30, 1997. The Trustees have authority under the Trust’s charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. Each Fund currently offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares. See “Shares of the Trust.”

         Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value and Research Select Funds. Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman Sachs, serves as the Investment Adviser to the CORE U.S. Equity and Capital Growth

Funds. Goldman Sachs Asset Management International (“GSAMI”), a business unit of the Investment Management Division of Goldman Sachs, serves as the Investment Adviser to the International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds. GSAM, GSFM and GSAMI are sometimes individually referred to as an “Investment Adviser” and collectively herein as the “Investment Advisers.” In addition, Goldman Sachs serves as each Fund’s distributor and transfer agent. Each Fund’s custodian is State Street Bank and Trust Company (“State Street”).

         The following information relates to and supplements the description of each Fund’s investment policies contained in the Prospectuses. See the Prospectuses for a more complete description of the Funds’ investment objective and policies. There is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

INVESTMENT POLICIES

         Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. Each Fund is a diversified open-end management company as defined in the Investment Company Act of 1940, as amended (the “Act”). The investment objective and policies of each Fund, and the associated risks of each Fund, are discussed in the Funds’ Prospectuses, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, Emerging Markets Equity and Asia Growth Funds, to the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its net assets plus any borrowings (measured at the time of purchase) or total assets (not including securities lending collateral and any investment of that collateral) in the particular type of investment suggested by its name. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

         Each Fund’s share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

General Information Regarding The Funds

         The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities (“equity investments”). The Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers, in choosing a Fund’s securities. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity investments in a Fund’s portfolio, except the Research Select Fund, will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the investments’ fundamental valuation or when other more attractive investments are identified. Under normal circumstances, the Research Select Fund will sell securities that have been removed from the U.S. Select List.

         Value Style Funds. The Growth and Income, Mid Cap Value, Small Cap Value, Large Cap Value Funds and a portion of the equity portion of Balanced Fund are managed using a value oriented approach. (The equity portion of the Balanced Fund utilizes a blend of value and growth investment styles. See “Growth Style Funds” below). The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies’ long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

         Growth Style Funds. The Capital Growth, Strategic Growth and Growth Opportunities Funds and a portion of the equity portion of the Balanced Fund are managed using a growth equity oriented approach. Equity investments for these Funds are selected based on their prospects for above average growth. The Investment Adviser will select securities of growth companies trading, in the Investment Adviser’s opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. The Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Adviser ordinarily looks for one or more of the following characteristics in relation to the security’s prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

         Quantitative Style Funds. CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity and CORE International Equity Funds (the “CORE Equity Funds”) are managed using both quantitative and fundamental techniques. CORE is an acronym for “Computer-Optimized, Research-Enhanced,” which reflects the CORE Funds’ investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

         Investment Process. The Investment Adviser begins with a broad universe of U.S. equity investments for CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, and CORE Small Cap Equity Funds (the “CORE U.S. Equity Funds”), and a broad universe of foreign equity investments for CORE International Equity Fund. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the “Multifactor Model”) to forecast the returns of different markets, currencies and individual securities. In the case of an equity security followed by the Goldman Sachs Global Investment Research Department (the “Research Department”), a rating is assigned based upon the Research Department’s evaluation. In the discretion of the Investment Adviser, ratings may also be assigned to equity investments based on research ratings obtained from other industry sources.

         In building a diversified portfolio for each CORE Equity Fund, the Investment Adviser utilizes optimization techniques to seek to construct the most efficient risk/return portfolio given each CORE Fund’s benchmark. Each portfolio is primarily composed of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund’s benchmark.

         Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies and individual equity investments according to fundamental investment characteristics. The CORE U.S. Equity Funds use one Multifactor Model to forecast the returns of securities held in each Fund’s portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, price momentum, earnings momentum and stability (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

         The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Equity Funds are derived using a statistical formulation that considers each factor’s historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional quantitative models. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics. By using a variety of relevant factors to select securities, currencies or markets, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select such investments.

         The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities, currencies or markets are selected for or weighted in a Fund. Such changes (which may be the result of changes in the Multifactor Models or the method of applying the Multifactor Models) may include: (i) evolutionary changes to the structure of the Multifactor Models (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which a Fund uses futures); or (iii) changes in the method by which securities, currencies or markets are weighted in a Fund. Any such changes will preserve a Fund’s basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

         Research Department. In assigning ratings to equity investments, the Research Department uses a four category rating system ranging from “recommended for purchase” to “likely to under perform.” The ratings reflect the analyst’s judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

         By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Equity Fund seeks to capitalize on the strengths of each discipline.

         Other Information. Since normal settlement for equity investments is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund’s net assets. CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500TM Index and the CORE Large Cap Growth, CORE Large Cap Value and CORE Small Cap Equity Funds may enter into futures transactions only with respect to a representative index in order to keep a Fund’s effective equity exposure close to 100%. CORE International Equity Fund may purchase other types of futures contracts. For example, if cash balances are equal to 5% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 5% of the Fund’s net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

         Actively Managed International Funds. The International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds are managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity investments for these Funds are evaluated based on three key factors—the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser’s opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

Additional Information About the Balanced Fund

         The investment objective of the Balanced Fund is to provide long-term growth of capital and current income. The Fund seeks growth of capital primarily through investments in equity investments. The Fund seeks to provide current income through investment in fixed-income securities (bonds).

         The Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor’s goals. The Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. The Balanced Fund offers a portfolio of equity and fixed-income securities intended to provide less volatility than a portfolio completely invested in equity investments and greater diversification than a portfolio invested in only one asset class. The Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity investments.

         Fixed-Income Strategies Designed to Maximize Return and Manage Risk. GSAM’s approach to managing the fixed-income portion of the Balanced Fund’s portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index (the “Index”), while also seeking to provide high current income. This approach emphasizes (i) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (ii) individual security selection based on identifying relative value (fixed-income securities inexpensive relative to others in their sector); and (iii) to a lesser extent, strategies based on GSAM’s expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

         The Index currently includes U.S. Government Securities and fixed-rate, publicly issued, U.S. dollar-denominated fixed income securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) (if a Moody’s rating is unavailable, the comparable Standard & Poor’s rating is used). The securities currently included in the Index have at least one year remaining to maturity; have an outstanding principal amount of at least $150 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of mortgage-

backed securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness or such information and has no liability to any person for any loss arising from results obtained from the use of the Index data.

         GSAM seeks to manage fixed-income portfolio risk in a number of ways. These include diversifying the fixed-income portion of the Balanced Fund’s portfolio among various types of fixed-income securities and utilizing sophisticated quantitative models to understand how the fixed-income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and to monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund’s portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

         A number of investment strategies will be used in selecting fixed-income securities for the Fund’s portfolio. GSAM’s fixed-income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Investment Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Investment Adviser’s target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

         Market Sector Selection. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

         Issuer Selection. Issuer selection is the purchase and sale of corporate securities based on a corporation’s current and expected credit standing (within the constraints imposed by the Balanced Fund’s minimum credit quality requirements). This strategy focuses on four types of corporate issuers. Selection of securities from the first type of issuers – those with low but stable credit – is intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers – those with low and intermediate but improving credit quality – is intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation is expected to occur relative to alternative securities as credit quality improves, the credit ratings of nationally recognized statistical ratings organizations are upgraded, and credit spreads narrow. Securities from the third type of issuers – issuers with deteriorating credit quality – will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

         Yield Curve Strategy. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a “barbell” strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a “bullet” strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a “neutral yield curve” strategy in which the maturity distribution mirrors that of a benchmark.

Additional Information About the International Equity Fund

         The International Equity Fund will seek to achieve its investment objective by investing, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in equity investments of companies that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States can be fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper may not have come to the attention of investors. The Investment Adviser believes that the high historical returns and less efficient pricing of foreign markets can create favorable conditions for the International Equity Fund’s highly focused investment approach. For a description of the risks of the International Equity Fund’s investments in Asia, see “Investing in Emerging Markets, including Asia and Eastern Europe.”

         A Rigorous Process of Stock Selection. Using fundamental industry and company research, the Investment Adviser equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for the International Equity Fund’s portfolio through a three-stage investment process. Because the International Equity Fund expects to be a long-term holder of stocks, the portfolio managers adjust the Fund’s portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

         Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Investment Adviser seeks to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

         Within these industries the Investment Adviser seeks to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

         GSAMI’s currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.

         The members of GSAMI’s international equity team bring together years of experience in analyzing and investing in companies in Europe and other regions. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAMI’s worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to their investment decisions.

Corporate Debt Obligations

         Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Research Select Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

         An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund’s net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

         The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund’s net asset value.

         Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

         Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s net asset value.

         Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

         The Investment Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Investment Adviser continually monitors the investments in a Fund’s portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

U.S. Government Securities

         Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. Each Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Bank Obligations

         Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

Zero Coupon Bonds

         A Fund’s investments in fixed-income securities may include zero coupon bonds. Zero coupon bonds are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. A Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund’s distribution obligations.

Variable and Floating Rate Securities

         The interest rates payable on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

Custodial Receipts

         Each Fund, except the Research Select Fund, may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Municipal Securities

         The Balanced Fund may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include “private activity bonds” or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

         The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed-income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities. The credit rating assigned to municipal securities may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such municipal securities.

         Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

Mortgage-Backed Securities

         General Characteristics. Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and

Research Select Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the “Mortgaged Properties”). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

         The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, its Investment Adviser may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

         Government Guaranteed Mortgage-Backed Securities. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates (“REMIC Certificates”), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

         A Fund’s investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

         Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (“FHA Loans”), or guaranteed by the Veterans Administration (“VA Loans”), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

         Fannie Mae Certificates. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a “Pool”) formed by Fannie Mae. Each Pool consists of residential mortgage loans (“Mortgage Loans”) either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration (“FHA”) or guaranteed by the Veterans Administration (“VA”). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

         Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled installments of principal and interest after Fannie Mae’s servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

         Freddie Mac Certificates. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac.

         Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

         The mortgage loans underlying the Freddie Mac Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

         Mortgage Pass-Through Securities. Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Research Select Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities (“Mortgage Pass-Throughs”); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

         Description of Certificates. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

         Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

         Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

         Ratings. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization’s ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization’s ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate may not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

         Credit Enhancement. Credit support falls generally into two categories: (i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by, among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

         Subordination; Shifting of Interest; Reserve Fund. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period (“shifting interest credit enhancement”). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

         In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the “Reserve Fund”). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

         The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans (“Realized Losses”). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero, Realized Losses generally will be allocated pro rata among all certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

         Alternative Credit Enhancement. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

         Voluntary Advances. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

         Optional Termination. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time if the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

         Multiple Class Mortgage-Backed Securities and Collateralized Mortgage Obligations. A Fund may invest in multiple class securities including collateralized mortgage obligations (“CMOs”) and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the “Mortgage Assets”). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

         Stripped Mortgage-Backed Securities. The Balanced Fund may invest in stripped mortgage-backed securities (“SMBS”), which are derivative multiclass mortgage securities. Certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Inverse Floating Rate Securities

         The Balanced Fund may invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Fund’s 15% limitation on investments in such securities.

Asset-Backed Securities

         Each Fund (except the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Research Select Funds) may invest in asset-backed securities. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

         Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

         Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities.

Loan Participations

         The Balanced Fund may invest in loan participations. Such loans must be to issuers in whose obligations Balanced Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

         Participation interests acquired by the Balanced Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When the Balanced Fund acts as co-lender in connection with a participation interest or when the Balanced Fund acquires certain participation interests, the Balanced Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Balanced Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the Balanced Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the Balanced Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the Balanced Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and loan participations purchased by the Balanced Fund will normally be regarded as illiquid.

         For purposes of certain investment limitations pertaining to diversification of the Balanced Fund’s portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the Balanced Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Balanced Fund and the borrower will be deemed issuers of a loan participation.

Futures Contracts and Options on Futures Contracts

         Each Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. The CORE Large Cap Value, CORE Large Cap Growth and CORE Small Cap Equity Funds may only enter into such transactions with respect to a representative index. The CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500 Index. The other Funds may purchase and sell futures contracts based on various securities, securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). Futures contracts entered into by a Fund have historically been traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or, with respect to certain funds, on foreign exchanges. Neither the CFTC, National Futures Association nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) can purchase and sell futures contracts on a specified currency in order to seek to increase total return or to hedge against changes in currency exchange rates. Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire. The Balanced Fund may also use futures contracts to manage the term structure and duration of its fixed-income securities holdings in accordance with that Fund’s investment objective and policies.

         Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (other than the CORE Large Cap Value, CORE U.S. Equity, the CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) foreign currency rates that would adversely affect the dollar value of such Fund’s portfolio securities. Similarly, each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund’s securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, a Fund may take a “long” position by purchasing such futures contracts. This may be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon the exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Other Considerations. Each Fund will engage in futures transactions and will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations.

         In addition to bona fide hedging, a CFTC regulation permits a Fund to engage in other futures transactions if the aggregate initial margin and premiums required to establish such positions in futures contracts and options on futures do not exceed 5% of the net asset value of such Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in futures contracts and related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986 as amended (the “Code”) for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to segregate cash or liquid assets in an amount equal to the underlying value of such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

         Perfect correlation between a Fund’s futures positions and portfolio positions will be difficult to achieve, particularly where a futures contracts based on individual equity or corporate fixed-income securities. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. The profitability of a Fund’s trading in futures depends upon the ability of the Investment Adviser to analyze correctly the futures markets.

Options on Securities and Securities Indices

         Writing Covered Options. Each Fund may write (sell) covered call and put options on any securities in which it may invest. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described below. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

         In the case of a call option, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. A call option is also covered if a Fund holds a call on the same security as the option written where the exercise price of the option held is (i) equal to or less than the exercise price of the option written, or (ii) greater than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference. A put option is also covered if a Fund holds a put on the same security as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

         A Fund may also write (sell) covered call and put options on any securities index comprised of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

         A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio. A Fund may cover put options on a securities index by segregating cash or liquid assets with a value equal to the exercise price or by owning offsetting options as described above.

         A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

         Purchasing Options. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index comprised of securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

         A Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

         A Fund may purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see “Writing Covered Options” above.

         Yield Curve Options. The Balanced Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

         The Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, the Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Balanced Fund may also purchase or write yield curve options in an effort to increase current income if, in the judgment of the Investment Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

         Yield curve options written by the Balanced Fund will be “covered.” A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates cash or liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of such Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and established trading markets for these options may not exist.

         Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

         Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the

Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The writing of options could increase a Fund’s portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

Real Estate Investment Trusts

         Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

         Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Warrants and Stock Purchase Rights

         Each Fund may invest in warrants or rights (in addition to those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Investment Adviser for investment by the Fund. The CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity and Research Select Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Foreign Securities

         Each Fund may invest in securities of foreign issuers. The Balanced, Growth and Income, Capital Growth, Strategic Growth, and Growth Opportunities Funds may invest in the aggregate up to 10%, 25%, 10%, 10%, and 10%, respectively, of their total assets (not including securities lending collateral and any investment of that collateral) in foreign securities. The Mid Cap Value, Small Cap Value and Large Cap Value Funds may invest in the aggregate up to 25% of their respective net assets plus any borrowings (measured at the time of purchase) in foreign securities. The CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds will invest primarily in foreign securities under normal circumstances. With respect to the CORE U.S. Equity, CORE Large Cap Growth, CORE Large Cap Value, CORE Small Cap Equity and Research Select Funds, equity securities of foreign issuers must be traded in the United States.

         Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer the potential for long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

         Investing in foreign securities involves certain special risks, including those discussed in the Funds’ Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The Balanced, Growth and Income, CORE International Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Asia Growth and Emerging Markets Equity Funds may be subject to currency exposure independent of their securities positions. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.

         Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

         Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund’s assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, political or social instability, or diplomatic developments which could affect a Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each Fund (except the Research Select Fund) may invest in foreign securities which take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and (except for CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers (together, “Depositary Receipts”).

         ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

         To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. However, by investing in Depositary Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.

         As described more fully below, each Fund (except the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Large Cap Value and Research Select Funds) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. See “Investing in Emerging Markets, including Asia and Eastern Europe,” below.

         Investing in Emerging Countries, including Asia and Eastern Europe. CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of foreign issuers, including emerging country issuers, as well as the risks associated with investments quoted or denominated in foreign currencies. The Balanced, Growth and Income, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value and Small Cap Value Funds may invest, to a lesser extent, in equity and equity-related securities of foreign issuers, including emerging country issuers.

         The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

         Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country markets may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

         Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

         Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of a Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

         Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds’ assets. A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

         Certain Funds may seek investment opportunities within former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressure and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

         A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxation.”

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Investing in Japan. The Japanese Equity Fund invests primarily in Japanese companies. Japan’s economy, the second largest in the developed world, grew substantially after World War II. The boom in Japan’s equity and property markets during the expansion of the late 1980’s supported high rates of investment and consumer spending on durable goods, but both of these components of demand subsequently retreated sharply following a decline in asset prices. More recently, Japan’s economic growth has been substantially below the levels of earlier decades. During this period, Japan’s economy has drifted between modest growth and recession. Profits have fallen sharply, consumer demand has stagnated, unemployment has reached historical highs and consumer confidence has been low. The banking sector has continued to suffer from non-performing loans and the economy generally is subject to deflationary pressures. Many Japanese banks have required public funds to avert insolvency, and large amounts of bad debt have prevented banks from expanding their loan portfolios despite low discount rates.

         Although numerous discount-rate cuts since 1991 and a succession of fiscal stimulus packages and support plans for the debt-burdened financial system have helped to restrain the recessionary forces in the past, during the fall of 2001 substantial uncertainties remained as Japan entered into its third recession in a decade. The current Prime Minister, shortly after taking office in April 2001, had announced the outlines of a reform agenda to revitalize the economy. However, in November 2001, the credit rating of Japanese government debt was downgraded as a result of the perceived slow progress in implementing effective structural economic reform. Additionally, the country’s debt has been increasing rapidly as a percentage of the gross national product.

         Like many European countries, Japan is experiencing a deterioration of its competitiveness. Factors contributing to this include high wages, a strong currency, an aging populace and structural rigidities. Japan is reforming its political process and deregulating its economy to address this situation. Among other things, the Japanese labor market is moving from a system of lifetime company employment in response to the need for increased labor mobility, and corporate governance systems are being introduced to new accounting rules, decision-making mechanisms and managerial incentives. However, as noted, these changes have resulted in some turmoil, uncertainty and a crisis of confidence.

         While the Japanese governmental system itself seems stable, the dynamics of the country’s politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions, and several prime ministers have left office because of personal scandals. As of the date of this Additional Statement, the Liberal Democratic Party governs in a formal coalition with the New Komeito Party and the New Conservative Party. Should the political instability continue, efforts to establish effective economic and fiscal policies may be hampered. Future political developments may lead to changes in policy that might adversely affect a Fund’s investments.

         Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures as well as the economic condition of its trading partners. While Japan subsidizes its agricultural industry, only 19% of its land is suitable for cultivation and the country is only 50% self-sufficient in food production. Accordingly, Japan is highly dependent on large imports of wheat, sorghum and soybeans. In addition, its export industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, have caused trade tensions, particularly with the United States. Some trade agreements, however, have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. A substantial rise in world oil or commodity prices could also have a negative effect. The Japanese yen has fluctuated widely during recent periods. A strong yen could be an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Because the Japanese economy is so dependent on exports, any fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

         Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country’s economy.

         Forward Foreign Currency Exchange Contracts. The Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value and Large Cap Value Funds may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds may enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

         At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are often, but not always, effected with the currency trader who is a party to the original forward contract.

         A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund’s portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange, which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund’s foreign assets.

         Each Fund (except the Research Select Fund) may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency.

         The Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds may also enter into forward contracts to seek to increase total return. Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of a Fund will be segregated in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts. The segregated assets will be marked-to-market on a daily basis. If the value of the segregated assets declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the assets will equal the amount of a Fund’s commitments with respect to such contracts.

         While a Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

         Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

         Writing and Purchasing Currency Call and Put Options. A Fund may, to the extent that it invests in foreign securities, write and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

         Options on currency may also be used for cross-hedging purposes, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation, or to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund’s portfolio.

         A call option written by a Fund obligates a Fund to sell a specified currency to the holder of the option at a specified price if the option is exercised before the expiration date. A put option written by a Fund would obligate a Fund to purchase a specified currency from the option holder at a specified price if the option is exercised before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency’s market value or be required to purchase currency subject to a put at a price that exceeds the currency’s market value. For a description of how to cover written put and call options, see “Writing Covered Options” above.

         A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” A Fund may enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

         A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated (“protective puts”). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund’s portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

         As noted, in addition to using options for the hedging purposes described above, the Funds may use options on currency to seek to increase total return. The Funds may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, the Funds accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency’s market value at the time of purchase.

         Special Risks Associated with Options on Currency. An exchange-traded options position may be closed out only on an options exchange, which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

         A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

         The amount of the premiums, which a Fund may pay or receive, may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Currency Swaps, Mortgage Swaps, Credit Swaps, Total Rate of Return Swaps, Index Swaps and Interest Rate Swaps, Caps, Floors and Collars

         The Balanced, CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds may enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced Fund may enter into mortgage, credit, total rate of return, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment for the other party, upon the occurrence of specified credit events. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

         A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into interest rate, total rate of return, mortgage and index swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, total rate of return, index and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, total rate of return, index and mortgage swaps is normally limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, total rate of return, index or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets or otherwise, the Funds and the Investment Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

         A Fund will not enter into transactions involving swaps, caps, floors or collars unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

         The use of interest rate, mortgage, index, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The Investment Advisers, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the Funds’ transactions in swaps, caps, floors and collars.

Convertible Securities

         Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

         The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value normally declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on a Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

         In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. Convertible debt securities are equity investments for purposes of each Fund’s investment policies.

Preferred Securities

         Each Fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Equity Swaps

         Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

         A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Investment Advisers believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

         A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.

Lending of Portfolio Securities

         Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers (including, if permitted by the SEC, Goldman Sachs), and are be required to be secured continuously by collateral in cash, cash equivalents, letters of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitation stated elsewhere in the Prospectuses regarding investments in fixed-income securities and cash collateral.

         Cash received as collateral for securities lending transactions may be invested in short-term investments. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment of the borrowed collateral.

When-Issued Securities and Forward Commitments

         Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund’s duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is generally required to segregate until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Fund’s obligations are otherwise covered. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Investment in Unseasoned Companies

         Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Other Investment Companies

         A Fund reserves the right to invest up to 10% of its total assets in the securities of all investment companies (including exchange-traded funds such as SPDRs and iSharessm, as defined below) but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees (and other expenses) paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as Investment Adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will, to the extent required by the SEC, be reduced by an amount equal to the Fund’s proportionate share of the advisory and administration fees paid by such money market fund to its Investment Adviser. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

         SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The UIT is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (i) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”), (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (iii) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

         Each Fund (other than the CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and Research Select Funds) may also purchase shares of investment companies investing primarily in foreign securities, including “country funds.” Country funds have portfolios consisting primarily of securities of issuers located in specified foreign countries or regions. Each Fund may, subject to the limitations stated above, invest in iSharessm (formerly called World Equity Benchmark Shares or “WEBS”) and similar securities that invest in securities included in foreign securities indices. iSharessm are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. iSharessm are listed on the AMEX and were initially offered to the public in 1996. The market prices of iSharessm are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iSharessm on the AMEX. To date, iSharessm have traded at relatively modest discounts and premiums to the NAVs. However, iSharessm have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharessm for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iSharessm will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharessm should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iSharessm as part of its investment strategy.

Repurchase Agreements

         Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. CORE International Equity, International Equity, Japanese Equity, European Equity, International Growth Opportunities, Emerging Markets Equity, Asia Growth and Balanced Funds may also enter into repurchase agreements involving certain foreign government securities. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund’s custodian (or subcustodian). The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

         For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not always clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

         The Funds, together with other registered investment companies having advisory agreements with the Investment Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Reverse Repurchase Agreements

         A Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund’s outstanding shares.

         When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high-grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored to make sure that an appropriate value is maintained. Reverse repurchase agreements are considered to be borrowings under the Act.

Short Sales

         The Funds (other than the Core Equity Funds) may engage in short sales against the box. In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the seller does not own, a short sale is “against the box” to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by a Fund, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If a Fund sells securities short against the box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises.

         If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Mortgage Dollar Rolls

         When the Balanced Fund enters into a mortgage dollar roll, it will segregate cash or liquid assets in an amount equal to the forward purchase price until the settlement date.

Portfolio Turnover

         Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year.

         During the fiscal year ended August 31, 2001, the Research Select Fund’s portfolio turnover rate was significantly greater than the rate during its initial period of operations ended August 31, 2000 because of the turnover in the securities comprising the U.S. Select List and shareholder purchase and redemption activity.

INVESTMENT RESTRICTIONS

         The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the

Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the Act, “majority” means the lesser of (i) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds’ fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

         A Fund may not:

(1)	Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act of 1940, as amended (the “Act”). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(2)	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

(3)	Borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

(4)	Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5)	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

(6)	Purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

(7)	Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8)	Issue senior securities to the extent such issuance would violate applicable law.

         Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

         In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders.

         A Fund may not:

(a)	Invest in companies for the purpose of exercising control or management.

(b)	Invest more than 15% of the Fund’s net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”).

(c)	Purchase additional securities if the Fund’s borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

(d)	Make short sales of securities, except short sales against the box.

TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of the Board of Trustees subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.

         Trustees of the Trust

         Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

Independent Trustees

		Term of Office and		Number of Portfolios in
Name,	Position(s)	Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships
Address and Age[1]	Held with Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 59	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994–March 1996 and November 1998 to present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996–November 1998); Senior Vice President of Scott Paper Company (until June 1994); Director of Arkwright Mutual Insurance Company (1984–1999); Trustee of International House of Philadelphia (1989–Present); Member of Cornell University Council (1992–Present); Trustee of the Walnut Street Theater (1992–Present); Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors–III and IV (since November 1998); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).	69	None

			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Patrick T. Harker Age: 43	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997–August 2000); UPS Transportation Professor for the Private Sector, Professor of Systems Engineering and Chairman of Systems Engineering, School of Engineering and Applied Science, University of Pennsylvania (prior thereto).	69	None

Independent Trustees

		Term of Office and		Number of Portfolios in
Name,	Position(s)	Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships
Address and Age[1]	Held with Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies)

Mary P. McPherson Age: 66	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); President of Bryn Mawr College (1978–1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986–1998); Director, Dayton Hudson Corporation (general retailing merchandising) (1988–1997); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).	69	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 52	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); Chief Administrative Officer, Bank of America, Illinois (1996—1997); Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001).	69	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 62	Trustee	Since 1987	President, COO and director Unext Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999) Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (1990–1999).	69	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (57 Portfolios)

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Independent Trustees

		Term of Office and		Number of Portfolios in
Name,	Position(s)	Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships
Address and Age[1]	Held with Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*David B. Ford Age: 55	Trustee	Since 1994	Advisory Director, Goldman Sachs & Co. (since December 2001) Director, Goldman Sachs Princeton, LLC (formerly, Commodities Corp. LLC) (futures and commodities traders) (April 1997-December 2001); Managing Director, J. Aron & Company (commodity dealer and risk management adviser) (November 1996-December 2001); Managing Director, Goldman Sachs & Co. Investment Management Division (November 1996 – December 2001); Chief Executive Officer and Director, CIN Management (investment adviser) (August 1996-December 2001); Chief Executive Officer & Managing Director and Director, Goldman Sachs Asset Management International (November 1995 and December 1994, respectively to December 2001); Co-Head, Goldman Sachs Asset Management (November 1995-December 2001); Co-Head and Director, Goldman Sachs Funds Management, L.P. (November 1995 and December 1994, respectively to December 2001); and Chairman and Director, Goldman Sachs Asset Management Japan Limited (November 1994-December 2001).	69	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 52	Trustee	Since 1990	Advisory Director – GSAM (since May 1999); Limited Partner, Goldman Sachs (prior to May 1999); General Partner, Goldman Sachs (prior to December 1994); President and Chief Operating Officer of GSAM (prior to December 1994); and Consultant to GSAM (since December 1994).	69	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies)

*Kaysie P. Uniacke Age: 40	Trustee &	Since 2001	Managing Director, GSAM (since 1997); and Vice President and Senior Fund Manager, GSAM (1988 to 1997).	69	None

	Assistant	Since	Trustee – Goldman Sachs Mutual Fund

Independent Trustees

		Term of Office and		Number of Portfolios in
Name,	Position(s)	Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships
Address and Age[1]	Held with Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

	Secretary	1997	Complex (registered investment companies)

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) in accordance with the current resolutions of the Board of Trustees (which may be changed by the Trustees without shareholder vote) after the Trustee attains the age of 72 years; or (d) the Trust terminates.

[4]	The Goldman Sachs Mutual Fund Complex consists of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2001, Goldman Sachs Trust consisted of 60 portfolios, including the Funds described in this Additional Statement, and Goldman Sachs Variable Insurance Trust consisted of 9 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

         Information pertaining to the officers of the Trust is set forth below.

Officers of the Trust

Term of Office and
Name, Age	Position(s) Held	Length of Time	Principal Occupation(s)
And Address	With Trust	Served[1]	During Past 5 Years

Gary D. Black 32 Old Slip New York, NY 10005 Age: 41	President	Since 2001	Managing Director, Goldman Sachs (since June 2001); Executive Vice President, Alliance Berstein (October 2000 – June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999 — October 2000) and Senior Research Analyst (February 1992 — December 1998).

President—Goldman Sachs Mutual Fund Complex (since 2001) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 37	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995); and Director/Fund Accounting & Custody, Investors Bank & Trust Company (November 1993–July 1995).

Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

Philip V. Giuca, Jr. 32 Old Slip New York, NY 10005 Age: 39	Assistant Treasurer	Since 1997	Vice President, Goldman Sachs (May 1992–Present).

Assistant Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter Fortner 32 Old Slip New York, NY 10005 Age: 43	Assistant Treasurer	Since 2000	Vice President, Goldman Sachs (July 2000 – present); Associate, Prudential Insurance Company of America (November 1985–June 2000); and Assistant Treasurer, certain closed-end funds administered by Prudential (1999 and 2000).

Assistant Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

Officers of the Trust

Term of Office and
Name, Age	Position(s) Held	Length of Time	Principal Occupation(s)
And Address	With Trust	Served[1]	During Past 5 Years

Kenneth Curran 32 Old Slip New York, NY 10005 Age: 38	Assistant Treasurer	Since 2001	Vice President, Goldman Sachs (November 1998–Present); and Senior Tax Manager, KPMG Peat Marwick (August 1995–October 1998).

Assistant Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 41	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999); Vice President of GSAM (April 1997–December 1999); and Vice President and General Manager, First Data Corporation – Investor Services Group (1994 to 1997).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Jesse Cole 4900 Sears Tower Chicago, IL 60606 Age: 38	Vice President	Since 1998	Vice President, GSAM (since June 1998); Vice President, AIM Management Group, Inc. (investment advisor) (April 1996–June 1998); and Assistant Vice President, The Northern Trust Company (June 1987–April 1996).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Kerry K. Daniels 4900 Sears Tower Chicago, IL 60606 Age: 38	Vice President	Since 2000	Manager, Institutional Account Administration – Shareholder Services, Goldman Sachs (since 1986).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Mary F. Hoppa 4900 Sears Tower Chicago, IL 60606 Age: 37	Vice President	Since 2000	Vice President, Goldman Sachs (since October 1999); and Senior Vice President and Director of Mutual Fund Operations, Strong Capital Management (January 1987–September 1999).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Christopher Keller 4900 Sears Tower Chicago, IL 60606 Age 36	Vice President	Since 2000	Vice President, Goldman Sachs (April 1997–present); and Manager, Andersen Consulting (August 1989 – April 1997).

Vice President –Goldman Sachs Mutual Fund Complex (registered investment companies).

James McNamara 4900 Sears Tower Chicago, IL 60606 Age 39	Vice President	Since 2001	Managing Director, Goldman Sachs (since December 1998); Director of Institutional Fund Sales, GSAM (April 1998 – December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993 - April 1998).

Officers of the Trust

Term of Office and
Name, Age	Position(s) Held	Length of Time	Principal Occupation(s)
And Address	With Trust	Served[1]	During Past 5 Years

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 36	Secretary	Since 2001	Assistant General Counsel, GSAM and General Counsel to the U.S. Funds Group (since December 1997); Assistant General Counsel and Vice President, Goldman Sachs (since November 1993 and May 1994, respectively); Counsel to the Funds Group, GSAM (November 1993–December 1997).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

Dave Fishman 32 Old Slip New York, NY 10005 Age: 37	Assistant Secretary	Since 2001	Managing Director, Goldman Sachs (since December 2001), Vice President, Goldman Sachs (1997 – December 2001); Trader, Bankers Trust (1986 to 1997).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies).

Danny Burke 32 Old Slip New York, NY 10005 Age: 39	Assistant Secretary	Since 2001	Vice President, Goldman Sachs (since 1987).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies).

Elizabeth D. Anderson 32 Old Slip New York, NY 10005 Age: 32	Assistant Secretary	Since 1997	Fund Manager, GSAM (since April 1996); Junior Fund Manager, GSAM (1995–April 1996); Funds Trading Assistant, GSAM (1993–1995).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies).

Amy E. Belanger 32 Old Slip New York, NY 10005 Age: 32	Assistant Secretary	Since 1999	Vice President, Goldman Sachs (since June 1999); Assistant General Counsel, Goldman Sachs (since 2000) Counsel, Goldman Sachs (since 1998); Associate, Dechert Price & Rhoads (September 1996–1998).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Standing Board Committees

         The Board of Trustees has established six standing committees in connection with their governance of the Funds – Audit, Nominating, Executive, Valuation, Dividend and Schedule E.

         The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee recommends annually to the entire Board of Trustees a firm of independent certified public accountants to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee. The Audit Committee held two meetings during the fiscal year ended August 31, 2001.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its investment adviser or distributor (as defined by the Act). All of the Independent Trustees serve on the Nominating Committee. The Nominating Committee held two meetings during the fiscal year ended August 31, 2001.

         The Executive Committee has the power to conduct the current and ordinary business of the Trust and to exercise powers of the Board of Trustees when the Board is not in session. Mr. Ford and Ms. Uniacke serve on the Executive Committee. The Executive Committee did not meet during the fiscal year ended August 31, 2001.

         The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Mr. Shuch and Ms. Uniacke serve on the Valuation Committee. During the fiscal year ended August 31, 2001, the Valuation Committee held four meetings.

         The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the committee, to declare dividends and capital gain distributions consistent with each Fund’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Ms. Uniacke. During the fiscal year ended August 31, 2001, the Dividend Committee held four meetings with respect to the Funds included in this Additional Statement and thirty-one with respect to all of the Funds of the Trust (including the Funds included in this Additional Statement).

         The Schedule E Committee is authorized to address potential conflicts of interest regulated by the National Association of Securities Dealers, Inc. Currently, the Independent Trustees are alternate members of this committee. The Schedule E Committee did not meet during the fiscal year ended August 31, 2001.

Trustee Ownership of Fund Shares

         The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and other portfolios of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust.

Aggregate Dollar Range of
Equity Securities in All
Portfolios in Fund
	Dollar Range of	Complex Overseen By
Name of Trustee	Equity Securities in the Funds[1]	Trustee[2]

Ashok N. Bakhru	CORE U.S. Equity: Over $100,000 Capital Growth: Over $100,000 Research Select: Over $100,000 All Other Funds: None	Over $100,000

David B. Ford	CORE U.S. Equity Fund: Over $100,000
CORE Small Cap Equity Fund: Over $100,000
Mid Cap Value Fund: Over $100,000
International Equity: Over $100,000
Capital Growth Fund: Over $100,000
Growth Opportunities Fund: Over $100,000
Small Cap Value Fund: Over $100,000
Japanese Equity Fund: Over $100,000
Emerging Markets Equity Fund: Over $100,000
	All Other Funds: None	Over $100,000

Patrick T. Harker	None	None

Mary P. McPherson	Growth and Income: $1 — $10,000 Capital Growth: $50,001 — $100,000 Small Cap Value: $10,001 — $50,000 International Equity: $1 — $10,000 All Other Funds: None	Over $100,000

Alan A. Shuch	Capital Growth Fund: Over $100,000 International Equity: Over $100,000 All Other Funds: None	Over $100,000

Richard P. Strubel	Capital Growth: Over $100,000 International Equity: $50,001 — $100,000 All Other Funds: None	Over $100,000

Wilma J. Smelcer[3]	None	None

Kaysie P. Uniacke[3]	Mid Cap Value Fund: $1 — $10,000	$1 — $10,000

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this Additional Statement as of August 31, 2001.

[2]	Includes Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2001, Goldman Sachs Trust consisted of 60 portfolios, including the Funds described in this Additional Statement, and Goldman Sachs Variable Insurance Trust consisted of 9 portfolios.

[3]	Ms. Smelcer and Ms. Uniacke were appointed to the Boards of Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust on August 2, 2001.

         As of November 30, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Board Compensation

         The Trust pays each Independent Trustee an annual fee for his or her services as a Trustee of the Trust, plus an additional fee for each regular and special telephonic Board meeting and Audit Committee meeting attended by such Trustee. The Independent Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

         The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2001:

		Pension or Retirement
	Aggregate	Benefits Accrued as	Total Compensation
	Compensation	Part of the Trust's	From Fund Complex
Name of Trustee	from the Funds	Expenses	(including the Funds)[2]

Ashok N. Bakhru[1]	$48,075	$—	$152,000

David B. Ford	0	—	0

Douglas C. Grip[3]	0	—	0

Patrick T. Harker	35,425	—	112,000

John P. McNulty[3]	0	—	0

Mary P. McPherson	35,425	—	112,000

Alan A. Shuch	0	—	0

William H. Springer[4]	27,014	—	85,500

Richard P. Strubel	35,425	—	112,000

Wilma J. Smelcer[5]	0	—	0

Kaysie P. Uniacke[5]	0	—	0

[1]	Includes compensation as Board Chairman.

[2]	The Fund Complex consists of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman Sachs Trust consisted of 60 portfolios and Goldman Sachs Variable Insurance Trust consisted of 9 portfolios as of August 31, 2001.

[3]	Messrs. Grip and McNulty resigned as Trustees on August 2, 2001 and October 5, 2001, respectively.

[4]	Mr. Springer retired as a Trustee on August 2, 2001.

[5]	Ms. Smelcer and Ms. Uniacke were appointed to the Boards of Trustees of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust on August 2, 2001.

Miscellaneous

         Class A Shares of the Funds may be sold at net asset value without payment of any sales charge to Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including rehired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals. These and the Funds’ other sales load waivers are due to the nature of the investors and/or the reduced sales effort and expense that are needed to obtain such investments.

         The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

MANAGEMENT SERVICES

         As stated in the Funds’ Prospectuses, GSFM, 32 Old Slip, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. GSAM, 32 Old Slip, New York, New York, a business unit of the Investment Management Division of Goldman Sachs, serves as Investment Adviser to the Balanced, Growth and Income, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value and Research Select Funds. GSAMI, Procession House, 55 Ludgate Hill, London, England EC4M 7JW, a business unit of the Investment Management Division of Goldman Sachs, serves as Investment Adviser to the International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds. GSAMI is also an affiliate of Goldman Sachs. See “Service Providers” in the Funds’ Prospectuses for a description of the applicable Investment Adviser’s duties to the Funds.

         The Goldman Sachs Group, L.P. which controlled the Funds’ Investment Advisers, merged into The Goldman Sachs Group, Inc. as a result of an initial public offering in 1999.

         Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as a Fund’s Management Agreement is in effect.

         The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Goldman Sachs Global Investment Research Department covers approximately 2,200 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs’ research analysts are available to the Investment Advisers.

         For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor’s annual “All-America Research Team” survey. In addition, many of Goldman Sachs’ economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the United States and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

         In managing the Funds, the Investment Advisers have access to Goldman Sachs’ economics research. The Economics Research Department based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movements worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs’ international research team has brought wide recognition to its members. The team has earned top rankings in various external surveys such as Extel, Institutional Investor and Reuters. These rankings acknowledge the achievements of the firm’s economists, strategists and equity analysts.

         In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the CORE International Equity, International Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds), the Investment Advisers will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Investment Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs’ research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.

         The Management Agreements provide that GSAM, GSFM and GSAMI, in their capacity as Investment Advisers, may render similar services to others as long as the services under the Management Agreements are not impaired thereby. The Research Select, Large Cap Value, Strategic Growth, Growth Opportunities, CORE Large Cap Value, European Equity, Japanese Equity and International Growth Opportunities Funds’ Management Agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the Management Agreement on April 26, 2000, October 26, 1999, April 28, 1999, April 28, 1999, November 3, 1998, July 22, 1998, April 23, 1998 and April 23, 1998, respectively. The CORE Small Cap Equity and CORE International Equity Funds’ Management Agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the Management Agreements, on July 22, 1997. The CORE Large Cap Growth and Emerging Markets Equity Funds’ Management Agreements were initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the Management Agreements, on April 23, 1997 and January 28, 1997, respectively. The Funds’ Management Agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the Management Agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on April 24, 2001. These arrangements were most recently approved by the shareholders of each Fund (other than Research Select, Large Cap Value, Strategic Growth, Growth Opportunities, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity, Japanese Equity, International Growth Opportunities and European Equity Funds) on April 21, 1997. The sole shareholder of the Research Select, Large Cap Value, Strategic Growth, Growth Opportunities, CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Emerging Markets Equity, Japanese Equity, International Growth Opportunities and European Equity Funds approved these arrangements on June 14, 2000, October 26, 1999, April 28, 1999, April 28, 1999, November 3, 1998, April 30, 1997, July 21, 1997, July 21, 1997, January 28, 1997, April 23, 1998, April 23, 1998 and July 22, 1998, respectively. Each Management Agreement will remain in effect until June 30, 2002 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of such Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         Each Management Agreement will terminate automatically if assigned (as defined in the Act). Each Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the applicable Fund on 60 days’ written notice to the applicable Investment Adviser and by the Investment Adviser on 60 days’ written notice to the Trust.

         Pursuant to the Management Agreements the Investment Advisers are entitled to receive the fees set forth below, payable monthly based on such Fund’s average daily net assets. In addition, as of the date of this Additional Statement the Investment Advisers were voluntarily limiting their management fees for certain funds to the annual rates also listed below:

	Management Fee	Management Fee
	With	Without
Fund	Limitations	Limitations

GSAM

Balanced Fund	0.65%	0.65%

Growth and Income Fund	0.70%	0.70%

CORE Large Cap Value Fund	0.60%	0.60%

CORE Large Cap Growth Fund	0.70%	0.75%

CORE Small Cap Equity Fund	0.85%	0.85%

Strategic Growth Fund	1.00%	1.00%

Growth Opportunities Fund	1.00%	1.00%

CORE International Equity Fund	0.85%	0.85%

Mid Cap Value Fund	0.75%	0.75%

Small Cap Value Fund	1.00%	1.00%

Large Cap Value Fund	0.75%	0.75%

Research Select Fund	1.00%	1.00%

GSFM

CORE U.S. Equity Fund	0.70%	0.75%

Capital Growth Fund	1.00%	1.00%

GSAMI

International Equity Fund	1.00%	1.00%

European Equity	1.00%	1.00%

Japanese Equity Fund	1.00%	1.00%

International Growth Opportunities Fund	1.20%	1.20%

Emerging Markets Equity Fund	1.20%	1.20%

Asia Growth Fund	1.00%	1.00%

         GSAM, GSFM and GSAMI may discontinue or modify the above limitations in the future at their discretion.

         For the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 the amounts of the fees incurred by each Fund then in existence under the Management Agreements were as follows (with and without the fee limitations that were then in effect):

	Fiscal period ended		Fiscal year ended		Fiscal period ended

	August 31,		August 31,		August 31,

	2001		2000			1999

	With Fee	Without Fee	With Fee	Without Fee	With Fee	Without Fee
	Limitations	Limitations	Limitations	Limitations	Limitations	Limitations

Balanced Fund	$1,054,603	$1,054,603	$1,303,563	$1,303,563	$928,470	$928,470

Growth and Income Fund	4,334,429	4,334,429	6,580,727	6,580,727	5,645,766	5,645,766

CORE Large Cap Value Fund[1]	1,853,552	1,853,552	1,743,960	1,743,960	869,263	869,263

CORE U.S. Equity Fund	8,320,935	8,915,287	9,260,137	9,921,575	4,865,259	5,212,778

CORE Large Cap Growth Fund	6,551,093	7,019,028	7,277,385	8,564,308	2,640,795	3,300,994

CORE Small Cap Equity Fund	1,259,946	1,259,946	1,322,879	1,322,879	689,175	689,175

CORE International Equity Fund	3,478,973	3,478,973	3,942,495	3,942,495	1,938,801	1,938,801

Capital Growth Fund	33,446,914	33,446,914	32,406,631	32,406,631	15,000,472	15,000,472

Strategic Growth Fund[1,2]	1,705,535	1,705,535	774,259	774,259	29,606	29,606

Growth Opportunities Fund[1,2]	4,975,819	4,975,819	1,102,761	1,102,761	23,911	23,911

Mid Cap Value Fund	2,214,608	2,214,608	1,673,380	1,673,380	1,332,432	1,332,432

Small Cap Value Fund	2,644,441	2,644,441	2,219,510	2,219,510	1,733,424	1,733,424

Large Cap Value[1,3]	559,356	559,356	87,323	87,323	N/A	N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Fiscal year ended

	January 31,

	1999

	With Fee	Without Fee
	Limitations	Limitations

Balanced Fund	$1,609,311	$1,609,311

Growth and Income Fund	13,527,887	13,527,887

CORE Large Cap Value Fund[1]	12,245	12,245

CORE U.S. Equity Fund	5,691,415	6,647,941

CORE Large Cap Growth Fund	1,658,095	2,072,619

CORE Small Cap Equity Fund	730,302	769,013

CORE International Equity Fund	1,810,772	1,890,475

Capital Growth Fund	17,460,353	17,460,353

Strategic Growth Fund[1,2]	N/A	N/A

Growth Opportunities Fund[1,2]	N/A	N/A

Mid Cap Value Fund	2,953,154	2,953,154

Small Cap Value Fund	4,417,249	4,417,249

Large Cap Value[1,3]	N/A	N/A

	Fiscal period ended		Fiscal year ended		Fiscal period ended

	August 31,		August 31,		August 31,

	2001		2000			1999

	With Fee	Without Fee	With Fee	Without Fee	With Fee	Without Fee
	Limitations	Limitations	Limitations	Limitations	Limitations	Limitations

International Equity Fund	15,954,500	15,954,500	15,633,003	15,633,003	6,475,659	6,475,659

European Equity Fund[1]	1,353,560	1,353,560	1,253,575	1,253,575	451,498	451,498

Japanese Equity Fund[1]	657,056	657,056	979,938	979,938	226,009	226,009

International Growth Opportunities Fund[1]	4,585,526	4,585,526	3,541,196	3,541,196	598,694	598,694

Emerging Markets Equity Fund	1,837,081	1,837,081	2,576,018	2,576,018	1,148,664	1,148,664

Asia Growth Fund	669,704	669,704	1,168,382	1,168,382	501,770	501,770

Research Select Fund[4]	8,136,840	8,136,840	623,564	623,564	N/A	N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Fiscal year ended

	January 31,

	1999

	With Fee	Without Fee
	Limitations	Limitations

International Equity Fund	9,243,090	9,814,989

European Equity Fund[1]	171,505	171,505

Japanese Equity Fund[1]	118,094	122,901

International Growth Opportunities Fund[1]	280,977	287,765

Emerging Markets Equity Fund	1,454,673	1,519,721

Asia Growth Fund	736,821	808,815

Research Select Fund[4]	N/A	N/A

[1]	The CORE Large Cap Value, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity and International Growth Opportunities Funds commenced operations on December 31, 1998, May 24, 1999, May 24, 1999, December 15, 1999, October 1, 1998, May 1, 1998 and May 1, 1998 , respectively.

[2]	During the fiscal year ended January 31, 1999, no shares of the Strategic Growth or Growth Opportunities Funds had been offered.

[3]	During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Large Cap Value Fund had been offered.

[4]	The Research Select Fund commenced operations on June 19, 2000. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 no shares of the Research Select Fund had been offered.

         In addition to providing advisory services, under its Management Agreement, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund’s expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund’s records; and (v) provides office space and all necessary office equipment and services.

         Activities of Goldman Sachs and Its Affiliates and Other Accounts Managed by Goldman Sachs. The involvement of the Investment Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

         Goldman Sachs and its affiliates, including, without limitation, the Investment Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest, which could have an adverse impact on each Fund’s performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Investment Advisers’ and their advisory affiliates’ asset management activities, will be executed independently of the Funds’ transactions and thus at prices or rates that may be more or less favorable. When the Investment Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

         From time to time, the Funds’ activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Advisers and/or their affiliates are performing services or when position limits have been reached.

         In connection with their management of the Funds, the Investment Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Investment Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Advisers in managing the Funds.

         The results of each Fund’s investment activities may differ significantly from the results achieved by the Investment Advisers and their affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

         The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Funds in certain emerging and other markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated investors.

         An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund’s activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund’s proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

         In addition, certain principals and certain of the employees of the Investment Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

         Each Investment Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs (or, to the extent permitted by the SEC, Goldman Sachs) serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of Goldman Sachs or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

         Each Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that a Fund’s counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund’s creditworthiness.

         From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

         It is possible that a Fund’s holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. In making investment decisions for the Funds, an Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of Goldman Sachs in the course of these activities, In addition, from time to time, Goldman Sachs’ activities may limit the Funds’ flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

Distributor and Transfer Agent

         Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the “Authorized Dealers”) to solicit subscriptions for Class A, Class B and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B and Class C Shares (and in certain cases, Class A Shares), of such Fund shares.

         Goldman Sachs retained approximately the following combined commissions on sales of Class A, Class B and Class C Shares during the following periods:

	Fiscal year ended	Fiscal year ended	Fiscal period ended	Fiscal year ended

	August 31,	August 31,	August 31,	January 31,

	2001	2000	1999	1999

Balanced Fund	$23,000	$22,000	$45,772	$328,147

	Fiscal year ended	Fiscal year ended	Fiscal period ended	Fiscal year ended

	August 31,	August 31,	August 31,	January 31,

	2001	2000	1999	1999

Growth and Income Fund	72,000	102,000	161,907	1,625,895

CORE Large Cap Value Fund[1]	122,000	81,000	47,033	1,035

CORE U.S. Equity Fund	152,000	258,000	247,772	516,723

CORE Large Cap Growth Fund	130,000	334,000	209,999	360,931

CORE Small Cap Equity Fund	41,000	59,000	25,650	120,911

CORE International Equity Fund	150,000	54,000	20,943	93,771

Capital Growth Fund	1,418,000	1,947,000	964,994	1,625,245

Strategic Growth Fund[2]	536,000	674,000	67,647	N/A

Growth Opportunities Fund[2]	2,330,000	1,218,000	88,874	N/A

Mid Cap Value Fund	328,000	58,000	24,203	403,632

Small Cap Value Fund	538,000	49,000	58,547	595,864

Large Cap Value Fund[3]	802,000	46,000	N/A	N/A

International Equity Fund	1,599,000	2,891,000	818,240	1,226,623

European Equity Fund[4]	358,000	579,000	217,889	433,970

Japanese Equity Fund[4]	114,000	497,000	13,174	5,020

International Growth Opportunities Fund[4]	860,000	2,168,000	301,000	267,136

Emerging Markets Equity Fund	101,000	149,000	67,356	495,353

Asia Growth Fund	20,000	92,000	106,223	133,988

Research Select Fund[5]	1,171,000	951,000	N/A	N/A

[1]	The CORE Large Cap Value Fund commenced operations on December 31, 1998.

[2]	The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1999. During the fiscal year ended January 31, 1999, no shares of the Funds had been offered.

[3]	The Large Cap Value Fund commenced operations on December 15, 1999. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

[4]	Prior to October 1, 1998, May 1, 1998 and May 1, 1998, no shares of the European Equity, Japanese Equity and International Growth Opportunities Funds had been offered.

[5]	The Research Select Fund commenced operations on June 19, 2000. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

         Goldman Sachs, 4900 Sears Tower, Chicago, IL 60606 serves as the Trust’s transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an ongoing basis, to 0.04% of average daily net assets with respect to each Fund’s Institutional and Service Shares and 0.19% of average daily net assets with respect to each Fund’s Class A, Class B and Class C Shares.

         As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 from each Fund then in existence as follows schedules then in effect:

	Class A, B and C	Class A, B and C	Class A, B and C	Class A, B and C

	Fiscal year ended	Fiscal year ended	Fiscal period ended	Fiscal year ended

	August 31,	August 31,	August 31,	January 31,

	2001	2000	1999	1999

Balanced Fund	$303,603	$376,307	$265,040	$415,314

Growth and Income Fund	1,108,168	1,712,159	1,472,797	2,847,724

CORE Large Cap Value Fund[1]	257,141	220,203	79,434	478

CORE U.S. Equity Fund	1,622,974	1,822,544	937,880	1,026,711

CORE Large Cap Growth Fund	1,330,598	1,537,502	507,346	297,884

CORE Small Cap Equity Fund	143,961	145,253	85,644	169,333

CORE International Equity Fund	260,580	294,670	135,685	107,285

Capital Growth Fund	5,437,436	5,422,979	2,686,091	2,429,326

Strategic Growth Fund[2]	251,026	120,349	2,712	N/A

Growth Opportunities Fund[2]	776,882	181,112	1,830	N/A

Mid Cap Value Fund	178,598	131,918	120,585	227,387

Small Cap Value Fund	446,452	376,069	308,496	686,997

Large Cap Value Fund[3]	79,858	6,667	N/A	N/A

International Equity Fund	2,436,081	2,468,219	1,081,759	1,276,567

European Equity[4]	230,089	223,685	74,587	25,506

Japanese Equity Fund[4]	93,877	129,762	25,658	23,737

International Growth Opportunities Fund[4]	463,964	342,784	44,408	39,575

Emerging Markets Equity Fund	90,103	151,186	68,673	131,048

Asia Growth Fund	112,873	201,343	87,224	260,032

Research Select Fund[5]	1,510,380	116,520	N/A	N/A

[1]	The CORE Large Cap Value Fund commenced operations on December 31, 1998.

[2]	The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1999. During the fiscal year ended January 31, 1999, no shares of the Funds had been offered.

[3]	The Large Cap Value Fund commenced operation on December 15, 1999. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

[4]	Prior to October 1, 1998, May 1, 1998 and May 1, 1998, no shares of the European Equity, Japanese Equity and International Growth Opportunities Funds had been offered.

[5]	The Research Select Fund commenced operations on June 19, 2000. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

		Institutional Shares

	Fiscal year	Fiscal year	Fiscal period	Fiscal year

	Ended	ended	ended	ended

	August 31,	August 31,	August 31,	January 31,

	2001	2000	1999	1999

Balanced Fund	$972	$991	$1,303	$10,146

Growth and Income Fund	11,625	12,023	9,957	65,822

CORE Large Cap Value Fund[1]	69,424	69,901	41,227	716

CORE U.S. Equity Fund	129,964	140,635	77,800	47,585

CORE Large Cap Growth Fund	93,362	131,854	68,733	95,848

CORE Small Cap Equity Fund	28,931	31,648	14,387	99,495

CORE International Equity Fund	108,848	123,484	62,671	181,201

Capital Growth Fund	188,749	150,692	33,191	7,002

Strategic Growth Fund[2]	15,372	5,633	613	N/A

Growth Opportunities Fund[2]	35,401	5,931	571	N/A

Mid Cap Value Fund	80,419	61,403	45,624	189,538

Small Cap Value Fund	11,625	9,587	4,353	6,745

Large Cap Value Fund[3]	13,019	3,253	N/A	N/A

International Equity Fund	123,302	104,063	30,437	15,221

European Equity	5,702	3,050	2,357	1,490

Japanese Equity Fund[4]	6,518	11,878	3,738	33,786

International Growth Opportunities Fund[4]	55,172	45,874	10,606	40,115

Emerging Markets Equity Fund	42,266	54,038	23,830	32,313

Asia Growth Fund[5]	3,025	4,347	1,708	406

Research Select Fund[6]	7,492	411	N/A	N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Service Shares

	Fiscal year	Fiscal year	Fiscal period	Fiscal year

	Ended	ended	ended	ended

	August 31,	August 31,	August 31,	January 31,

	2001	2000	1999	1999

Balanced Fund	$11	$6	$36	$246

Growth and Income Fund	2,758	3,563	2,595	4,575

CORE Large Cap Value Fund[1]	10	5	1	0

CORE U.S. Equity Fund	3,840	4,822	2,767	1,735

CORE Large Cap Growth Fund	860	1,224	511	490

CORE Small Cap Equity Fund	53	28	14	31

CORE International Equity Fund	9	9	2	8

Capital Growth Fund	4,404	3,894	1,335	612

Strategic Growth Fund[2]	1	1	1	N/A

Growth Opportunities Fund[2]	78	53	1	N/A

Mid Cap Value Fund	94	72	53	60

Small Cap Value Fund	163	21	38	47

Large Cap Value Fund[3]	0	0	N/A	N/A

International Equity Fund	2,018	1,632	851	596

European Equity	0	1	1	0

Japanese Equity Fund[4]	0	0	1	5

International Growth Opportunities Fund[4]	3	1	1	4

Emerging Markets Equity Fund	1	1	1	44

Asia Growth Fund[5]	0	N/A	N/A	N/A

Research Select Fund[6]	7	1	N/A	N/A

[1]	The CORE Large Cap Value Fund commenced operations on December 31, 1998.

[2]	The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1999. During the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

[3]	The Large Cap Value Fund commenced operations on December 15, 1999. During the fiscal year ended August 31, 2001, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

[4]	Prior to October 1, 1998, May 1, 1998 and May 1, 1998, no shares of the European Equity, the Japanese Equity and the International Growth Opportunities Funds had been offered.

[5]	Asia Growth Fund had not sold Service Shares as of August 31, 2001.

[6]	The Research Select Fund commenced operations on June 19, 2000. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

         The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses

         The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fees payable to the Investment Advisers, service fees and shareholder administration fees paid to Service Organizations, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its “non-interested” Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any service plan, shareholder administration plan or distribution and service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

         The imposition of the Investment Adviser’s fee, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

         The Investment Advisers voluntarily have agreed to reduce or limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees, service fees, shareholder administration fees, taxes, interest, brokerage, and litigation, indemnification and other extraordinary expenses) for the following Funds to the extent such expenses exceed the following percentage of average daily net assets:

Other
Expenses

Balanced Fund	0.06%

Growth and Income Fund	0.05%

CORE Large Cap Value Fund	0.06%

CORE U.S. Equity Fund	0.00%

CORE Large Cap Growth Fund	0.02%

CORE Small Cap Equity Fund	0.04%

CORE International Equity Fund	0.12%

Capital Growth Fund	0.00%

Strategic Growth Fund	0.00%

Growth Opportunities Fund	0.11%

Mid Cap Value Fund	0.10%

Small Cap Value Fund	0.06%

Large Cap Value Fund	0.06%

International Equity Fund	0.10%

European Equity Fund	0.10%

Japanese Equity Fund	0.11%

International Growth Opportunities Fund	0.16%

Emerging Markets Equity Fund	0.35%

Asia Growth Fund	0.16%

Research Select Fund	0.06%

         Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

         Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s Custodian.

Reimbursement

         For the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, the amounts of certain “Other Expenses” of each Fund then in existence that were reduced or otherwise limited were as follows under the expense limitations that were then in effect:

	Fiscal year ended	Fiscal year ended	Fiscal period ended	Fiscal year ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$307,260	$341,990	$307,789	$481,945

Growth and Income Fund	120,785	0	599,598	1,033,046

CORE Large Cap Value Fund[1]	211,725	308,324	239,291	137,173

CORE U.S. Equity Fund	514,989	500,448	340,568	534,447

CORE Large Cap Growth Fund	297,530	429,700	323,807	483,322

CORE Small Cap Equity Fund	379,218	336,461	275,311	415,298

CORE International Equity Fund	457,877	431,231	223,253	806,303

Capital Growth Fund	777,550	809,733	457,262	933,189

Strategic Growth Fund[2]	385,450	140,479	303,839	N/A

Growth Opportunities Fund[2]	0	90,220	303,862	N/A

Mid Cap Value Fund	90,041	115,815	134,639	459,373

Small Cap Value Fund	260,159	145,110	191,783	556,422

Large Cap Value Fund[3]	428,927	239,059	N/A	N/A

International Equity Fund	677,124	793,656	311,046	1,803,009

European Equity Fund[4]	455,370	401,453	227,469	190,277

Japanese Equity Fund[4]	319,511	352,950	208,419	263,545

International Growth Opportunities Fund[4]	290,024	500,956	183,234	361,922

Emerging Markets Equity Fund	366,085	386,666	355,841	696,214

Asia Growth Fund[5]	473,873	522,149	211,592	519,489

Research Select Fund[6]	249,988	343,483	N/A	N/A

[1]	The CORE Large Cap Value Fund commenced operations on December 31, 1998.

[2]	The Strategic Growth and Growth Opportunities Funds commenced operations on May 24, 1999. During the fiscal year ended January 31, 1999, no shares of the Funds had been offered.

[3]	The Large Cap Value Fund commenced operations on December 15, 1999. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

[4]	Prior to October 1, 1998, May 1, 1998 and May 1, 1998, no shares of the Funds had been sold.

[5]	As of August 31, 2001, Asia Growth Fund had not sold Service Shares.

[6]	The Research Select Fund commenced operations on June 19, 2000. During the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, no shares of the Fund had been offered.

Custodian and Sub-Custodians

         State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust’s portfolio securities and cash. State Street also maintains the Trust’s accounting records. State Street may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

Independent Accountants

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, currently serve as the independent auditors of the Funds for the fiscal year ending August 31, 2002. In addition to audit services, PricewaterhouseCoopers LLP prepares the Funds’ federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters. The data set forth under “Financial Highlights” in the Prospectuses for the fiscal years or periods ended on or before August 31, 1999, were audited by the Funds’ former auditors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

         In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of a Fund, the Investment Advisers are generally required to give primary consideration to obtaining the most favorable execution and net price available. This means that an Investment Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”), the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies; economic surveys and analyses; recommendations as to specific securities; research products including quotation equipment and computer related programs; advice concerning the value of securities, the advisability of investing in, purchasing or selling securities research and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; services relating to effecting securities transactions and functions incidental thereto (such as clearance and settlement); and other lawful and appropriate assistance to the Investment Advisers in the performance of their decision-making responsibilities.

         Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing management services for the Trust. On occasion, a broker-dealer might furnish an Investment Adviser with a service which has a mixed use (i.e., the service is used both for investment and brokerage activities and for other activities). Where this occurs, an Investment Adviser will reasonably allocate the cost of the service, so that the portion or specific component which assists in investment and brokerage activities is obtained using portfolio commissions from the Funds or other managed accounts, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by an Investment Adviser from its own funds.

         In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by the Investment Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund.

         On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser acts as investment adviser or sub-investment adviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

         Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

         Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and customary. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not “interested” Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

         For the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999, each Fund in existence paid brokerage commissions as follows. The amount of brokerage commissions paid by a Fund may vary substantially from year to year because of differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

		Total	Total		Brokerage
		Brokerage	Amount of	Amount of	Commissions
	Total	Commissions	Transactions	Transactions	Paid
	Brokerage	Paid to	on which	Effected through	to Brokers
	Commissions	Goldman	Commissions	Brokers Providing	Providing
	Paid	Sachs[3]	Paid	Research	Research

Fiscal Year Ended August 31, 2001:

Balanced Fund	$107,070	$2,307(2%)[1]	$231,650,556(1%)[2]	$20,318,689	$26,581

Growth and Income Fund	694,644	10,772(2%)[1]	632,527,940(1%)[2]	157,553,150	267,697

CORE Large Cap Value Fund	164,483	-(0%)[1]	455,143,596(0%)[2]	1,008,841	392

CORE U.S. Equity Fund	209,484	-(0%)[1]	1,208,768,375(0%)[2]	124,201,109	64,586

CORE Large Cap Growth Fund	460,836	-(0%)[1]	1,296,586,480(0%)[2]	1,994,225	768

CORE Small Cap Equity Fund	140,937	142(0%)[1]	240,881,349(0%)[2]	—	—

CORE International Equity Fund	563,705	-(0%)[1]	679,566,062(0%)[2]	—	—

Capital Growth Fund	1,332,335	113,626(9%)[1]	1,352,956,211(6%)[2]	177,740,191	258,862

Strategic Growth Fund	181,979	8,130(4%)[1]	164,347,094(4%)[2]	8,102,331	11,607

Growth Opportunities Fund	1,001,650	80,941(8%)[1]	971,968,039(4%)[2]	18,410,434	40,536

Mid Cap Value Fund	1,039,104	40,946(4%)[1]	665,371,989(3%)[2]	118,526,328	249,374

Small Cap Value Fund	1,096,536	152,084(14%)[1]	5,086,394(9%)[2]	43,391,172	141,788

Large Cap Value Fund	314,409	24,742(8%)[1]	262,330,602(7%)[2]	66,755,635	94,555

		Total	Total		Brokerage
		Brokerage	Amount of	Amount of	Commissions
	Total	Commissions	Transactions	Transactions	Paid
	Brokerage	Paid to	on which	Effected through	to Brokers
	Commissions	Goldman	Commissions	Brokers Providing	Providing
	Paid	Sachs(3)	Paid	Research	Research

International Equity Fund	2,038,880	(0%)[1]	2,040,922,573(2%)[2]	113,255,719	240,502

European Equity Fund	256,380	(0%)[1]	937,664,572(0%)[2]	2,957,701	5,717

Japanese Equity Fund	209,018	18,418(9%)[1]	129,401,027(10%)[2]	—	—

International Growth Opportunities Fund	650,191	22,865(4%)[1]	524,579,567(3%)[2]	731,897	1,402

Emerging Markets Equity Fund	933,500	36,905(4%)[1]	1,065,407,022(1%)[2]	21,237,777	69,468

Asia Growth Fund	1,178,349	120,600(10%)[1]	425,793,701(11%)[2]	55,509,821	161,042

Research Select Fund	1,772,972	1,032,800(58%)[1]	3,316,925,472(46%)[2]	16,648,642	7,879

[1]	Percentage of total commissions paid to Goldman Sachs.

[2]	Percentage of total amount of transactions involving the payment of commissions effected through Goldman Sachs.

[3]	The figures in the table report brokerage commissions only from securities transactions. For the year ended August 31, 2001, Goldman Sachs earned approximately $19,000, $11,000, $2,000, $4,000, $6,000, $1,000, $37,000, $127,000, $8,000, $81,000, $41,000, $152,000, $25,000, $105,000, $9,000, $26,000, $36,000, $50,000, $121,000 and $1,047,000 in brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Balanced, Growth and Income, CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity, Asia Growth and Research Select Funds, respectively.

		Total	Total
		Brokerage	Amount of
	Total	Commissions	Transactions
	Brokerage	Paid to	on which
	Commissions	Goldman	Commissions
	Paid	Sachs[1]	Paid

Fiscal Year Ended August 31, 2000:

Balanced Fund	$225,078	$22,382	$278,759,419

Growth and Income Fund	2,548,828	92,167	1,928,628,857

CORE Large Cap Value Fund	220,521	2,313	367,495,734

CORE U.S. Equity Fund	274,610	4,745	1,165,434,658

CORE Large Cap Growth Fund	650,616	10,080	1,437,599,713

CORE Small Cap Equity Fund	346,418	3,005	408,582,900

CORE International Equity Fund	783,519	0	863,663,682

Capital Growth Fund	2,174,111	106,000	2,389,191,388

Strategic Growth Fund	119,428	1,320	120,323,063

Growth Opportunities Fund	454,911	19,332	375,704,821

Mid Cap Value Fund	990,569	13,482	433,729,720

Small Cap Value Fund	1,115,498	20,301	409,760,873

Large Cap Value Fund	56,300	1,311	166,416,965

International Equity Fund	3,852,651	4,820	2,600,820,566

European Equity Fund	385,163	248	1,587,512,280

Japanese Equity Fund	223,078	8,545	148,673,088

International Growth Opportunities Fund	1,450,541	3,000	1,430,844,194

Emerging Markets Equity Fund	1,397,600	63,000	502,044,995

Asia Growth Fund	1,665,389	85,293	448,624,714

Research Select Fund	288,556	19,698	522,030,491

[1]	The figures in the table report brokerage commissions only from securities transactions. For the year ended August 31, 2000, Goldman Sachs earned approximately $26,000, $95,000, $5,400, $9,100, $10,000, $4,500, $401,000, $106,000, $1,300, $19,300, $13,500, $20,300, $1,300, $101,000, $12,000, $8,000, $3,000, $63,000, $92,000 and $20,000 in brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the Balanced, Growth and Income,

CORE Large Cap Value, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Capital Growth, Strategic Growth, Growth Opportunities, Mid Cap Value, Small Cap Value, Large Cap Value, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity, Asia Growth and Research Select Funds, respectively.

		Total	Total
		Brokerage	Amount of
	Total	Commissions	Transactions
	Brokerage	Paid to	on which
	Commissions	Affiliated	Commissions
	Paid	Persons	Paid

Fiscal Period from February 1, 1999 to August 31, 1999:

Balanced Fund	$199,123	$18,798	$137,175,861

Growth and Income Fund	2,361,135	139,095	1,954,788,960

CORE Large Cap Value Fund	240,567	1,839	332,291,465

CORE U.S. Equity Fund	481,746	5,296	731,549,511

CORE Large Cap Growth Fund	225,700	4,909	400,102,053

CORE Small Cap Equity Fund	83,581	693	60,482,834

CORE International Equity Fund	601,449	0	474,940,454

Capital Growth Fund	1,000,740	31,968	1,076,147,992

Strategic Growth Fund	23,988	0	21,715,180

Growth Opportunities Fund	26,193	0	18,065,858

Mid Cap Value Fund	691,991	34,185	408,033,649

Small Cap Value Fund	626,104	33,536	311,817,920

Large Cap Value Fund[1]	N/A	N/A	N/A

International Equity Fund	1,415,066	0	1,466,285,559

European Equity Fund	157,143	0	386,316,045

Japanese Equity Fund	83,541	3,043	193,418,576

International Growth Opportunities Fund	184,208	0	156,758,635

Emerging Markets Equity Fund	537,548	29,251	208,383,598

Asia Growth Fund	489,354	35,497	184,149,170

Research Select Fund[1]	N/A	N/A	N/A

[1]	Not operational.

		Total	Total
		Brokerage	Amount of
	Total	Commissions	Transactions
	Brokerage	Paid to	on which
	Commissions	Affiliated	Commissions
	Paid	Persons	Paid

Fiscal Year Ended January 31, 1999:

Balanced Fund	$278,343	$24,859	$699,638,329

Growth and Income Fund	3,210,832	315,934	4,646,698,452

CORE Large Cap Value Fund	25,776	130	60,101,321

CORE U.S. Equity Fund	339,110	250,313	1,258,046,574

CORE Large Cap Growth Fund	230,692	50,914	698,188,311

CORE Small Cap Equity Fund	167,436	34,173	211,969,412

CORE International Equity Fund	583,909	0	908,196,568

Capital Growth Fund	1,022,092	0	1,454,154,897

Strategic Growth Fund[1]	N/A	N/A	N/A

Growth Opportunities Fund[1]	N/A	N/A	N/A

Mid Cap Value Fund	577,025	49,450	649,019,064

Small Cap Value Fund	759,195	14,218	716,225,444

Large Cap Value Fund[1]	N/A	N/A	N/A

International Equity Fund	1,148,992	0	1,608,739,812

European Equity Fund	139,120	0	72,621,844

Japanese Equity Fund	33,379	437	34,360,336

International Growth Opportunities Fund	89,276	0	86,891,167

Emerging Markets Equity Fund	590,262	51,073	472,328,927

Asia Growth Fund	320,855	19,653	148,887,187

Research Select Fund[1]	N/A	N/A	N/A

[1]	Not operational.

         During the fiscal year ended August 31, 2001, the Funds’ regular broker-dealers, as defined in Rule 10b-1 under the Act, were Credit Suisse First Boston, Deutsche Bank, Goldman Sachs, Investment Technology, Lehman Brothers, Merrill Lynch, Morgan Stanley, Salomon, UBS Warburg and Weeden & Co. As of August 31, 2001, the Funds held the following amounts of securities of their regular broker-dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands):

Fund	Broker/Dealer	Amount

Balanced Fund	UBS Warburg	$705

	Morgan Stanley	1,483

	Merrill Lynch	363

	Credit Suisse First Boston	135

	JP Morgan Chase	149

	Deutsche Bank	1,350

	Salomon	2,044

Growth and Income	Credit Suisse First Boston	$140

Fund	Morgan Stanley	1,397

	UBS Warburg	729

	Deutsche Bank	1,397

CORE Large Cap Value	Lehman Brothers	$2,600

Fund	Merrill Lynch	263

	Morgan Stanley	1,158

CORE U.S. Equity	Lehman Brothers	$8,482

Fund	Morgan Stanley	2,587

CORE Large Cap	Lehman Brothers	$6,782

Growth Fund

CORE Small Cap	Credit Suisse First Boston	$2

Equity Fund	Morgan Stanley	1

CORE International	Deutsche Bank	$1,528

Equity Fund	Credit Suisse First Boston	5,364

Capital Growth Fund	Merrill Lynch	$10,640

	Morgan Stanley	21,526

Fund	Broker/Dealer	Amount

	Credit Suisse First Boston	1,201

	Deutsche Bank	12,008

	UBS Warburg	4,067

Fund	Broker/Dealer	Amount

Strategic Growth	N/A	N/A

Fund

Growth Opportunities	Credit Suisse First Boston	$478

Fund	Deutsche Bank	4,784

	Morgan Stanley	4,784

	UBS Warburg	1,620

Mid Cap Value Fund	Morgan Stanley	$4,571

	UBS Warburg	2,386

	Credit Suisse First Boston	457

	Deutsche Bank	4,571

Small Cap Value	Morgan Stanley	$6,087

Fund	UBS Warburg	3,177

	Credit Suisse First Boston	609

	Deutsche Bank	6,087

Large Cap Value	Morgan Stanley	$2,013

Fund	UBS Warburg	1,051

	Credit Suisse First Boston	201

	Deutsche Bank	2,013

International	Deutsche Bank	$15,401

Equity Fund	UBS Warburg	15,170

European Equity	Deutsche Bank	$1,758

Fund	UBS Warburg	1,344

Japanese Equity	N/A	N/A

Fund

International Growth	N/A	N/A

Opportunities Fund

Emerging Markets	N/A	N/A

Equity Fund

Asia Growth Fund	N/A	N/A

Fund	Broker/Dealer	Amount

Research Select Fund	Morgan Stanley	$663

	Salomon Smith Barney	28,444

	UBS Warburg	346

	Deutsche Bank	663

NET ASSET VALUE

         In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributed to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) on each Business Day. The term “Business Day” means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a net asset value other than the Fund’s official closing net asset value. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Portfolio securities of a Fund for which accurate market quotations are available are valued as follows: (i) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”) will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the closing bid price, or if a closing bid price is not available, at either the exchange or system-defined close price on the exchange or system in which such securities are principally traded. If the relevant exchange or system has not closed by the above-mentioned time for determining a Fund’s net asset value, the securities will be valued at the last sale price, or if not available at the bid price at the time the net asset value is determined; (ii) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the last bid price at the time net asset value is determined; (iii) equity securities for which no prices are obtained under section (i) or (ii) including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at their fair value in accordance with procedures approved by the Board of Trustees; (iv) fixed-income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service (e.g., Merrill Lynch, J.J. Kenny, Muller Data Corp., Bloomberg, EJV, Reuters or Standard & Poor’s); (v) fixed-income securities for which accurate market quotations are not readily available are valued by the Investment Advisers based on valuation models that take into account spread and daily yield changes on government securities in the appropriate market (i.e., matrix pricing); (vi) debt securities with a remaining maturity of 60 days or less are valued by the Investment Adviser at amortized cost, which the Trustees have determined to approximate fair value; and (vii) all other instruments, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with the valuation procedures approved by the Board of Trustees.

         The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.

         Generally, trading in securities on European, Asian and Far Eastern securities exchanges and on over-the-counter markets in these regions is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European, Asian or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds’ net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

         The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of expenses can otherwise be fairly made.

PERFORMANCE INFORMATION

         Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

         Thirty-day yield is derived by dividing net investment income per share earned during the period by the maximum public offering price per share on the last day of such period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

         Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

         Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The table set forth below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

         Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B and Class C Shares reflect deduction of the applicable contingent deferred sales charge (“CDSC”) imposed upon redemption of Class B and Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at NAV. Any performance information which is based on a Fund’s NAV per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available. The Funds’ performance quotations do not reflect any fees charged by an Authorized Dealer, Service Organization or other financial intermediary to its customer accounts in connection with investments in the Funds.

         Each Fund’s performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, the type of portfolio instruments acquired, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, the performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

         Occasionally, statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund’s net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         From time to time the Trust may publish an indication of a Fund’s past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, imoneynet.com Money Fund Report, Micropal, Barron’s, Business Week, Consumer’s Digest, Consumer’s Report, Investors Business Daily, The New York Times, Kiplinger’s Personal Finance Magazine, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter’s Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund’s performance relative to certain indices and benchmark investments, including: (i) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (ii) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (iii) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (iv) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (v) the Salomon Brothers’ World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (vi) the Lehman Brothers Aggregate Bond Index or its component indices; (vii) the Standard & Poor’s Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (viii) the J.P. Morgan Global Government Bond Index; (ix) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (x) imoneynet.com Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-

free and U.S. Government money funds); (xi) the Hambrecht & Quist Growth Stock Index; (xii) the NASDAQ OTC Composite Prime Return; (xiii) the Russell Midcap Index; (xiv) the Russell 2000 Index — Total Return; (xv) the Russell 1000 Value Index; (xvi) the Russell 1000 Growth Index-Total Return; (xvii) the Value-Line Composite-Price Return; (xviii) the Wilshire 4500 Index; (xix) the FT-Actuaries Europe and Pacific Index; (xx) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including the EAFE Indices, the Morgan Stanley World Index, the Morgan Stanley Capital International Combined Asia ex Japan Free Index and the Morgan Stanley Capital International Emerging Markets Free Index), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (xxi) CDA/Wiesenberger Investment Companies Services or Wiesenberger Investment Companies Service; (xxii) The Goldman Sachs Commodities Index; (xxiii) information produced by Micropal, Inc.; (xxiv) The Tokyo Price Index and (xxv) the Russell 3000 Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund’s portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures. The Goldman Sachs U.S. Select List may also be used to compare the performance of the Research Select Fund.

         Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

•	cost associated with aging parents;

•	funding a college education (including its actual and estimated cost);

•	health care expenses (including actual and projected expenses);

•	long-term disabilities (including the availability of, and coverage provided by, disability insurance);

•	retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets);

•	asset allocation strategies and the benefits of diversifying among asset classes;

•	the benefits of international and emerging market investments;

•	the effects of inflation on investing and saving;

•	the benefits of establishing and maintaining a regular pattern of investing and the benefits of dollar-cost averaging; and

•	measures of portfolio risk, including but not limited to, alpha, beta and standard deviation.

The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

•	the benefits of focusing on after-tax returns versus pre-tax returns for taxable investors;

•	the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund’s portfolio;

•	the dollar and non-dollar based returns of various market indices (for example, Morgan Stanley World Index, Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor’s Index of 500 Common Stocks) over varying periods of time;

•	total stock market capitalizations of specific countries and regions on a global basis;

•	performance of securities markets of specific countries and regions; and

•	value of a dollar amount invested in a particular market or type of security over different periods of time.

         The Trust may publish a list of the securities in the U.S. Select List from time to time and a discussion of the attributes of these securities and the list. In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.’s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

         The CORE Large Cap Growth Fund commenced operations on May 1, 1997. The performance information shown below for periods before that date is for a predecessor separate account managed by the Investment Adviser which converted into Class A Shares as of the commencement date. The performance record of the separate account quoted by the Fund has been adjusted downward based on the expenses applicable to Class A Shares (the class into which the separate account transferred) to reflect the expenses that were expected to be incurred by the Fund during its initial year of operation. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Service Plans) imposed and other operating expenses. Total return quotations are calculated pursuant to the methodology prescribed by the SEC for standardized performance calculations. Prior to May 1, 1997, the separate account was a separate investment advisory account under discretionary management by the Investment Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, the separate account was not registered as an investment company under the Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the Act. If the separate account had been registered as an investment company under the Act, the separate account’s performance may have been adversely affected by such restrictions and requirements. On May 1, 1997, the separate account transferred a portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the separate account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

         The Service Shares of the Balanced, Capital Growth, Small Cap Value, Growth and Income, CORE U.S. Equity, CORE Large Cap Growth and International Equity Funds commenced operations on August 15, 1997, August 15, 1997, August 15, 1997, March 6, 1996, June 7, 1996, May 1, 1997 and March 6, 1996, respectively. The Service Shares of these Funds had no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the SEC, each of these Funds has adopted the performance records of its respective Class A Shares from that class’s inception date (October 12, 1994, April 20, 1990, October 22, 1992, February 5, 1993, May 24, 1991, November 11, 1991 and December 1, 1992 respectively) to the inception dates of Service Shares stated above. Quotations of performance data of these Funds relating to this period include the performance record of the applicable Class A Shares (excluding the impact of any applicable front-end sales charge). The performance records of the applicable Class A Shares reflect the expenses incurred by the particular Fund’s Class A Shares. These expenses include asset-based charges (i.e., fees under Distribution and Service Plans) and other operating expenses. Total return quotations are calculated pursuant to SEC-approved methodology.

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

Balanced Fund	A	10/12/94-8/31/01 — Since inception	8.87%	9.77%	8.04%	8.93%

Balanced Fund	A	9/1/96-8/31/01 — Five years	6.23%	7.44%	5.89%	7.10%

Balanced Fund	A	9/1/00-8/31/01 — One year	-14.92%	-9.95%	-15.08%	-10.12%

Balanced Fund	B	5/1/96-8/31/01 — Since inception	6.21%	6.40%	6.00%	6.19%

Balanced Fund	B	9/1/96-8/31/01 — Five years	6.24%	6.65%	6.05%	6.46%

Balanced Fund	B	9/1/00-8/31/01 — One year	-15.09%	-10.62%	-15.26%	-10.79%

Balanced Fund	C	8/15/97-8/31/01 — Since inception	1.28%	1.28%	1.06%	1.06%

Balanced Fund	C	9/1/00-8/31/01 — One year	-11.52%	-10.63%	-11.69%	-10.80%

Balanced Fund	Institutional	8/15/97-8/31/00 — Since inception	N/A	2.43%	N/A	2.19%

Balanced Fund	Institutional	9/1/00-8/31/01 — One year	N/A	-9.56%	N/A	-9.73%

Balanced Fund	Service	10/12/94-8/31/01 — Since inception	N/A	9.65%	N/A	8.93%

Balanced Fund	Service	9/1/96-8/31/01 — Five years	N/A	7.29%	N/A	7.07%

Balanced Fund	Service	9/1/00-8/31/01 — One year	N/A	-10.06%	N/A	-10.23%

Growth and Income	A	2/5/93-8/31/01 — Since inception	7.83%	8.54%	7.46%	8.17%

Growth and Income	A	9/1/96-8/31/01 — Five years	3.19%	4.37%	3.15%	4.32%

Growth and Income	A	9/1/00-8/31/01 — One year	-25.02%	-20.66%	-25.03%	-20.67%

Growth and Income	B	5/1/96-8/31/01 — Since inception	3.16%	3.36%	3.16%	3.36%

Growth and Income	B	9/1/96-8/31/01 — Five years	3.21%	3.62%	3.21%	3.62%

Growth and Income	B	9/1/00-8/31/01 — One year	-25.19%	-21.25%	-25.21%	-21.27%

Growth and Income	C	8/15/97-8/31/01 — Since inception	-5.43%	-5.43%	-5.43%	-5.43%

Growth and Income	C	9/1/00-8/31/01 — One year	-22.01%	-21.22%	-22.03%	-21.24%

Growth and Income	Institutional	6/3/96-8/31/01 — Since inception	N/A	4.25%	N/A	4.24%

Growth and Income	Institutional	9/1/96-8/31/01 — Five years	N/A	4.85%	N/A	4.85%

Growth and Income	Institutional	9/1/00-8/31/01 — One year	N/A	-20.32%	N/A	-20.33%

Growth and Income	Service	2/5/93-8/31/01 — Since inception	N/A	8.49%	N/A	8.35%

Growth and Income	Service	9/1/96-8/31/01 — Five years	N/A	4.30%	N/A	4.31%

Growth and Income	Service	9/1/00-8/31/01 — One year	N/A	-20.75%	N/A	-20.76%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

CORE Large Cap Value	A	12/31/98-8/31/01 — Since inception	0.48%	2.62%	0.15%	2.28%

CORE Large Cap Value	A	9/1/00-8/31/01 — One year	-8.65%	-3.32%	-8.71%	-3.38%

CORE Large Cap Value	B	12/31/98-8/31/01 — Since inception	0.69%	1.82%	0.36%	1.49%

CORE Large Cap Value	B	9/1/00-8/31/01 — One year	-8.88%	-4.08%	-8.94%	-4.14%

CORE Large Cap Value	C	12/31/98-8/31/01 — Since inception	1.85%	1.85%	1.52%	1.52%

CORE Large Cap Value	C	9/1/00-8/31/01 — One year	-5.02%	-4.07%	-5.08%	-4.13%

CORE Large Cap Value	Institutional	12/31/98-8/31/01 — Since inception	N/A	2.98%	N/A	2.64%

CORE Large Cap Value	Institutional	9/1/00-8/31/01 — One year	N/A	-3.03%	N/A	-3.09%

CORE Large Cap Value	Service	12/31/98-8/31/01 — Since inception	N/A	2.51%	N/A	2.17%

CORE Large Cap Value	Service	9/1/00-8/31/01 — One year	N/A	-3.43%	N/A	-3.50%

CORE U.S. Equity	A	5/24/91-8/31/01 — Since inception	11.23%	11.84%	11.03%	11.64%

CORE U.S. Equity	A	9/1/91-8/31/01 — Ten years	11.08	11.71%	10.89%	11.51%

CORE U.S. Equity	A	9/1/96-8/31/01 — Five years	10.44%	11.70%	10.33%	11.58%

CORE U.S. Equity	A	9/1/00-8/31/01 — One year	-30.03%	-25.96%	-30.09%	-26.02%

CORE U.S. Equity	B	5/1/96-8/31/01 — Since inception	9.85%	10.03%	9.78%	9.96%

CORE U.S. Equity	B	9/1/96-8/31/01 — Five years	10.56%	10.95%	10.49%	10.88%

CORE U.S. Equity	B	9/1/00-8/31/01 — One year	-30.17%	-26.49%	-30.24%	-26.56%

CORE U.S. Equity	C	8/15/97-8/31/01 — Since inception	4.28%	4.28%	4.16%	4.16%

CORE U.S. Equity	C	9/1/00-8/31/01 — One year	-27.26%	-26.53%	-27.32%	-26.59%

CORE U.S. Equity	Institutional	6/15/95-8/31/01 — Since inception	N/A	13.68%	N/A	13.51%

CORE U.S. Equity	Institutional	9/1/96-8/31/01 — Five years	N/A	12.25%	N/A	12.10%

CORE U.S. Equity	Institutional	9/1/00-8/31/01 — One year	N/A	-25.66%	N/A	-25.73%

CORE U.S. Equity	Service	5/24/91-8/31/01 — Since inception	N/A	11.84%	N/A	11.73%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

CORE U.S. Equity	Service	9/1/91-8/31/01 — Ten years	N/A	11.72%	N/A	11.61

CORE U.S. Equity	Service	9/1/96-8/31/01 — Five years	N/A	11.68%	N/A	11.52%

CORE U.S. Equity	Service	9/1/00-8/31/01 — One year	N/A	-26.02%	N/A	-26.09%

CORE Large Cap Growth	A	11/11/91-8/31/01 — Since inception	12.47%	13.14%	12.25%	12.92%

CORE Large Cap Growth	A	9/1/96-8/31/01 — Five years	8.82%	10.08%	8.39%	9.65%

CORE Large Cap Growth	A	9/1/00-8/31/01 — One year	-48.95%	-45.97%	-48.99%	-46.02%

CORE Large Cap Growth	B	5/1/97-8/31/01 — Since inception	4.52%	4.95%	4.12%	4.55%

CORE Large Cap Growth	B	9/1/00-8/31/01 — One year	-49.05%	-46.37%	-49.09%	-46.41%

CORE Large Cap Growth	C	8/15/97-8/31/01 — Since inception	1.13%	1.13%	0.89%	0.89%

CORE Large Cap Growth	C	9/1/00-8/31/01 — One year	-46.88%	-46.35%	-46.92%	-46.39%

CORE Large Cap Growth	Institutional	11/11/91-8/31/01 — Since inception	N/A	13.32%	N/A	13.05%

CORE Large Cap Growth	Institutional	9/1/96-8/31/01 — Five years	N/A	10.42%	N/A	9.90%

CORE Large Cap Growth	Institutional	9/1/00-8/31/01 — One year	N/A	-45.73%	N/A	-45.77%

CORE Large Cap Growth	Service	11/11/91-8/31/01 — Since inception	N/A	13.07%	N/A	12.91%

CORE Large Cap Growth	Service	9/1/96-8/31/01 — Five years	N/A	9.95%	N/A	9.65%

CORE Large Cap Growth	Service	9/1/00-8/31/01 — One year	N/A	-46.05%	N/A	-46.09%

CORE Small Cap Equity	A	8/15/97-8/31/01 — Since inception	2.83%	4.28%	2.17%	3.60%

CORE Small Cap Equity	A	9/1/00-8/31/01 — One year	-13.66%	-8.64%	-13.88%	-8.88%

CORE Small Cap Equity	B	8/15/97-8/31/01 — Since inception	3.01%	3.51%	2.40%	2.90%

CORE Small Cap Equity	B	9/1/00-8/31/01 — One year	-13.88%	-9.35%	-14.11%	-9.58%

CORE Small Cap Equity	C	8/15/97-8/31/01 — Since inception	3.58%	3.58%	2.96%	2.96%

CORE Small Cap Equity	C	9/1/00-8/31/01 — One year	-10.23%	-9.32%	-10.47%	-9.56%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

CORE Small Cap Equity	Institutional	8/15/97-8/31/01 — Since inception	N/A	4.69%	N/A	4.07%

CORE Small Cap Equity	Institutional	9/1/00-8/31/01 — One Year	N/A	-8.28%	N/A	-8.52%

CORE Small Cap Equity	Service	8/15/97-8/31/01 — Since inception	N/A	4.19%	N/A	3.54%

CORE Small Cap Equity	Service	9/1/00-8/31/01 — One year	N/A	-8.75%	N/A	-8.98%

CORE International Equity	A	8/15/97-8/31/01 — Since inception	-3.52%	-2.17%	-4.05%	-2.70%

CORE International Equity	A	9/1/00-8/31/01 — One year	-25.82%	-21.50%	-25.90%	-21.58%

CORE International Equity	B	8/15/97-8/31/01 — Since inception	-3.12%	-2.63%	-3.61%	-3.12%

CORE International Equity	B	9/1/00-8/31/01 — One year	-25.84%	-21.93%	-25.93%	-22.02%

CORE International Equity	C	8/15/97-8/31/01 — Since inception	-2.61%	-2.61%	-3.10%	-3.10%

CORE International Equity	C	9/1/00-8/31/01 — One year	-22.69%	-21.91%	-22.78%	-22.00%

CORE International Equity	Institutional	8/15/97-8/31/01 — Since inception	N/A	-1.54%	N/A	-2.03%

CORE International Equity	Institutional	9/1/00-8/31/01 — One year	N/A	-21.02%	N/A	-21.11%

CORE International Equity	Service	8/15/97-8/31/01 — Since inception	N/A	-2.00%	N/A	-2.52%

CORE International Equity	Service	9/1/00-8/31/01 — One year	N/A	-21.37%	N/A	-21.47%

Capital Growth	A	4/20/90-8/31/01 — Since inception	14.09%	14.66%	13.86%	14.43%

Capital Growth	A	9/1/91-8/31/01 — Ten years	14.43%	15.08%	14.25%	14.89%

Capital Growth	A	9/1/96-8/31/01 — Five years	13.93%	15.23%	13.85%	15.14%

Capital Growth	A	9/1/00-8/31/01 — One year	-30.51%	-26.48%	-30.52%	-26.49%

Capital Growth	B	5/1/96-8/31/01 — Since inception	12.95%	13.13%	12.99%	13.17%

Capital Growth	B	9/1/96-8/31/01 — Five years	13.99%	14.36%	14.04%	14.41%

Capital Growth	B	9/1/00-8/31/01 — One year	-30.71%	-27.06%	-30.72%	-27.07%

Capital Growth	C	8/15/97-8/31/01 — Since inception	8.07%	8.07%	8.04%	8.04%

Capital Growth	C	9/1/00-8/31/01 — One year	-27.73%	-27.00%	-27.74%	-27.01%

Capital Growth	Institutional	8/15/97-8/31/01 — Since inception	N/A	9.26%	N/A	9.24%

Capital Growth	Institutional	9/1/00-8/31/01 — One year	N/A	-26.18%	N/A	-26.19%

Capital Growth	Service	4/20/90-8/31/01 — Since inception	N/A	14.61%	N/A	14.77%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

Capital Growth	Service	9/1/91-8/31/01 — Ten years	N/A	15.03%	N/A	15.28%

Capital Growth	Service	9/1/96-8/31/01 — Five years	N/A	15.12%	N/A	15.93%

Capital Growth	Service	9/1/00-8/31/01 — One year	N/A	-26.58%	N/A	-26.59%

Strategic Growth	A	5/24/99-8/31/01 — Since inception	-5.86%	-3.50%	-7.19%	-4.85%

Strategic Growth	A	9/1/00-8/31/01 — One year	-30.40%	-26.35%	-30.57%	-26.52%

Strategic Growth	B	5/24/99-8/31/01 — Since inception	-5.46%	-4.19%	-6.81%	-5.54%

Strategic Growth	B	9/1/00-8/31/01 — One year	-30.50%	-26.84%	-30.67%	-27.01%

Strategic Growth	C	5/24/99-8/31/01 — Since inception	-4.14%	-4.14%	-5.50%	-5.50%

Strategic Growth	C	9/1/00-8/31/01 — One year	-27.61%	-26.88%	-27.78%	-27.05%

Strategic Growth	Institutional	5/24/99-8/31/01 — Since inception	N/A	-3.12%	N/A	-4.49%

Strategic Growth	Institutional	9/1/00-8/31/01 — One Year	N/A	-26.06%	N/A	-26.23%

Strategic Growth	Service	5/24/99-8/31/01 — Since inception	N/A	-3.45%	N/A	-4.83%

Strategic Growth	Service	9/1/00-8/31/01 — One year	N/A	-26.27%	N/A	-26.47%

Growth Opportunities	A	5/24/99-8/31/01 — Since inception	29.33%	32.57%	27.28%	30.48%

Growth Opportunities	A	9/1/00-8/31/01 — One year	-9.42%	-4.17%	-9.43%	-4.18%

Growth Opportunities	B	5/24/99-8/31/01 — Since inception	30.99%	31.96%	28.91%	29.88%

Growth Opportunities	B	9/1/00-8/31/01 — One year	-9.67%	-4.92%	-9.67%	-4.92%

Growth Opportunities	C	5/24/99-8/31/01 — Since inception	31.60%	31.60%	29.52%	29.52%

Growth Opportunities	C	9/1/00-8/31/01 — One year	-5.80%	-4.85%	-5.80%	-4.85%

Growth Opportunities	Institutional	5/24/99-8/31/01 — Since inception	N/A	33.08%	N/A	30.98%

Growth Opportunities	Institutional	9/1/00-8/31/01 — One year	N/A	-3.79%	N/A	-3.79%

Growth Opportunities	Service	5/24/99-8/31/01 — Since inception	N/A	32.38%	N/A	30.28%

Growth Opportunities	Service	9/1/00-8/31/01 — One year	N/A	-4.24%	N/A	-4.24%

Mid Cap Value	A	8/15/97-8/31/01 — Since inception	6.25%	7.75%	6.18%	7.68%

Mid Cap Value	A	9/1/00-8/31/01 — One year	16.49%	23.29%	16.46%	23.26%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

Mid Cap Value	B	8/15/97-8/31/01 — Since inception	6.49%	7.01%	6.42%	6.94%

Mid Cap Value	B	9/1/00-8/31/01 — One year	17.31%	22.33%	17.27%	22.29%

Mid Cap Value	C	8/15/97-8/31/01 — Since inception	7.01%	7.01%	6.95%	6.95%

Mid Cap Value	C	9/1/00-8/31/01 — One year	21.36%	22.37%	21.33%	22.34%

Mid Cap Value	Institutional	8/1/95-8/31/01 — Since inception	N/A	14.92%	N/A	14.84%

Mid Cap Value	Institutional	9/1/96-8/31/01 — Five years	N/A	16.75%	N/A	16.67%

Mid Cap Value	Institutional	9/1/00-8/31/01 — One year	N/A	23.75%	N/A	23.72%

Mid Cap Value	Service	7/18/97-8/31/01 — Since inception	N/A	8.23%	N/A	8.15%

Mid Cap Value	Service	9/1/00-8/31/01 — One year	N/A	23.17%	N/A	23.14%

Small Cap Value	A	10/22/92-8/31/01 — Since inception	11.50%	12.21%	11.28%	11.99%

Small Cap Value	A	9/1/96-8/31/01 — Five years	8.79%	10.03%	8.67%	9.91%

Small Cap Value	A	9/1/00-8/31/01 — One year	16.25%	23.01%	16.14%	22.89%

Small Cap Value	B	5/1/96-8/31/01 — Since inception	9.50%	9.66%	9.45%	9.61%

Small Cap Value	B	9/1/96-8/31/01 — Five years	8.85%	9.20%	8.80%	9.15%

Small Cap Value	B	9/1/00-8/31/01 — One year	17.10%	22.10%	16.98%	21.98%

Small Cap Value	C	8/15/97-8/31/01 — Since inception	6.88%	6.88%	6.81%	6.81%

Small Cap Value	C	9/1/00-8/31/01 — One year	21.07%	22.07%	20.95%	21.95%

Small Cap Value	Institutional	8/15/97-8/31/01 — Since inception	N/A	8.08%	N/A	8.01%

Small Cap Value	Institutional	9/1/00-8/31/01 — One year	N/A	23.48%	N/A	23.36%

Small Cap Value	Service	10/22/92-8/31/01 — Since inception	N/A	12.16%	N/A	11.77%

Small Cap Value	Service	9/1/96-8/31/01 — Five years	N/A	9.94%	N/A	9.50%

Small Cap Value	Service	9/1/00-8/31/01 — One year	N/A	22.91%	N/A	22.81%

Large Cap Value	A	12/15/99-8/31/01 — Since inception	-1.75%	1.53%	-2.90%	0.34%

Large Cap Value	A	9/1/00-8/31/01 — One year	-6.61%	-1.21%	-7.14%	-1.78%

Large Cap Value	B	12/15/99-8/31/01 — Since inception	-1.62%	0.73%	-2.80%	-0.45%

Large Cap Value	B	9/1/00-8/31/01 — One year	-6.88%	-1.98%	-7.44%	-2.54%

Large Cap Value	C	12/15/99-8/31/01 — Since inception	0.69%	0.69%	-0.50%	-0.50%

Large Cap Value	C	9/1/00-8/31/01 — One year	-2.94%	-1.96%	-3.50%	-2.52%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

Large Cap Value	Institutional	12/15/99-8/31/01 — Since inception	N/A	1.83%	N/A	0.63%

Large Cap Value	Institutional	9/1/00-8/31/01 — One year	N/A	-0.81%	N/A	-1.39%

Large Cap Value	Service	12/15/99-8/31/01 — Since inception	N/A	1.50%	N/A	0.28%

Large Cap Value	Service	9/1/00-8/31/01 — One year	N/A	-1.17%	N/A	-1.75%

International Equity	A	12/1/92-8/31/01 — Since inception	6.17%	6.86%	6.04%	6.73%

International Equity	A	9/1/96-8/31/01 — Five years	2.35%	3.51%	2.32%	3.48%

International Equity	A	9/1/01-8/31/01 — One year	-30.53%	-26.49%	-30.55%	-26.52%

International Equity	B	5/1/96-8/31/01 — Since inception	2.54%	2.74%	2.53%	2.73%

International Equity	B	9/1/96-8/31/01 — Five years	2.56%	2.98%	2.56%	2.98%

International Equity	B	9/1/00-8/31/01 — One year	-30.52%	-26.86%	-30.55%	-26.89%

International Equity	C	8/15/97-8/31/01 — Since inception	-1.10%	-1.10%	-1.16%	-1.16%

International Equity	C	9/1/00-8/31/01 — One year	-27.58%	-26.85%	-27.61%	-26.88%

International Equity	Institutional	2/7/96-8/31/01 — Since inception	N/A	5.27%	N/A	5.21%

International Equity	Institutional	9/1/96-8/31/01 — Five years	N/A	4.16%	N/A	4.10%

International Equity	Institutional	9/1/00-8/31/01 — One year	N/A	-26.03%	N/A	-26.06%

International Equity	Service	12/1/92-8/31/01 — Since inception	N/A	6.95%	N/A	6.50%

International Equity	Service	9/1/96-8/31/01 — Five years	N/A	3.66%	N/A	3.62%

International Equity	Service	9/1/00-8/31/01 — One year	N/A	-26.41%	N/A	-26.44%

European Equity	A	10/1/98-8/31/01 — Since inception	1.82%	3.81%	1.35%	3.32%

European Equity	A	9/1/00-8/31/01 — One year	-27.66%	-23.47%	-27.94%	-23.77%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

European Equity	B	10/1/98-8/31/01 — Since inception	2.26%	3.33%	1.78%	2.85%

European Equity	B	9/1/00-8/31/01 — One year	-27.61%	-23.80%	-27.90%	-24.09%

European Equity	C	10/1/98-8/31/01 — Since inception	3.36%	3.36%	2.88%	2.88%

European Equity	C	9/1/00-8/31/01 — One year	-24.65%	-23.89%	-24.94%	-24.18%

European Equity	Institutional	10/1/98-8/31/00 — Since inception	N/A	4.50%	N/A	4.03%

European Equity	Institutional	9/1/00-8/31/01 — One year	N/A	-22.94%	N/A	-23.20%

European Equity	Service	10/1/98-8/31/01 — Since inception	N/A	4.05%	N/A	3.52%

European Equity	Service	9/1/00-8/31/01 — One year	N/A	-23.16%	N/A	-23.48%

Japanese Equity Fund	A	5/1/98-8/31/01 — Since inception	0.17%	1.88%	0.82%	0.87%

Japanese Equity Fund	A	9/1/00-8/31/01 — One year	-42.93%	-39.60%	-43.22%	-39.90%

Japanese Equity Fund	B	5/1/98-8/31/01 — Since inception	0.51%	1.43%	-0.49%	0.43%

Japanese Equity Fund	B	9/1/00-8/31/01 — One year	-42.91%	-39.90%	-43.22%	-40.21%

Japanese Equity Fund	C	5/1/98-8/31/01 — Since inception	1.43%	1.43%	0.42%	0.42%

Japanese Equity Fund	C	9/1/00-8/31/01 — One year	-40.44%	-39.84%	-40.74%	-40.14%

Japanese Equity Fund	Institutional	5/1/98-8/31/01 — Since inception	N/A	2.53%	N/A	1.52%

Japanese Equity Fund	Institutional	9/1/00-8/31/01 — One year	N/A	-39.16%	N/A	-39.47%

Japanese Equity Fund	Service	5/1/98-8/31/01 — Since inception	N/A	1.98%	N/A	0.96%

Japanese Equity Fund	Service	9/1/00-8/31/01 — One year	N/A	-39.44%	N/A	-39.75%

International Growth Opportunities	A	5/1/98-8/31/01 — Since inception	1.14%	2.87%	0.64%	2.36%

International Growth Opportunities	A	9/1/00-8/31/01 — One year	-37.88%	-34.26%	-37.93%	-34.31%

International Growth Opportunities	B	5/1/98-8/31/01 — Since inception	1.49%	2.42%	0.97%	1.90%

International Growth Opportunities	B	9/1/00-8/31/01 — One year	-37.91%	-34.64%	-37.99%	-34.72%

International Growth Opportunities	C	5/1/98-8/31/01 — Since inception	2.42%	2.42%	1.90%	1.90%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

International Growth Opportunities	C	9/1/00-8/31/01 — One year	-35.26%	-34.60%	-35.34%	-34.68%

International Growth Opportunities	Institutional	5/1/98-8/31/01 — Since inception	N/A	3.52%	N/A	3.01%

International Growth Opportunities	Institutional	9/1/00-8/31/01 — One year	N/A	-33.90%	N/A	-33.95%

International Growth Opportunities	Service	5/1/98-8/31/01 — Since inception	N/A	2.98%	N/A	2.46%

International Growth Opportunities	Service	9/1/00-8/31/01 — One year	N/A	-34.17%	N/A	-34.26%

Emerging Markets Equity	A	12/15/97-8/31/01 — Since inception	-7.77%	-6.36%	-8.18%	-6.77%

Emerging Markets Equity	A	9/1/00-8/31/01 — One year	-34.37%	-30.55%	-34.54%	-30.73%

Emerging Markets Equity	B	12/15/97-8/31/01 — Since inception	-7.56%	-6.79%	-7.80%	-7.03%

Emerging Markets Equity	B	9/1/00-8/31/01 — One year	-34.43%	-30.97%	-34.61%	-31.15%

Emerging Markets Equity	C	12/15/97-8/31/01 — Since inception	-6.74%	-6.74%	-6.98%	-6.98%

Emerging Markets Equity	C	9/1/00-8/31/01 — One year	-31.67%	-30.98%	-31.85%	-31.16%

Emerging Markets Equity	Institutional	12/15/97-8/31/01 — Since inception	N/A	-5.72%	N/A	-6.14%

Emerging Markets Equity	Institutional	9/1/00-8/31/01 — One year	N/A	-30.20%	N/A	-30.37%

Emerging Markets Equity	Service	12/15/97-8/31/01 — Since inception	N/A	-6.66%	N/A	-6.92%

Emerging Markets Equity	Service	9/1/00-8/31/01 — One year	N/A	-30.80%	N/A	-30.29%

Asia Growth	A	7/8/94-8/31/01 — Since inception	-7.89%	-7.16%	-8.24%	-7.51%

Asia Growth	A	9/1/96-8/31/01 — Five years	-13.38%	-12.40%	-13.73%	-12.75%

Asia Growth	A	9/1/00-8/31/01 — One year	-31.53%	-27.53%	-32.03%	-28.07%

(AVERAGE ANNUAL TOTAL RETURN)

					Assuming No Voluntary
					Waiver of Fees and No
					Expense Reimbursements

			Assumes		Assumes
			Maximum		Maximum
			Applicable	Assumes	Applicable	Assumes
			Sales	No Sales	Sales	No Sales
Fund	Class	Time Period	Charge*	Charge	Charge*	Charge

Asia Growth	B	5/1/96-8/31/01 — Since inception	-13.82%	-13.66%	-14.10%	-13.94%

Asia Growth	B	9/1/96-8/31/01 — Five Years	-13.17%	-12.82%	-13.48%	-13.13%

Asia Growth	B	9/1/00-8/31/01 — One year	-31.41%	-27.80%	-31.94%	-28.33%

Asia Growth	C	8/15/97-8/31/01 — Since inception	-15.72%	-15.72%	-16.14%	-16.14%

Asia Growth	C	9/1/00-8/31/01 — One year	-28.51%	-27.78%	-29.04%	-28.31%

Asia Growth	Institutional	2/2/96-8/31/01 — Since inception	N/A	-11.44%	N/A	-11.79%

Asia Growth	Institutional	9/1/96-8/31/01 — Five Years	N/A	-11.78%	N/A	-12.15%

Asia Growth	Institutional	9/1/00-8/31/01 — One year	N/A	-26.93%	N/A	-27.47%

Research Select	A	6/19/00-8/31/01 — Since inception	-28.48%	-25.04%	-28.56%	-25.13%

Research Select	A	9/1/00-8/31/01 — One Year	-37.98%	-34.35%	-38.00%	-34.37%

Research Select	B	6/19/00-8/31/01 — Since inception	-28.06%	-25.57%	-28.15%	-25.66%

Research Select	B	9/1/00-8/31/01 — One Year	-38.11%	-34.85%	-38.13%	-34.87%

Research Select	C	6/19/00-8/31/01 — Since inception	-25.49%	-25.49%	-25.57%	-25.57%

Research Select	C	9/1/00-8/31/01 — One Year	-35.47%	-34.82%	-35.49%	-34.84%

Research Select	Institutional	6/19/00-8/31/01 — Since inception	N/A	-24.69%	N/A	-24.78%

Research Select	Institutional	9/1/00-8/31/01 — One Year	N/A	-34.04%	N/A	-34.06%

Research Select	Service	6/19/00-8/31/01 — Since Inception	N/A	-25.04%	N/A	-25.13%

Research Select	Service	9/1/96-8/31/01 — One year	N/A	-34.35%	N/A	-34.38%

(AVERAGE ANNUAL TOTAL RETURN)

All returns are average annual total returns.

*	Total return reflects a maximum initial sales charge of 5.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).

         From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

         The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser’s views as to markets, the rationale for a Fund’s investments and discussions of a Fund’s current asset allocation.

         In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM’s current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

         A Fund’s performance data will be based on historical results and will not be intended to indicate future performance. A Fund’s total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund’s shares will fluctuate and an investor’s shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund’s holdings available to investors upon request.

         Total return will be calculated separately for each class of shares in existence. Because each class of shares is subject to different expenses, total return with respect to each class of shares of a Fund will differ.

SHARES OF THE TRUST

         The Funds, except the CORE Large Cap Value, CORE Large Cap Growth, CORE Small Cap Equity, CORE International Equity, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Research Select Funds, were reorganized on April 30, 1997 from series of a Maryland corporation to part of Goldman Sachs Trust, a Delaware business trust, established by a Declaration of Trust dated January 28, 1997.

         The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of each of the Funds into five classes: Institutional Shares, Service Shares, Class A Shares, Class B Shares and Class C Shares.

         Each Institutional Share, Service Share, Class A Share, Class B Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund.

All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service and Shareholder Administration Plans are borne exclusively by Service Shares, fees under Distribution and Service Plans are borne exclusively by Class A, Class B or Class C Shares and transfer agency fees are borne at different rates by different share classes. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. With limited exceptions, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See “Shareholder Guide” in the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” below.

         Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund under a Plan for services provided to the institution’s customers.

         Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain shareholder administration services and shareholder liaison services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of service fees and shareholder administration fees at the annual rate of up to 0.25% and 0.25%, respectively, of the average daily net assets of the Fund attributable to Service Shares.

         Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. (the “NASD”) and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution and service fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares (0.50% with respect to the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets and Asia Growth Funds). With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Services Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD.

         Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the NASD and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

         Class C Shares of the Funds are sold subject to a contingent deferred sales charge of up to 1.0% through brokers and dealers who are members of the NASD and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class C

Shares. Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class C Shares.

         It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares, Class B Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

         Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

         When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights.

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Balanced Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (57%); Chase Manhattan Bank, U/A 9-1-99, Fringe Benefits Management Co., Attn Lisa Glenn, 4 New York Plaza, Fl. 2, New York, NY 10004-2413 (8%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (32%); Merrill Lynch Pierce Fenner & Smith, For the Sole Benefit of its Customers, Attn: Service Team, Sec # 97PR4, Goldman Sachs Funds, 4800 Dear Lake Drive East, 3rd FL, Jacksonville, FL 32246-6484 (7%); Class C Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (33%); Merrill Lynch Pierce Fenner & Smith, For the Sole Benefit of its Customers, Attn: Service Team, Sec # 97RT4, Goldman Sachs Funds, 4800 Dear Lake Drive East, 3rd Fl., Jacksonville, FL 32246-6484 (8%); Institutional Shares, USA Equestrian Inc., Income, 4047 Iron Works Parkway, Lexington, KY 40511-8483 (17%); USA Equestrian Inc., Growth and Income, 4047 Iron Works Parkway, Lexington, KY 40511-8483 (11%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004 (16%); USA Equestrian Inc., Pension Plan, 4047 Iron Works Parkway, Lexington, KY 40511-8483 (8%); and Service Shares, Dacotah Co., Attn Trusts Dept., PO Box 1210, Aberdeen SD 57402-1210 (76%); Moce & Co., c/o First Mid Illinois Bank & Trust, 1515 Charleston Ave., Mattoon, IL 61938-3932 (24%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Growth and Income Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (60%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (17%); Merrill

Lynch Pierce Fenner & Smith, For the Sole Benefit of its Customers, Attn: Service Team, Sec # 97PS3, Goldman Sachs Funds, 4800 Dear Lake Drive East, 3rd Fl., Jacksonville, FL 32246-6484 (7%); Class C Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (23%); Merrill Lynch Pierce Fenner & Smith, For the Sole Benefit of its Customers, Attn: Service Team, Sec # 97RR5, Goldman Sachs Funds, 4800 Dear Lake Drive East, 3rd Fl., Jacksonville, FL 32246-6484 (7%); Institutional Class Shares, Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004 (52%); State Street Bank & Trust Co., GS Profit Sharing Master Trust, 105 Rosemont Road, Westwood, MA 02090-2318 (28%); and Service Class Shares, Fulvest & Co., PO Box 3215, Lancaster, PA 17604 (86%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Large Cap Value Fund: Class A Shares, IMS & Co., For the Exclusive Benefit of Various IMS Customers, PO Box 3865, Englewood, CO 80155-3865 (28%); Edward Jones & Co., 201 Progress Parkway, Maryland Heights, MO 63043-3009 (10%); Charles Schwab & Co., Inc., Special Custody Account for the Benefit of customers, 101 Montgomery Street, San Francisco, CA 94104-4122 (13%); Class B Shares, Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers, Attn: Service Team, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (13%); Edward Jones & Co., 201 Progress Parkway, Maryland Heights, MD 63043-3009 (10%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (9%); Edward Jones & Co., 201 Progress Parkway, Maryland Heights, MO 63043-3009 (5%); Institutional Class, State Street Bank & Trust Co., Goldman Sachs Growth Strategy, Omnibus a/c — CORE Large Cap Value, P.O. Box 1713, Boston, MA 02105-1713 (31.7%); State Street Bank & Trust Co., FBO Goldman Sachs Growth and Income Strategy, Omnibus a/c — CORE Large Cap Value Fund, P.O. Box 1713, Boston, MA 02105-1713 (28%); State Street Bank & Trust Co., Goldman Sachs Aggressive Growth Omnibus a/c — CORE Large Cap Value Fund, P.O. Box 1713, Boston, MA 02105-1713 (19%); Graham Family Growth Partnership, 1420 Sixth Avenue, York, PA 17403-2648 (10%); Service Class Shares, COHAMCO, c/o FNB Southwestern OH, Attn: Robin Taylor, P.O. Box 476 Hamilton, OH 45012-0476 (79%); Moce & Co., Mid-Illinois Bank & Trust, Attn: Marsha Wittenberg, P.O. Box 499, Mattoon, IL 61938-0499 (21%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE U.S. Equity Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (44%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (20%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team Sec # 97PP8, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (5%); Class C Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (13%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RS0, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (9%); Institutional Class, State Street Bank & Trust, GS Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105 (48%); National City

Bank FBO Methodist Medical Center of Illinois Retirement Trust, Attn: Mutual Funds Recon Department, P.O. Box 94984, Cleveland, OH 44101-4984 (13%); Gruntal & Co. LLC, Attn: Ellen Guinta, 1 Liberty Plaza, New York, NY 10006-1404 (7%); Service Class Shares, Fulvest & Co., P.O. Box 3215, Lancaster, PA 17604-3215 (90%); Straco, c/o Bank of Lancaster County N.A., Attn: Trust Technical Services (94-89), 1097 Commercial Avenue, P.O. Box 38, East Petersburg, PA 17520-0038 (5%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Large Cap Growth Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (22%); Charles Schwab & Co., Inc., Special Custody Account for Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (19%); IMS & Co., For the Exclusive Benefit of Various IMS Customers, PO Box 3865, Englewood, CO 80155-3865 (8%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97P22, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (10%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (8%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RS1, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (20%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (7%); Institutional Class Shares, State Street Bank & Trust, Goldman Sachs Growth Strategy, Omnibus a/c CORE Large Cap Growth Fund, P.O. Box 1713, Boston, MA 02105-1713 (18%); Hotchkiss School Endowment Fund, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, NY 10005-3504 (14%); Alpha Mutual Insurance Co., Savings and Profit Sharing Plan, P.O. Box 77405, Atlanta, GA 30357-1405 (14%); State Street Bank & Trust, FBO Goldman Sachs Growth and Income Strategy, Omnibus a/c CORE Large Cap Growth Fund, P.O. Box 1713, Boston, MA 02105-1713 (14%); State Street Bank & Trust, FBO Goldman Sachs Aggressive Growth, Omnibus a/c CORE Large Cap Growth Fund, P.O. Box 1713, Boston, MA 02105-1713 (11%); Calhoun & Co., c/o Comerica Bank, P.O. Box 75000, Detroit, MI 48275-0001 (8%); Service Class Shares, Moce & Co., Mid-Illinois Bank & Trust, Attn: Marsha Wittenberg, P.O. Box 499, Mattoon, IL 61938-0499 (90%); The Farmers Co., c/o Susqehanna Trust & Invest. Co., P.O. Box 1000, Lititz, PA 17543-7000 (6%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE Small Cap Equity Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (13%); Charles Schwab & Co., Inc., Special Custody Account for Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 (10%); IMS & Co., For the Exclusive Benefit of Various IMS Customers, PO Box 3865, Englewood, CO 80155-3865 (8%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RS8, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (8%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RS9, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (11%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (5%); Institutional Class, Huntington Hospital Pension Fund, 270 Park Avenue, Huntington, NY 11743-2799 (16%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (16%); State Street Bank & Trust Co., Goldman Sachs Profit Sharing Master Trust, 105 Rosemont Road, Westwood, MA 02090-2318 (14%); State Street Bank & Trust Co., Goldman Sachs Growth Strategy, Omnibus a/c CORE Small Cap Equity, P.O. Box 1713, Boston, MA 02105-1713 (14%); State Street Bank & Trust Co., Goldman Sachs Aggressive Growth, P.O. Box 1713, Boston, MA 02105-1713 (9%); Lawrence & Memorial Hospital, 365 Montauk Avenue, New London, CT 06320-4769 (9%); State Street Bank & Trust Co., FBO Goldman Sachs Growth & Income Strategy, Omnibus a/c CORE Small Cap Equity, P.O. Box 1713, Boston, MA 02105-1713 (8%); Service Class Shares, Fulvest & Co., P.O. Box 3215, Lancaster, PA 17604-3215 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the CORE International Equity Fund: Class A Shares, IMS & Co., for the exclusive benefit of various IMS customers, P.O. Box 3865, Englewood, CO 80155-3865 (50%); Charles Schwab & Co. Inc., special custody account for benefit of customers, 101 Montgomery Street, San Francisco, CA 94104-4122 (15%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (7%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (27%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RT2, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RT3, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (18%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (8%); Institutional Class Shares, State Street Bank & Trust Co., Goldman Sachs Growth and Income Strategy, Omnibus a/c CORE International Equity Fund, P.O. Box 1713, Boston, MA 02105-1713 (33%); State Street Bank & Trust Co., Goldman Sachs Growth Strategy, Omnibus a/c CORE International Equity, P.O. Box 1713, Boston, MA 02105-1713 (32%); State Street Bank & Trust Co., Goldman Sachs Aggressive Growth, Omnibus a/c CORE International Equity, P.O. Box 1713, Boston, MA 02105-1713 (18%); State Street Bank & Trust Co., Goldman Sachs Balanced Strategy, Omnibus a/c CORE International Equity, P.O. Box 1713, Boston, MA 02105-1713 (6%); Goldman Sachs & Co., FBO Acct. No. 021017546 , 85 Broad Street, New York, NY 10004-2434 (5%); Service Class Shares, ISTCO, Attn: Mutual Funds, P.O. Box 523, Belleville, IL 62222-0523 (93%); Goldman Sachs Group LP, Seed Account, 85 Broad St. Flr. 10, New York, NY 10004-2434 (7%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Capital Growth Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (19%); Class B Shares.

Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (16%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97PR3, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RR1, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (14%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (9%); Institutional Class Shares, State Street Bank & Trust Co., Goldman Sachs Profit Sharing Master Trust, 105 Rosemont Road, Westwood, MA 02090-2318 (7%); A.G. Edwards Trust Co., P.O. Box 66734, St. Louis, MO 63166-6734 (6%); Service Class Shares, United National Bank, 500 Virginia Street East, Charleston, WV 25301-2164 (39%); Fulvest & Co., P.O. Box 3215, Lancaster, PA 17604-3215 (31%); First National Bank Sioux Falls, P.O. Box 5186, Sioux Falls, SD 57117-5186 (9%); Fabco, c/o Suntrust, a/c 55011135541235, P.O. Box 1505870, ctr. 3144, Atlanta, GA 30348-5870 (9%); SNBSO & Co. Trust Department, P.O. Box 1408, Springfield, OH 45501-1408 (5%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Strategic Growth Fund: Class A Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR7, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (22%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR7, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (11%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (7%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR7, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (13%); Institutional Class Shares, Charles Schwab & Co. Inc., Special Custody Account FBO Customers 9601 East Panorama Circle, Mail Stop DEN2-02-052,Englewood, CO 80112-3441 (22%); Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (17%); Service Class Shares, Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606-6391 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Growth Opportunities Fund: Class A Shares, Charles Schwab & Co. Inc., special custody account for benefit of customers, 101 Montgomery Street, San Francisco, CA 94104-4122 (5%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR7, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (13%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR7, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484

(18%); Institutional Class Shares, Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (29%); A.G. Edwards Trust Co., P.O. Box 66734, St. Louis, MO 63166-6734 (15%); Service Class Shares, SNBSO & Co. Trust Department, P.O. Box 1408, Springfield, OH 45501-1408 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Mid Cap Value Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (14%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RP9, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (9%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (7%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RS5, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (12%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (5%); Institutional Class, State Street Bank & Trust, GS Profit Sharing Master Trust, P.O. Box 1992, Boston, MA 02105 (72%); A.G. Edwards Trust Co., P.O. Box 66734, St. Louis, MO 63166-6734 (11%); Service Class Shares, Fleet National Bank, Trustee FBO third party mutual fund alliances, P.O. Box 92800, Rochester, NY 14692-8900 (75%); The Goldman Sachs Group LP, Mid Cap Value Service Class, 85 Broad St. Flr. 10, New York, NY 10004-2434 (8%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Small Cap Value Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (26%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (10%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97PR6, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (8%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RT6, Class C Shares, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (8%); Institutional Class Shares, Boyer & Co., P.O. Box 1796, Walla Walla, WA 99362-0353 (24%); State Street Bank & Trust Co., Goldman Sachs & Co., Employee Pension Plan, P.O. Box 1992, Boston, MA 02105-1992 (15%); Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (17%); Service Class Shares, Wells Fargo Bank Minnesota N.A., FBO Princess Cruises, P.O. Box 1533, Minneapolis, MN 55480-1533 (48%); Fleet National Bank, Trustee FBO third party mutual fund alliances, P.O. Box 92800, Rochester, NY 14692-8900 (14%); Wells Fargo Bank Minnesota N.A., FBO Global School Net, P.O. Box 1533, Minneapolis, MN 55480-1533 (11%); Wells Fargo Bank Minnesota N.A., FBO Valley Management, P.O. Box 1533, Minneapolis, MN 55480-1533 (7%); Wells Fargo Bank Minnesota N.A., FBO Ropak SUP Rabbi, P.O. Box 1533, Minneapolis, MN 55480-1533 (7%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Large Cap Value Fund: Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR8,

Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (13%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (5%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97PR8, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (33%); Wexford Clearing Services Corp., 1809 East Loma Alta Drive, Alta Dena, CA 91001-2139 (8%); Institutional Class, A.G. Edwards Trust Co., P.O. Box 66734, St. Louis, MO 63166-6734 (41%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (10%); Service Class Shares, The Goldman Sachs Group LP, Large Cap Value Fund, 85 Broad Street, Flr. 10, New York, NY 10004-2434 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the International Equity Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (14%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97PS0, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (9%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (25%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97PR5, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Attn: Service Team # 97RR8, Goldman Sachs Funds, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246-6484 (22%); Institutional Class Shares, A.G. Edward Trust Co., P.O. Box 66734, St. Louis, MO 63166-6734 (10%); Key Bank N.A., P.O. Box 94871, Cleveland, OH 44101-4871 (8%); McWood & Co., First Citizen Bank & Trust, P.O. Box 29522, Raleigh, NC 27626-0522 (6%); State Street Bank & Trust Co., Goldman Sachs Profit Sharing Master Trust, 105 Rosemont Road, Westwood, MA 02090-2318 (5%); Alerus Financial, 2401 Demers Ave., Grand Forks, ND 58201-4183 (5%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (5%); Service Class Shares, Fulvest & Co., P.O. Box 3215, Lancaster, PA 17604-3215 (49%); Fireco, Attn: Trust Operations, P.O. Box 26883, Oklahoma City, Oklahoma 73126-0883(26%); Olcoba Co., Interchange Tower, 600 Highway 169 South Ste 1701, Minneapolis, MN 55426-1221 (9%); Wells Fargo Bank, Minnesota N.A., FBO Retirement Plan Services, P.O. Box 1533, Minneapolis, MN 55480-1533 (8%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the European Equity Fund: Class A Shares, Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (6%); Class B Shares, NFSC FEBO No. CL5-611212 Piazza Di Spagna 15, Rome, 00187, Italy (7%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (6%); Class C Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97RS3, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (9%); Prudential Securities Inc., No. 6 Swan Place, Off Morehampton Road, Dublin 4, Ireland (8%); Institutional Class Shares, Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (65%); Service Class Shares, Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606-6391 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Japanese Equity Fund: Class A Shares, NFSC FEBO #W18-041289, 4761 Frank Luke Drive, Suite 200, Addison, TX 75001-3202 (7%); Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (21%); Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (11%); Class C Shares; Edward Jones & Co., Inc., 201 Progress Parkway, Maryland Heights, MO 63043-3009 (11%); Institutional Class Shares, Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (35%); Alerus Financial, 2401 Deemers Ave., Grand Forks, ND 58201-4183 (17%); Service Class Shares, The Goldman Sachs Group LP, Seed Account, 85 Broad Street, New York, NY 10004-2434 (100%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the International Growth Opportunities Fund: Class B Shares, Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (15%); Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (11%); Class C Shares, Resources Trust Co., FBO Deborah S. Seidel, P.O. Box 5900, Denver, CO 80217-5900 (7%); Prudential Securities Inc., Attn: Delphi Capital, 49th Flr., 153 East 53rd Street, New York, NY 10022-4611 (5%); Institutional Class Shares, Goldman Sachs & Co., FBO its customers, 85 Broad Street, New York, NY 10004-2434 (43%); State Street Bank & Trust Co., Goldman Sachs Growth Strategy, Omnibus a/c International Small Cap, P.O. Box 1713, Boston, MA 02105-1713 (9%); State Street Bank & Trust Co., Goldman Sachs Growth and Income Strategy, Omnibus a/c International Small Cap, P.O. Box 1713, Boston, MA 02105-1713 (7%); Goldman Sachs Aggressive Growth, Omnibus a/c International Small Cap, P.O. Box 1713, Boston, MA 02105-1713 (6%); Service Class Shares, Wells Fargo Bank Minnesota N.A., FBO Retirement Plan Services, P.O. Box 1533, Minneapolis, MN 55480-1533 (85%); The Goldman Sachs Group LP, Seed Account, 10 Hanover Street, Flr. 21, New York, NY 10004-2504 (15%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Emerging Markets Equity Fund: Class A Shares, IMS & Co., for the exclusive benefit of various IMS customers, P.O. Box 3865, Englewood, CO 80155-3865 (23%); Charles Schwab & Co. Inc., special custody account for benefit of customers, 101 Montgomery Street, San Francisco, CA 94104-4122 (5%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (5%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (11%); Class C Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (15%); DLJ Securities Corp. Inc., P.O. Box 2052, Jersey City, NJ 07303-2052 (13%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (7%); Institutional Class, University of Texas Systems, Permanent University Fund, P.O. Box 2033, Austin, TX 78768-2033 (30%); UTI MCO General Endowment Fund, Emerging Markets, 221 West 6th Street, Suite 1700, Austin, TX 78701-3416 (15%); State Street Bank & Trust, FBO Goldman Sachs Growth Strategy, P.O. Box 1713, Boston, MA 02105-1713 (14%); State Street Bank & Trust, FBO Goldman Sachs Growth & Income, P.O. Box 1713, Boston, MA 02105-1713 (13%); State Street Bank & Trust, FBO Goldman Sachs Aggressive Growth, 4900 Sears Tower, Chicago, IL 60606-6372 (10%); Verizon, P.O. Box 120029, 695 Main St., Suite 600, Stamford, CT 06901-2143 (8%); Service Class Shares, Fleet National Bank, Trustee FBO third party mutual fund alliances, P.O. Box 92800, Rochester, NY 14692-8900 (77%); Goldman Sachs Seed Account, 4900 Sears Tower, Chicago, IL 60606-6391 (23%).

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Asia Growth Fund: Class A Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (30%); Class B Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (20%); Class C Shares, Edward Jones, 201 Progress Parkway, Maryland Heights, MO 63043-3009 (24%); Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Service Team Sec # 97RS2, Goldman Sachs Funds, 4800 Deer Lake Drive East, 3rd Flr., Jacksonville, FL 32246-6484 (11%); Institutional Class Shares, Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (12%);.

         As of November 30, 2001 the following entities owned of record or beneficially more than 5% of the outstanding shares of the Research Select Fund: Institutional Shares, Promistar Trust Co., 551 Main Street, Promistar Plaza, Johnstown, PA 15901-2032 (19%); Goldman Sachs & Co., FBO a customer, 85 Broad Street, New York, NY 10004-2434 (5%); Service Class Shares, SNBSO & Co. Trust Dept., P.O. Box 1408, Springfield, OH 45501-1408 (90%); The Goldman Sachs Group LP, Research Select Fund, 85 Broad Street, Flr. 10, New York, NY 10004-2434 (8%).

         The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. In addition, Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

         The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

         The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

         The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such series or their respective shareholders. The Trustees may consider such factors as they, in their sole discretion, deem appropriate in making such determination include (i) the inability of the Trust or any series to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust or series or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on the business or operations of the Trust or series.

         The Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

         The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

         The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. The Series Trustees have, to the exclusion of any other Trustees of the Delaware Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to any other series or class.

Shareholder and Trustee Liability

         Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

         In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

TAXATION

         The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

General

         Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

         There are certain tax requirements that all Funds must follow in order to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that (i) a Fund derive at least 90% of its gross income for its taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the “90% gross income test”); and (ii) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the market value of such Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.

         If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity or Asia Growth Funds and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

         In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders as if received on December 31 of the year declared. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. At August 31, 2001 the following Funds had capital loss carry forwards approximating the amount indicated for federal tax purposes, expiring in the year indicated: Balanced Fund, $1,019,000 (expires 2009); Growth and Income Fund, $43,881,000 (expires 2008); CORE Large Cap Value Fund, $1,186,000 (expires 2009); CORE U.S. Equity Fund, $3,976,000 (expires 2009); CORE International Equity Fund, $1,646,000 (expires 2009); Small Cap Value Fund, $20,412,000 (expires 2007); Large Cap Value Fund, $130,000 (expires 2009); International Equity Fund, $4,358,000 (expires 2009); International Growth Opportunities Fund, $4,770,000 (expires 2009); Emerging Markets Equity Fund, $584,000 (expires 2009); Asia Growth Fund, $75,208,000 (expires 2005-2009) and Research Select Fund, $9,594,000 (expires 2009). These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

         Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund’s taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund’s distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, total return, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund’s investment company taxable income (computed without regard to such loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foregoing currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes with the result being either no dividends being paid or a portion of a Fund’s dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder’s tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.

         A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities or contracts. In order to obtain cash to enable it to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

         Each Fund anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds, more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

         If the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds make this election, their respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

         If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity or Asia Growth Funds, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder’s particular tax situation, certain shareholders of the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

         Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity or Asia Growth Funds file the election described above, its shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

         If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

Taxable U.S. Shareholders — Distributions

         For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

         Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund’s dividend income, if any, that would be eligible for the dividends-received deduction if such Fund were not a regulated investment company may be eligible, for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by the CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Asia Growth and Emerging Markets Equity Funds will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an “extraordinary dividend” under the Code, reduce such shareholder’s tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund’s taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends-received deduction for corporations. Such long-term capital gain will be taxed at a maximum rate of 20% (10% for those shareholders in the 15% tax bracket). In addition, any long-term gain distributions related to assets held for more than five years and sold after December 31, 2000 will be taxed at a maximum rate of 8% for those shareholders in the 15% tax bracket. For taxpayers in higher tax brackets, the capital gains tax rate will be reduced from 20% to 18% for long-term gain distributions related to assets acquired after December 31, 2000 and held for more than five years. Distributions, if any, that are in excess of a Fund’s current and accumulated earnings and profits will first reduce a shareholder’s tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders — Sale of Shares

         When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing its tax basis, a shareholder should generally retain its account statement for the period that it held shares). If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder’s holding period is more than one year, and short-term otherwise. In general, the maximum long-term capital gain rate will be 20% for capital gains on assets held more than one year (10% for those shareholders in the 15% tax bracket). In addition, gains related to the sale of shares held for more than five years and sold after December 31, 2000 will be taxed at a maximum rate of 8% for those shareholders in the 15% tax bracket. For shareholders in higher tax brackets, the capital gains tax rate will be reduced from 20% to 18% for any shares acquired after December 31, 2000 (or marked-to-market at the beginning of 2001) and held for more than five years. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

         Each Fund may be required to withhold, as “backup withholding,” federal income tax at a specified rate (30.5% for the remainder of 2001 and 30% for 2002) from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number (“TIN”) certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting its local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to a shareholder’s account while it is waiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfer to Minors Act, the TIN of the minor should be furnished.

Non-U.S. Shareholders

         The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law. Shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity or Asia Growth Funds to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

         Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

         Non-U.S. persons who fail to furnish a Fund with the proper IRS Form W-8 (i.e., W-8 BEN, W-8 ECI, W-8 IMY or W-8 EXP) or an acceptable substitute may be subject to backup withholding at a specified rate (30.5% for the remainder of 2001 and 30% for 2002) on capital gain dividends and the proceeds of redemptions and exchanges. Also, non-U.S. shareholders may be subject to estate tax. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

State and Local

         Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund’s portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

FINANCIAL STATEMENTS

         The audited financial statements and related reports of PricewaterhouseCoopers LLP, independent accountants, contained in each Fund’s 2001 Annual Report are hereby incorporated by reference. The financial statements in each Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The financial highlights included in each Fund’s Annual Report for periods ending on or before August 31, 1999 were audited by the Funds’ former independent auditors. No other parts of any Annual Report are incorporated by reference herein. A copy of the Annual Reports may be obtained without charge by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman, Sachs & Co., at the telephone number on the back cover of each Fund’s Prospectus.

OTHER INFORMATION

         Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s net asset value per share. See “Net Asset Value.” If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

         The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund. (The Trust may also suspend or postpone the recordation of the transfer or shares upon the occurrence of any of the foregoing conditions).

         As stated in the Prospectuses, the Trust may authorize Service Organizations and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders.

These institutions may receive payments from the Trust or Goldman Sachs for their services. Certain Service Organizations or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

         The Investment Adviser, Distributor and/or their affiliates may pay, out of their own assets, compensation to Authorized Dealers, Service Organizations and other financial intermediaries (“Intermediaries”) for the sale and distribution of shares of the Funds and/or for the servicing of those shares. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Additional Statement for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses. These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on an Intermediary’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Investment Adviser, Distributor and their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments may be different for different Intermediaries. Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable NASD regulations.

         In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

         The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

DISTRIBUTION AND SERVICE PLANS

(Class A Shares, Class B Shares and Class C Shares Only)

         Distribution and Service Plans. As described in the Prospectuses, the Trust has adopted, on behalf of Class A, Class B and Class C Shares of each Fund, distribution and service plans (each a “Plan”) pursuant to Rule 12b-1 under the Act. See “Shareholder Guide-Distribution and Service Fees” in the Prospectus. The Plans finance distribution and other services that are provided to investors in the Funds and enable the Funds to offer investors the choice of investing in either Class A, Class B or Class C Shares when investing in the Funds. In addition, the Plans are intended to assist the Funds in reaching and maintaining asset levels that are efficient for the Funds’ operations and investments.

         The Plans for each Fund were most recently approved on April 24, 2001 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans.

         The compensation for distribution services payable under a Plan to Goldman Sachs may not exceed 0.25%, 0.75% and 0.75%, per annum of a Fund’s average daily net assets attributable to Class A, Class B and Class C Shares respectively, of such Fund. Under the Plans for Class A (CORE International Equity, International Equity, European Equity, Japanese Equity, International Growth Opportunities, Emerging Markets Equity and Asia Growth Funds only), Class B and Class C Shares, Goldman Sachs is also entitled to received a separate fee for personal and account maintenance services equal to an annual basis of 0.25% of each Fund’s average daily net assets attributable to Class A, Class B or Class C Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD.

         Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and contingent deferred sales charge on Class A, Class B and Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class A, Class B and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fees as compensation for its services and expenses of distributing the Funds’ Class A, Class B and Class C Shares.

         Under each Plan, Goldman Sachs, as distributor of each Fund’s Class A, Class B and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

         The Plans will remain in effect until May 1, 2002 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation without approval of a majority of the outstanding Class A, Class B or Class C Shares of the affected Fund and share class. All material amendments of a Plan must also be approved by the Trustees of the Trust in the manner described above. A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A, Class B or Class C Shares, respectively, of the affected Fund and share class. If a Plan was terminated by the Trustees of the Trust and no successor plan was adopted, the Fund would cease to make payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as a Plan is in effect, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A, Class B and Class C Shareholders.

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 by each Fund then in existence pursuant to the Class A Plan:

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$304,187	$378,767	$268,705	$466,990

Growth and Income Fund	1,123,975	1,705,073	1,432,452	4,004,764

CORE Large Cap Value Fund[1]	252,999	222,782	88,576	579

CORE U.S. Equity Fund	1,450,295	1,644,698	901,485	1,963,368

CORE Large Cap Growth Fund	897,013	1,073,849	366,944	270,829

CORE Small Cap Equity Fund	127,047	134,001	84,036	81,416

CORE International Equity Fund	605,720	687,424	321,043	208,905

Capital Growth Fund	5,843,508	5,843,877	2,987,611	3,953,381

Strategic Growth Fund[1]	272,584	114,555	2,430	N/A

Growth Opportunities Fund[1]	782,550	171,456	2,204	N/A

Mid Cap Value Fund	132,340	99,049	93,442	449,380

Small Cap Value Fund	469,961	405,682	339,961	872,585

Large Cap Value Fund[1]	88,353	6,978	N/A	N/A

International Equity Fund	5,991,909	6,009,343	2,622,519	4,032,788

European Equity Fund[1]	580,268	569,252	192,446	66,759

Japanese Equity Fund[1]	214,882	286,204	55,407	19,466

International Growth Opportunities Fund[1]	1,197,973	881,543	115,648	62,146

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Emerging Markets Equity Fund	224,629	381,208	176,746	226,631

Asia Growth Fund	265,912	475,309	208,976	349,621

Research Select Fund[1]	798,800	67,271	N/A	N/A

1.	The Class A Share class of the CORE Large Cap Value, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities and Research Select Funds commenced operations on December 31, 1998, May 24, 1999, May 24, 1999, December 15, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and June 19, 2000, respectively.

The following chart shows the distribution and service fees that would have been paid to Goldman Sachs for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 by each Fund then in existence pursuant to the Class A Plan without the voluntary limitations then in effect:

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$304,187	$378,767	$268,705	$823,738

Growth and Income Fund	1,123,975	1,705,073	1,432,452	5,307,490

CORE Large Cap Value Fund[1]	252,999	222,782	88,576	579

CORE U.S. Equity Fund	1,450,295	1,644,698	901,485	1,963,368

CORE Large Cap Growth Fund	897,013	1,073,849	366,944	405,481

CORE Small Cap Equity Fund	127,047	134,001	84,036	102,281

CORE International Equity Fund	605,720	687,424	321,043	208,905

Capital Growth Fund	5,843,508	5,843,877	2,987,611	6,150,756

Strategic Growth Fund[1]	272,584	114,555	2,430	N/A

Growth Opportunities Fund[1]	782,550	171,456	2,204	N/A

Mid Cap Value Fund	132,340	99,049	93,442	449,380

Small Cap Value Fund	469,961	405,682	339,961	1,655,658

Large Cap Value Fund[1]	88,353	6,978	N/A	N/A

International Equity Fund	5,991,909	6,009,343	2,622,519	4,090,492

European Equity Fund[1]	580,268	569,252	192,446	66,759

Japanese Equity Fund[1]	214,882	286,204	55,407	19,466

International Growth Opportunities Fund[1]	1,197,973	881,543	115,648	62,146

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Emerging Markets Equity Fund	224,629	381,208	176,746	226,631

Asia Growth Fund	265,912	475,309	208,976	368,632

Research Select Fund[1]	98,800	67,271	N/A	N/A

1.	The Class A Share class of the CORE Large Cap Value, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities, and Research Select Funds commenced operations on December 31, 1998, May 24, 1999, May 24, 1999, December 15, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and June 19, 2000, respectively.

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 by each Fund then in existence pursuant to the Class B Plan:

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$304,056	$369,057	$247,828	$372,044

Growth and Income Fund	1,212,045	1,977,417	1,796,760	3,924,188

CORE Large Cap Value Fund[1]	205,783	177,310	40,251	122

CORE U.S. Equity Fund	2,213,541	2,484,645	1,115,835	995,389

CORE Large Cap Growth Fund	2,335,528	2,642,305	858,809	449,058

CORE Small Cap Equity Fund	164,228	158,867	80,244	140,016

CORE International Equity Fund	100,872	113,403	47,034	54,688

Capital Growth Fund	3,893,229	4,009,512	1,739,629	1,193,755

Strategic Growth Fund[1]	163,190	117,536	2,398	N/A

Growth Opportunities Fund[1]	579,323	164,373	598	N/A

Mid Cap Value Fund	313,397	234,374	200,960	417,334

Small Cap Value Fund	354,818	285,873	220,759	494,223

Large Cap Value Fund[1]	48,744	4,532	N/A	N/A

International Equity Fund	635,373	795,433	388,156	653,844

European Equity Fund[1]	36,028	29,685	4,365	387

Japanese Equity Fund[1]	35,716	61,667	15,230	5,736

International Growth Opportunities Fund[1]	21,369	17,389	1,354	1,566

Emerging Markets Equity Fund	17,159	18,920	4,255	3,075

Asia Growth Fund	47,638	81,059	32,196	43,192

Research Select Fund[1]	3,087,136	237,495	N/A	N/A

1.	The Class B Share class of the CORE Large Cap Value, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities and Research Select Funds commenced operations on December 31, 1998, May 24, 1999, May 24, 1999, December 15, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and June 19, 2000, respectively.

The following chart shows the distribution and service fees paid to Goldman Sachs for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999 by each Fund then in existence pursuant to the Class C Plan:

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$77,105	$96,430	$72,293	$142,821

Growth and Income Fund	124,514	213,661	225,003	553,531

CORE Large Cap Value Fund[1]	135,589	90,527	23,517	82

CORE U.S. Equity Fund	527,248	528,896	214,434	152,737

CORE Large Cap Growth Fund	1,079,564	1,154,416	343,654	156,368

CORE Small Cap Equity Fund	85,276	69,635	34,375	44,551

CORE International Equity Fund	59,158	62,639	25,018	27,157

Capital Growth Fund	1,350,820	1,156,975	447,252	262,717

Strategic Growth Fund[1]	67,665	57,666	2,161	N/A

Growth Opportunities Fund[1]	379,330	103,041	224	N/A

Mid Cap Value Fund	97,229	63,738	59,930	113,272

Small Cap Value Fund	115,088	70,710	43,062	8,298

Large Cap Value Fund[1]	18,151	2,643	N/A	N/A

International Equity Fund	202,282	176,506	60,274	74,197

European Equity Fund[1]	14,431	9,104	3,312	337

Japanese Equity Fund[1]	28,613	48,884	9,001	1,390

International Growth Opportunities Fund[1]	24,602	23,655	1,082	725

Emerging Markets Equity Fund	7,811	14,388	3,702	2,250

Asia Growth Fund	14,607	28,023	8,922	9,090

Research Select Fund[1]	1,667,034	106,700	N/A	N/A

1.	The Class C Share class of the CORE Large Cap Value, Strategic Growth, Growth Opportunities, Large Cap Value, European Equity, Japanese Equity, International Growth Opportunities and Research Select Funds commenced operations on December 31, 1998, May 24, 1999, May 24, 1999, December 15, 1999, October 1, 1998, May 1, 1998, May 1, 1998 and June 19, 2000, respectively.

         During the fiscal year ended August 31, 2001, Goldman Sachs incurred the following expenses in connection with distribution under the Class A Plan of each applicable Fund with Class A Shares then in existence:

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

Fiscal Year Ended August 31, 2001:

Balanced Fund	$339,300	$147,254	$225,366	$12,609	$59,025

Growth and Income Fund	1,141,811	155,636	177,432	9,567	47,362

CORE Large Cap Value Fund	287,647	131,649	197,089	9,947	51,592

CORE U.S. Equity Fund	1,411,042	287,440	285,482	15,348	74,570

CORE Large Cap Growth Fund	900,548	163,781	244,052	12,637	60,280

CORE Small Cap Equity Fund	155,391	110,741	149,617	7,794	37,990

CORE International Equity Fund	154,875	198,389	174,827	10,999	60,872

Capital Growth Fund	5,747,845	2,188,479	1,452,648	79,962	405,022

Strategic Growth Fund	551,994	382,210	245,469	13,202	67,927

Growth Opportunities Fund	1,450,069	1,143,394	860,919	43,252	233,491

Mid Cap Value	134,772	149,227	190,100	8,615	50,802

Small Cap Value Fund	155,391	110,741	149,617	7,794	37,990

Large Cap Value	135,874	287,565	341,037	16,656	94,900

International Equity Fund	3,818,370	2,554,003	1,892,107	112,377	544,312

European Equity Fund	441,267	491,671	344,883	18,403	92,494

Japanese Equity Fund	327,006	239,258	263,861	14,033	67,044

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

International Growth Opportunities	1,595,202	935,623	683,780	30,832	165,695

Emerging Market Equity Fund	200,672	195,466	221,183	10,428	55,690

Asia Growth Fund	220,743	198,304	250,146	12,306	61,616

Research Select Fund	1,136,374	469,400	714,201	37,259	172,338

1	Advance commissions paid to dealers of 1% on Class A Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.

         During the fiscal year ended August 31, 2001, Goldman Sachs incurred the following expenses in connection with distribution under the Class B Plan of each applicable Fund with Class B Shares then in existence:

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

Fiscal Year Ended August 31, 2001:

Balanced Fund	$407,948	$32,858	$55,462	$3,082	$14,482

Growth and Income Fund	3,075,688	27,058	44,543	2,385	11,842

CORE Large Cap Value Fund	191,351	23,543	38,783	1,968	10,337

CORE U.S. Equity Fund	2,226,239	56,981	96,546	5,112	25,017

CORE Large Cap Growth Fund	2,653,079	84,828	150,204	7,860	37,710

CORE Small Cap Equity Fund	170,348	26,697	46,018	2,412	11,686

CORE International Equity Fund	109,562	15,333	26,739	1,140	6,799

Capital Growth Fund	3,755,728	116,987	182,955	10,001	50,880

Strategic Growth Fund	150,410	22,711	38,652	1,976	10,122

Growth Opportunities Fund	580,952	79,580	126,120	6,449	34,566

Mid Cap Value	430,839	64,727	105,189	5,051	28,477

Small Cap Value Fund	487,494	39,575	63,517	3,070	17,165

Large Cap Value	46,907	32,149	51,609	2,935	14,417

International Equity Fund	792,706	53,074	81,464	5,020	23,295

European Equity Fund	57,160	5,001	8,570	430	2,206

Japanese Equity Fund	57,826	12,195	20,437	1,097	5,327

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

International Growth Opportunities	19,944	2,653	4,671	198	1,127

Emerging Market Equity Fund	28,771	4,556	7,586	367	1,970

Asia Growth Fund	89,461	12,365	20,776	1,032	5,208

Research Select Fund	3,739,644	361,447	666,522	34,618	159,817

1	Advance commissions paid to dealers of 4% on Class B Shares are considered deferred assets which are amortized over a period of 6 years; amounts presented above reflect amortization expense recorded during the period presented.

         During the fiscal year ended August 31, 2001, Goldman Sachs incurred the following expenses in connection with distribution under the Class C Plan of each applicable Fund with Class C Shares then in existence:

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

Fiscal Year Ended August 31, 2001:

Balanced Fund	$57,970	$7,947	$13,181	$797	$3,571

Growth and Income Fund	116,509	3,334	4,576	245	1,217

CORE Large Cap Value Fund	126,250	15,599	25,323	1,305	6,835

CORE U.S. Equity Fund	544,270	13,081	19,975	1,255	5,617

CORE Large Cap Growth Fund	1,230,972	40,907	69,487	3,627	17,419

CORE Small Cap Equity Fund	94,994	13,985	23,532	1,253	6,088

CORE International Equity Fund	82,828	9,005	15,652	670	4,000

Capital Growth Fund	1,383,076	37,877	56,837	3,565	17,038

Strategic Growth Fund	81,086	36,176	61,500	3,282	17,733

Growth Opportunities Fund	404,595	52,649	87,429	4,223	22,942

Mid Cap Value	99,218	21,274	32,821	1,579	9,057

Small Cap Value Fund	116,533	12,221	19,254	1,012	5,447

Large Cap Value	24,005	12,504	20,578	1,156	5,563

International Equity Fund	238,566	17,058	26,112	1,592	7,535

European Equity Fund	31,205	1,999	3,336	167	888

Japanese Equity Fund	38,253	10,187	16,720	916	4,473

		Compensation		Printing and	Preparation
		and Expenses	Allocable	Mailing of	and
		of the	Overhead,	Prospectuses	Distribution
		Distributor	Telephone	to Other	of Sales
	Compensation	& Its Sales	and Travel	Than Current	Literature and
	to Dealers[1]	Personnel	Expenses	Shareholders	Advertising

International Growth Opportunities	43,375	3,531	5,564	214	1,287

Emerging Market Equity Fund	11,012	2,070	3,591	155	876

Asia Growth Fund	23,405	3,680	6,480	307	1,582

Research Select Fund	1,881,414	190,376	346,326	18,576	84,803

1	Advance commissions paid to dealers of 1% on Class C Shares are considered deferred assets which are amortized over a period of 1 year; amounts presented above reflect amortization expense recorded during the period presented.

OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES,
REDEMPTIONS, EXCHANGES AND DIVIDENDS
(Class A Shares, Class B Shares and Class C Shares Only)

Maximum Sales Charges

         Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share as of August 31, 2001, the maximum offering price of each Fund’s Class A Shares would be as follows:

		Maximum	Offering
	Net Asset	Sales	Price to
	Value	Charge	Public

Balanced Fund	$18.34	5.5%	$19.41

Growth and Income Fund	19.66	5.5%	20.80

CORE U.S. Equity Fund	10.31	5.5%	10.91

CORE Large Cap Value Fund	24.30	5.5%	25.71

CORE Large Cap Growth Fund	11.51	5.5%	12.18

CORE Small Cap Equity Fund	10.59	5.5%	11.21

CORE International Equity Fund	8.38	5.5%	8.87

Capital Growth Fund	19.76	5.5%	20.91

Strategic Growth Fund	9.22	5.5%	9.76

Growth Opportunities Fund	18.11	5.5%	19.16

Mid Cap Value Fund	24.34	5.5%	25.76

Small Cap Value Fund	28.55	5.5%	30.21

Large Cap Value Fund	10.21	5.5%	10.80

International Equity Fund	15.64	5.5%	16.55

European Equity Fund	9.31	5.5%	9.85

Japanese Equity Fund	8.82	5.5%	9.33

International Growth Opportunities Fund	9.81	5.5%	10.38

Emerging Market Equity Fund	7.21	5.5%	7.63

Asia Growth Fund	8.07	5.5%	8.54

Research Select Fund	7.07	5.5%	7.48

         You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)  The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)  Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)  Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)  The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)  If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares will be subject to a sales charge; and

(6)  The Distributor may require evidence of your qualification for this waiver.

         The following information supplements the information in the Prospectus under the captions “Shareholder Guide” and “Dividends.” Please see the Prospectus for more complete information.

Other Purchase Information

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Right of Accumulation (Class A)

A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder’s current holdings of existing Class A Shares (acquired by purchase or exchange) of a Fund and Class A Shares of any other Goldman Sachs Fund total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $65,000 and purchases additional Class A Shares of any Goldman Sachs Fund with a purchase price of $45,000, the sales charge for the $45,000 purchase would be 3.75% (the rate applicable to a single purchase of $100,000 or more). Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A Shares purchased subject to a sales charge. Class A Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management will be combined with Class A Shares and other assets held by all other Goldman Sachs Wealth Management accounts. In addition, Class A Shares of the Funds and Class A Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, “eligible persons”) may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization’s, group’s or firm’s agreement to cooperate in the offering of the Fund’s shares to eligible persons; and (ii) notification to the relevant Fund at the time of purchase that the investor is eligible for this right of accumulation. In addition, in connection with SIMPLE IRA accounts, cumulative quantity discounts are available on a per plan basis if (i) your employee has been assigned a cumulative discount number by Goldman Sachs, and (ii) your account, alone or in combination with the accounts of other plan participants also invested in Class A Shares of Goldman Sachs Funds, totals the requisite aggregate amount as described in the Prospectus.

Statement of Intention (Class A)

If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the “Statement”). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an “accumulation credit” toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.

The provisions applicable to the Statement, and the terms of the related escrow agreement, are set forth in Appendix C to this Additional Statement.

Cross-Reinvestment of Dividends and Distributions

Shareholders may receive dividends and distributions in additional shares of the same class of a Fund or they may elect to receive them in cash or shares of the same class of other Goldman Sachs Funds or ILA Service Shares of the Prime Obligations Fund or the Tax-Exempt Diversified Fund, if they hold Class A Shares of a Fund, or ILA, Class B or Class C Shares of the Prime Obligations Fund, if they hold Class B or Class C Shares of a Fund (the “ILA Funds”).

A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund or ILA Fund and its shares and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or ILA Funds is available only in states where such reinvestment may legally be made.

Automatic Exchange Program

A Fund shareholder may elect to exchange automatically a specified dollar amount of shares of a Fund into an identical account of another Goldman Sachs Fund or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.

Class C Exchanges

As stated in the Prospectus, Goldman Sachs normally begins paying the annual 0.75% distribution fee on Class C Shares to Authorized Dealers after the shares have been held for one year. When an Authorized Dealer enters into an appropriate agreement with Goldman Sachs and stops receiving this payment on Class C Shares that have been beneficially owned by the Authorized Dealer’s customers for at least ten years, those Class C Shares may be exchanged for Class A Shares (which bear a lower distribution fee) of the same Fund at their relative NAV without a sales charge in recognition of the reduced payment to the Authorized Dealer.

Systematic Withdrawal Plan

A systematic withdrawal plan (the “Systematic Withdrawal Plan”) is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A, Class B or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A, Class B or Class C Shares. The CDSC applicable to Class A, Class B or Class C Shares redeemed under a systematic withdrawal plan may be waived. See “Shareholder Guide” in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

SERVICE AND SHAREHOLDER ADMINISTRATION PLANS
(Service Shares Only)

The Funds have adopted a service plan and a separate shareholder administration plan (the “Plans”) with respect to the Service Shares which authorize the Funds to compensate Service Organizations for providing certain personal and account maintenance services and administration services to their customers who are or may become beneficial owners of such Shares. Pursuant to the Plans, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers (“Service Agreements”). Under such Service Agreements the Service Organizations may perform some or all of the following services:

(a) Personal and account maintenance services, including: (i) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (ii) acting as liaison between the Service Organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (iii) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (iv) responding to investor requests for prospectuses; (v) displaying and making prospectuses available on the Service Organization’s premises; and (vi) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization.

(b) Shareholder administration services, including: (i) acting or arranging for another party to act, as recordholder and nominee of the Service Shares beneficially owned by the Service Organization’s customers; (ii) establishing and maintaining individual accounts and records with respect to the Service Shares owned by each customer; (iii) processing customer orders to purchase, redeem and exchange Service Shares; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of such Service Shares; (v) processing dividend payments on behalf of customers; and (vi) performing other related services which do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the Act or “personal and account maintenance services” within the meaning of the National Association of Securities Dealers, Inc.’s Conduct Rules.

As compensation for such services, each Fund will pay each Service Organization a personal and account maintenance service fee and a shareholder administration service fee in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

The amount of the service and shareholder administration fees paid by each Fund then in existence to Service Organizations pursuant to the Plans was as follows for the fiscal years ended August 31, 2001 and August 31, 2000, the fiscal period ended August 31, 1999 and the fiscal year ended January 31, 1999. Prior to January 30, 2001, the Funds had a single Service Plan which provided fees for both personal and account maintenance services and shareholder administration services.

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	Ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Balanced Fund	$122	$78	$445	$1,402

Growth and Income Fund	34,479	44,543	32,442	57,187

CORE Large Cap Value Fund[1]	140	59	13	1

CORE U.S. Equity Fund	47,998	60,276	34,586	49,461

CORE Large Cap Growth Fund	10,754	15,306	6,385	2,992

CORE Small Cap Equity Fund	661	315	176	74

CORE International Equity Fund	116	119	20	53

Capital Growth Fund	55,055	48,672	16,691	7,655

Strategic Growth Fund[2]	7	8	2	N/A

Growth Opportunities Fund[2]	970	628	2	N/A

Mid Cap Value Fund	1,176	904	656	685

Small Cap Value Fund	2,035	268	471	588

Large Cap Value Fund[3]	7	5	N/A	N/A

International Equity Fund	25,229	20,398	10,635	17,786

European Equity Fund[4]	9	11	6	3

Japanese Equity Fund[4]	10	14	6	6

International Growth Opportunities Fund[4]	30	11	5	6

	Fiscal year	Fiscal year	Fiscal period	Fiscal year
	Ended	ended	ended	ended
	August 31,	August 31,	August 31,	January 31,
	2001	2000	1999	1999

Emerging Markets Equity Fund[5]	16	2	4	7

Asia Growth Fund[6]	N/A	N/A	N/A	N/A

Research Select Fund[7]	90	8	N/A	N/A

[1]	Prior to December 31, 1998, the CORE Large Cap Value Fund had not sold Service Shares.

[2]	Prior to May 24, 1999, the Strategic Growth and Growth Opportunities Fund had not sold Service Shares.

[3]	Prior to December 15, 1999, the Large Cap Value Fund had not sold Service Shares.

[4]	Prior to October 1, 1998, May 1, 1998 and May 1, 1998, the European Equity, Japanese Equity and International Growth Opportunities Funds, respectively, had not sold Service Shares.

[5]	For the fiscal year ended August 31, 2001, the net service and shareholder administration fees for the Emerging Markets Equity Fund were $0 due to a voluntary waiver then in effect.

[6]	During the periods shown, Service Shares of the Asia Growth Fund were not sold.

[7]	Prior to June 19, 2000, the Research Select Fund had not offered Service Shares.

The Funds have adopted the Service Plan but not the Shareholder Administration Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization’s receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the related Service Agreements, most recently voted to approve the Plans and related Service Agreements with respect to each Fund at a meeting called for the purpose of voting on such Plans and Service Agreements on April 24, 2001. The Plans and related Service Agreements will remain in effect until May 1, 2002 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Service Plan may not be amended (but the Shareholder Administration Plan may be amended) to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of each Plan must also be approved by the Trustees in the manner described above. The Plans may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the affected Fund’s outstanding Service Shares. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds.

APPENDIX A
DESCRIPTION OF DEBT SECURITIES RATINGS

Short-Term Issue Credit

         A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for short-term issues:

                  “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

                  “A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

                  “A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  “B” — Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

                  “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

                  “D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks. Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific

1-A

issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody’s commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

                  “Prime-1” — Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  “Prime-2” — Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  “Prime-3” — Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  “Not Prime” — Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

                  “F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

                  “F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

2-A

                  “F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  “B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  “C” — Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

                  “D” — Securities are in actual or imminent payment default.

         Plus (+) or Minus (-) may be appended to a rating other than“F1” to denote relative status within major rating categories.

Corporate and Municipal Long-Term Debt Ratings

         The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

                  “AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

                  “AA” — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

                  “A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

                  “BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

3-A

                  “BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

                  “B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

                  “CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  “CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.

                  “C” — A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  “D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) — The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

4-A

                  “Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  “Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

                  “A” — Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  “Baa” — Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  “Ba” — Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  “B” — Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  “Caa” — Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  “Ca” — Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  “C” — Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

5-A

         Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

                  “AAA” — Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  “AA” — Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  “A” — Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The timely payment of financial commitments is strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  “BBB” — Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  “BB” — Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  “B” — Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  “CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained,

6-A

favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

                  “DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

         Entities rated in these categories have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

         Plus (+) or Minus (-) may be appended to a rating to denote relative status within major rating categories Such suffixes are not added to the “AAA” Long-term rating category or to categories below “CCC.”

7-A

Municipal Note Ratings

         A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

                  “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s for short-term obligations.

                  “MIG-1"/“VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

                  “MIG-2"/“VMIG-2” — This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

                  “MIG-3"/“VMIG-3” — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

8-A

APPENDIX B

BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

         Goldman Sachs is noted for its Business Principles, which guide all of the firm’s activities and serve as the basis for its distinguished reputation among investors worldwide.

         Our client’s interests always come first. Our experience shows that if we serve our clients well, our own success will follow.

         Our assets are our people, capital and reputation. If any of these is ever diminished, the last is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

         We take great pride in the professional quality of our work. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

         We stress creativity and imagination in everything we do. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client’s problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

         We make an unusual effort to identify and recruit the very best person for every job. Although our activities are measured in billions of dollars, we select our people one by one. In a service business, we know that without the best people, we cannot be the best firm.

         We offer our people the opportunity to move ahead more rapidly than is possible at most other places. We have yet to find limits to the responsibility that our best people are able to assume. Advancement depends solely on ability, performance and contribution to the Firm’s success, without regard to race, color, religion, sex, age, national origin, disability, sexual orientation, or any other impermissible criterion or circumstance.

         We stress teamwork in everything we do. While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the Firm and its clients.

         The dedication of our people to the Firm and the intense effort they give their jobs are greater than one finds in most other organizations. We think that this is an important part of our success.

         Our profits are a key to our success. They replenish our capital and attract and keep our best people. It is our practice to share our profits generously with all who helped create them. Profitability is crucial to our future.

1-B

         We consider our size an asset that we try hard to preserve. We want to be big enough to undertake the largest project that any of our clients could contemplate, yet small enough to maintain the loyalty, the intimacy and the esprit de corps that we all treasure and that contribute greatly to our success.

         We constantly strive to anticipate the rapidly changing needs of our clients and to develop new services to meet those needs. We know that the world of finance will not stand still and that complacency can lead to extinction.

         We regularly receive confidential information as part of our normal client relationships. To breach a confidence or to use confidential information improperly or carelessly would be unthinkable.

         Our business is highly competitive, and we aggressively seek to expand our client relationships. However, we must always be fair competitors and must never denigrate other firms.

         Integrity and honesty are the heart of our business. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

2-B

GOLDMAN, SACHS & CO.’S INVESTMENT BANKING
AND SECURITIES ACTIVITIES

         Goldman Sachs is a leading financial services firm traditionally known on Wall Street and around the world for its institutional and private client service.

         With fifty offices worldwide Goldman Sachs employs over 20,000 professionals focused on opportunities in major markets.

         The number one underwriter of all international equity issues from 1989-2001.*

         The number one lead manager of U.S. common stock offerings from 1989-2001.*

         The number one lead manager for initial public offerings (IPOs) worldwide from 1989-2001.*

*	Source: Security Data Corporation. Common stock ranking excludes REITs, Investment Trusts and Rights. Ranking based on dollar volume issued.

3-B

GOLDMAN, SACHS & CO.’S HISTORY OF EXCELLENCE

1869	Marcus Goldman opens Goldman Sachs for business

1890	Dow Jones Industrial Average first published

1896	Goldman, Sachs & Co. joins New York Stock Exchange

1906	Goldman, Sachs & Co. takes Sears Roebuck & Co. public (at 94 years, the firm’s longest-standing client relationship)

Dow Jones Industrial Average tops 100

1925	Goldman, Sachs & Co. finances Warner Brothers, producer of the first talking film

1956	Goldman, Sachs & Co. co-manages Ford’s public offering, the largest to date

1970	Goldman, Sachs & Co. opens London office

1972	Dow Jones Industrial Average breaks 1000

1986	Goldman, Sachs & Co. takes Microsoft public

1988	Goldman Sachs Asset Management is formally established

1991	Goldman, Sachs & Co. provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1995	Goldman Sachs Asset Management introduces Global Tactical Asset Allocation Program

Dow Jones Industrial Average breaks 5000

1996	Goldman, Sachs & Co. takes Deutsche Telekom public

Dow Jones Industrial Average breaks 6000

1997	Goldman Sachs Asset Management increases assets under management by 100% over 1996

Dow Jones Industrial Average breaks 7000

4-B

1998	Goldman Sachs Asset Management reaches $195.5 billion in assets under management

Dow Jones Industrial Average breaks 9000

1999	Goldman Sachs becomes a public company

Goldman Sachs Asset Management launches the Goldman Sachs Internet Tollkeeper Fund; becomes the year’s second most successful new mutual fund launch

2000	Goldman Sachs Research Select Fund launches; first day sales are the highest ever for any Goldman Sachs Fund

Goldman Sachs Asset Management has total assets under management of $298.5 billion

2001	Goldman Sachs Asset Management reaches $100 billion in money market assets

5-B

APPENDIX C

Statement of Intention
(applicable only to Class A Shares)

         If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by checking and filing the Statement of Intention in the Account Application. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of the Statement of Intention.

         To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that the Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if the investor’s purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

Escrow Agreement

         Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application will be held in escrow by the Transfer Agent in the form of shares registered in the investor’s name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed shares will be released.

         If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem, pursuant to the authority given by the investor in the Account Application, an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

1-C

PART C
OTHER INFORMATION
Item 23. Exhibits

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         The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419);
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to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); and to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540).
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(a)(1).	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573.)

(a)(2).	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495.)

(a)(3).	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495.)

(a)(4).	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676.)

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(a)(5).	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676.)

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(a)(6).	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845.)

(a)(7).	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845.)

(a)(8).	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081.)

(a)(9).	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742.)

(a)(10).	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544.)

(a)(11).	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294.)

(a)(12).	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294.)

(a)(13).	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208.)

(a)(14).	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585.)

(a)(15).	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509.)

(a)(16).	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

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(a)(17).	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

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(b)(1).	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573.)

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(b)(2).	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294.)

(c).	Not applicable.

(d)(1).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676.)

(d)(2).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676.)

(d)(3).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676.)

(d)(4).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676.)

(d)(5).	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676.)

(d)(6).	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275.)

(d)(7).	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676.)

(d)(8).	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742.)

(d)(9).	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544.)

(d)(10).	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294.)

(d)(11).	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208.)

(d)(12).	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950109-00-001365.)

(d)(13).	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(d)(14).	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997 (Accession No. 0000950109-01-500094.)


(f).	Not applicable.

(g)(1).	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856.)

(g)(2).	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965.)

(g)(3).	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965.)

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(g)(4).	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit (g)(2). (Accession No. 0000950130-98-000965.)

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(g)(5).	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495.)

(g)(6).	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965.)

(g)(7).	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965.)

(g)(8).	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965.)

(g)(9).	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965.)

(g)(10).	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965.)

(g)(11).	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965.)

(g)(12).	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965.)

(g)(13).	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965.)

(g)(14).	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965.)

(g)(15).	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. Accession No. 0000950130-98-000965.)

(g)(16).	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. Accession No. 0000950130-98-000965.)

(g)(17).	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081.)

(g)(18).	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081.)

(g)(19).	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742.)

(g)(20).	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544.)

(g)(21).	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294.)

(g)(22).	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810.)

(g)(23).	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585.)

(g)(24).	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585.)

(g)(25).	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509.)

(g)(26).	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509.)

(g)(27).	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585.)

(g)(28).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585.)

(g)(29).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585.)

(g)(30).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585.)

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(g)(31).	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540)

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(h)(1).	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965.)

(h)(2).	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965.)

(h)(3).	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856.)

(h)(4).	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081.)

(h)(5).	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081.)

(h)(6).	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081.)

(h)(7).	Goldman Sachs – Institutional Liquid Assets Administration Class Administration Plan dated April 22, 1998. (Accession No. 0000950130-98-006081)

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(h)(8).	Cash Management Shares Service Plan dated May 1, 1998 (Accession No. 0000950130-98-006081.)

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(h)(9).	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081.)

(h)(10).	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081.)

(h)(11).	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081.)

(h)(12).	FST Select Shares Plan dated October 26, 1999. (Accession No. 0000950130-99-006810.)

(h)(13).	FST Administration Class Administration Plan dated April 25, 2000. (Accession No. 0000950130-00-002509.)

(h)(14).	FST Preferred Class Preferred Administration Plan dated April 25, 2000. (Accession No. 0000950130-00-002509.)

(h)(15).	Administration Class Administration Plan dated April 26, 2000. (Accession No. 0000950130-00-002509.)

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(h)(16).	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540)


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(h)(17). 	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540)

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(h)(18).	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan, amended and restated as of January 30, 2001. (Accession No. 0000950109-01-500540)

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(h)(19). 	FST Service Class Service Plan and Shareholder Administration Plan, amended and restated as of January 30, 2001. (Accession No. 0000950109-01-500540)

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(h)(20).	Service Class Service Plan and Shareholder Administration Plan, amended and restated as of January 30, 2001. (Accession No. 0000950109-01-500540)

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

(h)(21).	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540)


(i)(1).	Opinion of Drinker, Biddle & Reath LLP. (With respect to the Asset Allocation Portfolios). (Accession No. 0000950130-97-004495.)

(i)(2).	Opinion of Morris, Nichols, Arsht & Tunnell. (Accession No. 0000950130-97-001846.)

(i)(3).	Opinion of Drinker Biddle & Reath LLP. (With respect to Japanese Equity and International Small Cap). (Accession No. 0000950130-98-003563.)

(i)(4).	Opinion of Drinker Biddle & Reath LLP. (With respect to Cash Management Shares). (Accession No. 0000950130-98-003563.)

(i)(5).	Opinion of Drinker Biddle & Reath LLP. (With respect to the European Equity Fund). (Accession No. 0000950130-98-006081.)

(i)(6).	Opinion of Drinker Biddle & Reath LLP. (With respect to the CORE Large Cap Value Fund). (Accession No. 0000950130-98-006081.)

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(i)(7).	Opinion of Drinker Biddle & Reath LLP (With respect to the Conservative Strategy Portfolio). (Accession No. 0000950130-99-001069.)

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(i)(8).	Opinion of Drinker Biddle & Reath LLP (With respect to the Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544.)


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(i)(9).	Opinion of Drinker Biddle & Reath LLP (With respect to the Internet Tollkeeper Fund). Accession No. 0000950109-99-004208.)

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(i)(10).	Opinion of Drinker Biddle & Reath LLP (With respect to the Large Cap Value Fund). (Accession No. 0000950130-99-006810.)

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(i)(11).	Opinion of Drinker Biddle & Reath LLP (With respect to FST Select Shares). (Accession No. 0000950109-00-000585.)

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(i)(12).	Opinion of Drinker Biddle & Reath LLP (With respect to the High Yield Municipal Fund). (Accession No. 0000950109-00-001365.)

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(i)(13).	Opinion of Drinker Biddle & Reath LLP (With respect to the CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-001365.)

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(i)(14).	Opinion of Drinker Biddle & Reath LLP (With respect to the Research Select Fund). (Accession No. 0000950109-00-500123.)

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(i)(15).	Opinion of Drinker Biddle & Reath LLP (With respect to the Enhanced Income Fund). (Accession No. 0000950109-00-500123.)

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(i)(16).	Opinion of Drinker Biddle & Reath LLP (With respect to Cash Management Shares of certain ILA Portfolios). (Accession No. 0000950109-00-500123.)



(i)(17). 	Opinion of Drinker Biddle & Reath LLP (With respect to Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540.)

(j).	None.

(k).	Not applicable.

(l).	Not applicable.

(m)(1).	Class A Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845.)

(m)(2).	Class B Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845.)

(m)(3).	Class C Distribution and Service Plan amended and restated as of September 1, 1998. (Accession No. 0000950130-98-004845.)

(m)(4).	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1998. (Accession No. 0000950130-98-006081.)



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(n).	Plan dated January 30, 2001 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950109-01-500540)

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(p)(1).	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust, dated April 23, 1997, as amended October 21, 1997 and April 25, 2000. (Accession No. 0000950130-00-002509.)

(p)(2).	Code of Ethics — Goldman Sachs Asset Management, Goldman Sachs Funds Management L.P. and Goldman Sachs Asset Management International, effective January 23, 1991 (as revised April 1, 2000). (Accession No. 0000950130-00-002509.)

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(q)(1).	Powers of Attorney of Messrs. Bakhru, Ford, Shuch, Smart, Strubel, Mosior, Gilman, Perlowski, Richman, Surloff, Mmes. McPherson, Mucker and Taylor. (Accession No. 0000950130-97-000805.)

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(q)(2).	Powers of Attorney dated October 21, 1997 on behalf of James A. Fitzpatrick and Valerie A. Zondorak. (Accession No. 0000950130-98-000676.)

(q)(3).	Power of Attorney dated November 15, 2000 on behalf of Patrick T. Harker (Accession No. 0000950109-00-500123.)

The following exhibits relating to Goldman Sachs Trust are filed herewith electronically pursuant to EDGAR rules:

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(a)(18).	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997.


 (d)(15).	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997.





(e).	Distribution Agreement dated April 30, 1997, as amended April 25, 2001.



(g)(32).	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between

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

Registrant and State Street Bank and Trust Company.






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(g)(33).	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company.



(g)(34).	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company.





(g)(35).	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company.



(g)(36).	Form of amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company.



(g)(37).	Form of amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company.



(h)(22).	Cash Portfolio Administration Class Plan dated April 25, 2001.



(h)(23).	Cash Portfolio Preferred Administration Plan dated April 25, 2001.




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(h)(24).	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio.





(i)(18).	Opinion of Drinker Biddle & Reath LLP (With respect to all outstanding Funds and share classes).



(j)(1).	Consent of PricewaterhouseCoopers LLP.

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(q)(4).	Powers of Attorney Dated August 2, 2001 on behalf of Gary Black, Wilma J. Smelcer and Kaysie P. Uniacke.

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Item 24. Persons Controlled by or Under Common Control with Registrant.

Not Applicable.

Item 25. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated by reference to Exhibits (d)(1) through (d)(7).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended April 25, 2001 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of the Distribution Agreement is filed herewith as Exhibit (e). The Transfer Agency Agreements are incorporated by reference as Exhibits (h)(3), (h)(4), (h)(5) and (h)(6), respectively, to the Registrant’s Registration Statement.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Business and Other Connections of Investment Adviser.

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The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Management, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the Commission (File Nos. 801-16048, 801-37591 and 801-38157, respectively), the texts of which are hereby incorporated by reference.
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Item 27. Principal Underwriters.

(a)  Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

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(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of Goldman, Sachs & Co.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
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GOLDMAN SACHS MANAGEMENT COMMITTEE


Name and Principal
Business Address	Position with Goldman, Sachs & Co.

Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer

Robert J. Hurst (1)	Vice Chairman

John A. Thain (1)(3)	President and Co-Chief Operating Officer

John L. Thornton (3)	President and Co-Chief Operating Officer

Lloyd C. Blankfein (1)	Managing Director

Richard A. Friedman (1)	Managing Director

Steven M. Heller (1)	Managing Director

Robert S. Kaplan (1)	Managing Director

Philip D. Murphy (2)	Managing Director

Daniel M. Neidich (1)	Managing Director

Robert K. Steel (2)	Managing Director

David A. Viniar (4)	Managing Director

Patrick J. Ward (3)	Managing Director

Peter A. Weinberg (3)	Managing Director

Gregory K. Palm (5)	Counsel and Managing Director

Jon Winkelried (3)	Managing Director

Esta E. Stecher (5)	Counsel and Managing Director

Kevin W. Kennedy (1)	Managing Director

(1)	85 Broad Street, New York, NY 10004

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	1 New York Plaza, New York, NY 10004

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 73 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 73 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 21st day of December, 2001.

GOLDMAN SACHS TRUST (A Delaware business trust)

By: /s/ Howard B. Surloff
      Howard B. Surloff
      Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]Gary Black Gary Black	President	December 21, 2001
[2]John M. Perlowski John M. Perlowski	Principal Accounting Officer and Principal Financial Officer	December 21, 2001
[2]David B. Ford David B. Ford	Trustee	December 21, 2001
[2]Mary Patterson McPherson Mary Patterson McPherson	Trustee	December 21, 2001
[2]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	December 21, 2001
[2]Alan A. Shuch Alan A. Shuch	Trustee	December 21, 2001
[1]Wilma J. Smelcer Wilma J. Smelcer	Trustee	December 21, 2001
[1]Kaysie P. Uniacke Kaysie P. Uniake	Trustee	December 21, 2001
[2]Richard P. Strubel Richard P. Strubel	Trustee	December 21, 2001

[2]Patrick T. Harker Patrick T. Harker	Trustee	December 21, 2001

1,2By: /s/ Howard B. Surloff
Howard B. Surloff,
Attorney-In-Fact

1.	Pursuant to a power of attorney filed herewith.

2.	Pursuant to a power of attorney previously filed.

CERTIFICATE

         The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on April 24, 2001.

         RESOLVED, that the Trustees and Officers of the Trusts who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. Fitzpatrick, Douglas C. Grip, Christopher Keller, John W. Perlowski, Howard B. Surloff and Valerie A. Zondorak, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trusts and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or caused to be done by virtue hereof.

Dated: December 21, 2001

/s/ Howard B. Surloff Howard B. Surloff, Secretary

EXHIBIT INDEX

(a)(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997.

(d)(15)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997.

(e)	Distribution Agreement dated April 30, 1997, as amended April 25, 2001.

(g)(32)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company.

(g)(33)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company.

(g)(34)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company.

(g)(35)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company.

(g)(36)	Form of amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company.

(g)(37)	Form of amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company.

(h)(22)	Cash Portfolio Administration Class Plan dated April 25, 2001.

(h)(23)	Cash Portfolio Preferred Administration Plan dated April 25, 2001.

(h)(24)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio.

(i)(18)	Opinion of Drinker Biddle & Reath LLP (With respect to all outstanding Funds and share classes).

(j)(1)	Consent of PricewaterhouseCoopers LLP.

(q)(4)	Powers of Attorney Dated August 2, 2001 on behalf of Gary Black, Wilma J. Smelcer and Kaysie P. Uniacke.